             As filed with the Securities and Exchange Commission on May 1, 2009
                                           REGISTRATION NOS. 333-25549/811-02441

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                         [ ]
     Post Effective Amendment No. 16                     [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 123                                   [X]

                                   ----------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (EXACT NAME OF REGISTRANT)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-8470
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                         AMERICAN HOME ASSURANCE COMPANY
                               (NAME OF GUARANTOR)

                       70 PINE STREET, NEW YORK, NY 10270
         (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 770-7000
               (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                              LAUREN W. JONES, ESQ.
                      AMERICAN GENERAL LIFE COMPANIES, LLC
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
(NAME AND ADDRESS OF AGENT FOR SERVICE FOR REGISTRANT, DEPOSITOR AND GUARANTORS)

                                   ----------

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on [date] pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485

Title of Securities Being Registered: (i) Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts, and
(ii) a guarantee related to insurance obligations under certain of those contracts.

                           WM STRATEGIC ASSET MANAGER
                                   PROSPECTUS

                                   MAY 1, 2009

                 FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
                      DEFERRED ANNUITY CONTRACTS OFFERED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                        ANNUITY ADMINISTRATION DEPARTMENT
                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
        1-800-277-0914; 1-281-878-7409; HEARING IMPAIRED: 1-888-436-5257


American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus. You may use AGL's Separate Account D ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual funds that are a part of Principal Variable Contracts Funds, Inc. ("PVC"), a series mutual fund advised by Principal Management Corporation.


     STRATEGIC ASSET MANAGEMENT ("SAM") PORTFOLIOS


     -    SAM Balanced Portfolio



     -    SAM Conservative Balanced Portfolio



     -    SAM Conservative Growth Portfolio



     -    SAM Flexible Income Portfolio



     -    SAM Strategic Growth Portfolio


     ACCOUNTS


     -    Diversified International Account



     -    Equity Income Account



     -    Income Account



     -    LargeCap Blend Account II



     -    LargeCap Growth Account



     -    MidCap Stock Account



     -    Money Market Account



     -    Short-Term Income Account



     -    SmallCap Growth Account II


     -    Mortgage Securities Account


     -    West Coast Equity Account


Each of the mutual fund series offers Class I shares. You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.

We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference. You should rely only on the information contained in this document and the current prospectus of PVC.


For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2009. We have filed the SAI with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the SAI appears at the end of this variable annuity Prospectus. You may obtain a free copy of the SAI if you write or call AGL's Annuity Administration Department, PO Box 1401, Houston Texas 77251-1401. The telephone number is 1-800-277-0914. You may also obtain the SAI through the SEC's Web site at http://www.sec.gov.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal investment.

----------
(2) This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."

                                TABLE OF CONTENTS

DEFINITIONS ...............................................................    4
FEE TABLE .................................................................    6
SUMMARY OF CONTRACT PROVISIONS ............................................    7
      Minimum Investment Requirements .....................................    7
      Purchase Payment Accumulation .......................................    7
      Fixed and Variable Annuity Payments .................................    8
      Changes in Allocations Among Divisions and Guarantee Periods ........    8
      Surrenders and Withdrawals ..........................................    8
      Cancellation Right ..................................................    8
      Death Proceeds ......................................................    9
      Limitations Imposed by Retirement Plans and Employers ...............    9
      Communications to Us ................................................    9
      Financial and Performance Information ...............................    9
SELECTED ACCUMULATION UNIT DATA (UNAUDITED) ...............................    9
FINANCIAL INFORMATION .....................................................   11
AGL .......................................................................   12
AMERICAN HOME ASSURANCE COMPANY ...........................................   12
SEPARATE ACCOUNT D ........................................................   12
THE SERIES ................................................................   12
      Voting Privileges ...................................................   14
THE FIXED ACCOUNT .........................................................   14
      Guarantee Periods ...................................................   14
      Crediting Interest ..................................................   15
      New Guarantee Periods ...............................................   15
CONTRACT ISSUANCE AND PURCHASE PAYMENTS ...................................   15
      Payments ............................................................   16
      Minimum Requirements ................................................   16
OWNER ACCOUNT VALUE .......................................................   16
      Variable Account Value ..............................................   16
      Fixed Account Value .................................................   17
TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
   WITHDRAWAL OF OWNER ACCOUNT VALUE ......................................   17
      Transfers ...........................................................   17
      Automatic Rebalancing ...............................................   18
      Market Timing .......................................................   19
      Surrenders ..........................................................   19
      Partial Withdrawals .................................................   20
ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS ................................   20
      Annuity Commencement Date ...........................................   20
      Application of Owner Account Value ..................................   20
      Fixed and Variable Annuity Payments .................................   20
      Annuity Payment Options .............................................   21
      Election of Annuity Payment Option ..................................   21
      Available Annuity Payment Options ...................................   22
      Transfers ...........................................................   23
DEATH PROCEEDS ............................................................   23
      Death Proceeds Before the Annuity Commencement Date .................   23
      Death Proceeds After the Annuity Commencement Date ..................   24
      Proof of Death ......................................................   25
CHARGES UNDER THE CONTRACTS ...............................................   25
      Premium Taxes .......................................................   25
      Surrender Charge ....................................................   25
      Special Surrender Charge Rules for Contracts Issued After
         October 1, 1998 and Before February 15, 2000 .....................   27
      Special Surrender Charge Rules for Contracts Issued Before
         October 2, 1998 ..................................................   27
      Transfer Charges ....................................................   28
      Annual Contract Fee .................................................   28
      Charge to the Separate Account ......................................   28
      Miscellaneous .......................................................   29

      Systematic Withdrawal Plan ..........................................   29
      One-Time Reinstatement Privilege ....................................   29
      Reduction in Surrender Charges or Administrative Charges ............   29
LONG-TERM CARE AND TERMINAL ILLNESS .......................................   29
      Long-Term Care ......................................................   29
      Terminal Illness ....................................................   29
OTHER ASPECTS OF THE CONTRACTS ............................................   29
      Owners, Annuitants, and Beneficiaries; Assignments ..................   30
      Reports .............................................................   30
      Rights Reserved by Us ...............................................   30
      Payment and Deferment ...............................................   31
FEDERAL INCOME TAX MATTERS ................................................   31
      General .............................................................   31
      Non-Qualified Contracts .............................................   31
      Individual Retirement Annuities ("IRAs") ............................   33
      Roth IRAs ...........................................................   34
      Simplified Employee Pension Plans ...................................   34
      Simple Retirement Accounts ..........................................   35
      Other Qualified Plans ...............................................   35
      Private Employer Unfunded Deferred Compensation Plans ...............   36
      Economic Growth and Tax Relief Reconciliation Act of 2001 ...........   36
      Federal Income Tax Withholding and Reporting ........................   36
      Taxes Payable by AGL and the Separate Account .......................   36
DISTRIBUTION ARRANGEMENTS .................................................   36
SERVICE AGREEMENTS ........................................................   37
LEGAL MATTERS .............................................................   37
OTHER INFORMATION ON FILE .................................................   38
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION ...........................   38

DEFINITIONS

WE, OUR AND US - American General Life Insurance Company ("AGL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

ACCOUNT VALUE - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of Separate Account D before the Annuity Commencement Date.

ANNUITANT - the person named as annuitant in the application for a Contract and on whose life annuity payments may be based.

ANNUITY ADMINISTRATION DEPARTMENT - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department mailing address is PO Box 1401, Houston, Texas 77251-1401.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

ANNUITY PAYMENT OPTION - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

ANNUITY PERIOD - the period of time during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used to calculate the amount of Variable Annuity Payments.

BENEFICIARY - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

CONTINGENT BENEFICIARY - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

CONTRACT - an individual annuity Contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract.

DIVISION - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

FIXED ACCOUNT - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

FIXED ACCOUNT VALUE - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

GENERAL ACCOUNT - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which we credit a Guaranteed Interest Rate.

HOME OFFICE - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, PO Box 1401, Houston, Texas 77251-1401; 1-800-277-0914 or 1-281-878-7409.

INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

NON-QUALIFIED - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

QUALIFIED - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT - the segregated asset account of AGL named Separate Account D, which receives and invests purchase payments under the Contracts.

SERIES - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are the Portfolios and the Funds of the WM Variable Trust.

SURRENDER CHARGE - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

VALUATION DATE - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

VARIABLE ACCOUNT VALUE - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

WRITTEN - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Summary of Contract Provisions - Communications to Us.") You must use special forms we or your sales representative provide to elect an Annuity Option or exercise your one-time reinstatement privilege.

FEE TABLE

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

OWNER TRANSACTION CHARGES

Front-End Sales Charge Imposed on Purchases ...............     0%
Maximum Surrender Charge(2) ...............................   7.0%
(computed as a percentage of purchase payments surrendered)
Transfer Fee ..............................................   $25(3)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

ANNUAL CONTRACT FEE(4) ....................................   $35

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Variable Account Value)

Mortality and Expense Risk Charge .......   1.25%
Administrative Expense Charge ...........   0.15%
                                            ----
Total Separate Account Annual Expenses ..   1.40%
                                            ====

PORTFOLIO AND UNDERLYING FUND EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.


TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                   MINIMUM   MAXIMUM
-------------------------------------------                   -------   -------
(Expenses that are deducted from the assets of a Mutual
   Fund, including management fees, distribution and/or
   service (12b-1) fees, and other expenses)                   0.25%     1.18%


Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) This example applies to Contract Owners who purchased their Contracts after February 14, 2000. The 15% free withdrawal under these Contracts is available in the first year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Maximum    $865     $1,253    $1,751    $2,990
Minimum    $771     $  971    $1,279    $2,034


----------
(2) This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."

(3) You may make up to 12 transfers each Contract Year before the Annuity Commencement Date without charge, but additional transfers will be subject to a $25 charge.

(4) This charge is waived for cumulative premiums of $50,000 or more and does not apply during the Annuity Period.

(2) This example applies to Contract Owners who purchased their Contracts after October 1, 1998 and before February 15, 2000. The 15% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Maximum    $970     $1,253    $1,751    $2,990
Minimum    $876     $  971    $1,279    $2,034


(3) This example applies to Contract Owners who purchased their Contracts before October 2, 1998. The 10% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Maximum    $970     $1,278    $1,771    $2,990
Minimum    $876     $  996    $1,299    $2,034


(4) If you do not surrender your Contract:


          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Maximum    $270     $828      $1,411    $2,990
Minimum    $176     $546      $  939    $2,034


Note: These examples should not be considered representations of past or future expenses for AGL Separate Account D or for any Series. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SUMMARY OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus.

The purpose of the Contracts is to provide retirement benefits through


     -    the accumulation of purchase payments on a fixed or variable basis;
          and


MINIMUM INVESTMENT REQUIREMENTS

Your initial purchase payment must be at least $2,000, if you are buying a Qualified Contract, and $5,000, if you are buying a Non-Qualified Contract. (See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the Money Market Fund Division) or Guarantee Period under your Contract to the Money Market Fund Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

Minimum Investment Requirements in Oregon. The preceding paragraph applies to all Contracts, including those purchased in Oregon. However, beginning November 20, 2000, if you purchase a Contract in Oregon, you may make only one purchase payment. The purchase payment is the sum of:


     -    the amount we receive on the date of issue of your Contract; and


PURCHASE PAYMENT ACCUMULATION

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 16 available Divisions of the Separate Account. Each Division invests solely in shares of one of 16 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")

FIXED AND VARIABLE ANNUITY PAYMENTS

You may elect to receive Fixed or Variable Annuity Payments or a combination of Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age, and in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers," for these and other conditions of transfer.

After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options - Transfers.")

SURRENDERS AND WITHDRAWALS

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")

CANCELLATION RIGHT

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period.

We will refund to you, in most states, the sum of:


     -    your Account Value; and


Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states, we refund the sum of your purchase payments.

DEATH PROCEEDS

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION


We include financial statements of AGL, American Home Assurance Company and the WM Strategic Asset Manager Divisions of Separate Account D in the SAI. (See "Contents of Statement of Additional Information.") The Separate Account financial statements include information only about the Divisions that invest in the Portfolios and Funds of PVC.


From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return," "total return," and "cumulative total return." The Money Market Fund Division may also advertise "effective yield."

SELECTED ACCUMULATION UNIT DATA (UNAUDITED)


The following tables show the Accumulation Unit ("AU") value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit values and the number of Accumulation Units outstanding at the end of each calendar year for the last ten years or since the Division began operations (May 5, 2000 for the MidCap Stock Account Division).



                                    UNIT     NUMBER OF
                           UNIT    VALUE      UNITS
                          VALUE     AT      OUTSTANDING
DIVISION           YEAR   AT 1/1   12/31     AT 12/31
--------           ----   ------   ------   ------------
SAM Balanced
Portfolio          2008   $10.68   $ 7.77     6,281,402
                   2007   $ 9.97   $10.68    12,648,509
                   2006   $ 9.14   $ 9.97    19,470,713
                   2005   $ 8.74   $ 9.14    24,705,106
                   2004   $ 8.05   $ 8.74    28,412,338
                   2003   $ 6.65   $ 8.05    31,038,324
                   2002   $ 7.39   $ 6.65    34,906,845
                   2001   $ 7.49   $ 7.39    40,969,356
                   2000   $ 7.56   $ 7.49    32,836,154
                   1999   $ 6.00   $ 7.56    12,033,168



                                    UNIT     NUMBER OF
                           UNIT    VALUE      UNITS
                          VALUE     AT      OUTSTANDING
DIVISION           YEAR   AT 1/1   12/31     AT 12/31
--------           ----   ------   ------   ------------
Diversified        2008    $8.52    $4.52        180,761
International      2007    $7.44    $8.52        313,386
Account            2006    $6.26    $7.44        458,616
                   2005    $5.39    $6.26        518,465
                   2004    $4.81    $5.39        524,395
                   2003    $3.60    $4.81        560,816
                   2002    $4.33    $3.60        643,141
                   2001    $5.34    $4.33        781,328
                   2000    $6.76    $5.34        915,393
                   1999    $4.51    $6.76        288,477

                                    UNIT     NUMBER OF
                           UNIT    VALUE      UNITS
                          VALUE     AT      OUTSTANDING
DIVISION           YEAR   AT 1/1   12/31     AT 12/31
--------           ----   ------   ------   ------------
SAM Conservative
Balanced
Portfolio (3)      2008   $ 7.63   $ 6.08        476,048
                   2007   $ 7.20   $ 7.63        908,866
                   2006   $ 6.71   $ 7.20      1,493,185
                   2005   $ 6.50   $ 6.71      1,931,866
                   2004   $ 6.09   $ 6.50      2,164,179
                   2003   $ 5.28   $ 6.09      2,035,585
                   2002   $ 5.48   $ 5.28      2,261,547
                   2001   $ 5.42   $ 5.48      2,351,794
                   2000   $ 5.24   $ 5.42      1,499,026
                   1999   $ 5.21   $ 5.24      1,096,862
SAM Conservative
Growth Portfolio   2008   $11.34   $ 7.48      4,236,853
                   2007   $10.53   $11.34      7,865,025
                   2006   $ 9.51   $10.53     12,615,027
                   2005   $ 9.01   $ 9.51     16,108,452
                   2004   $ 8.18   $ 9.01     18,998,377
                   2003   $ 6.44   $ 8.18     21,673,180
                   2002   $ 7.73   $ 6.44     26,163,600
                   2001   $ 8.13   $ 7.73     33,856,564
                   2000   $ 8.45   $ 8.13     28,335,202
                   1999   $ 6.15   $ 8.45      8,513,969
Equity Income
Account            2008   $10.84   $ 7.06        801,506
                   2007   $10.45   $10.84      1,727,148
                   2006   $ 8.97   $10.45      2,465,206
                   2005   $ 8.25   $ 8.97      2,685,742
                   2004   $ 7.02   $ 8.25      2,719,921
                   2003   $ 5.47   $ 7.02      2,828,241
                   2002   $ 6.34   $ 5.47      3,088,847
                   2001   $ 5.96   $ 6.34      3,246,150
                   2000   $ 5.16   $ 5.96      2,671,971
                   1999   $ 5.10   $ 5.16      2,272,960
SAM Flexible
Income Portfolio   2008   $ 8.61   $ 7.32      1,269,379
                   2007   $ 8.23   $ 8.61      2,612,552
                   2006   $ 7.81   $ 8.23      3,943,217
                   2005   $ 7.66   $ 7.81      5,803,431
                   2004   $ 7.29   $ 7.66      6,865,841
                   2003   $ 6.53   $ 7.29      7,868,316
                   2002   $ 6.48   $ 6.53      9,808,934
                   2001   $ 6.27   $ 6.48      8,182,975
                   2000   $ 6.01   $ 6.27      5,785,165
                   1999   $ 5.61   $ 6.01      3,439,145
LargeCap Blend
Account II         2008   $ 7.18   $ 4.50        984,167
                   2007   $ 6.92   $ 7.18      1,985,545
                   2006   $ 6.28   $ 6.92      3,185,003
                   2005   $ 6.16   $ 6.28      4,258,719
                   2004   $ 5.73   $ 6.16      5,015,663
                   2003   $ 4.58   $ 5.73      5,917,061
                   2002   $ 5.89   $ 4.58      7,300,111
                   2001   $ 6.19   $ 5.89      9,551,973
                   2000   $ 6.14   $ 6.19      9,352,990
                   1999   $ 5.27   $ 6.14      5,205,744



                                    UNIT     NUMBER OF
                           UNIT    VALUE      UNITS
                          VALUE     AT      OUTSTANDING
DIVISION           YEAR   AT 1/1   12/31     AT 12/31
--------           ----   ------   ------   ------------
MidCap Stock
Account            2008   $ 9.46   $ 6.57        173,791
                   2007   $10.41   $ 9.46        392,189
                   2006   $ 9.04   $10.41        599,565
                   2005   $ 8.08   $ 9.04        674,912
                   2004   $ 7.15   $ 8.08        765,173
                   2003   $ 5.68   $ 7.15        803,239
                   2002   $ 6.42   $ 5.68        915,143
                   2001   $ 5.82   $ 6.42        823,143
                   2000       --   $ 5.82        394,125
                   1999       --      --             --
Money Market
Account            2008   $ 6.16   $ 6.23        704,614
                   2007   $ 5.95   $ 6.16        852,477
                   2006   $ 5.78   $ 5.95      1,276,306
                   2005   $ 5.72   $ 5.78      1,204,188
                   2004   $ 5.75   $ 5.72      1,419,380
                   2003   $ 5.79   $ 5.75      2,191,061
                   2002   $ 5.79   $ 5.79      3,980,318
                   2001   $ 5.66   $ 5.79      3,412,876
                   2000   $ 5.43   $ 5.66      1,905,970
                   1999   $ 5.26   $ 5.43        694,837
Short Term
Income Account     2008   $ 6.91   $ 6.78         84,739
                   2007   $ 6.71   $ 6.91        171,382
                   2006   $ 6.51   $ 6.71        270,706
                   2005   $ 6.49   $ 6.51        431,283
                   2004   $ 6.45   $ 6.49        582,836
                   2003   $ 6.20   $ 6.45        683,337
                   2002   $ 5.92   $ 6.20        816,941
                   2001   $ 5.55   $ 5.92        520,841
                   2000   $ 5.20   $ 5.55        385,577
                   1999   $ 5.12   $ 5.20        259,468
SmallCap
Growth Account
II                 2008   $ 6.47   $ 3.75        195,859
                   2007   $ 6.25   $ 6.47        298,647
                   2006   $ 5.93   $ 6.25        477,041
                   2005   $ 6.12   $ 5.93        585,522
                   2004   $ 5.93   $ 6.12        776,893
                   2003   $ 3.51   $ 5.93        927,137
                   2002   $ 6.73   $ 3.51      1,002,627
                   2001   $ 7.83   $ 6.73      1,240,993
                   2000   $ 8.87   $ 7.83      1,357,176
                   1999   $ 5.26   $ 8.87        325,450
SAM Strategic
Growth
Portfolio          2008   $12.38   $ 7.64      1,533,411
                   2007   $11.46   $12.38      2,774,475
                   2006   $10.28   $11.46      4,197,173
                   2005   $ 9.68   $10.28      5,446,225
                   2004   $ 8.70   $ 9.68      6,436,098
                   2003   $ 6.63   $ 8.70      7,264,859
                   2002   $ 8.46   $ 6.63      8,646,313
                   2001   $ 9.15   $ 8.46     11,050,599
                   2000   $ 9.64   $ 9.15     10,506,668
                   1999   $ 6.60   $ 9.64      3,584,668

                                    UNIT     NUMBER OF
                           UNIT    VALUE      UNITS
                          VALUE     AT      OUTSTANDING
DIVISION           YEAR   AT 1/1   12/31     AT 12/31
--------           ----   ------   ------   ------------
LargeCap Growth
Account            2008   $ 8.40   $ 4.71        960,028
                   2007   $ 6.90   $ 8.40      1,649,245
                   2006   $ 6.67   $ 6.90      2,464,322
                   2005   $ 6.30   $ 6.67      3,259,242
                   2004   $ 5.90   $ 6.30      4,064,538
                   2003   $ 4.63   $ 5.90      4,884,654
                   2002   $ 6.81   $ 4.63      5,917,083
                   2001   $ 9.73   $ 6.81      8,330,605
                   2000   $12.66   $ 9.73     10,071,085
                   1999   $ 6.51   $12.66      4,728,611
Income Account     2008   $ 7.63   $ 7.27        344,011
                   2007   $ 7.31   $ 7.63        723,096
                   2006   $ 7.07   $ 7.31      1,060,957
                   2005   $ 7.00   $ 7.07      1,403,063
                   2004   $ 6.72   $ 7.00      1,634,050
                   2003   $ 6.21   $ 6.72      2,087,184
                   2002   $ 5.75   $ 6.21      2,221,945
                   2001   $ 5.39   $ 5.75      1,824,298
                   2000   $ 4.95   $ 5.39      1,259,063
                   1999   $ 5.13   $ 4.95        791,573



                                    UNIT     NUMBER OF
                           UNIT    VALUE      UNITS
                          VALUE     AT      OUTSTANDING
DIVISION           YEAR   AT 1/1   12/31     AT 12/31
--------           ----   ------   ------   ------------
Mortgage
Securities
Account            2007   $ 6.74   $ 7.08        870,538
                   2006   $ 6.54   $ 6.74      1,358,726
                   2005   $ 6.49   $ 6.54      1,909,404
                   2004   $ 6.34   $ 6.49      2,401,347
                   2003   $ 6.30   $ 6.34      3,935,172
                   2002   $ 5.86   $ 6.30      6,054,655
                   2001   $ 5.52   $ 5.86      3,747,398
                   2000   $ 5.10   $ 5.52      2,036,726
                   1999   $ 5.15   $ 5.10      1,417,781
West Coast
Equity Account     2008   $12.64   $ 8.31        577,127
                   2007   $11.79   $12.64      1,175,063
                   2006   $10.68   $11.79      1,718,444
                   2005   $ 9.97   $10.68      2,054,268
                   2004   $ 8.95   $ 9.97      2,329,097
                   2003   $ 6.33   $ 8.95      2,486,638
                   2002   $ 8.29   $ 6.33      2,712,340
                   2001   $ 7.86   $ 8.29      3,331,295
                   2000   $ 7.50   $ 7.86      3,024,359
                   1999   $ 5.42   $ 7.50      1,091,631


FINANCIAL INFORMATION

Please see the first page of this Prospectus for information on how to obtain a copy of the SAI. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")


The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D also appear in the SAI. They provide financial information about the WM Strategic Asset Manager Divisions that invest in the Series of PVC. (See "Contents of Statement of Additional Information.")


AGL

AGL is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of AIG Life Holdings (US), Inc. (formerly American General Corporation) ("AIGLH"), which is wholly owned by American International Group, Inc. ("AIG"). The commitments under the Contracts are AGL's, and AIGLH and AIG have has no legal obligation to back those commitments.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.


On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.


AMERICAN HOME ASSURANCE COMPANY

Certain insurance obligations under the Contracts are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), an affiliate of AGL. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the Fixed Account. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee was terminated for prospectively issued Contracts. The Guarantee will not cover any Contracts with a date of issue later than the Point of Termination. The Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such Contracts are satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG and an affiliate of AGL.

SEPARATE ACCOUNT D

AGL established Separate Account D on November 19, 1973. The Separate Account has 97 Divisions, 16 of which are available under the Contracts offered by this Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business. The assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

THE SERIES

The Separate Account has 16 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of 16 Series (the five SAM Portfolios and the 11 Accounts) of PVC.

The five "SAM Portfolios" are funded by Series that operate differently from the other 11 "Accounts." You should carefully read the information described in this section of this prospectus. You can also find more information about the Series in PVC's prospectus.

PVC offers Class I shares of these Series, without sales charges, to Separate Account D. PVC may also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in PVC could cause the Contracts or other contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in PVC, if a material irreconcilable conflict arises among separate accounts. In such event, PVC may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust shares. At the same time, PVC's Board of Directors and AGL will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

The names of the Series of PVC in which the available Divisions invest are as follows:

     STRATEGIC ASSET MANAGEMENT ("SAM") PORTFOLIOS

     -    SAM Balanced Portfolio

     -    SAM Conservative Balanced Portfolio

     -    SAM Conservative Growth Portfolio

     -    SAM Flexible Income Portfolio

     -    SAM Strategic Growth Portfolio


     ACCOUNTS



     -    Diversified International Account



     -    Equity Income Account



     -    Income Account



     -    LargeCap Blend Account II



     -    LargeCap Growth Account


     -    MidCap Stock Account

     -    Money Market Account

     -    Short-Term Income Account


     -    SmallCap Growth Account II


     -    Mortgage Securities Account

     -    West Coast Equity Account


Principal Management Corporation is the investment advisor of each Series of PVC. Edge Asset Management, Inc. is the sub-advisor of the SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, Equity Income Account I, SAM Flexible Income Portfolio, Income Account, MidCap Stock Account, Mortgage Securities Account, Short-Term Income Account, SAM Strategic Growth Portfolio, and the West Coast Equity Account. Principal Global Investors, LLC is the sub-advisor for the Diversified International Account and the Money Market Account. T. Rowe Price Associates, Inc. is the sub-advisor for the LargeCap Blend Account II. Columbus Circle Investors is the sub-advisor for the LargeCap Growth Account. Emerald Advisers, Inc., Essex Investment Management Company, LLC and UBS Global Asset Management (Americas), Inc. each sub-advise the SmallCap Growth Account II. Principal Funds Distributor, Inc. is the distributor of shares of each Series of PVC. None of these companies are affiliated with AGL.



Before selecting any Division, you should carefully read the PVC prospectus. The PVC prospectus discusses detailed information about the Series in which each Division invests, including investment objectives and policies, charges and expenses. The PVC prospectus also provides detailed information about PVC's allocation of the assets of each Portfolio in the "Underlying Funds", and about the predetermined investment limits. Each Portfolio will invest in different combinations of the Underlying Funds.


You may obtain additional copies of this Prospectus or PVC's prospectus by contacting AGL's Annuity Administration Department at the addresses and phone numbers on the first page of this Prospectus.

VOTING PRIVILEGES

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

     -    You, as the Owner, before the Annuity Commencement Date, and




We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:



     -    For each Owner before the Annuity Commencement Date, we will divide
          (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series;


We will vote all shares of each Series owned by the Separate Account as follows:


     - Shares for which we receive instructions, in accordance with those instructions; and

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.


We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform to legal requirements and interpretations that are put in effect or modified from time to time.


THE FIXED ACCOUNT


Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. General Account assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of AGL. These General Account assets also support our obligations under other insurance and annuity contracts. Investments purchased with General Account assets are the property of AGL and Owners have no legal rights in such investments. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.


The Fixed Account is not available under Contracts purchased in Oregon before November 20, 2000. For Contracts purchased in Oregon, all references in this prospectus to the Fixed Account apply to Contracts purchased on or after that same date.


GUARANTEE PERIODS


Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we then offer.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")

If the Owner does not annuitize on the scheduled Annuity Commencement Date, we will move the Annuity Commencement Date to the earlier of the end of the renewed Guarantee Period or the latest possible Annuity Commencement Date. (See "Annuity Commencement Date.")

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Account Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner, if we have received Written instructions to transfer such balance to that Division.

CREDITING INTEREST

We declare the Guaranteed Interest Rate from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length, but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

NEW GUARANTEE PERIODS

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one-year Guarantee Period, and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time. We will always offer at least one Guarantee Period if state law requires us to do so.

CONTRACT ISSUANCE AND PURCHASE PAYMENTS

As of August 1, 2002, no new Contracts will be issued; however, existing Contract Owners may continue to add to their existing Contracts. You may make purchase payments pursuant to employer sponsored plans only with our agreement.

PAYMENTS

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire, by direct transfer from your checking, savings or brokerage account, or by exchange from another insurance company. You may obtain further information about how to make purchase payments by any of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. The minimum subsequent purchase payment is $100. We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Period of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

MINIMUM REQUIREMENTS

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Account Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made. We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     - Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     - Your Fixed Account Value is the sum of your Fixed Account Value in all Guarantee Periods.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3% minimum Guaranteed Interest Rate stated in your Contract).

TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

You can transfer your Account Value beginning 30 days after we issue your Contract and before the Annuity Commencement Date. The following rules apply:

     - You may transfer your Account Value at any time among the available Divisions of the Separate Account and the Guarantee Period. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe in this prospectus, will apply to this plan. Under this plan, we will automatically transfer amounts from any Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other variable Divisions. You will select:


     -    the amount we are to transfer under the plan;

We may also offer certain "special automatic transfer plans" to Owners who:


     -    make new purchase payments; and


Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.

Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.

Transfers under any automatic transfer plan will:


     -    not count towards the 12 free transfers each Contract Year;


You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Authorization form and given it to us. The form provides certain rules about telephone transfers which you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:


     -    verification of the Contract number;



     -    verification of the identity of the caller;



     -    verification of both the Annuitant's and Owner's names; and



     -    a form of personal identification from the caller.


We will mail to the Owner a Written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-277-0914.

AUTOMATIC REBALANCING

You may arrange for Automatic Rebalancing among the Separate Account Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it. The five Portfolios are not available for automatic rebalancing.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

     - dilution in the value of Fund shares underlying investment options of other Contract Owners;


     -    interference with the efficient management of the Fund's portfolio;
          and



     -    increased administrative costs.


We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

     - an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or


     - exchanges into or out of the same variable investment option more than twice in any one calendar quarter.


If either of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The suspension of Contract transfer privileges will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, Contract Owners incur a $25 charge for each transfer in excess of 12 each year.

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender from a Contract.

We will pay you the following upon full surrender:


     - your Account Value at the end of the Valuation Period in which we receive a Written surrender request;



     -    minus any applicable Surrender Charge;



     -    minus any uncollected Contract Fee (see "Annual Contract Fee"); and



     -    minus any applicable premium tax.


Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

PARTIAL WITHDRAWALS

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and the Guarantee Period, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Fund Division), we reserve the right to transfer the remaining balance to the Money Market Fund Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request, except that we may deny your request for a partial withdrawal if it would reduce your Account Value below $500. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. This section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.

ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month up to the Annuitant's 100th birthday. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85. Oregon requires the Annuity Commencement Date to be no later than age 95.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval in most cases.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10th day before the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

     - We convert the Account Value that we apply to provide Variable Annuity Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.


     - We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.



     - If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.



     - The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.


The Contract's annuity tables use a 3 1/2% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3 1/2%. Conversely, a Variable Annuity Payment will be less than the previous month, if the Division's investment return is at an annual rate less than 3 1/2%.

ANNUITY PAYMENT OPTIONS

Sixty to 90 days before the Scheduled Annuity Commencement Date, we will (1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

     - We will extend the Annuity Commencement Date to the Annuitant's 100th birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100th birthday; or


     - We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100th birthday.


The procedure just described is different in Pennsylvania and Oregon because the Annuity Commencement Date cannot exceed age 90 in Pennsylvania and age 95 in Oregon.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

ELECTION OF ANNUITY PAYMENT OPTION

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

     - where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or


     - where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.


If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly designated payee equal to your Account Value. We will deduct any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

You may elect the annuity option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the SAI. (See "Contents of Statement of Additional Information.")

AVAILABLE ANNUITY PAYMENT OPTIONS

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

OPTION 1 - LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.

Under the fourth option, we provide no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

TRANSFERS

After the Annuity Commencement Date, the Annuitant or other properly designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurs before the Annuity Commencement
Date:

     - the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;


     - the Annuitant dies, and we also receive proof of death of any named Contingent Annuitant; or



     - the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, the surviving spouse may elect to continue the Contract as described later in this section).


The death proceeds, before deduction of any premium taxes and other applicable taxes, will equal the greatest of:

     - the sum of all net purchase payments made (less any premium taxes and other applicable taxes we deducted previously and all prior partial withdrawals);


     - the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or



     - the "highest anniversary value" before the date of death, as defined below.


          The highest anniversary value before the date of death will be determined as follows:

               (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurs before the deceased's 81st birthday. (We will thereafter use only the Contract Anniversary Account Values that occurred before the deceased's 81st birthday.);


               (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Anniversaries; and



               (c) Third, we will reduce the result by the amount of any withdrawals the Owner has made since the end of such Contract Anniversaries.


               The highest anniversary value will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

The death proceeds become payable to the Beneficiary when we receive:

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

     -    We will distribute all amounts:


               (a)  within five years of the date of death; or



               (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.



     - If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant.



     - If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.


Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:


     -    have all the remaining rights and powers under a Contract; and



     -    be subject to all the terms and conditions of the Contract.


Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

     -    a certified death certificate;


     - a certified decree of a court of competent jurisdiction as to the finding of death;



     - a written statement by a medical doctor who attended the deceased at the time of death; or



     -    any other proof satisfactory to us.


Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

     -    from purchase payment(s) when received;


     -    from the Owner's Account Value at the time annuity payments begin;



     -    from the amount of any partial withdrawal; or



     - from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant and surrender of the Contract.


If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3 1/2%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

SURRENDER CHARGE

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:

YEAR OF PURCHASE   SURRENDER CHARGE AS A
----------------   ---------------------
      1st                     7%
      2nd                     6%
      3rd                     5%
      4th                     5%
      5th                     4%
      6th                     3%
      7th                     2%
   Thereafter                 0%

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

     -    total surrender;


     -    partial withdrawal;



     -    commencement of an Annuity Payment Option; and



     -    termination due to insufficient Account Value.


The Surrender Charge will NOT apply to withdrawals in the following circumstances:

     - to the amount of withdrawals that exceeds the cumulative amount of your purchase payments;


     - upon death of the Annuitant, at any age, after the Annuity Commencement Date;



     - upon death of the Annuitant, at any age, before the Annuity Commencement Date, provided no Contingent Annuitant survives;



     - upon death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;



     - upon annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;



     -    within the 30-day window under the One-Time Reinstatement Privilege;



     - if the Annuitant is confined to a long-term care facility or is subject to a terminal illness (see "Long-Term Care and Terminal Illness");



     - to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed the greater of (1) 15% of your Purchase Payments that have not previously been withdrawn and that have been credited to your Contract for less than seven years, or (2) 15% of your Account Value, in each Contract Year, calculated as of the end of the previous Contract Anniversary, less any amounts that have been withdrawn during such Contract Year. For example, let's say we issued your Contract on February 15, 2000 with a Purchase Payment of $100,000. You make no withdrawals or additional Purchase Payments during the first Contract Year. Let's assume your Account Value at the end of your first Contract Year, February 15, 2001, had grown to $110,000. You may withdraw the greater of 15% of your $100,000 Purchase Payment ($15,000), or 15% of your $110,000 Account Value ($16,500), without a Surrender Charge. Because $16,500 is greater than $15,000, you can withdraw $16,500 without a Surrender Charge. (If we issued your Contract before February 15, 2000, this section is different for you. See "Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000" or "Special Surrender Charge Rules for Contracts Issued Before October 2, 1998."); and



     - to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contact funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.


If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. You may make non-automatic and automatic withdrawals in any Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal privilege. We add all withdrawals and charge you a Surrender Charge only on amounts that exceed the 15% free withdrawal privilege. See the discussion under "Surrender Charge" for an explanation of how we calculate the Surrender Charge.

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal privilege described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS ISSUED AFTER OCTOBER 1, 1998 AND BEFORE FEBRUARY 15, 2000


If we issued your Contract after October 1, 1998 and before February 15, 2000, your 15% free withdrawal privilege differs from the free withdrawal privilege described in the previous section. We use a different formula to calculate the amount you can withdraw from your Contract without a Surrender Charge. The following section discusses this different formula.

If we issued your Contract after October 1, 1998 and before February 15, 2000, the Surrender Charge will NOT apply to withdrawals in the following circumstances:

     - to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 15% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal); and


     - to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.)


We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS ISSUED BEFORE OCTOBER 2, 1998

The 15% free withdrawal privilege discussed above is a 10% free withdrawal privilege if we issued your Contract before October 2, 1998. The 10% limit is the only difference in your free withdrawal privilege. The affected discussion follows, using "10%" in place of "15%."

If we issued your Contract before October 2, 1998, the Surrender Charge will NOT apply to withdrawals in the following circumstances:

     - to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal); and


     - to any amounts withdrawn that are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 10% free withdrawal privilege permits. This exception is subject to our approval.)


We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

TRANSFER CHARGES

We describe the charges assessed to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.

ANNUAL CONTRACT FEE

We will deduct an Annual Contract Fee of $35 from your Account Value at the end of each Contract Year before the Annuity Commencement Date. (The Fee is $30 for Contracts issued in the State of North Dakota.) This Fee is for administrative expenses (which do not include expenses of distributing the Contracts). We do not expect the revenues we derive from this Fee to exceed the expenses. Unless paid directly, the Fee will be allocated among the Guarantee Period and Divisions in proportion to your Account Value in each. We will deduct the entire Fee for the year from the proceeds of any full surrender. We reserve the right to waive the Fee.

CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses not covered by the Annual Contract Fee discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.40% charge divides into 0.15% for administrative expenses and 1.25% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that:


     -    our actuarial estimate of mortality rates may prove erroneous;



     -    Annuitants will live longer than expected; and



     - more Owners or Annuitants than expected will die at a time when death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.


In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

MISCELLANEOUS

Each Series pays charges and expenses out of its assets. The Prospectus for each Series describes the charges and expenses. We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and (2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

ONE-TIME REINSTATEMENT PRIVILEGE

If your Account Value at the time of surrender is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge and the Annual Contract Fee, if a new Annual Contract Fee is not then due, back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.

This privilege is not available under Contracts purchased in Oregon.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.

LONG-TERM CARE AND TERMINAL ILLNESS

THE RIDER WE DESCRIBE BELOW IS NOT AVAILABLE IN ALL STATES. YOU SHOULD ASK YOUR SALES REPRESENTATIVE OR OUR HOME OFFICE TO TELL YOU IF IT APPLIES TO YOU. THERE IS NO SEPARATE CHARGE FOR THIS RIDER.

LONG-TERM CARE

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

TERMINAL ILLNESS

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.

OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

REPORTS

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

     -    reflect a change in the Separate Account or any Division;


     -    create new separate accounts;



     - operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;



     - transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account;



     - add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;



     -    add, restrict or remove Guarantee Periods of the Fixed Account;



     -    make any new Division available to you on a basis we determine;



     - substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;



     - make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;



     - commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or



     -    make any changes required to comply with the rules of any Series.


When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

     - the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;


     - the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or



     -    the SEC by order permits the delay for the protection of Owners.


We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.

FEDERAL INCOME TAX MATTERS

GENERAL

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax advisor before purchasing a Contract or if you have any questions about contributions, distributions, or limitations as discussed below.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax advisor on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisors to the Series that they will use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for federal income tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons - that is, Owners such as corporations - are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:


     -    the amount paid; by



     - the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.


In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:


     -    made on or after the recipient reaches age 59 1/2;



     -    made on account of the recipient's becoming disabled;



     - that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code); or



     - that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the taxpayer or the joint life (or joint life expectancies) of the taxpayer and the Beneficiary, provided such payments are made for a minimum of 5 years or until the taxpayer attains age 59 1/2, whichever is later and the distribution method is not changed before the end of that period (except in the case of death, disability or pursuant to IRS regulations).


Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or an assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


Purchase Payments. Even if you are above the Threshold Level and thus may not make a deductible contribution of up to $5,000 ($6,000 if you are 50 or older) (or up to $10,000 in the case of married individuals filing a joint return, or up to $12,000 if you are both 50 or older), you may still make a nondeductible contribution up to these limits. The amount of your contribution that is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution non-deductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxable to you until taken out of your IRA and distributed to you. Individuals who are not active participants in a tax qualified retirement plan may, for 2009, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $5,000 or 100% of the individual's earned income. If you are age 50 or older, the $5,000 limit increases to $6,000. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $10,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse (maximum $12,000 if both are age 50 or older). Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income of less than $55,000 may fully deduct their IRA purchase payments. Married persons who participate in a tax-qualified retirement plan and who have adjusted gross income of less than $89,000 may fully deduct their IRA purchase payments. For persons who have higher adjusted gross incomes, the deduction is reduced (phased out) until it decreases to zero, based on the amount of income.


Tax Free Rollovers. Amounts may be transferred, in a tax-free rollover, from (1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

     -    annuities paid over a life or life expectancy;


     -    installments for a period of ten years or more;



     -    required minimum distributions under section 401(a)(9) of the Code;
          and



     -    return of excess contributions.


Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding if the amounts were from a tax-qualified plan.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or beneficiaries' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:


     - distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years or until the Annuitant attains age 59 1/2, whichever is later and the distribution method is not changed during that period (except in the case of death or disability or as allowed by IRS regulations);



     - distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;



     - distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;



     - distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum;



     - distributions for higher education expenses for the individual, a spouse, children, or grandchildren; and



     - The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free. The Heroes Earnings Assistance and Relief Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.



Generally, the Code requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from employment (retire). If you own a "traditional" IRA, you must begin taking distributions as noted above regardless of when you retire. However, the Worker, Retiree, and Employer Recovery Act of 2008 suspended the 2009 minimum distribution requirement from most eligible retirement plans. Minimum required distributions do not apply to "Roth" IRAs.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax advisor.

Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.")

ROTH IRAS


Individuals may purchase a non-deductible IRA, known as a Roth IRA. For 2009, the maximum purchase payments for a Roth IRA is $5,000 per year (or $6,000 if you are 50 or older). This permitted contribution is phased out for adjusted gross income between $105,000 and $119,000 in the case of single taxpayers, between $166,000 and $176,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $5,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs ($6,000 if you are 50 or older).


An individual may make a rollover contribution from a Traditional IRA or tax-qualified plan to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution or a pretax contribution to a tax-qualified plan. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum and may be made for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS


Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employer may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 25% of an employee's compensation or $49,000 for 2009.


If you are 50 and older, additional contributions can be made to your SEP IRA, if certain conditions are met. The most that can be contributed is the lesser of $5,000 or your compensation for the year.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYERS ("SIMPLE") RETIREMENT ACCOUNTS


Eligible employers may establish an IRA plan known as a SIMPLE retirement account ("SIMPLE IRA"), if they meet certain requirements. Under an SIMPLE IRA, the employer contributes elective employee compensation deferrals up to a maximum of $11,500 for 2009 to the employee's SIMPLE IRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.



If you are 50 and older, additional elective deferrals can be contributed to your salary reduction SIMPLE IRA, if certain conditions are met. The most that can be contributed for 2009 is the lesser of $2,500 or your compensation for the year, reduced by your other elective deferrals for the year.

OTHER QUALIFIED PLANS

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Important Information Regarding 403(b) Regulations


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations included several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.



Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer might be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.



In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers were made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.


Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a Code section 401 or 403 plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee rollovers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.


However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.


A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are noted above in "Distributions from an IRA."



Annuity Payments. A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age 70 1/2 (or retires, if later). (See "Distributions from an IRA.")

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some IRA or 403(b) cases, if you own more than one Qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. In these cases only, you may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND THE SEPARATE ACCOUNT

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.

DISTRIBUTION ARRANGEMENTS

Individuals who sell the Contracts will be licensed by state insurance authorities as life insurance agents of AGL. The individuals will also be registered representatives of broker-dealer firms. We and Principal Funds Distributor, Inc. permit affiliated broker-dealer firms, including our affiliated broker-dealer American General Securities Incorporated ("AGSI"), to offer the Contracts for sale. Some individuals may be representatives of firms that are exempt from broker-dealer regulation. AGSI, Principal Funds Distributor, Inc. and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

Effective October 1, 2002, the American General Equity Services Corporation ("AGESC"), an affiliate of AGL, is the principal underwriter of the Contracts. AGESC's principal business address is 2929 Allen Parkway, Houston, Texas 77019-2191. AGESC is also registered with the Securities and Exchange Commission and is a member of FINRA.

AGL offers the Contracts on a continuous basis. AGL and Principal Funds Distributor, Inc. have entered into certain revenue and cost-sharing arrangements in connection with marketing the Contracts. Principal Funds Distributor, Inc. also provides certain administrative services to AGL in connection with processing Contract applications.

AGL compensates Principal Funds Distributor, Inc. and the broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for a total payment of 7% of purchase payments that Owners make, which includes commissions of up to 6.25%. AGL may also pay continuing "trail" commissions of up to 0.50% of Owner Account Value.

AGL also has agreed to pay Principal Funds Distributor, Inc. for its promotional activities, such as solicitation of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents and related marketing support, and related special promotional campaigns. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."

SERVICE AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

We have entered into an arrangement with Edge Asset Management, Inc. to provide certain services and discharge certain obligations. Under the arrangement, Edge Asset Management, Inc. reimburses us on a monthly basis for certain administrative and Contract and Contract Owner support expenses. The reimbursement is up to an annual rate of 0.25% of the average daily net asset value of shares of the Portfolios and Accounts purchased by AGL at Contract Owners' instructions.

LEGAL MATTERS

We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Owners.

OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.


We will send you a Statement of Additional Information on request without charge. Its contents are as follows:


CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information.................................    2
Regulation and Reserves.............................    2
Services............................................    3
Principal Underwriter...............................    3
Annuity Payments....................................    3

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

   Gender of Annuitant..............................    3
   Misstatement of Age or Gender and Other Errors...    4
Experts.............................................    4
Financial Statements................................    4

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D

                           WM STRATEGIC ASSET MANAGER

    FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                        ANNUITY ADMINISTRATION DEPARTMENT

                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
        1-800-277-0914; 1-281-878-7409; HEARING IMPAIRED: 1-888-436-5257

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATED MAY 1, 2009



This Statement of Additional Information ("SAI") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated May 1, 2009, concerning flexible payment variable and fixed individual deferred annuity WM Strategic Asset Manager Contracts. The Separate Account invests in the 16 Series of the Principal Variable Contracts Fund, Inc. ("PVC"). You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms used in this SAI have the same meanings as are defined in the Prospectus under the heading "Definitions."


                                TABLE OF CONTENTS

General Information .......................................................    2
Regulation and Reserves ...................................................    2
Services ..................................................................    3
Principal Underwriter .....................................................    3
Annuity Payments ..........................................................    3
   Gender of Annuitant ....................................................    3
   Misstatement of Age or Gender and Other Errors .........................    4
Experts ...................................................................    4
Financial Statements ......................................................    4

                               GENERAL INFORMATION

                               GENERAL INFORMATION



AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL re-domesticated as a Texas insurer effective December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of AIG Life Holdings (US), Inc., formerly American General Corporation, which is wholly-owned by the American International Group, Inc. a Delaware Corporation.



On March 4, 2009, AIG issues and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock"), for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.


                             REGULATION AND RESERVES

     -    benefit reserve requirements,

     -    adequacy of insurance company capital and surplus,

     -    various operational standards, and

     -    accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

     -    employee benefit regulation,

     - tax law changes affecting the taxation of insurance companies or of insurance products,

     - changes in the relative desirability of various personal investment vehicles, and

     - removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.


                                    SERVICES



AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2008, 2007, and 2006, AGL paid AGLC for these services $414,162,026, $367,979,145, and $340,329,330, respectively.


                              PRINCIPAL UNDERWRITER


American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the Financial Industry Regulatory Authority ("FINRA"). AGESC is registered with the Securities and Exchange Commission and is a member of FINRA. From November 1, 2000 until October 1, 2002, the underwriter was American General Distributors, Inc.


As principal underwriter, AGESC and the prior underwriter were not paid any fees on the Contracts and did not receive any compensation for any of the past three years. AGL offers the securities under the Contracts on a continuous basis.


                                ANNUITY PAYMENTS


GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.


                                    EXPERTS



The financial statements included in this registration statement have been audited by PricewaterhouseCoopers LLP ("PwC"), independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere in this registration statement, and are included in reliance upon such reports of PwC given on the authority of such firm as experts in accounting and auditing. The address of PwC is 1201 Louisiana, 29th Floor, Houston, Texas 77002.


                              FINANCIAL STATEMENTS


SEPARATE ACCOUNT FINANCIAL STATEMENTS



The statement of net assets as of December 31, 2008 and the related statement of operations for the year then ended and statements of changes in net assets for the two years then ended December 31, 2008 of the Separate Account, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. As of the date of this SAI, none of the assets of the Separate Account were attributable to the Contracts.



AGL FINANCIAL STATEMENTS

The consolidated balance sheets of AGL as of December 31, 2008 and 2007 and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2008, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


You should consider the financial statements of AGL and American Home that we include in this SAI primarily as bearing on the ability of AGL and American Home to meet their respective obligations under the Contracts.


AMERICAN HOME FINANCIAL STATEMENTS.



The statutory statements of admitted assets, liabilities, capital and surplus of American Home as of December 31, 2008 and 2007, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the three years in the period ended December 31, 2008, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
 (an indirect, wholly-owned subsidiary of American International Group, Inc.)

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                         Page
                                                                        Numbers
                                                                        -------
 Report of Independent Registered Public Accounting Firm...............    1

 Consolidated Balance Sheet - December 31, 2008 and 2007............... 2 to 3

 Consolidated Statement of Income (Loss) - Years Ended December 31,
   2008, 2007 and 2006.................................................    4

 Consolidated Statement of Shareholder's Equity - Years Ended
   December 31, 2008, 2007 and 2006....................................    5

 Consolidated Statement of Cash Flows - Years Ended December 31, 2008,
   2007 and 2006....................................................... 6 to 7

 Consolidated Statement of Comprehensive Income (Loss) - Years Ended
   December 31, 2008, 2007 and 2006....................................    8

 Notes to Consolidated Financial Statements............................ 9 to 55

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), of shareholder's equity, of cash flows and of comprehensive income (loss) present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP
Houston, Texas
April 29, 2009

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET

                                                                         December 31,
                                                                   ------------------------
                                                                      2008         2007
                                                                   ----------- ------------
                                                                        (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
     (cost: 2008 - $45,145,051; 2007 - $48,276,470)............... $42,670,578 $ 48,653,252
   Hybrid securities, at fair value
     (cost: 2008 - $13,940; 2007 - $119,906)......................      11,938      125,799
   Fixed maturity securities, trading, at fair value
     (cost: 2008 - $451,624; 2007 - $115,653).....................     327,675      114,578
   Equity securities, available for sale, at fair value
     (cost: 2008 - $82,167; 2007 - $109,358)......................      81,009      152,825
   Equity securities, trading, at fair value
     (cost: 2008 - $1,000; 2007 - $1,000).........................       1,000        1,000
   Mortgage and other loans receivable,
     (net of allowance: 2008 - $5,656; 2007 - $0).................   6,649,204    6,383,814
   Policy loans...................................................   1,958,967    1,891,831
   Investment real estate.........................................      83,752       40,503
   Partnerships and other invested assets.........................   3,393,273    3,948,654
   Aircraft (net of accumulated depreciation:
     2008 - $291,182; 2007 - $231,621)............................     791,506      841,081
   Securities lending collateral, at fair value
     (cost: 2008 - $0; 2007 - $20,357,623)........................          --   19,010,383
   Short-term investments.........................................   1,238,172      475,541
   Derivative assets, at fair value...............................     151,675       39,999
                                                                   ----------- ------------
Total investments.................................................  57,358,749   81,679,260

Cash and cash equivalents.........................................   2,166,065      463,593
Restricted cash...................................................      48,701       20,025
Investment in AIG
  (cost: 2008 - $8,597;2007 - $8,597).............................       1,272       47,232
Amounts due from related parties..................................     134,505      827,395
Accrued investment income.........................................     747,286      738,109
Reinsurance receivables...........................................   1,092,236    1,129,595
Accounts receivable...............................................     162,045      126,875
Deferred policy acquisition costs and cost of insurance purchased.   6,978,697    5,809,879
Deferred sales inducements........................................     192,429      127,115
Assets held in separate accounts..................................  20,696,934   32,314,673
Other assets......................................................     239,002      442,326
                                                                   ----------- ------------
Total assets...................................................... $89,817,921 $123,726,077
                                                                   =========== ============

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEET (Continued)

                                                                                            December 31,
                                                                                     --------------------------------
                                                                                         2008             2007
                                                                                       -----------     ------------
                                                                                     (In Thousands, except share data)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits........................................................... $14,123,856      $ 12,894,089
   Policyholder contract deposits...................................................  45,457,493        43,095,114
   Policy claims and benefits payable...............................................     376,206           385,728
   Other policyholders' funds.......................................................   1,973,016         1,867,886
   Income taxes payable.............................................................     320,278           727,779
   Notes payable....................................................................
       To affiliates, net...........................................................     289,191           213,756
       To third parties, net........................................................      75,103            87,187
   Securities lending payable.......................................................          --        20,607,521
   Derivative liabilities...........................................................      16,251           157,826
   Liabilities related to separate accounts.........................................  20,696,934        32,314,673
   Other liabilities................................................................   1,061,615         1,180,129
                                                                                       -----------     ------------
Total liabilities...................................................................  84,389,943       113,531,688
                                                                                       -----------     ------------
Commitments and Contingencies (Note 11)
Minority interest...................................................................     136,549           121,779

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized, issued and outstanding.         850               850
   Common stock, $10 par value, 600,000 shares authorized, issued and outstanding...       6,000             6,000
   Additional paid-in capital.......................................................  11,935,367         3,690,278
   Retained earnings (accumulated deficit)..........................................  (5,306,836)        6,811,122
   Accumulated other comprehensive loss.............................................  (1,343,952)         (435,640)
                                                                                       -----------     ------------
Total shareholder's equity..........................................................   5,291,429        10,072,610
                                                                                       -----------     ------------
Total liabilities, minority interest and shareholder's equity....................... $89,817,921      $123,726,077
                                                                                       ===========     ============

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                    CONSOLIDATED STATEMENT OF INCOME (LOSS)

                                                                               Years ended December 31,
                                                                         ------------------------------------
                                                                             2008         2007        2006
                                                                         ------------  ----------  ----------
                                                                                    (In Thousands)
Revenues:
   Premiums and other considerations.................................... $  1,817,869  $1,703,240  $1,710,551
   Net investment income................................................    3,260,304   4,159,190   3,961,916
   Net realized investment losses.......................................  (13,166,399)   (805,666)   (289,687)
   Insurance charges....................................................      799,450     689,201     789,681
   Other................................................................      868,791     968,778     670,265
                                                                         ------------  ----------  ----------
Total revenues..........................................................   (6,419,985)  6,714,743   6,842,726
                                                                         ------------  ----------  ----------
Benefits and expenses:
   Policyholders' benefits..............................................    2,867,755   2,769,092   2,788,669
   Interest credited on policyholder contract deposits..................    1,774,993   1,778,633   1,546,121
   Insurance acquisition and other operating expenses...................      819,556   1,151,571   1,037,089
                                                                         ------------  ----------  ----------
Total benefits and expenses.............................................    5,462,304   5,699,296   5,371,879
                                                                         ------------  ----------  ----------
Income (loss) before income tax expense (benefit) and minority interest.  (11,882,289)  1,015,447   1,470,847

Income tax expense (benefit):
   Current..............................................................     (995,529)    123,978     387,857
   Deferred.............................................................    1,216,428     117,042       4,451
                                                                         ------------  ----------  ----------
Total income tax expense (benefit)......................................      220,899     241,020     392,308
                                                                         ------------  ----------  ----------
Income (loss) before minority interest..................................  (12,103,188)    774,427   1,078,539
Minority interest.......................................................      (14,770)     (8,536)     (4,487)
                                                                         ------------  ----------  ----------
Net income (loss)....................................................... $(12,117,958) $  765,891  $1,074,052
                                                                         ============  ==========  ==========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY

                                                                      Years ended December 31,
                                                               --------------------------------------
                                                                   2008          2007         2006
                                                               ------------  -----------  -----------
                                                                           (In Thousands)
Preferred stock:
   Balance at beginning and end of year....................... $        850  $       850  $       850
Common stock:
   Balance at beginning and end of year.......................        6,000        6,000        6,000
Additional paid-in capital:
   Balance at beginning of year...............................    3,690,278    3,670,768    3,633,500
       Capital contributions from Parent (see Note 12)........    8,245,089       19,510       37,268
                                                               ------------  -----------  -----------
   Balance at end of year.....................................   11,935,367    3,690,278    3,670,768
                                                               ------------  -----------  -----------
Retained earnings (accumulated deficit):
   Balance at beginning of year...............................    6,811,122    6,645,748    5,775,045
       Net income (loss)......................................  (12,117,958)     765,891    1,074,052
       Dividends..............................................           --     (550,680)    (208,213)
       Cumulative effect of accounting change, net of tax.....           --      (49,837)       4,864
                                                               ------------  -----------  -----------
   Balance at end of year.....................................   (5,306,836)   6,811,122    6,645,748
                                                               ------------  -----------  -----------
Accumulated other comprehensive income (loss):
   Balance at beginning of year...............................     (435,640)     699,578      910,219
       Other comprehensive loss...............................     (908,312)  (1,135,218)    (210,641)
                                                               ------------  -----------  -----------
   Balance at end of year.....................................   (1,343,952)    (435,640)     699,578
                                                               ------------  -----------  -----------
Total shareholder's equity.................................... $  5,291,429  $10,072,610  $11,022,944
                                                               ============  ===========  ===========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                           Years ended December 31,
                                                                                   ----------------------------------------
                                                                                       2008          2007          2006
                                                                                   ------------  ------------  ------------
                                                                                                (In Thousands)
Cash flows from operating activities
Net Income (Loss)................................................................. $(12,117,958) $    765,891  $  1,074,052
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited on policyholder contract deposits...............................    1,774,993     1,778,633     1,546,121
Fees charged for policyholder contract deposits...................................     (922,351)     (883,452)     (634,279)
Increase in reserves due to system migration......................................           --         1,000       154,500
Amortization of deferred policy acquisition costs and cost of insurance purchased.      (31,134)      382,912       263,405
Amortization of deferred sales inducements........................................       12,834         7,664         4,513
Net realized investment losses....................................................   13,166,399       805,666       289,687
Equity in income of partnerships and other invested assets........................      453,493       (87,816)     (124,707)
Depreciation and amortization.....................................................       29,660        39,238        45,820
Flight equipment depreciation.....................................................       59,561        58,555        55,158
Amortization (accretion) of net premium/discount on investments...................     (133,756)     (147,234)     (110,045)
Provision for deferred income taxes...............................................      (46,996)       71,858        18,862
Change in:
   Trading securities, at fair value..............................................      137,484        21,601        16,576
   Hybrid securities, at fair value...............................................       79,594           662        34,038
   Accrued investment income......................................................       (9,177)        9,036       (21,329)
   Deferral of deferred policy acquisition costs and sales inducements............     (837,477)     (816,828)     (962,741)
   Future policy benefits.........................................................    1,229,767     1,235,357     1,282,897
   Other policyholders' funds.....................................................      105,134      (591,918)      (13,878)
   Income taxes currently receivable/payable......................................      114,917       (37,640)       38,828
   Accounts and notes receivable..................................................        9,700       (81,945)        5,142
   Indebtedness to/from affiliate.................................................      631,291       (45,686)       28,453
   Other assets...................................................................       82,476       (51,983)      (21,782)
   Other liabilities..............................................................     (112,383)      233,636       (14,772)
Other, net........................................................................      (56,720)       29,120       (13,081)
                                                                                   ------------  ------------  ------------
       Net cash provided by operating activities..................................    3,619,351     2,696,327     2,941,438
                                                                                   ------------  ------------  ------------
Cash flows from investing activities
Purchase of:
   Fixed maturity and equity securities...........................................   (9,814,770)  (13,525,501)  (15,275,152)
   Mortgage and other loans.......................................................     (584,744)   (2,134,071)   (1,668,919)
   Flight equipment...............................................................       (8,415)      (12,238)       (6,252)
   Other investments, excluding short-term investments............................   (4,372,711)   (4,351,749)   (3,164,872)
Sales of:
   Fixed maturity and equity securities...........................................    7,620,900    11,127,917    10,964,295
   Other investments, excluding short-term investments............................    3,591,491     3,123,450     2,347,450
Redemptions and maturities of:
   Fixed maturity and equity securities...........................................    1,633,022     3,267,627     3,096,616
   Mortgage and other loans.......................................................      465,088       695,600       446,777
   Other investments, excluding short-term investments............................      162,305        26,577        31,356
Purchases of property, equipment and software.....................................      (17,211)      (78,215)       (9,591)
Sales of property, equipment and software.........................................        1,876         7,559         1,555
Change in short-term investments..................................................     (762,631)     (433,056)       41,735
Change in securities lending collateral...........................................   12,654,193    (3,168,710)   (1,443,757)
                                                                                   ------------  ------------  ------------
       Net cash provided by (used in) investing activities........................   10,568,393    (5,454,810)   (4,638,759)
                                                                                   ------------  ------------  ------------

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                               Years ended December 31,
                                                        --------------------------------------
                                                            2008          2007         2006
                                                        ------------  -----------  -----------
                                                                    (In Thousands)
Cash flows from financing activities
Policyholder account deposits.......................... $  5,343,631  $ 4,230,061  $ 5,053,776
Net exchanges to/(from) variable accounts..............    1,030,895      (90,000)     218,000
Policyholder account withdrawals.......................   (4,933,598)  (3,729,502)  (4,534,313)
Claims and annuity payments............................     (197,523)    (134,654)    (180,916)
Repayment of indebtedness to affiliates................      (67,437)     (67,391)     (72,906)
Change in restricted cash..............................      (28,677)      (1,592)        (728)
Security deposits on flight equipment..................       32,698        8,349          728
Change in securities lending payable...................  (20,607,521)   3,262,607    1,443,757
Contribution of minority interest holders..............       14,770        8,536        4,487
Cash overdrafts........................................      (76,858)          --           --
Cash capital contribution from Parent Company..........    7,004,348       35,000           --
Dividend paid to Parent Company........................           --     (550,680)    (208,213)
                                                        ------------  -----------  -----------
   Net cash (used in) provided by financing activities.  (12,485,272)   2,970,734    1,723,672
                                                        ------------  -----------  -----------
Increase in cash and cash equivalents..................    1,702,472      212,251       26,351
Cash and cash equivalents at beginning of period.......      463,593      251,342      224,991
                                                        ------------  -----------  -----------
Cash and cash equivalents at end of period............. $  2,166,065  $   463,593  $   251,342
                                                        ============  ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid...................................... $    121,362  $        --  $        --
Interest paid.......................................... $         --  $    37,352  $    42,283
Non-cash activity:
Capital contribution in the form of securities......... $  1,240,741  $        --  $        --
Other various non-cash contributions................... $         --  $   (15,490) $    37,268

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

                                                                                             Years ended December 31,
                                                                                      -------------------------------------
                                                                                          2008          2007        2006
                                                                                      ------------  -----------  ----------
                                                                                                  (In Thousands)
Net income (loss).................................................................... $(12,117,958) $   765,891  $1,074,052
Other comprehensive income (loss):
   Net unrealized losses on invested assets arising during the current period........   (8,385,346)  (2,779,383)   (727,973)
   Deferred income tax benefit on above changes......................................    2,950,321      982,291     262,804
   Reclassification adjustment for net realized losses included in net income (loss).    6,620,905      825,120     233,825
   Deferred income tax expense on above changes......................................   (2,329,567)    (292,650)    (86,655)
   Adjustment to deferred policy acquisition costs and deferred sales inducements....      361,687      200,145     167,126
   Deferred income tax expense on above changes......................................     (127,290)     (70,413)    (59,768)
   Pension liability adjustment......................................................          (22)        (328)         --
   Deferred income tax expense on above changes......................................           --           --          --
   Foreign currency translation adjustments..........................................        2,000           --          --
   Deferred income tax expense on above changes......................................       (1,000)          --          --
                                                                                      ------------  -----------  ----------
   Other comprehensive loss..........................................................     (908,312)  (1,135,218)   (210,641)
                                                                                      ------------  -----------  ----------
Comprehensive income (loss).......................................................... $(13,026,270) $  (369,327) $  863,411
                                                                                      ============  ===========  ==========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Nature of Operations

American General Life Insurance Company, including its wholly owned subsidiaries ("AGL" or the "Company"), is a wholly owned subsidiary of AGC Life Insurance Company ("AGC Life" or the "Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

The Company offers a broad portfolio of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Company, through its subsidiaries American General Life Companies ("AGLC") and AIG Enterprise Services ("AIGES"), and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies. The financial results of The Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary of the Company, are also included in these consolidated financial statements. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing insurance products. The financial condition of AIG and rating downgrades that occurred late in the third quarter of 2008 and AIG's restructuring plan and related events described in Note 17 below (collectively, the "AIG Events") have also impacted the Company's operations. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. Continuing volatility in the credit markets may result in additional other-than-temporary impairments relating to the Company's fixed income investments. The Company controls its exposure to these risks by, among other things, closely monitoring and limiting prepayments and extension risk in its portfolio; maintaining a large percentage of its portfolio in liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable product assets held in separate accounts. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations or statutory capital and surplus.

Effective January 1, 2008, AGL merged with AIG Life Insurance Company of Puerto Rico ("AIG Puerto Rico"), a subsidiary of AIG, and became the surviving entity. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying consolidated financial statements include the financial position, operating results, and cash flows of AIG Puerto Rico for all periods presented.

On February 28, 2007, the Company acquired Matrix Direct, Inc. ("Matrix Direct"), a direct marketer of life insurance, from Protective Life Corporation. The transaction was accounted for as a purchase. The acquisition cost, less than 0.2 percent of the Company's equity, was not material.

As described in Note 17 herein, AIG commenced an organization-wide restructuring plan under which some of its businesses will be divested, some will be held for later divestiture, and some businesses will be prepared for potential subsequent offerings to the public. Successful execution of the restructuring plan involves significant separation activities. Accordingly, AIG and the Company have established retention programs for its key employees to maintain ongoing business operations and to facilitate the successful execution of the restructuring plan.

At December 31, 2008, AIG and the Company cannot determine the expected date of completion or reliably estimate the total aggregate expenses expected to be incurred for all of AIG's restructuring and separation activities. This is due to the significant scale and nature of the restructuring plan, the fact that restructuring costs will vary depending on the identity of the ultimate purchasers of the divested entities, as well as the extended period over which the restructuring is expected to occur.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility (the "Credit Facility") established for the sole benefit of the U.S. Department of the Treasury (the "Treasury Department"), which has been amended and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the Treasury Department. The Series C Preferred Stock is entitled to
(i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The Credit Facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the Credit Facility obligations and it has not pledged any assets to secure those obligations.

On November 25, 2008, AIG entered into an agreement with the Treasury Department pursuant to which, among other things, AIG issued and sold to the Treasury Department, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the Credit Facility and, in connection therewith, the maximum commitment amount under the Credit Facility agreement was reduced from $85 billion to $60 billion.

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program (the "Securities Lending Program"). In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $350.3 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated.

2. Summary of Significant Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company considers its most critical accounting estimates to be those with respect to recoverability of deferred income tax assets, future policy benefits for life and accident and health contracts, estimated gross profits for investment-oriented products, recoverability of deferred policy acquisition costs ("DAC"), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. These estimates, by their nature, are based on judgment and current facts and circumstances. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's financial statements.

During the second half of 2007 and through 2008, disruption in the global credit markets, coupled with the repricing of credit risk, the U.S. housing market deterioration and the AIG events, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets.

Consolidation of Variable Interest Entity

On September 23, 2003, the Company purchased 68.0 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle 1 Trust"), a Delaware statutory trust established on July 31, 2003 (see Note 14). The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. The accounts of Castle 1 Trust have been included in these financial statements.

The impact of the consolidation of Castle 1 Trust on consolidation total assets and total liabilities as of December 31, 2008, 2007 and 2006, and on consolidated net income (loss) for the years then ended, was as follows:

                                                         Eliminations/
                           The Company  Castle 1 Trust Minority Interest Consolidated
                          ------------  -------------- ----------------- ------------
                                                 (In Thousands)
December 31, 2008
   Total assets.......... $ 89,350,723     $971,595        $(504,397)    $ 89,817,921
   Total liabilities.....   83,922,745      574,485         (107,287)      84,389,943
   Net income (loss).....  (12,146,061)      42,873          (14,770)     (12,117,958)
December 31, 2007
   Total assets.......... $123,266,287     $969,371        $(509,581)    $123,726,077
   Total liabilities.....  113,071,898      615,321         (155,531)     113,531,688
   Net income............      749,648       24,779           (8,536)         765,891
December 31, 2006
   Net income............    1,065,515       13,024           (4,487)       1,074,052

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiary are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiary did not have a material effect on statutory capital and surplus at December 31, 2008.

Statutory net income (loss) and capital and surplus of AGL at December 31 were as follows:

                                             2008        2007       2006
                                         -----------  ---------- ----------
                                                   (In Thousands)
Statutory net income (loss)............. $(4,103,622) $  863,548 $  508,349
Statutory capital and surplus........... $ 5,192,345  $5,710,832 $5,461,799

The principal differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred;
(b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, deferred income taxes and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; (e) certain reinsurance transactions where reinsurance accounting may be used for statutory reporting but deposit accounting is used for GAAP; and (f) fixed maturity investments are carried at fair value rather than amortized cost.

In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

The Company's net loss for the year was due in large part to realized capital losses in the Securities Lending Program, which were largely offset by capital contributions from AIG (see Note 6). These losses and capital contributions were treated consistently for GAAP and statutory reporting, except for differences in the timing of recognition of capital contributions for which regulatory approval was obtained.

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, variable universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Cash and Short-Term Investments

Cash represents cash on hand and non-interest bearing demand deposits. Short-term investments consist of interest-bearing cash equivalents, time deposits, and investments with original maturities within one year from the date of purchase.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Restricted Cash

Castle 1 Trust maintains various restricted cash accounts, primarily lessee-funded accounts, which are not available for general use. Security deposits from lessees that are required to be segregated from other funds are deposited into lessee-funded accounts.

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes, within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as held to maturity or available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in ML II, which is carried at fair value under Financial Accounting Standard ("FAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). See Note 6 for discussion on ML II. Realized and unrealized gains and losses on trading securities are reported in net investment income.

The Company evaluates its available for sale, equity method and cost method investments for other-than-temporary impairment such that a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

   . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

   . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

   . The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

The determination that a security has incurred an other-than-temporary impairment requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary (severity losses).

At each balance sheet date, the Company evaluates its securities holdings with unrealized losses. When the Company does not intend to hold such securities until they have recovered their cost basis, based on the circumstances at the date of evaluation, the Company records the unrealized loss in income. If a loss is recognized

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not intent, credit or foreign exchange related, the Company generally accretes into income the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

Certain investments in beneficial interests in securitized financial assets of less than high quality with contractual cash flows, including asset-backed securities, are subject to the impairment and income recognition guidance of Emerging Issues Task Force ("EITF") Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests that Continued to Be Held by a Transferor in Securitized Financial Assets" ("EITF 99-20") as amended by Financial Accounting Standards Board ("FASB") Staff Position ("FSP") EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"), which became effective prospectively in the fourth quarter of 2008. EITF 99-20 requires periodic updates of the Company's best estimate of cash flows over the life of the security. If the fair value of such security is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both their timing and amount, an other-than-temporary impairment charge is recognized. Interest income is recognized based on changes in the timing and the amount of expected principal and interest cash flows reflected in the yield.

The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources and, in the case of certain structured securities, with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Mortgage and Other Loans Receivable

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage loans on real estate and collateral, commercial and guaranteed loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Impairment of mortgage and other loans receivable is based on certain risk factors and recognized when collection of all amounts due under the contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships and Other Invested Assets

Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income (loss). With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is its

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

share of the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

Other invested assets also include preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2008 and 2007, the Company's investments in partially owned companies included its 38.7 percent interest in the non-voting preferred equity of Castle 2003-2 Trust ("Castle 2 Trust"; see Note 14).

Aircraft owned by Castle 1 Trust are recorded at cost and depreciated on a straight-line basis, generally over estimated useful lives of 25 years from the date of manufacture to a residual value that is 15 percent of cost. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

Securities Lending Invested Collateral and Securities Lending Payable

On December 12, 2008, the Company terminated its securities lending activities (see Note 6 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statement of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statement of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

As of December 31, 2007, securities subject to securities lending agreements had a fair value of $20.20 billion, and were included in fixed maturity securities available for sale at that date.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues equity-indexed annuity and universal life products, which contain embedded derivatives associated with guarantees tied to certain indices. The Company purchases call options from the S&P 500 Index, the Dow Jones EURO STOXX 50, Nikkei 225 Index and the Hang Seng Index to offset the increase in its liabilities resulting from the equity-indexed features of these products. With the exception of premiums required for the

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

purchase of publicly-traded or over-the-counter traded options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives at fair value in the consolidated balance sheet. Changes in the fair value of derivatives are reported as part of net realized investment gains and losses in the consolidated statement of income (loss).

2.5 Assets and Liabilities Related to Separate Accounts

Assets and liabilities related to separate accounts represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain policies. Therefore, the Company's liability for these separate accounts equals the value of the separate account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income (loss), comprehensive income (loss), and cash flows. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share and are insulated from creditors.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in insurance charges in the consolidated statement of income (loss).

2.6 Deferred Policy Acquisition Costs, Cost of Insurance Purchased ("CIP") and Deferred Sales Inducements

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DAC. The costs assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin Life Insurance Company, is reported as CIP.

DAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DAC or CIP amortization. DAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

With respect to the variable annuity contracts of VALIC, the assumption for the long-term annual growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable.

With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 8.3 percent. For the Company's direct variable annuity policies, because of the limited size of the block of business, a simplified approach was used which combines experience for lapses, death, and market growth.

DAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment,

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income (loss) within shareholder's equity.

The Company reviews the carrying amounts of DAC and CIP at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contract holders, on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheet. The cost of such sales inducements are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

2.7 Guaranteed Minimum Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals. The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the consolidated statement of income (loss).

First available in 2008, there is a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider that is available on certain equity indexed annuities. These products are annuities maintained in the general account. As long as no excess withdrawals are taken, the GMWB rider guarantees that the rider benefit amount withdrawals will be available for life and will never decrease, without the need to convert the contract into a payout annuity, even if the annuity value declines to zero. The rider benefit amount is based on a percentage of the contract's account value. That percentage is dependent on the attained age of the annuitant.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.8 Reserves for Fixed Annuity Contracts

Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Financial Accounting Standard No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income (loss), as they are recorded directly to reserves for fixed annuity contracts, or to variable annuity liabilities related to separate accounts, upon receipt.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2.9 Premium Recognition

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in other revenue in the consolidated statement of income (loss). Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

2.10 Net Investment Income

Net investment income represents income primarily from the following sources in the Company's operations:

   . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

   . Dividend income and distributions from common and preferred stock and other investments when receivable.

   . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

   . Earnings from partnership investments accounted for under the equity method.

2.11 Net Realized Investment Gains and Losses

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

   . Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), and other types of investments.

   . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value), and other types of investments for other-than-temporary impairments.

   .   Changes in fair value of derivatives.

   .   Exchange gains and losses resulting from foreign currency transactions.

2.12 Reinsurance

The Company generally limits its exposure to loss on any single insured to $10.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Total reinsurance recoverables on ceded reinsurance contracts are included in reinsurance receivables. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2.13 Policy and Contract Claims

Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefore are reflected in income currently.

2.14 Participating Policy Contracts

Participating life insurance accounted for approximately 1.1 percent of life insurance in force at December 31, 2008.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $45.0 million, $49.8 million and $49.4 million in 2008, 2007 and 2006, respectively, and were included as part of policyholders' benefits in the consolidated statement of income (loss).

2.15 Income Taxes

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.16 Accounting Changes

The Company adopted the following accounting standards during 2006:

FAS 155

In February 2006, the FASB issued Statement of Financial Accounting Standard No. 155, "Accounting for Certain Hybrid Financial Instruments, an amendment of FASB Statements No. 133 and 140" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date. The Company elected to early adopt FAS 155 effective January 1, 2006 and apply FAS 155 fair value measurement to certain investments in its available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $4.9 million aftertax ($7.5 million pretax) increase to retained earnings as of January 1, 2006.

The Company adopted the following accounting standards during 2007:

SOP 05-1

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. SOP 05-1 defines an internal replacement as a modification in product benefits,

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance was January 1, 2007. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

FIN 48

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted FIN 48 on January 1, 2007. No increase in the liability for unrecognized tax benefits was required upon adoption. See Note 13 for additional FIN 48 disclosures.

FSP 13-2

In July 2006, the FASB issued FASB Staff Position No. 13-2, "Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction" ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor, and directs that the tax assumptions be consistent with any FIN 48 uncertain tax position related to the lease. The Company adopted
FSP 13-2 on January 1, 2007. Upon adoption, the Company recorded a $49.8 million decrease to the opening balance of retained earnings, net of tax, to reflect the cumulative effect of this change in accounting. In 2008, the Company revised the projected timing of income tax cash flows related to a leveraged lease transaction. In accordance with FSP 13-2, the allocation of income to positive investment years was recalculated from the inception of the lease using the revised assumptions. The net investment balance was adjusted to conform to the recalculated balances, and the change was recognized as a $200.5 million reduction to investment income for the year ended December 31, 2008.

The Company adopted the following accounting standards during 2008:

FAS 157

In September 2006, FASB issued Statement of Financial Accounting Standard
No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. The Company adopted FAS 157 on January 1, 2008, its required effective date.
FAS 157 must be applied prospectively, except that the difference between the carrying amount and fair value of a stand-alone derivative or hybrid instrument measured using the guidance in EITF 02-3 on recognition of a trading profit at the inception of a derivative, is to be applied as a cumulative-effect adjustment to opening retained earnings on January 1, 2008. The adoption of FAS 157 did not have a material effect on the Company's consolidated financial condition or consolidated results of operations.

FAS 159

In February 2007, the FASB issued FAS 159. FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The Company adopted FAS 159 on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The effect of FAS 159 on the Company's consolidated financial condition or results of operations prospectively directly depends on the nature and extent of eligible items elected to be measured at fair value.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


FSP FAS 157-3

In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active" ("FSP FAS 157-3"). FSP FAS 157-3 provides guidance clarifying certain aspects of FAS 157 with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting FSP FAS 157-3 on the Company's consolidated financial condition and results of operations were not material.

FSP FAS 140-4 and FIN 46(R)-8

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8. "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP"). The FSP amends and expands the disclosure requirements regarding transfers of financial assets and a company's involvement with variable interest entities. The FSP is effective for interim and annual periods ending after December 15, 2008. Adoption of the FSP did not affect the Company's financial condition, results of operations or cash flow, as only additional disclosures were required.

FSP EITF 99-20-1

In January 2009, the FASB issued FSP EITF 99-20-1. FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20 to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The FSP also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements in FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting FSP EITF 99-20-1 on the Company's consolidated financial condition and results of operations were not material.

Future Application of Accounting Standards

FAS 141 (R)

In December 2007, the FASB issued Statement of Financial Accounting Standard No. 141 (revised 2007), "Business Combinations" ("FAS 141(R)"). FAS 141(R) changes the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations, requiring an acquirer to recognize 100 percent of the fair values of assets acquired, liabilities assumed, and noncontrolling interests in acquisitions of less than a 100 percent controlling interest when the acquisition constitutes a change in control of the acquired entity, recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, and recognizing preacquisition loss and gain contingencies at their acquisition-date fair values, among other changes. The Company adopted FAS 141(R) for business combinations for which the acquisition date is on or after January 1, 2009. The adoption of this guidance will not have a material effect on the Company's consolidated financial position or results of operations, but may have an effect on the accounting for future business combinations, if any.

FAS 160

In December 2007, the FASB issued Statement of Financial Accounting Standard No. 160, ''Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51'' ("FAS 160"). FAS 160 requires noncontrolling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of consolidated shareholders' equity, or in the mezzanine section of the balance sheet (between liabilities and equity), to the extent such interests do not qualify as "permanent equity" in accordance with EITF Topic D-98, "Classification and Measurement of Redeemable Securities (revised September
2008). FAS 160 also establishes accounting rules for subsequent acquisitions and sales of noncontrolling interests and provides for how noncontrolling interests should be presented in the consolidated statement of income. The non-controlling interests' share of subsidiary income should be reported as a part of consolidated net income with disclosure of the attribution of consolidated net income to the controlling and noncontrolling interests on the face of the consolidated statement of income.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company adopted FAS 160 on January 1, 2009, its required effective date. FAS 160 must be adopted prospectively, except that noncontrolling interests should be reclassified from liabilities to a separate component of shareholders' equity and consolidated net income should be recast to include net income attributable to both the controlling and noncontrolling interests retrospectively. The Company's adoption of FAS 160 will not have a material effect on its consolidated financial statements.

FAS 161

In March 2008, the FASB issued Statement of Financial Accounting Standard
No. 161, ''Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133'' ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why the Company uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. FAS 161 is effective for the Company beginning with financial statements issued in the first quarter of 2009. Because FAS 161 only requires additional disclosures about derivatives, it will have no effect on the Company's consolidated financial condition, results of operations or cash flows.

FAS 162

In May 2008, the FASB issued Statement of Financial Accounting Standard
No. 162, ''The Hierarchy of Generally Accepted Accounting Principles'' ("FAS 162"). FAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements presented in conformity with GAAP but does not change current practices. FAS 162 will become effective on the 60th day following Securities and Exchange Commission ("SEC") approval of the Public Company Accounting Oversight Board amendments to remove GAAP hierarchy from the auditing standards. FAS 162 will have no effect on the Company's consolidated financial condition, results of operations or cash flows.

FSP FAS 140-3

In February 2008, the FASB issued FASB Staff Position No. FAS 140-3, ''Accounting for Transfers of Financial Assets and Repurchase Financing Transactions'' ("FSP FAS 140-3"). FSP FAS 140-3 requires an initial transfer of a financial asset and a repurchase financing that was entered into contemporaneously with or in contemplation of the initial transfer to be evaluated as a linked transaction unless certain criteria are met. FSP FAS 140-3 is effective for the Company beginning January 1, 2009 and will be applied to new transactions entered into from that date forward. Early adoption is prohibited. The adoption of FSP FAS 140-3 will not have a material effect on the Company's financial condition or results of operations.

FSP FAS 141(R)-1

In April 2009, the FASB issued FASB Staff Position No. FAS 141(R)-1, "Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies" ("FSP FAS 141(R)-1"). FSP FAS 141(R)-1 amends and clarifies FAS 141(R) to address issues on initial recognition and measurement, subsequent measurement and accounting, and disclosure of assets and liabilities arising from contingencies in a business combination. This FSP is effective for assets or liabilities arising from contingencies in business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The adoption of this guidance will not have a material effect on the Company's consolidated financial position or results of operations, but may have an effect on the accounting for future business combinations, if any.

FSP FAS 157-4

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP FAS 157-4"). FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when there is no active market or where the price inputs being used represent distressed sales. FSP

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

FAS 157-4 reaffirms what FAS 157 states is the objective of fair value measurement, which is to reflect the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the date of the financial statements under current market conditions. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt for interim and annual periods ending after March 15, 2009. The Company will adopt FSP FAS 157-4 in the second quarter of 2009, as required, and is assessing the effect it will have on its financial condition and results of operations.

FSP FAS 115-2 and FAS 124-2

In April 2009, the FASB issued FASB Staff Position No. FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary Impairments" ("FSP"). The FSP amends the other-than-temporary impairment guidance in U.S. GAAP for debt securities to make guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments on debt and equity securities in the financial statements. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. The FSP is intended to bring greater consistency to the timing of impairment recognition, and provide greater clarity to investors about the credit and noncredit components of impaired debt securities that are not expected to be sold. The FSP also requires increased and more timely disclosures regarding expected cash flows, credit losses, and an aging of securities with unrealized losses. The FSP is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt for interim and annual periods ending after March 15, 2009. The Company will adopt the FSP in the second quarter of 2009, as required, and is assessing the effect it will have on its financial condition and results of operations.

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                            2008        2007        2006
                                         ----------  ----------  ----------
                                                   (In Thousands)
Investment income:
   Fixed maturities..................... $2,976,644  $3,406,541  $3,395,122
   Equity securities....................      4,623       9,935       2,852
   Mortgage and other loans.............    455,798     393,838     292,139
   Policy loans.........................    112,922     105,452     103,191
   Investment real estate...............     29,824      11,922      10,475
   Partnerships and other invested
     assets.............................   (468,549)    230,552     147,428
   Securities Lending...................    141,070       8,889      10,586
   Other investment income..............     67,049      31,619      35,546
                                         ----------  ----------  ----------
Gross investment income.................  3,319,381   4,198,748   3,997,339
Investment expenses.....................    (59,077)    (39,558)    (35,423)
                                         ----------  ----------  ----------
Net investment income................... $3,260,304  $4,159,190  $3,961,916
                                         ==========  ==========  ==========

The carrying value of investments that produced no investment income during 2008 was less than 0.7 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                       2008         2007       2006
                                                   ------------  ---------  ---------
                                                             (In Thousands)
Sales of fixed maturities:
   Gross gains.................................... $  1,622,164  $ 125,453  $ 125,232
   Gross losses...................................   (2,287,450)  (185,720)  (128,945)
Sales of equity securities:
   Gross gains....................................       18,355     11,549     17,272
   Gross losses...................................       (2,368)        --         (5)
Partnerships and other invested assets:
   Gross gains....................................        3,000     24,946     16,752
   Gross losses...................................     (148,493)    (1,835)   (53,011)
Derivatives:
   Gross gains....................................      233,294      4,672      2,000
   Gross losses...................................     (418,932)   (69,041)   (46,720)
Securities lending collateral, including other
  than temporary impairments......................   (7,351,963)  (194,892)        --
Other than temporary impairments of fixed
  maturity and equity securities..................   (4,834,006)  (520,798)  (222,262)
                                                   ------------  ---------  ---------
Net realized investment gains (losses) before
  taxes........................................... $(13,166,399) $(805,666) $(289,687)
                                                   ============  =========  =========

3.3 Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale and securities lending collateral are reported at fair value. The cost or amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale by major category and securities lending collateral follow:

                                            Cost or     Gross Unrealized Gross Unrealized Estimated Fair
                                         Amortized Cost      Gains            Losses          Value
                                         -------------- ---------------- ---------------- --------------
                                                                 (In Thousands)
December 31, 2008
Fixed maturities
   U.S. government obligations..........  $   191,891      $   57,198      $      (286)    $   248,803
   Foreign government...................      537,814          37,578          (15,684)        559,708
   States, territories & political
     subdivisions.......................      213,641           3,161          (13,833)        202,969
   Corporate securities.................   30,860,039         875,940       (2,617,989)     29,117,990
   Mortgage backed securities...........   12,609,215         373,690       (1,089,994)     11,892,911
   Affiliated securities................      732,451              --          (84,254)        648,197
                                          -----------      ----------      -----------     -----------
Total fixed maturities..................   45,145,051       1,347,567       (3,822,040)     42,670,578
Equity securities.......................       82,167           3,443           (4,601)         81,009
Securities lending collateral...........           --              --               --              --
Investment in AIG.......................        8,597              --           (7,325)          1,272
                                          -----------      ----------      -----------     -----------
Total...................................  $45,235,815      $1,351,010      $(3,833,966)    $42,752,859
                                          ===========      ==========      ===========     ===========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                            Cost or     Gross Unrealized Gross Unrealized Estimated Fair
                                         Amortized Cost      Gains            Losses          Value
                                         -------------- ---------------- ---------------- --------------
                                                                 (In Thousands)
December 31, 2007
Fixed maturities
   U.S. government obligations..........  $   192,957      $   38,524      $      (366)    $   231,115
   Foreign government...................      727,251          68,306           (8,811)        786,746
   States, territories & political
     subdivisions.......................    3,011,552          91,406         (106,925)      2,996,033
   Corporate securities.................   30,726,289       1,202,217         (593,039)     31,335,467
   Mortgage backed securities...........   13,403,286         187,056         (500,890)     13,089,452
   Affiliated securities................      215,135               2             (698)        214,439
                                          -----------      ----------      -----------     -----------
Total fixed maturities..................   48,276,470       1,587,511       (1,210,729)     48,653,252
Equity securities.......................      109,358          43,479              (12)        152,825
Securities lending collateral...........   20,357,623             619       (1,347,859)     19,010,383
Investment in AIG.......................        8,597          38,635               --          47,232
                                          -----------      ----------      -----------     -----------
Total...................................  $68,752,048      $1,670,244      $(2,558,600)    $67,863,692
                                          ===========      ==========      ===========     ===========

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008 and 2007:

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                       Less than 12 Months       12 Months or More             Total
                                     -----------------------  ----------------------  -----------------------
                                        Fair      Unrealized    Fair      Unrealized     Fair      Unrealized
December 31, 2008                       Value       Losses      Value       Losses       Value       Losses
-----------------                    ----------- -----------  ---------- -----------  ----------- -----------
                                                                  (In Thousands)
Fixed maturities
   U.S. government obligations...... $        -- $        --  $    1,234 $      (286) $     1,234 $      (286)
   Foreign government...............     182,033     (15,516)      8,629        (168)     190,662     (15,684)
   States, territories & political
     subdivisions...................      29,062      (1,346)     29,769     (12,487)      58,831     (13,833)
   Corporate securities.............  11,797,902  (1,488,608)  5,432,323  (1,129,381)  17,230,225  (2,617,989)
   Mortgage backed securities.......   2,157,900    (418,547)  2,017,067    (671,447)   4,174,967  (1,089,994)
   Affiliated securities............      83,155     (56,973)    525,042     (27,281)     608,197     (84,254)
                                     ----------- -----------  ---------- -----------  ----------- -----------
Total fixed maturities..............  14,250,052  (1,980,990)  8,014,064  (1,841,050)  22,264,116  (3,822,040)
Equity securities...................      23,661      (4,601)         --          --       23,661      (4,601)
Investment in AIG...................       1,272      (7,325)         --          --        1,272      (7,325)
                                     ----------- -----------  ---------- -----------  ----------- -----------
Total............................... $14,274,985 $(1,992,916) $8,014,064 $(1,841,050) $22,289,049 $(3,833,966)
                                     =========== ===========  ========== ===========  =========== ===========

                                       Less than 12 Months       12 Months or More             Total
                                     -----------------------  ----------------------  -----------------------
                                        Fair      Unrealized    Fair      Unrealized     Fair      Unrealized
December 31, 2007                       Value       Losses      Value       Losses       Value       Losses
-----------------                    ----------- -----------  ---------- -----------  ----------- -----------
                                                                  (In Thousands)
Fixed maturities
   U.S. government obligations...... $        -- $        --  $    3,621 $      (314) $     3,621 $      (314)
   Foreign government...............     137,891      (6,540)     26,219      (2,271)     164,110      (8,811)
   States, territories & political
     subdivisions...................     807,000     (56,000)    706,588     (50,925)   1,513,588    (106,925)
   Corporate securities.............   8,455,315    (305,469)  4,400,867    (287,570)  12,856,182    (593,039)
   Mortgage backed securities.......   2,964,644    (276,078)  3,523,476    (224,864)   6,488,120    (500,942)
   Affiliated securities............     132,302        (153)     33,305        (545)     165,607        (698)
                                     ----------- -----------  ---------- -----------  ----------- -----------
Total fixed maturities..............  12,497,152    (644,240)  8,694,076    (566,489)  21,191,228  (1,210,729)
Equity securities...................       1,850         (12)         --          --        1,850         (12)
Securities lending collateral.......  15,387,728  (1,224,546)  1,157,228    (123,313)  16,544,956  (1,347,859)
                                     ----------- -----------  ---------- -----------  ----------- -----------
Total............................... $27,886,730 $(1,868,798) $9,851,304 $  (689,802) $37,738,034 $(2,558,600)
                                     =========== ===========  ========== ===========  =========== ===========

As of December 31, 2008, the Company held 2,629 individual bonds and other investments that were in an unrealized loss position, of which 752 individual investments were in an unrealized loss position continuously for 12 months or more.

The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2008, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2008 were as follows:

                                               Amortized  Estimated
                                                 Cost     Fair Value
                                              ----------- -----------
                                                  (In Thousands)
Due in one year or less...................... $ 1,038,982 $ 1,036,147
Due after one year through five years........   6,306,941   6,150,030
Due after five years through ten years.......   8,467,653   7,930,704
Due after ten years..........................  16,722,260  15,660,786
Mortgage-backed securities...................  12,609,215  11,892,911
                                              ----------- -----------
Total fixed maturity securities.............. $45,145,051 $42,670,578
                                              =========== ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2008, the Company's investments included one investment in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. This investment was in a short-term money market investment.

At December 31, 2008, $49.0 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

See Note 6 for information on events and transactions related to the Company's participation in AIG's U.S. Securities Lending Program.

3.4 Mortgage Loans on Real Estate

At December 31, 2008, the Company had direct commercial mortgage loan exposure of $6.46 billion, with $6.44 billion representing U.S. loan exposure. At that date, substantially all of the U.S. loans were current. Foreign commercial mortgage loans of $20.5 million are secured predominantly by properties in Canada.

The U.S. commercial loan exposure by state and type of loan, at December 31, 2008, were as follows:

State         # of Loans   Amount   Apartments  Offices    Retails   Industrials  Hotels   Others  % of Total
-----         ---------- ---------- ---------- ---------- ---------- ----------- -------- -------- ----------
                                                     ($ in Thousands)
California...     77     $1,341,292 $   64,438 $  591,504 $   72,368  $284,192   $252,336 $ 76,454    20.8%
New York.....     41        816,527    129,497    524,187    106,173    21,841      9,991   24,838    12.6%
New Jersy....     33        713,580    332,621    164,846    191,405     4,750         --   19,958    11.0%
Florida......     55        550,267     25,223    213,832    132,811    86,039     20,980   71,382     8.5%
Texas........     29        359,045     24,270    114,033     77,536    85,300     47,911    9,995     5.6%
Maryland.....     19        267,419     29,634    139,357     92,519     1,533      4,376       --     4.1%
Ohio.........     28        237,030    133,491     27,209     52,867    23,463         --       --     3.7%
Pennsylvania.     23        183,862     17,504     57,832     28,868    68,476         --   11,182     2.8%
Arizona......      7        171,429     80,239         --     26,925     1,828         --   62,437     2.7%
Virginia.....     14        165,171         --     91,818     61,915    11,438         --       --     2.6%
Other states.    179      1,656,884    184,578    677,780    397,561   106,484    172,828  117,653    25.6%
                 ---     ---------- ---------- ---------- ----------  --------   -------- --------   -----
Total........    505     $6,462,506 $1,021,495 $2,602,398 $1,240,948  $695,344   $508,422 $393,899   100.0%
                 ===     ========== ========== ========== ==========  ========   ======== ========   =====

Impaired mortgage loans on real estate and related interest income are not material.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4. Derivative Financial Instruments

4.1 Risks Inherent in the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts.

4.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

Swap agreements have terms of two to twenty-two years. Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                   2008       2007
                                ---------- ----------
                                    (In Thousands)
Interest rate swap agreements:
   Notional amount............. $1,038,230 $1,209,000
   Fair value..................     19,038     (8,000)
Currency swap agreements:
   Notional amount.............    829,195    890,184
   Fair value..................     78,165   (149,027)

4.3 Index Options

All index options (puts and calls) are purchased as economic hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products and for the risks associated with contract features and riders that offer a GMWB on certain variable annuity products. Such options generally have terms of one, two or five years. The Company has procedures in place to economically match option purchases to policy liabilities. Contracts outstanding at December 31 were as follows:

                                           2008                2007
                                    ------------------- -------------------
                                    Notional Fair Value Notional Fair Value
                                    -------- ---------- -------- ----------
                                                (In Thousands)
Puts and Calls:
   One-year (or less) contracts.... $718,263  $31,492   $482,389  $13,903
   Two-year contracts..............       --       --     59,510    4,688
   Five-year contracts.............   94,309    6,729     65,076   20,609

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.4 Futures

The Company purchases and sells short futures (Treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. All such positions are closed out each quarter end. The Company also purchases and sells exchange traded futures to offset the risk associated with riders that offer a GMWB on certain variable annuity products. Contracts outstanding at December 31 were as follows:

                                       2008      2007
                                    ---------- --------
                                      (In Thousands)
Futures
   Contract amount................. $3,888,377 $167,972

5. Fair Value Measurements

Effective January 1, 2008 the Company adopted FAS 157 and FAS 159, which specify measurement and disclosure standards related to assets and liabilities measured at fair value.

Fair Value Measurements on a Recurring Basis

The Company measures at fair value on a recurring basis financial instruments in its trading and available for sale securities portfolios, derivative assets and liabilities, securities lending invested collateral, non-traded equity investments and certain private limited partnership and certain hedge funds included in other invested assets, separate account assets, and certain policyholders' contract deposits. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Fair Value Hierarchy

Beginning January 1, 2008, assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include certain government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset-backed securities ("ABS"), certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund and hedge fund investments and derivative contracts.

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 include certain distressed ABS, certain derivative contracts, policyholders' contract deposits carried at fair value, private equity and real estate fund investments, and direct private equity investments. The Company's non-financial-instrument assets that are measured at fair value on a non-recurring basis generally are classified as Level 3.

Incorporation of Credit Risk in Fair Value Measurements

The Company's Own Credit Risk. Fair value measurements for the Company's derivative liabilities incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable AIG credit default swap spreads. A counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all positions with the Company, as well as collateral posted by the Company with the counterparty at the balance sheet date, if any.

Fair value measurements for embedded policy derivatives and policyholder contract deposits take into consideration that policyholder liabilities are senior in priority to general creditors of AIG and the Company and therefore are much less sensitive to changes in AIG's credit default swap or cash issuance spreads.

Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The following is a description of the valuation methodologies used for instruments carried at fair value:

Fixed Maturity Securities -- Trading and Available for Sale

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity securities in its trading and available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of fixed maturity securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For fixed maturity instruments that are not traded in active

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

Maiden Lane II

At inception, the Company's economic interest in ML II was valued at the transaction price. Subsequently, ML II is valued using a discounted cash flow methodology using the estimated future cash flows of the assets to which the ML II interest is entitled and the discount rates applicable to such interest as derived from the fair value of the entire asset pool. The implicit discount rates are calibrated to the changes in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

Valuation Sensitivity: The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

The benchmark London Interbank Offered Rate ("LIBOR") interest rate curve changes are determined by macroeconomic considerations and financial sector credit spreads. The spreads over LIBOR for ML II (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of this investment as well as changes in the risk premium that market participants would demand at the time of the transactions.

Changes in estimated future cash flows would primarily be the result of changes in expectations for collateral defaults, recoveries, and underlying loan prepayments.

Increases in the discount rate or decreases in estimated future cash flows used in the valuation would decrease the Company's estimate of the fair value of ML II as shown in the table below.

                             Fair Value Change
                             -----------------
                              (In Thousands)
Discount Rates
200 basis points............     $ (30,588)
400 basis points............       (57,453)

Estimated Future Cash Flows
10% decrease................      (110,639)
20% decrease................      (208,543)

The Company believes that the ranges of discount rates used in this analysis are reasonable based on implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined based on variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. The fair value of the ML II interest is likely to vary, perhaps materially, from the amount estimated.

Equity Securities Traded in Active Markets -- Trading and Available for Sale

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its trading and available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Securities Lending Collateral

Securities lending collateral is invested in short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturity securities are recorded at fair value, which is based on quoted market prices or internally developed models, consistent with the methodology for other fixed maturity securities. The Company discontinued its securities lending activities on December 12, 2008.

Non-Traded Equity Investments -- Other Invested Assets

The Company initially estimates the fair value of equity instruments not traded in active markets by reference to the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity capital markets, and changes in financial ratios or cash flows. For equity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

Private Limited Partnership and Hedge Fund Investments -- Other Invested Assets

The Company initially estimates the fair value of investments in certain private limited partnerships and certain hedge funds by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which generally are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair measurement.

Separate Account Assets and Liabilities

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives

The fair value of embedded policy derivatives contained in certain equity-indexed annuity and life contracts is measured using an option budget method based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. In addition, where applicable, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index and future interest rates. With the adoption of FAS 157, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

Policyholders' Contract Deposits

Policyholders' contract deposits accounted for at fair value beginning January 1, 2008 are measured using an income approach by taking into consideration the following factors:

   .   Current policyholder account values and related surrender charges; and

   . Estimated future policy benefits are discounted at rates offered on comparable new contracts, where applicable. Where comparable contracts are no longer offered, swap rates are used to discount the estimated policy cash flows.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis at December 31, 2008, and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                                                           Total Fair Value
                                                          Level 1     Level 2    Level 3   December 31, 2008
                                                        ----------- ----------- ---------- -----------------
                                                                           (In Thousands)
Assets:
Fixed maturity securities, available for sale.......... $        -- $37,356,818 $5,313,760    $42,670,578
Fixed maturity securities, hybrid......................          --      11,938         --         11,938
Fixed maturity securities, trading.....................          --      49,249    278,426        327,675
Equity securities, available for sale..................      43,191       6,234     31,584         81,009
Equity securities, trading.............................          --          --      1,000          1,000
Partnerships and other invested assets.................      13,000     474,911    812,590      1,300,501
Short-term investments.................................          --   1,645,018         --      1,645,018
Derivative assets......................................      32,742     112,204      6,729        151,675
Assets held in separate accounts.......................  20,422,032     274,902         --     20,696,934
                                                        ----------- ----------- ----------    -----------
   Total............................................... $20,510,965 $39,931,274 $6,444,089    $66,886,328
                                                        ----------- ----------- ----------    -----------
Liabilities:
Policyholder contract deposits......................... $        -- $        -- $  407,642    $   407,642
Derivative liabilities.................................         251      16,000         --         16,251
                                                        ----------- ----------- ----------    -----------
   Total............................................... $       251 $    16,000 $  407,642    $   423,893
                                                        ----------- ----------- ----------    -----------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2008, Level 3 assets totaled $6.44 billion, representing
7.2 percent of total assets, and Level 3 liabilities totaled $407.6 million, representing 0.5 percent of total liabilities.

The following tables present changes during the twelve month period ended December 31, 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during the twelve month period ended December 31, 2008 related to the Level 3 assets and liabilities that remained on the consolidated balance sheet at December 31, 2008:



                                            Net Realized and   Accumulated   Purchases,
                                            Unrealized Gains      Other        Sales,                   Balance at
                              Balance at    (Losses) included Comprehensive Issuances and Transfers In December 31,
                            January 1, 2008   in Income (a)   Income (Loss)  Settlements     (Out)         2008
                            --------------- ----------------- ------------- ------------- ------------ ------------
                                                                         (In Thousands)
Assets:
Fixed maturity securities,
  available for sale.......   $4,994,719       $  (779,008)     $(369,008)   $   565,579   $  901,478   $5,313,760
Fixed maturity securities,
  trading..................           --           (91,074)            --        350,500       19,000      278,426
Equity securities,
  available for sale.......       22,028            (2,009)       (23,902)       (19,501)      54,968       31,584
Equity securities,
  trading..................        1,000                --             --             --           --        1,000
Partnerships and other
  invested assets..........      660,650            25,679        (66,913)       171,267       21,907      812,590
Securities lending
  invested collateral......    3,121,930        (2,256,414)       603,312     (3,719,494)   2,250,666           --
Derivative assets..........       24,627           (33,812)            --         15,914           --        6,729
                              ----------       -----------      ---------    -----------   ----------   ----------
   Total...................   $8,824,954       $(3,136,638)     $ 143,489    $(2,635,735)  $3,248,019   $6,444,089
                              ----------       -----------      ---------    -----------   ----------   ----------
Liabilities:
Policyholder contract
  deposits.................   $  150,429       $   216,534      $      --    $    52,679   $  (12,000)  $  407,642

                               Changes in
                            Unrealized Gains
                              (Losses) on
                            Instruments Held
                            at December 31,
                                  2008
                            ----------------

Assets:
Fixed maturity securities,
  available for sale.......    $      --
Fixed maturity securities,
  trading..................      (91,074)
Equity securities,
  available for sale.......           --
Equity securities,
  trading..................           --
Partnerships and other
  invested assets..........           --
Securities lending
  invested collateral......           --
Derivative assets..........      (33,812)
                               ---------
   Total...................    $(124,886)
                               ---------
Liabilities:
Policyholder contract
  deposits.................    $ 216,534

(a) Net realized and unrealized gains and losses shown above are reported in the consolidated statement of income (loss) as net realized capital gains (losses):

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2008 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

The Company uses various hedging techniques to manage risks associated with certain positions, including those classified within Level 3. Such techniques may include the purchase or sale of financial instruments that are classified within Level 1 and/or Level 2. As a result, the realized and unrealized gains (losses) for assets and liabilities classified within Level 3 presented in the table above do not reflect the related realized or unrealized gains (losses) on hedging instruments that are classified within Level 1 and/or Level 2.

Changes in the fair value of assets held in separate accounts are completely offset in the consolidated statement of income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the foregoing tables.

Fair Value Measurements on a Non-Recurring Basis

The Company would measure the fair value of certain assets not already carried at fair value on a non-recurring basis, generally quarterly, annually, if events or changes in circumstances indicate that the carrying value amount of the assets may not be recoverable. These assets include cost and equity-method investments, collateral securing foreclosed loans and real estate and other fixed assets and goodwill. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


   . Cost and Equity-Method Investment: When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in income. In such cases, the Company measures the fair value of these assets using the techniques discussed above for fixed maturities and equity securities.

   .   Collateral Securing Foreclosed Loans and Real Estate and Other Fixed
       Assets: When the Company takes collateral in connection with foreclosed loans, the Company generally bases its estimate of fair value on the price that would be received in a current transaction to sell the asset by itself.

   . Goodwill: The Company tests goodwill for impairment whenever events or changes in circumstances indicate the carrying amount of goodwill may not be recoverable, but at least annually. When the Company determines goodwill may be impaired, the Company uses techniques that consider market-based earnings multiples of peer companies or discounted cash flow techniques based on the price that could be received in current transaction to sell that asset assuming the asset would be used with other assets as a group (in-use premise). See Fair Value Measured on a Non-Recurring Basis below for additional information.

For the year ended December 31, 2008, the Company recorded a goodwill impairment charge of $57.2 million, which was primarily attributable to a decline in the estimated fair value of the Company due to the uncertain economic environment during the 2008 fourth quarter.

Fair Value Option

FAS 159 permits a company to choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The Company has elected to account for its economic interest in ML II at fair value under FAS 159. The Company recorded a loss of $75.6 million in the year ended December 31, 2008 to reflect the change in the fair value of ML II, which was reported as a component of net investment income.

Fair Value Information about Financial Instruments Not Measured at Fair Value

FAS 107, "Disclosures about Fair Value of Financial Instruments" ("FAS 107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts and lease contracts. Information regarding the estimation of fair value for financial instruments not carried at fair value is discussed below:

Cash and Short-Term Investments

Carrying values approximate fair values because of the relatively short period of time between origination and expected realization.

Mortgage and Other Loans Receivable

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk adjusted discount rates. Fair value for collateral, commercial and guaranteed loans is based primarily on independent pricing services, broker quotes and other independent information.

Policy Loans

The fair values of policy loans were not estimated as the Company believes it would have to expend excessive costs for the benefits derived.

Partnerships and Other Invested Assets

The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investment in Parent Company

The fair value of the investment in AIG is based on quoted market prices of AIG common stock.

Policyholder Contract Deposits Associated with Investment-type Contracts

Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which the cash flows are denominated.

Dividend Accumulation

Fair value of dividend accumulation is the accumulated value of dividends to be paid to the policyholders with interest.

Securities Lending Payable

The contract values of securities lending payable approximate fair value as these obligations are short-term in nature. The Company discontinued its securities lending activities on December 12, 2008.

The following table presents the carrying value and estimated fair value of the Company's financial instruments as required by FAS 107:

                                                                2008
                                                       -----------------------
                                                          Fair      Carrying
                                                          Value      Amount
                                                       ----------- -----------
                                                           (In Thousands)
Assets
Cash and short-term investments....................... $ 3,404,237 $ 3,404,237
Mortgage and other loans..............................   6,732,555   6,649,204
Policy loans..........................................   1,958,967   1,958,967
Partnerships and other invested assets................   3,393,273   3,393,273
Investment in Parent Company..........................       1,272       1,272
Liabilities
Policyholder contract deposits associated with
  investment-type contracts...........................  36,123,770  36,161,565
Dividend accumulations................................     843,604     843,604

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                 2007
                                                        -----------------------
                                                           Fair      Carrying
                                                           Value      Amount
                                                        ----------- -----------
                                                            (In Thousands)
Assets
Cash and short-term investments........................ $   939,134 $   939,134
Fixed maturity and equity securities...................  49,874,849  49,874,849
Mortgage and other loans...............................   6,391,653   6,383,814
Policy loans...........................................   1,953,972   1,891,831
Partnerships and other invested assets.................   3,948,654   3,948,654
Securities lending collateral..........................  19,010,383  19,010,383
Derivative assets......................................      39,999      39,999
Investment in Parent Company...........................      47,232      47,232
Notes receivable (amounts due from related parties)....     827,395     827,395
Assets held in separate accounts.......................  32,314,673  32,314,673
Liabilities
Investment contracts...................................  33,843,153  35,337,949
Dividend accumulations.................................     869,500     869,500
Derivative liabilities.................................     157,826     157,826
Securities lending payable.............................  20,607,521  20,607,521
Liabilities related to separate accounts...............  32,314,673  32,314,673

6. Securities Lending Program

The Company and certain other domestic insurance subsidiaries of AIG historically participated in the Securities Lending Program, which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the domestic insurance company participants (collectively, "the Participants").

On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions.

Under the Securities Lending Program, securities were loaned to various financial institutions, primarily major banks and brokerage firms. Historically, the Agent had received cash collateral from borrowers at current market levels, which were generally equal to 100 to 102 percent of the value of the loaned securities. The amount of cash advanced by borrowers declined during 2008, in light of the availability of alternative transactions requiring less collateral. During the fourth quarter of 2008, certain securities lending transactions met the requirements for sale accounting because the collateral obtained from the counterparties was not sufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Participants recognized net realized capital losses on deemed sales of lent securities and forward purchase commitments related to such transactions. For loans collateralized at less than 102 percent, the Company obtained a security interest in assets pledged by AIG, primarily high grade bonds, the fair value of which, together with the fair value of all collateral obtained by the Agent from counterparties in connection with the loans, equaled at least 102 percent of the fair value of the loaned securities at the inception of the loans.

Cash collateral received by the Agent was invested primarily in fixed maturity securities to earn a net spread. A significant portion of the collateral received was invested in residential mortgage-backed securities with expected maturities that were longer than the liabilities to the securities lending counterparties. The value of those collateral securities declined during the latter part of 2007 and throughout 2008 and trading in such securities was extremely limited. As a result, the Participants recognized other-than-temporary impairment charges totaling $17.21 billion in 2008 related to investments in the collateral account.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Effective June 17, 2008, the Company benefited from an agreement between AIG and the Agent's parent ("the Make-whole Agreement"), pursuant to which AIG agreed to make additional contributions to the Securities Lending Program's collateral account, up to an aggregate limit of $5 billion, to offset the obligations of the Participants to contribute to the Securities Lending Program's collateral account their pro rata share of any investment losses incurred from the sale of investments made with the Securities Lending Program's collateral on and after January 1, 2008. Any such contributions by AIG to the Securities Lending Program's collateral account were recorded by the Participants as capital contributions. This agreement, which superseded prior, substantially identical agreements that limited AIG's contributions to lower amounts, terminated on December 31, 2008.

In the third quarter of 2008, counterparties began curtailing their participation in the Securities Lending Program by returning lent securities and requiring the return of cash collateral. In September 2008, the Participants, including the Company, funded cash to the Securities Lending Program's collateral account to provide additional liquidity. On September 22, 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the NY Fed. During September 2008, AIG's borrowings under the Fed Facility included $11.35 billion that was advanced to the Securities Lending Program to provide liquidity for the return of collateral to counterparties. At September 30, 2008, AIG deemed the $11.35 billion it had borrowed under the Fed Facility to provide liquidity to the collateral account to be capital contributions to the Participants, largely offsetting $10.71 billion of third quarter 2008 other-than-temporary impairment charges recorded by the Participants. The Participants recorded interest expense for the period of time the advances were deemed outstanding borrowings, at a rate per annum equal to 3.6175%, which approximated the commercial paper borrowing rate then in effect.

On October 8, 2008, certain of the Participants, including the Company, entered into a securities lending agreement with the NY Fed (the "Fed Securities Lending Agreement") pursuant to which the NY Fed agreed to borrow, on an overnight basis, up to $37.8 billion in investment grade fixed income securities from these participants in return for cash collateral. The Fed Securities Lending Agreement assisted the Participants in meeting their obligations to borrowers that were requesting the return of their cash collateral. Prior to this arrangement, $6.99 billion was borrowed by AIG under the Fed Facility between October 1, 2008 and October 8, 2008 and advanced to the Securities Lending Program collateral account to provide liquidity. These amounts were repaid to AIG in October 2008 using liquidity provided by transactions under the Fed Securities Lending Agreement, and the Participants recorded interest expense for these advances at a rate per annum equal to 2.8216%, which approximated the commercial paper borrowing rate then in effect. Each Participant's share of the total interest expense on the September and October 2008 advances from AIG was based on participation rates as of September 30, 2008.

On December 8, 2008, in conjunction with the termination of the Securities Lending Program, certain of the Participants purchased corporate credit and other asset-backed securities at fair values totaling $3.09 billion from the Securities Lending Program's collateral account, which used the proceeds to settle a portion of the outstanding securities lending transactions. These transactions were recorded as purchases of fixed maturity securities by each of the respective purchasing entities.

On December 12, 2008, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the NY Fed.

Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS held by the Agent in connection with the Securities Lending Program. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinate to the repayment of the NY Fed loan to ML II. The amount of the initial payment and the deferred contingent portions of the total purchase price, if any are realized, will be allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008. The total purchase price was based on the fair value of the RMBS as of October 31, 2008. The Participants recognized realized capital losses of $2.2 billion related to declines in the fair value of the RMBS for the month of October 2008 prior to the sale of the RMBS to ML II.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Pursuant to a credit agreement, the NY Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion.(such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the NY Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus
3.0 percent. In addition, after ML II has paid this fixed portion of the deferred contingent purchase price plus interest, the Participants will be entitled to receive one-sixth of any net proceeds received by ML II in respect of the RMBS as the remaining deferred contingent purchase price for the RMBS, and the NY Fed will receive five-sixths of any net proceeds received by ML II in respect of the RMBS as contingent interest on the ML II Senior Loan. The NY Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the NY Fed has any interest in the ML II Senior Loan.

Neither AIG nor the Participants have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with Statement of Financial Accounting Standards 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("FAS 140"). The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159, because this interest would otherwise meet the criteria of a hybrid instrument and require bifurcation of an embedded derivative. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 5 for further discussion of the Company's fair value methodology and the valuation of ML II.

The Participants applied the initial consideration from the sales of the RMBS and other collateral assets, along with available cash and $5.1 billion provided by AIG in the form of capital contributions, to settle outstanding securities lending transactions (including those under the Fed Securities Lending Agreement, which totaled approximately $20.5 billion as of December 12,
2008). As a result, the Securities Lending Program and the Fed Securities Lending Agreement have been terminated.

At December 31, 2008, the Company recorded a receivable from affiliate for amounts which are due the Company from the Agent, and a short-term invested asset representing undistributed funds held in the Securities Lending Program collateral account.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


As a result of the events and transactions described above, the Company recorded the following amounts in 2008:

                                                                                      (In Thousands)
                                                                                      --------------
For the year ended December 31, 2008:
Realized gains (losses) on securities lending collateral:
   Net realized gains (losses) on RMBS sold to ML II.................................  $  (764,314)
   Net realized gains (losses) on all other asset sales..............................     (727,556)
   Realized losses due to other-than-temporary declines in value.....................   (5,860,093)
                                                                                       -----------
       Total.........................................................................  $(7,351,963)
                                                                                       ===========
Net realized gains (losses) related to lent securities with insufficient collateral:
   Deemed sales of lent securities...................................................  $  (464,895)
   Forward purchase commitments......................................................     (514,544)
                                                                                       -----------
       Total.........................................................................  $  (979,439)
                                                                                       ===========
Capital contributions funded to the collateral account by AIG:
   Pursuant to the Make-whole Agreement..............................................  $ 1,711,549
   AIG advances from the Fed Facility................................................    3,972,500
   Additional contribution...........................................................      350,300
                                                                                       -----------
       Total.........................................................................  $ 6,034,349
                                                                                       ===========
Cash funded to the collateral account by the Company:................................  $ 2,005,916
                                                                                       ===========
At December 31, 2008:
   Interest in ML II reported in fixed maturity securities, trading..................  $   274,733
                                                                                       ===========
   Undistributed Securities Lending Program assets, in short term investments........  $    76,640
                                                                                       ===========
   Receivable from affiliated Agent, in amounts due from related parties.............  $    67,015
                                                                                       ===========

In conjunction with the Securities Lending Program, the Company had a small number of securities subject to lending agreements with AIG International Inc., a subsidiary of AIG. All such loans were closed on or prior to December 12, 2008 in conjunction with the termination of the Securities Lending Program.

On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants (collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants recorded the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. On November 17, 2008, the Participants instructed the Agent to distribute assets from the Securities Lending Program collateral account having an aggregate fair value equal to the aggregate fair value of the unreturned lent securities on that date. The assets distributed in settlement of amounts owed by Lehman included corporate credit and other asset-backed securities, which were recorded by the Affected Participants in fixed maturity securities, available for sale. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and is reflected in other liabilities at December 31, 2008.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7. Deferred Policy Acquisitions Costs, Cost of Insurance Purchased and Deferred Sales Inducements

The following reflects deferred policy acquisition costs and cost of insurance purchased which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                                      2008        2007        2006
                                                   ----------  ----------  ----------
                                                             (In Thousands)
Balance at January 1.............................. $5,451,436  $4,877,000  $3,972,384
   Deferrals......................................    784,997     766,076     921,193
   Accretion of interest/amortization.............   (678,425)   (411,794)   (188,138)
   Effect of unrealized losses on securities......    280,506     178,945     150,677
   Effect of realized losses on securities........    687,051      41,209      20,884
   Increase due to foreign exchange...............      2,000          --          --
                                                   ----------  ----------  ----------
Balance at December 31............................ $6,527,565  $5,451,436  $4,877,000
                                                   ==========  ==========  ==========

The Company periodically unlocks FAS 97 assumptions as necessary in accordance with GAAP. Depending on the product, DAC, unearned revenue reserves ("URR") and reserves required by Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional and Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") can be affected. In 2008, DAC amortization increased $173.2 million to reflect an increase in projected surrenders and a decrease in market growth assumptions. Assumptions were also unlocked for the Company's participating business resulting in CIP amortization of $1.0 million.

A roll forward of the cost of insurance purchased for the years ended December 31 follows:

                                                          2008      2007      2006
                                                        --------  --------  --------
                                                               (In Thousands)
Balance at January 1................................... $358,443  $351,469  $335,899
   Deferrals...........................................       --       101        --
   Accretion of interest/amortization..................  (16,903)  (11,445)   (5,970)
   Effect of unrealized losses on securities...........   72,181    19,200    18,449
   Effect of realized (gains) losses on securities.....   37,411      (882)    3,091
                                                        --------  --------  --------
Balance at December 31................................. $451,132  $358,443  $351,469
                                                        ========  ========  ========

CIP amortization expected to be recorded in each of the next five years, from 2009 through 2013, is $15.8 million, $15.4 million, $15.9 million, $16.1 million, and $16.2 million, respectively.

Activity in deferred sales inducements for the years ended December 31 follows:

                                                          2008      2007      2006
                                                        --------  --------  -------
                                                               (In Thousands)
Balance at January 1................................... $127,115  $ 82,128  $46,960
   Deferrals...........................................   52,480    50,651   41,681
   Accretion of interest/amortization..................  (16,166)   (8,664)  (4,513)
   Effect of unrealized (gains) losses on securities...    9,000     2,000   (2,000)
   Effect of realized losses on securities.............   20,000     1,000       --
                                                        --------  --------  -------
Balance at December 31................................. $192,429  $127,115  $82,128
                                                        ========  ========  =======

During 2008, the Company continued to migrate certain blocks of reserves and deferred acquisition costs from various legacy valuation systems to a new valuation system, representing approximately $9.0 billion of reserves and

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

$1.1 billion of DAC as of December 31, 2008. During 2007 and 2006, the corresponding amounts were approximately $1.2 billion and $9.6 billion of reserves, as of December 31, 2007 and 2006 respectively, and $1.4 billion of DAC as of December 31, 2006. The 2008 conversion resulted in an decrease in GAAP reserves of $3.2 million and an increase in DAC of $0.8 million. The 2007 and 2006 conversions resulted in an increase in GAAP reserves of $1.0 million as of December 31, 2007 and increases in reserves and DAC of $154.5 million and $136.3 million, respectively, as of December 31, 2006.

8. Reserves for Guaranteed Benefits

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                       2008         2007
                                                   ------------ ------------
                                                       ($ In Thousands)
In the event of death (GMDB)......................
   Account value.................................. $ 38,067,170 $ 48,252,208
   Net amount at risk (a).........................    7,258,951    1,052,868
   Average attained age of contract holders.......           57           57
   Range of guaranteed minimum return rates.......  0.00%-4.50%  0.00%-3.00%
Annual withdrawals at specified date (GMWB)
   Account value.................................. $  1,930,000 $  1,157,000
   Net amount at risk (b).........................      483,000       30,000
   Weighted average period remaining until
     guaranteed payment...........................   19.7 years   19.6 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current value if all contract holders exercise the maximum withdrawal benefits at the same balance date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in future policy benefits on the consolidated balance sheet:

                                           2008      2007
                                         --------  -------
                                           (In Thousands)
Balance at January 1.................... $ 12,253  $ 5,338
Guaranteed benefits incurred............  238,748   12,900
Guaranteed benefits paid................   (9,975)  (5,986)
                                         --------  -------
Balance at December 31.................. $241,026  $12,252
                                         ========  =======

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2008 and 2007:

   . Data used was 1,000 stochastically generated investment performance scenarios.

   .   Mean investment performance assumption was 10%.

   .   Volatility assumption was 16%.

   .   Mortality was assumed to be 70% to 87.5% of the 1983a and Ult.M tables.

   . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 16%.

   .   The discount rate was 3% to 8%.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The guaranteed minimum withdrawal benefit rider that is available on equity indexed annuities was first offered in 2008. Because the rider has a waiting period of one year before charges are assessed and before the withdrawal option can be elected, no benefits have been paid and no reserves are being held.

9. Future Life Policy Benefits and Policyholder Contract Deposits

Substantially all of the Company's insurance and annuity liabilities relate to long-duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                       2008        2007
                                    ----------- -----------
                                        (In Thousands)
Future policy benefits:
   Ordinary life................... $ 5,910,126 $ 5,553,126
   Group life......................      52,476      54,118
   Life contingent group annuities.      68,887      74,666
   Life contingent annuities.......   7,477,483   6,560,572
   Terminal funding................     377,742     386,831
   Accident and health.............     237,142     264,776
                                    ----------- -----------
Total.............................. $14,123,856 $12,894,089
                                    =========== ===========
Policyholder contract deposits:
   Annuities....................... $37,702,123 $35,730,476
   Corporate-owned life insurance..     432,102     378,792
   Universal life..................   7,175,530   6,812,785
   Other contract deposits.........     147,738     173,061
                                    ----------- -----------
Total.............................. $45,457,493 $43,095,114
                                    =========== ===========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, reserves required by SOP 03-1. Equity indexed business is reserved according to FAS 133. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 2.0 percent to 10.75 percent. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 20.0 percent, grading to zero over a period of 0 to 15 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 or 4.0 percent, depending on policy form, and the weighted average rate credited in 2008 was 4.77 percent. The universal life policies, exclusive of corporate-owned life insurance business, have credited interest rates of 1.0 percent to 5.75 percent and guarantees ranging from 1.0 percent to 5.25 percent depending on the year of issue. Additionally, universal life policies are subject to surrender charges that amount to a maximum of 15.0 percent of the surrender value and grade to zero over a period not longer than 20 years.

The liability for future policy benefits has been established based upon the following assumptions. Interest rates (exclusive of immediate annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of
13.25 percent and grade to not

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

less than 1.25 percent. Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form.

10. Reinsurance

Reinsurance transactions for the years ended December 31, 2008, 2007 and 2006 were as follows:

                                                                                           Percentage
                                                                                           of Amount
                                               Ceded to Other  Assumed From       Net       Assumed
                                  Gross Amount   Companies    Other Companies    Amount      to Net
                                  ------------ -------------- --------------- ------------ ----------
                                                       (In Thousands)
December 31, 2008
Life insurance in force.......... $705,054,327  $137,546,791    $4,205,105    $571,712,641    0.74%
                                  ============  ============    ==========    ============
Premiums:
   Life insurance and annuities..    2,394,913       634,673        20,890       1,781,130    1.17%
   Accident and health insurance.       29,820        14,801        21,720          36,739   59.12%
                                  ------------  ------------    ----------    ------------
Total premiums................... $  2,424,733  $    649,474    $   42,610    $  1,817,869    2.34%
                                  ============  ============    ==========    ============
December 31, 2007
Life insurance in force.......... $651,189,526  $139,600,107    $3,208,711    $514,798,130    0.62%
                                  ============  ============    ==========    ============
Premiums:
   Life insurance and annuities..    2,252,430       595,173        14,651       1,671,908    0.88%
   Accident and health insurance.       29,418         8,045         9,959          31,332   31.79%
                                  ------------  ------------    ----------    ------------
Total premiums................... $  2,281,848  $    603,218    $   24,610    $  1,703,240    1.44%
                                  ============  ============    ==========    ============
December 31, 2006
Life insurance in force.......... $590,641,158  $140,500,654    $2,816,826    $452,957,330    0.62%
                                  ============  ============    ==========    ============
Premiums:
   Life insurance and annuities..    2,197,145       527,268        12,259       1,682,136    0.73%
   Accident and health insurance.       29,979         1,760           196          28,415    0.69%
                                  ------------  ------------    ----------    ------------
Total premiums................... $  2,227,124  $    529,028    $   12,455    $  1,710,551    0.73%
                                  ============  ============    ==========    ============

Reinsurance recoverable on paid losses was approximately $51.2 million, and $59.5 million, at December 31, 2008 and 2007, respectively. Reinsurance recoverable on unpaid losses was approximately $119.6 million, and $202.6 million at December 31, 2008 and 2007, respectively.

Total reinsurance recoverables are included in reinsurance receivables on the consolidated balance sheet.

The Company's reinsurance agreements do not relieve it from its direct obligation to its insured. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIG Life Insurance Company of Bermuda ("AIGB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

For the year ending December 31, 2007, the Company incorporated, a wholly owned subsidiary, Pine Vermont Reinsurance Company ("Pine Vermont") with a contribution of $250,000. On September 29, 2008, Pine Vermont

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

was dissolved and the capital contribution of $250,000 was returned to the Company. Pine Vermont was domiciled in Vermont.

11. Commitments and Contingencies

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had unfunded investment commitments totaling $1.12 billion of which $1.08 billion was committed to fund limited partnership investments. The company also had $39.7 million in commitments relating to mortgage loans and $4.4 million associated with bank loans at December 31, 2008.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2008 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

At December 31, 2008, future scheduled minimum lease payments, including an estimated U.S. dollar equivalent for lease payments denominated in Euros using an exchange rate in effect at December 31, 2008, to be received by Castle 1 Trust under operating leases for the year ended December 31 are as follows:

                                         (In Thousands)
                                         --------------
2009....................................    $ 97,026
2010....................................      79,631
2011....................................      66,877
2012....................................      48,816
2013....................................      20,469
Thereafter..............................       7,548
                                            --------
Total...................................    $320,367
                                            ========

Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was terminated on September 22, 2008, in connection with AIG's entry into an $85 billion revolving credit facility with the NY Fed. All amounts owing from AIG to the Company under the facility as of its termination date have been paid in full.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


AGL owns interests in certain limited liability companies ("LLCs") which invested in six coal synthetic fuel production facilities. The sale of coal synthetic fuel produced by these six facilities generated income tax credits. Since acquiring the facilities, AGL has recognized approximately $594 million of synfuel tax credits through December 31, 2007. By letters dated February 17, 2006, the IRS field agents have advised the LLCs that all six production facilities were placed in service before July 1, 1998 and that they will withdraw the 60-day letters issued to the LLCs.

The Company generated income tax credits as a result of investing in synthetic fuel under production. Tax credits generated from the production and sale of synthetic fuel under the Internal Revenue Code are subject to an annual phase-out provision that is based on the average wellhead price of domestic crude oil. The price range within which the tax credits are phased-out was originally established in 1980 and is adjusted annually for inflation. Depending on the price of domestic crude oil for a particular year, all or a portion of the tax credits generated in that year might be eliminated. The Company evaluated the production levels of its synthetic fuel production facilities in light of the risk of phase-out of the associated tax credits. As a result of fluctuating domestic crude oil prices, the Company evaluated and adjusted production levels when appropriate in light of this risk. The tax credits expired on December 31, 2007.

Prior to 2006, net premiums and losses retained by the Company, after retro-cessions to various quota share reinsurers, were 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). During 2006, the agreement with AGAC terminated and the retrocession was recaptured.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the SEC, the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company received permanent permission from the SEC in September 2007.

12. Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life Insurance Company.

The Company paid $0, $550.0 million and $200.0 million in dividends on common stock to AGC Life in 2008, 2007 and 2006, respectively. The Company also paid $0, $680,000 and $680,000 in dividends on preferred stock to AGC Life in 2008, 2007 and 2006, respectively. In addition, the Company paid a non-cash dividend of $7.5 million to the Parent Company during 2006.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Capital contributions received by the Company for the years ended December 31 were as follows:

                                                2008      2007     2006
                                             ---------- --------  -------
                                                    (In Thousands)
Cash from Parent............................ $  970,000 $     --  $    --
Contributions related to Securities Lending
Program (see Note 6)........................  6,034,348   35,000       --
                                             ---------- --------  -------
   Total cash contributions.................  7,004,348   35,000       --
Contributions of securities at fair value...  1,240,741       --       --
All other non cash contributions............         --  (15,490)  37,268
                                             ---------- --------  -------
   Total capital contributions.............. $8,245,089 $ 19,510  $37,268
                                             ========== ========  =======

The components of accumulated other comprehensive income (loss) at December 31 were as follows:

                                                               2008         2007        2006
                                                           -----------  -----------  ----------
                                                                      (In Thousands)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains................................. $ 1,351,010  $ 1,670,244  $1,749,080
   Gross unrealized losses................................  (3,833,966)  (2,558,600)   (520,239)
Net unrealized gains on other invested assets.............      69,562      239,402      76,468
Adjustments to DAC, CIP and deferred sales inducements....     337,006      (24,680)   (224,825)
FAS 158 Pension adjustment................................        (350)        (328)         --
Foreign currency translation adjustments..................       2,000           --          --
Deferred federal and state income tax expense (benefit)...     730,786      238,322    (380,906)
                                                           -----------  -----------  ----------
   Accumulated other comprehensive income (loss).......... $(1,343,952) $  (435,640) $  699,578
                                                           ===========  ===========  ==========

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2008, none of the net assets of the Company can be transferred in the form of dividends, loans, or advances to the Parent Company given the Company's negative unassigned surplus. All of the consolidated shareholder's equity is similarly restricted and cannot be transferred from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to AGC Life are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations not in excess of unassigned surplus.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


13. Federal Income Taxes

Income tax liabilities were as follows:

                                             December 31,
                                         --------------------
                                            2008       2007
                                         ---------  ---------
                                            (In Thousands)
Current tax liability................... $(225,467) $ (15,220)
Net deferred tax liabilities............   (94,811)  (712,559)
                                         ---------  ---------
   Income tax payable................... $(320,278) $(727,779)
                                         =========  =========

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax liabilities and assets at December 31 are as follows:

                                                                      2008         2007
                                                                  -----------  -----------
                                                                       (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs............................. $(2,064,606) $(1,615,479)
   Basis differential of investments.............................          --      (73,398)
   Net unrealized gains on debt and equity securities available
     for sale....................................................          --           --
   Capitalized EDP...............................................     (21,901)     (24,775)
   Prepaid expenses..............................................          --           --
   Other.........................................................     (17,680)          --
                                                                  -----------  -----------
Total deferred tax liabilities...................................  (2,104,187)  (1,713,652)
                                                                  -----------  -----------
Deferred tax assets applicable to:
   Basis differential of investments.............................   4,885,154           --
   Policy reserves...............................................     789,341      617,564
   Net unrealized losses on debt and equity securities available
     for sale....................................................     715,700      238,322
   Other.........................................................      19,385      145,207
                                                                  -----------  -----------
Total deferred tax assets before valuation allowance.............   6,409,580    1,001,093
Valuation allowance..............................................  (4,400,204)          --
                                                                  -----------  -----------
Net deferred tax liabilities..................................... $   (94,811) $  (712,559)
                                                                  ===========  ===========

The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                                     December 31,
                                                                  -----------------
                                                                    2008     2007
                                                                  -------  --------
                                                                    (In Thousands)
Gross unrecognized tax benefits at beginning of period........... $14,647  $ 57,367
   Agreed audit adjustments with taxing authorities included in
     opening balance.............................................      --     9,147
   Increases in tax positions for prior years....................   9,000     6,647
   Decreases in tax positions for prior years....................    (444)  (58,514)
                                                                  -------  --------
Gross unrecognized tax benefits at end of period................. $23,203  $ 14,647
                                                                  =======  ========

At December 31, 2008 and 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $23.2 million and $14.6 million, respectively. As of December 31, 2008 and 2007, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $21 million and $12 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2008 and December 31, 2008, the Company had accrued $10.5 million and $3.1 million, respectively, for the payment of interest and penalties. For the year ended December 31, 2008, the Company recognized $7.4 million of interest (net of federal benefit) and penalties in the statement of income (loss).

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                                      2008       2007      2006
                                                                  -----------  --------  --------
                                                                           (In Thousands)
Income tax at statutory percentage of pretax income.............. $(4,163,971) $352,042  $512,820
Deferred tax asset valuation allowance...........................   4,400,204        --        --
Non-conventional fuel source credits.............................          --   (58,164)  (89,803)
Dividends received deduction.....................................     (32,097)  (37,472)  (24,419)
Goodwill.........................................................      19,683        --        --
Prior year corrections...........................................     (10,518)  (22,721)    7,113
Other credits, taxes and settlements.............................       7,598     7,335   (13,403)
                                                                  -----------  --------  --------
Income tax expense............................................... $   220,899  $241,020  $392,308
                                                                  ===========  ========  ========

At December 31, 2008, the Company recorded a net deferred tax liability after valuation allowance of $94.8 million compared to a net deferred tax liability of $712.6 million at December 31, 2007. At December 31, 2008 the Company recorded a deferred tax asset valuation allowance of $4.40 billion to reduce net deferred tax assets to an amount the Company considered more likely than not (a likelihood of more than 50 percent) to be realized. Realization of the Company's net deferred tax asset depends on the ability of AIG and its subsidiaries to generate sufficient future taxable income of the appropriate character within carryforward periods of the jurisdictions in which the net capital losses were incurred.

As of December 31, 2008 the Company had a cumulative realized loss for financial accounting purposes in recent years. When making its assessment about the realization of its deferred tax assets at December 31, 2008, the Company considered all available evidence, including (i) the nature, frequency, and severity of current and cumulative financial reporting realized losses,
(ii) actions completed during 2008 designed to eliminate or limit a recurrence of the factors that contributed to the recent cumulative realized losses,
(iii) the carryforward periods for the net capital losses, (iv) the sources and timing of future taxable income, and (v) tax planning strategies that would be implemented, if necessary, to accelerate taxable amounts.

The Internal Revenue Service is currently examining the Company's tax returns for the taxable years 2001 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

liability, including interest, will not materially exceed amounts recorded in the financial statements. In addition, the Company's taxable years 2001-2008 remain subject to examination by major tax jurisdictions.

14. Related-Party Transactions

See Notes 1 and 6 for further information on AIG events and the Company's participation in the Securities Lending Program.

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The Company paid approximately $60.9 million, $60.6 million and $69.9 million for such services in 2008, 2007 and 2006, respectively. Accounts payable for such services at December 31, 2008 and 2007 were not material. The Company rents facilities and provides services on an allocated cost basis to various affiliates. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $286.5 million, $280.0 million and $354.8 million for such services and rent in 2008, 2007 and 2006, respectively. Accounts receivable for rent and services at December 31, 2008 and 2007 were not material.

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

American Home Assurance Company ("American Home"), an indirect wholly owned subsidiary of AIG, has terminated the General Guarantee Agreement dated
March 3, 2003 ("the Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will continue to cover the policies, contracts and certificates with a date of issuance earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products that were issued prior to the Point of Termination.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $480,000 at December 31, 2008 and $405,000 at December 31, 2007. The Company feels the probability of loss under this agreement is remote.

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which structured settlement claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise refused to meet its scheduled payment obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance ("the Department"). In early 2005, the Company discussed this Cut-through Agreement with the Department and a reserve was established under these contracts that would not exceed $300 million without the consent of the Department. Effective January 1, 2008, the Company and AIGC entered into an agreement to reinsure these obligations, which was approved by the Department on August 14, 2008. The Cut-through Agreement was incorporated into and made part of this reinsurance agreement.

On September 25, 2001, the Company invested $415.0 million in an adjustable rate Senior Promissory Note issued by AIG Life Holdings, Inc. ("AIGLH"), formerly American General Corporation ("AGC"), which matured on September 15, 2006. The Company recognized interest income on the note of $16.2 million during 2006. Upon maturity, the Company reinvested the $415.0 million in a 5.57% fixed rate Senior Promissory Note due September

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15, 2011, issued by AIGLH. The Company recognized interest income of $23.1 million, $23.1 million and $6.8 million on the note during 2008, 2007 and 2006, respectively.

On September 23, 2003, the Company purchased 68.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $182.3 million. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $464.5 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust, which mature on May 15, 2027. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 1 Trust is consolidated in the Company's financial statements.

In 2004, the Company purchased 38.7 percent of the non-voting preferred equity issued by Castle Trust 2003-2 ("Castle 2 Trust") for $116.6 million. The Company's investment in Castle 2 Trust preferred equity is reported within partnerships and other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust, are held by affiliates of the Company. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent. In 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On December 29, 2004, the Company purchased from an affiliate, Ambler Holding Corp., all of the Class D membership interests in Spicer Energy II LLC ("Spicer"), which owned three synthetic fuel production facilities. The Company reported this investment in partnerships and other invested assets on the consolidated balance sheet and applied the equity method of accounting, recording its proportionate share of Spicer's operating losses, and recognizing tax credits generated by the synthetic fuel production. The synthetic fuel tax credits available under the Internal Revenue Code expired as of December 31, 2007 and Spicer ceased operations at that time. At December 31, 2008 and 2007, the carrying value of the investment was zero.

On December 7, 2005, the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163.2 million. The Company recognized interest income on the Notes of $9.5 million, $9.4 million and $9.4 million during 2008, 2007 and 2006 respectively. Other affiliates of the Company are holders of the same class of securities.

On December 15, 2005, the Company acquired 5.02% Senior Promissory Notes due December 15, 2010, issued by AGC Life at a cost of $116.0 million. The Company recognized interest income on the Notes of $5.8 million, $5.8 million and $5.8 million during 2008, 2007 and 2006 respectively.

Effective May 31, 2006, ownership of American General Securities, Inc. ("AGSI") was transferred from American General Equity Services Corp., a wholly owned subsidiary of the Company, to AIG Advisor Group, Inc., an indirect wholly owned subsidiary of AIG, through a series of related party dividends and contributions within AIG-owned companies.

On September 25, 2006, the Company purchased 27 percent of an unaffiliated mortgage loan at its estimated fair market value of $8.8 million, from SunAmerica Life Insurance Company (an affiliate), which included a purchase premium of $0.5 million.

On September 28, 2007, the Company purchased two commercial real estate properties and partnership interests in another commercial real estate property from affiliated companies. The intent of the transactions was to consolidate and simplify the ownership structure of real estate located in the AIG office complex in Houston, Texas and occupied in part by AIG affiliates. The property interests were purchased with cash at market value, based upon independent third-party investment value appraisals of the buildings and land. The Company previously held a 1.91% interest in a partnership, 2929 Allen Parkway LP, whose assets consisted primarily of an office tower and land. The Company purchased all of the remaining interests in the partnership from affiliates. The Company dissolved the partnership and took direct ownership of the real estate on December 31, 2007.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


As of September 28, 2007, AIG Global Real Estate Investment Corp. (an affiliate), assumed $91.8 million of commercial mortgage loans from the Company. These mortgage loans had previously been unaffiliated.

15. Variable Interest Entities

FASB "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN 46R") provides the guidance for the determination of consolidation for certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity that is at risk which would allow the entity to finance its activities without additional subordinated financial support. FIN 46R recognizes that consolidation based on majority voting interest should not apply to these VIEs. A VIE is consolidated by its primary beneficiary, which is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

The Company primarily determines whether it is the primary beneficiary or a significant interest holder based on a qualitative assessment of the VIE. This includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's interests in the entity which either create or absorb variability. The Company evaluates the design of the VIE and the related risks the entity was designed to expose the variable interest holders to in evaluating consolidation. In limited cases, when it may be unclear from a qualitative standpoint if the Company is the primary beneficiary, the Company uses a quantitative analysis to calculate the probability weighted expected losses and probability weighted expected residual returns using cash flow modeling.

The Company's total off balance sheet exposure associated with VIEs was $71.7 million and $107.2 million at December 31, 2008 and 2007, respectively.

The following table presents the Company's total assets, total liabilities and off-balance sheet exposure associated with its significant variable interests in consolidated VIEs:

                                                             At December 31,
                                              --------------------------------------------------------------
                                                 VIE Assets      VIE Liabilities  Off-Balance Sheet Exposure
                                              ----------------- ----------------- --------------------------
                                                2008     2007     2008     2007   2008          2007
                                              -------- -------- -------- -------- ----          ----
                                                             (In Thousands)
Castle 1 Trust............................... $971,595 $969,371 $574,485 $615,321 $--           $--

The Company defines a variable interest as significant relative to the materiality of its interest in the VIE. The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, or (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by the Company generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company, except in limited circumstances when the Company has provided a guarantee to the VIE's interest holders.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents total assets of unconsolidated VIEs in which the Company holds a significant variable interest or is a sponsor that holds variable interest in a VIE, and the Company's maximum exposure to loss associated with these VIEs:

                                                 Maximum Exposure to Loss
                                              -------------------------------
                                              On-Balance Off-Balance
                                                Sheet       Sheet
                                              ---------- -----------
                                              Purchased
                                                 and     Commitments
                                   Total VIE   Retained      and
                                    Assets    Interests  Guarantees   Total
                                  ----------- ---------- ----------- --------
December 31, 2008................               (In Thousands)
Real estate and investment funds. $ 3,714,083  $398,333   $ 71,670   $470,003
CLOs/CDOs........................     719,592   164,596         --    164,596
Maiden Lane II...................  19,190,000   274,733         --    274,733
                                  -----------  --------   --------   --------
Total............................ $23,623,675  $837,662   $ 71,670   $909,332
                                  ===========  ========   ========   ========
December 31, 2007
Real estate and investment funds. $ 7,549,693  $618,067   $107,172   $725,239
CLOs/CDOs........................     332,557   193,382         --    193,382
                                  -----------  --------   --------   --------
Total............................ $ 7,882,250  $811,449   $107,172   $918,621
                                  ===========  ========   ========   ========

Balance Sheet Classification

The Company's interest in the assets and liabilities of consolidated and unconsolidated VIEs were classified on the Company's consolidated balance sheet as follows:

                                                           At December 31,
                                                 -------------------------------------
                                                 Consolidated VIEs Unconsolidated VIEs
                                                 ----------------- -------------------
                                                   2008     2007     2008      2007
                                                 -------- -------- --------  --------
Assets:.........................................           (In Thousands)
   Cash......................................... $107,282 $102,226 $     --  $     --
   Restricted cash..............................   48,701   20,025       --        --
   Available for sale securities................       --       --  164,596   193,382
   Trading securities (Maiden Lane II, in 2008).       --       --  274,733        --
   Aircraft.....................................  791,506  841,081       --        --
   Other invested assets........................   17,038       --  398,333   618,067
   Other asset accounts.........................    7,068    6,039       --        --
                                                 -------- -------- --------  --------
Total assets.................................... $971,595 $969,371 $837,662  $811,449
                                                 ======== ======== ========  ========
Liabilities:
   Other long-term debt......................... $462,306 $527,299 $     --  $     --
   Derivative liabilities.......................       --    7,999       --        --
   Other liabilities............................  112,179   80,023       --        --
                                                 -------- -------- --------  --------
Total liabiilties............................... $574,485 $615,321 $     --  $     --
                                                 ======== ======== ========  ========

Maiden Lane II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the NY Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Note 6 for details regarding the terms of the sale of the RMBS to ML II.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company enters into various arrangements with VIEs in the normal course of business. The Company is involved with VIEs primarily as passive investors in debt securities (rated and unrated) and equity interests issued by VIEs.

Real Estate and Investment Funds

The Company is an investor in various real estate investments, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIE's activities consist of the development or redevelopment of commercial and residential real estate. The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs.

CLOs/CDOs

The Company invests in collateralized debt obligations ("CDO") or collateralized loan obligations ("CLO"). In CDO and CLO transactions, a special purpose entity purchases a portfolio of assets such as bank loans, corporate debt, or non-performing credits and issues trust certificates or debt securities that represent interests in the portfolio of assets. These transactions can be cash-based or synthetic and are actively or passively managed.

Mortgage Backed Securities

The Company is a passive investor in mortgage backed securities primarily issued by domestic entities that are typically structured as a Qualifying Special Purpose Entity ("QSPE"). The Company does not sponsor or transfer assets to the entities and was not involved in the design of the entities; as such, the Company has not included these entities in the above table. As the non-sponsor and non-transferor, the Company does not have the information needed to conclusively verify that these entities are QSPEs. The Company's maximum exposure is limited to its investment in securities issued by these entities and is not the primary beneficiary of the overall entity activities. The fair value of the Company's investment in mortgage backed securities is disclosed in Note 3.

16.Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

17.Subsequent Events

During February 2009, the Company received a $720 million capital contribution from its immediate parent, AGC Life Insurance Company. The capital contribution received includes a $670 million pass through contribution payable to the Company's subsidiary, VALIC.

On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company may be a party to a proposed securitization transaction in the future.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

On April 17, 2009, AIG entered into an exchange agreement with the Treasury Department pursuant to which, among other things, the Treasury Department exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the Treasury Department in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the Treasury Department pursuant to which, among other things, AIG issued and sold to the Treasury Department 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the Treasury Department has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as
(i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the Treasury Department in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the Treasury Department provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the Treasury Department, in its sole discretion, under the terms of such financial assistance.

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the Treasury Department, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management believes this could have a material effect upon the Company and its operations.

[LOGO] American General Life Companies

                                                               Variable Annuity
                                                             Separate Account D

                                                                           2008

                                                                  Annual Report

                                                              December 31, 2008

                                        American General Life Insurance Company

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                     PRICEWATERHOUSECOOPERS LLP
                                                     1201 LOUISIANA
                                                     SUITE 2900
                                                     HOUSTON TX 77002-5678
                                                     TELEPHONE (713) 356 4000
                                                     FACSIMILE (713) 356 4717

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account D (the "Separate Account") at December 31, 2008, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2008 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 29, 2009

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS
DECEMBER 31, 2008

                                                         Due from (to)                                     NET ASSETS
                                                           American                Contract   Contract   ATTRIBUTABLE TO
                                           Investment    General Life              owners -   owners -      CONTRACT
                                         securities - at   Insurance               annuity  accumulation      OWNER
Divisions                                  fair value       Company    NET ASSETS  reserves   reserves      RESERVES
---------------------------------------- --------------- ------------- ----------- -------- ------------ ---------------
AIG Retirement Company I Blue Chip
  Growth Fund                              $    77,456        $--      $    77,456   $ --   $    77,456    $    77,456
AIG Retirement Company I Core Value Fund        34,092         (1)          34,091     --        34,091         34,091
AIG Retirement Company I Health
  Sciences Fund                                 68,204         --           68,204     --        68,204         68,204
AIG Retirement Company I International
  Equities Fund                                274,756         (1)         274,755     --       274,755        274,755
AIG Retirement Company I Mid Cap Index
  Fund                                       1,220,138         --        1,220,138     --     1,220,138      1,220,138
AIG Retirement Company I Money Market I
  Fund                                       6,872,828         --        6,872,828     --     6,872,828      6,872,828
AIG Retirement Company I Nasdaq-100
  Index Fund                                   112,548         --          112,548     --       112,548        112,548
AIG Retirement Company I Science &
  Technology Fund                               88,255         --           88,255     --        88,255         88,255
AIG Retirement Company I Small Cap
  Index Fund                                   237,927         --          237,927     --       237,927        237,927
AIG Retirement Company I Social
  Awareness Fund                                 1,984         (1)           1,983     --         1,983          1,983
AIG Retirement Company I Stock Index
  Fund                                       1,578,186         --        1,578,186     --     1,578,186      1,578,186
AIM V.I. Core Equity Fund - Series I         1,307,043         --        1,307,043     --     1,307,043      1,307,043
AIM V.I. International Growth Fund -
  Series I                                     516,881         (1)         516,880     --       516,880        516,880
American Century VP Value Fund - Class I       513,981         --          513,981     --       513,981        513,981
Credit Suisse Small Cap Core I Portfolio       103,356         --          103,356     --       103,356        103,356
Dreyfus IP MidCap Stock Portfolio -
  Initial Shares                               178,879         --          178,879     --       178,879        178,879
The Dreyfus Socially Responsible Growth
  Fund, Inc. - Initial Shares                  438,602         (1)         438,601     --       438,601        438,601
Dreyfus VIF Developing Leaders
  Portfolio - Initial Shares                   560,561         --          560,561     --       560,561        560,561
Dreyfus VIF Quality Bond Portfolio -
  Initial Shares                             1,493,737         --        1,493,737     --     1,493,737      1,493,737
Evergreen VA High Income Fund - Class 1      4,427,678         --        4,427,678     --     4,427,678      4,427,678
Fidelity VIP Asset Manager Portfolio -
  Initial Class                                104,886         --          104,886     --       104,886        104,886
Fidelity VIP Asset Manager Portfolio -
  Service Class 2                              167,617         --          167,617     --       167,617        167,617
Fidelity VIP Contrafund Portfolio -
  Service Class 2                              719,632         --          719,632     --       719,632        719,632
Fidelity VIP Equity-Income Portfolio -
  Service Class 2                              630,934         --          630,934     --       630,934        630,934
Fidelity VIP Growth Portfolio - Service
  Class 2                                      396,830         --          396,830     --       396,830        396,830
Fidelity VIP Index 500 Portfolio -
  Initial Class                                 28,899         --           28,899     --        28,899         28,899
Fidelity VIP Overseas Portfolio -
  Initial Class                                 23,990         --           23,990     --        23,990         23,990
Franklin Templeton Templeton Foreign
  Securities Fund - Class 2                    269,398         --          269,398     --       269,398        269,398
Franklin Templeton Templeton Global
  Asset Allocation Fund - Class 2              309,489         --          309,489     --       309,489        309,489
Goldman Sachs VIT Capital Growth Fund -
  Institutional Shares                          32,327         (1)          32,326     --        32,326         32,326
Janus Aspen International Growth
  Portfolio - Service Shares                   206,303         --          206,303     --       206,303        206,303
Janus Aspen Mid Cap Growth Portfolio -
  Service Shares                               210,872          1          210,873     --       210,873        210,873
Janus Aspen Worldwide Growth Portfolio
  - Service Shares                              90,899         (1)          90,898     --        90,898         90,898
JPMorgan Small Company Portfolio               117,599         --          117,599     --       117,599        117,599
MFS VIT Core Equity Series - Initial
  Class                                        249,126         --          249,126     --       249,126        249,126
MFS VIT Growth Series - Initial Class          843,339         --          843,339     --       843,339        843,339
MFS VIT New Discovery Series - Initial
  Class                                        105,010         --          105,010     --       105,010        105,010
MFS VIT Research Series - Initial Class        137,185         --          137,185     --       137,185        137,185
Neuberger Berman AMT Balanced Portfolio
  - Class I                                      6,521         --            6,521     --         6,521          6,521
Neuberger Berman AMT Mid-Cap Growth
  Portfolio - Class I                          146,617         --          146,617     --       146,617        146,617
PIMCO VIT Real Return Portfolio -
  Administrative Class                         892,325         --          892,325     --       892,325        892,325
PIMCO VIT Short-Term Portfolio -
  Administrative Class                         289,625         (1)         289,624     --       289,624        289,624
PIMCO VIT Total Return Portfolio -
  Administrative Class                         984,514         --          984,514     --       984,514        984,514
Pioneer Fund VCT Portfolio - Class I           248,211         (1)         248,210     --       248,210        248,210
Pioneer Growth Opportunities VCT
  Portfolio - Class I                          398,100          1          398,101     --       398,101        398,101
Principal Diversified International
  Account                                    3,094,348         --        3,094,348    368     3,093,980      3,094,348
Principal Equity Income Account I            6,155,459         --        6,155,459     --     6,155,459      6,155,459
Principal Growth Account                    11,284,500         --       11,284,500    397    11,284,103     11,284,500
Principal Income Account                     7,001,344         --        7,001,344    579     7,000,765      7,001,344
Principal LargeCap Blend Account             8,718,464         --        8,718,464     --     8,718,464      8,718,464

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
DECEMBER 31, 2008

                                                         Due from (to)
                                                           American                Contract   Contract     NET ASSETS
                                           Investment    General Life              owners -   owners -   ATTRIBUTABLE TO
                                         securities - at   Insurance               annuity  accumulation CONTRACT OWNER
Divisions                                  fair value       Company    NET ASSETS  reserves   reserves      RESERVES
---------------------------------------- --------------- ------------- ----------- -------- ------------ ---------------
Principal MidCap Stock Account             $ 1,354,879      $    1     $ 1,354,880 $     -- $ 1,354,880    $ 1,354,880
Principal Money Market Account               6,076,634       2,651       6,079,285       --   6,079,285      6,079,285
Principal Mortgage Securities Account        6,363,593          --       6,363,593      721   6,362,872      6,363,593
Principal SAM Balanced Portfolio            57,409,165          --      57,409,165   42,475  57,366,690     57,409,165
Principal SAM Conservative Balanced
  Portfolio                                  3,199,113          --       3,199,113       --   3,199,113      3,199,113
Principal SAM Conservative Growth
  Portfolio                                 39,015,361          --      39,015,361       --  39,015,361     39,015,361
Principal SAM Flexible Income Portfolio     10,047,634          (1)     10,047,633       --  10,047,633     10,047,633
Principal SAM Strategic Growth Portfolio    12,071,632          --      12,071,632       --  12,071,632     12,071,632
Principal Short-Term Income Account          2,751,685          --       2,751,685       --   2,751,685      2,751,685
Principal SmallCap Growth Account            2,967,640           1       2,967,641      242   2,967,399      2,967,641
Principal West Coast Equity Account          5,236,736          (1)      5,236,735       --   5,236,735      5,236,735
Putnam VT Growth and Income Fund -
  Class IB                                     566,375          --         566,375       --     566,375        566,375
Putnam VT International Growth and
  Income Fund - Class IB                       191,473          --         191,473       --     191,473        191,473
Royce Small-Cap Portfolio                    1,247,290          --       1,247,290       --   1,247,290      1,247,290
UIF Capital Growth Portfolio - Class I
  Shares                                     2,201,009           1       2,201,010       --   2,201,010      2,201,010
UIF Core Plus Fixed Income Portfolio -
  Class I Shares                             1,101,802          (1)      1,101,801       --   1,101,801      1,101,801
UIF Emerging Markets Equity Portfolio -
  Class I Shares                               906,099          --         906,099       --     906,099        906,099
UIF Global Value Equity Portfolio -
  Class I Shares                             1,816,817          --       1,816,817       --   1,816,817      1,816,817
UIF High Yield Portfolio - Class I
  Shares                                     1,284,056          --       1,284,056       --   1,284,056      1,284,056
UIF International Magnum Portfolio -
  Class I Shares                             1,179,182          --       1,179,182       --   1,179,182      1,179,182
UIF U.S. Mid Cap Value Portfolio -
  Class I Shares                             4,212,539          --       4,212,539       --   4,212,539      4,212,539
UIF U.S. Real Estate Portfolio - Class
  I Shares                                   1,137,301          (1)      1,137,300       --   1,137,300      1,137,300
UIF Value Portfolio - Class I Shares         2,793,414          --       2,793,414       --   2,793,414      2,793,414
Van Kampen Comstock Fund                     2,743,917          --       2,743,917   26,954   2,716,963      2,743,917
Van Kampen Corporate Bond Fund                 106,739          --         106,739       --     106,739        106,739
Van Kampen High Yield Fund                   2,769,969           1       2,769,970       --   2,769,970      2,769,970
Van Kampen LIT Capital Growth Portfolio
  - Class I                                  3,625,498          (1)      3,625,497  307,638   3,317,859      3,625,497
Van Kampen LIT Enterprise Portfolio -
  Class I                                    6,004,551          (1)      6,004,550       --   6,004,550      6,004,550
Van Kampen LIT Government Portfolio -
  Class I                                    4,051,619          (1)      4,051,618   22,768   4,028,850      4,051,618
Van Kampen LIT Growth and Income
  Portfolio - Class I                       14,304,213          (1)     14,304,212       --  14,304,212     14,304,212
Van Kampen LIT Money Market Portfolio -
  Class I                                    3,269,200           1       3,269,201   14,634   3,254,567      3,269,201
Van Kampen Reserve Fund                        236,472          --         236,472   16,006     220,466        236,472
WM VT Growth & Income Fund                          --          --              --       --          --             --
WM VT Growth Fund                                   --          --              --       --          --             --
WM VT International Growth Fund                     --          --              --       --          --             --
WM VT Money Market Fund                             --          --              --       --          --             --
WM VT Small Cap Growth Fund                         --          --              --       --          --             --

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                        A           B          A+B=C         D             E             F           C+D+E+F
                                              Mortality and                 Net                    Net change in     INCREASE
                                    Dividends  expense risk     NET      realized    Capital gain    unrealized   (DECREASE) IN
                                      from         and       INVESTMENT gain (loss)  distributions  appreciation    NET ASSETS
                                     mutual   administrative   INCOME       on        from mutual  (depreciation) RESULTING FROM
Divisions                             funds      charges       (LOSS)   investments      funds     of investments   OPERATIONS
----------------------------------- --------- -------------- ---------- -----------  ------------- -------------- --------------
AIG Retirement Company I Blue Chip
  Growth Fund                       $    147    $    (445)   $    (298) $        10   $       72    $    (58,523)  $    (58,739)
AIG Retirement Company I Core
  Value Fund                           1,150         (178)         972          (19)       2,187         (21,892)       (18,752)
AIG Retirement Company I Health
  Sciences Fund                           --         (338)        (338)         (16)       7,693         (36,378)       (29,039)
AIG Retirement Company I
  International Equities Fund         12,631       (4,654)       7,977       (9,824)      43,018        (282,839)      (241,668)
AIG Retirement Company I Mid Cap
  Index Fund                          22,677      (28,093)      (5,416)     175,077      160,760      (1,240,453)      (910,032)
AIG Retirement Company I Money
  Market I Fund                      170,967      (49,929)     121,038           --           --              --        121,038
AIG Retirement Company I
  Nasdaq-100 Index Fund                  398       (2,667)      (2,269)         640        1,841        (112,840)      (112,628)
AIG Retirement Company I Science &
  Technology Fund                         --       (2,264)      (2,264)      22,874           --        (120,783)      (100,173)
AIG Retirement Company I Small Cap
  Index Fund                           5,381       (5,108)         273      (24,652)      22,405        (148,199)      (150,173)
AIG Retirement Company I Social
  Awareness Fund                          64          (43)          21          (23)         227          (1,600)        (1,375)
AIG Retirement Company I Stock
  Index Fund                          49,417      (32,208)      17,209       89,060      222,673      (1,510,059)    (1,181,117)
AIM V.I. Core Equity Fund - Series
  I                                   38,078      (28,900)       9,178       52,007           --        (756,784)      (695,599)
AIM V.I. International Growth Fund
  - Series I                           4,042      (12,241)      (8,199)     222,883        9,775        (664,064)      (439,605)
American Century VP Value Fund -
  Class I                             25,905      (11,639)      14,266     (220,684)     137,529        (193,256)      (262,145)
Credit Suisse Small Cap Core I
  Portfolio                              119       (2,103)      (1,984)      (3,424)          --         (59,657)       (65,065)
Dreyfus IP MidCap Stock Portfolio
  - Initial Shares                     3,235       (4,470)      (1,235)     (88,006)      52,386        (112,938)      (149,793)
The Dreyfus Socially Responsible
  Growth Fund, Inc. - Initial
  Shares                               5,223       (8,767)      (3,544)     (21,284)          --        (241,294)      (266,122)
Dreyfus VIF Developing Leaders
  Portfolio - Initial Shares           9,718      (13,071)      (3,353)    (149,464)      58,227        (317,928)      (412,518)
Dreyfus VIF Quality Bond Portfolio
  - Initial Shares                    98,036      (26,630)      71,406      (96,957)          --         (76,352)      (101,903)
Evergreen VA High Income Fund -
  Class 1                            584,005      (21,971)     562,034       (4,782)          --      (2,112,320)    (1,555,068)
Fidelity VIP Asset Manager
  Portfolio - Initial Class            3,634       (2,084)       1,550         (131)      13,606         (59,621)       (44,596)
Fidelity VIP Asset Manager
  Portfolio - Service Class 2          5,311       (3,643)       1,668        2,654       32,448        (120,427)       (83,657)
Fidelity VIP Contrafund Portfolio
  - Service Class 2                    8,621      (19,177)     (10,556)    (139,480)      55,598        (639,805)      (734,243)
Fidelity VIP Equity-Income
  Portfolio - Service Class 2         21,600      (17,314)       4,286      (43,675)       1,735        (582,411)      (620,065)
Fidelity VIP Growth Portfolio -
  Service Class 2                      3,630      (13,002)      (9,372)     104,553           --        (669,881)      (574,700)
Fidelity VIP Index 500 Portfolio -
  Initial Class                          868         (609)         259          107          427         (18,579)       (17,786)
Fidelity VIP Overseas Portfolio -
  Initial Class                          936         (543)         393           63        4,304         (24,299)       (19,539)
Franklin Templeton Templeton
  Foreign Securities Fund - Class 2   11,355       (6,519)       4,836       75,162       46,472        (359,396)      (232,926)
Franklin Templeton Templeton
  Global Asset Allocation Fund -
  Class 2                             54,044       (6,956)      47,088     (235,066)      67,609         (17,921)      (138,290)
Goldman Sachs VIT Capital Growth
  Fund - Institutional Shares             61         (724)        (663)       2,588           --         (29,984)       (28,059)
Janus Aspen International Growth
  Portfolio - Service Shares          10,513       (5,688)       4,825       95,181       56,350        (414,908)      (258,552)
Janus Aspen Mid Cap Growth
  Portfolio - Service Shares             210       (4,903)      (4,693)      63,829       20,562        (259,999)      (180,301)
Janus Aspen Worldwide Growth
  Portfolio - Service Shares           1,479       (2,328)        (849)       7,835           --        (101,857)       (94,871)
JPMorgan Small Company Portfolio         318       (2,283)      (1,965)     (10,079)      17,912         (69,025)       (63,157)
MFS VIT Core Equity Series -
  Initial Class                        3,938       (6,426)      (2,488)      66,158           --        (276,433)      (212,763)
MFS VIT Growth Series - Initial
  Class                                3,663      (20,455)     (16,792)     144,983           --        (768,036)      (639,845)
MFS VIT New Discovery Series -
  Initial Class                           --       (2,752)      (2,752)      16,778       43,672        (147,032)       (89,334)
MFS VIT Research Series - Initial
  Class                                1,613       (3,644)      (2,031)      87,775           --        (190,018)      (104,274)
Neuberger Berman AMT Balanced
  Portfolio - Class I                    345         (141)         204           21           --          (4,590)        (4,365)
Neuberger Berman AMT Mid-Cap
  Growth Portfolio - Class I              --       (3,667)      (3,667)      27,909           --        (170,451)      (146,209)
PIMCO VIT Real Return Portfolio -
  Administrative Class                41,593      (15,829)      25,764      (14,302)       1,396         (96,804)       (83,946)
PIMCO VIT Short-Term Portfolio -
  Administrative Class                13,260       (4,855)       8,405       (3,081)          --         (10,167)        (4,843)
PIMCO VIT Total Return Portfolio -
  Administrative Class                62,448      (18,764)      43,684       31,725       18,638         (29,701)        64,346
Pioneer Fund VCT Portfolio - Class
  I                                    7,667       (6,060)       1,607       21,857       17,944        (212,146)      (170,738)
Pioneer Growth Opportunities VCT
  Portfolio - Class I                     --       (9,065)      (9,065)     (97,872)      61,105        (245,176)      (291,008)
Principal Diversified
  International Account               98,958      (78,959)      19,999     (737,110)   1,305,692      (3,877,279)    (3,288,698)
Principal Equity Income Account I    336,360     (180,860)     155,500      373,723    1,005,463      (6,680,482)    (5,145,796)
Principal Growth Account             105,911     (285,790)    (179,879)     (77,931)          --     (10,359,272)   (10,617,082)
Principal Income Account             797,709     (142,341)     655,368     (388,005)      14,596        (781,970)      (500,011)
Principal LargeCap Blend Account     232,825     (224,757)       8,068   (5,141,255)   7,240,784      (8,653,288)    (6,545,691)

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2008

                                    A            B          A+B=C          D             E             F           C+D+E+F
                                           Mortality and                  Net                    Net change in     INCREASE
                                Dividends   expense risk     NET       realized    Capital gain    unrealized   (DECREASE) IN
                                  from          and       INVESTMENT  gain (loss)  distributions  appreciation    NET ASSETS
                                 mutual    administrative   INCOME        on        from mutual  (depreciation) RESULTING FROM
Divisions                         funds       charges       (LOSS)    investments      funds     of investments   OPERATIONS
------------------------------- ---------- -------------- ----------  -----------  ------------- -------------- --------------
Principal MidCap Stock
  Account                       $   44,566  $   (36,974)  $    7,592  $  (730,892)  $   699,494   $   (817,738)  $   (841,544)
Principal Money Market
  Account                          180,232      (98,832)      81,400           --            --             --         81,400
Principal Mortgage Securities
  Account                          560,990     (120,353)     440,637     (153,846)           --        (20,318)       266,473
Principal SAM Balanced
  Portfolio                      4,292,605   (1,414,866)   2,877,739    6,978,049    13,336,719    (52,254,258)   (29,061,751)
Principal SAM Conservative
  Balanced Portfolio               207,537      (72,673)     134,864      (19,592)      370,961     (1,608,081)    (1,121,848)
Principal SAM Conservative
  Growth Portfolio               2,744,873     (962,803)   1,782,070    4,221,232     7,297,607    (39,376,285)   (26,075,376)
Principal SAM Flexible
  Income Portfolio               1,260,133     (246,254)   1,013,879     (316,980)    1,678,207     (4,915,076)    (2,539,970)
Principal SAM Strategic
  Growth Portfolio                 872,850     (314,512)     558,338      752,405     3,796,371    (14,930,936)    (9,823,822)
Principal Short-Term Income
  Account                          112,214      (49,004)      63,210      (35,277)           --        (70,467)       (42,534)
Principal SmallCap Growth
  Account                               --      (68,405)     (68,405)    (258,872)           --     (2,128,574)    (2,455,851)
Principal West Coast Equity
  Account                          121,417     (142,449)     (21,032)   1,713,400     1,109,102     (6,565,372)    (3,763,902)
Putnam VT Growth and
  Income Fund - Class IB            22,867      (13,114)       9,753      (65,410)      196,618       (602,737)      (461,776)
Putnam VT International
  Growth and Income Fund -
  Class IB                           6,591       (4,756)       1,835      (13,083)       73,042       (268,914)      (207,120)
Royce Small-Cap Portfolio           10,131       (6,518)       3,613        4,092       130,245       (616,062)      (478,112)
UIF Capital Growth Portfolio -
  Class I Shares                     8,683      (60,286)     (51,603)    (300,742)           --     (2,243,935)    (2,596,280)
UIF Core Plus Fixed Income
  Portfolio - Class I Shares        71,315      (22,136)      49,179      (78,387)           --       (178,739)      (207,947)
UIF Emerging Markets Equity
  Portfolio - Class I Shares            --      (26,991)     (26,991)     269,223       595,617     (2,290,183)    (1,452,334)
UIF Global Value Equity
  Portfolio - Class I Shares        76,451      (40,477)      35,974     (152,910)      864,032     (2,185,969)    (1,438,873)
UIF High Yield Portfolio -
  Class I Shares                   172,542      (25,707)     146,835      (74,284)           --       (498,506)      (425,955)
UIF International Magnum
  Portfolio - Class I Shares        65,886      (28,341)      37,545     (105,064)      257,397     (1,302,363)    (1,112,485)
UIF U.S. Mid Cap Value
  Portfolio - Class I Shares        53,595      (87,827)     (34,232)    (405,522)    1,955,665     (4,641,225)    (3,125,314)
UIF U.S. Real Estate Portfolio
  - Class I Shares                  71,615      (28,738)      42,877       18,874       785,431     (1,617,124)      (769,942)
UIF Value Portfolio - Class I
  Shares                           158,195      (64,540)      93,655     (445,927)      796,763     (2,357,701)    (1,913,210)
Van Kampen Comstock Fund            86,569      (30,720)      55,849      (37,213)       44,578     (1,771,922)    (1,708,708)
Van Kampen Corporate Bond
  Fund                               7,203       (1,028)       6,175       (4,035)           --        (15,899)       (13,759)
Van Kampen High Yield Fund         298,626      (27,313)     271,313     (371,304)           --       (820,668)      (920,659)
Van Kampen LIT Capital
  Growth Portfolio - Class I        35,119      (91,067)     (55,948)  (1,281,227)           --     (2,583,642)    (3,920,817)
Van Kampen LIT Enterprise
  Portfolio - Class I              101,892     (124,062)     (22,170)    (976,364)           --     (4,021,864)    (5,020,398)
Van Kampen LIT Government
  Portfolio - Class I              229,914      (61,497)     168,417     (106,945)           --        (68,992)        (7,520)
Van Kampen LIT Growth and
  Income Portfolio - Class I       489,802     (300,874)     188,928      424,405       822,168     (9,571,158)    (8,135,657)
Van Kampen LIT Money
  Market Portfolio - Class I        71,319      (44,324)      26,995           --            --             --         26,995
Van Kampen Reserve Fund              4,325       (1,788)       2,537           --            --             --          2,537
WM VT Growth & Income
  Fund                                  --           --           --           --            --             --             --
WM VT Growth Fund                       --           --           --           --            --             --             --
WM VT International Growth
  Fund                                  --           --           --           --            --             --             --
WM VT Money Market Fund                 --           --           --           --            --             --             --
WM VT Small Cap Growth
  Fund                                  --           --           --           --            --             --             --

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                           Divisions
                                                                  -----------------------------------------------------------
                                                                  AIG Retirement                AIG Retirement  AIG Retirement
                                                                  Company I Blue AIG Retirement    Company I      Company I
                                                                   Chip Growth   Company I Core Health Sciences International
                                                                       Fund        Value Fund        Fund       Equities Fund
                                                                  -------------- -------------- --------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
  Net investment income (loss)                                       $   (298)      $    972       $   (338)      $   7,977
  Net realized gain (loss) on investments                                  10            (19)           (16)         (9,824)
  Capital gain distributions from mutual funds                             72          2,187          7,693          43,018
  Net change in unrealized appreciation (depreciation) of
   investments                                                        (58,523)       (21,892)       (36,378)       (282,839)
                                                                     --------       --------       --------       ---------
Increase (decrease) in net assets resulting from operations           (58,739)       (18,752)       (29,039)       (241,668)
                                                                     --------       --------       --------       ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                           --             --             --              --
  Net transfers from (to) other Divisions or fixed rate option              4             --              1          21,141
  Mortality reserve transfers                                              --             --             --              --
  Contract withdrawals                                                     --             --             --        (105,085)
  Death benefits                                                           --             --             --              --
  Annuity benefits                                                         --             --             --              --
                                                                     --------       --------       --------       ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                              4             --              1         (83,944)
                                                                     --------       --------       --------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               (58,735)       (18,752)       (29,038)       (325,612)
NET ASSETS:
  Beginning of year                                                   136,191         52,843         97,242         600,367
                                                                     --------       --------       --------       ---------
  End of year                                                        $ 77,456       $ 34,091       $ 68,204       $ 274,755
                                                                     ========       ========       ========       =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
  Net investment income (loss)                                       $   (182)      $    738       $   (303)      $   5,231
  Net realized gain (loss) on investments                               3,545          1,741             35         138,150
  Capital gain distributions from mutual funds                            490          1,817          8,220          11,762
  Net change in unrealized appreciation (depreciation) of
   investments                                                          9,706         (4,617)         4,567         (98,802)
                                                                     --------       --------       --------       ---------
Increase (decrease) in net assets resulting from operations            13,559           (321)        12,519          56,341
                                                                     --------       --------       --------       ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                           --             --             --           5,400
  Net transfers from (to) other Divisions or fixed rate option         23,340           (131)        23,871         (82,846)
  Mortality reserve transfers                                              --             --             --              --
  Contract withdrawals                                                     --             --             --        (204,174)
  Death benefits                                                           --             --             --              --
  Annuity benefits                                                         --             --             --              --
                                                                     --------       --------       --------       ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                         23,340           (131)        23,871        (281,620)
                                                                     --------       --------       --------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                36,899           (452)        36,390        (225,279)
NET ASSETS:
  Beginning of year                                                    99,292         53,295         60,852         825,646
                                                                     --------       --------       --------       ---------
  End of year                                                        $136,191       $ 52,843       $ 97,242       $ 600,367
                                                                     ========       ========       ========       =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                           Divisions
                                                                  -----------------------------------------------------------
                                                                                 AIG Retirement AIG Retirement AIG Retirement
                                                                  AIG Retirement   Company I      Company I       Company I
                                                                  Company I Mid  Money Market I   Nasdaq-100      Science &
                                                                  Cap Index Fund      Fund        Index Fund   Technology Fund
                                                                  -------------- -------------- -------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
  Net investment income (loss)                                     $    (5,416)   $   121,038     $  (2,269)      $  (2,264)
  Net realized gain (loss) on investments                              175,077             --           640          22,874
  Capital gain distributions from mutual funds                         160,760             --         1,841              --
  Net change in unrealized appreciation (depreciation) of
   investments                                                      (1,240,453)            --      (112,840)       (120,783)
                                                                   -----------    -----------     ---------       ---------
Increase (decrease) in net assets resulting from operations           (910,032)       121,038      (112,628)       (100,173)
                                                                   -----------    -----------     ---------       ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                           780             35            --              --
  Net transfers from (to) other Divisions or fixed rate option        (117,430)       565,314       (62,987)        (49,103)
  Mortality reserve transfers                                               --             --            --              --
  Contract withdrawals                                                (832,872)    (1,310,432)      (38,076)        (27,609)
  Death benefits                                                       (58,887)       (61,298)      (24,613)        (19,215)
  Annuity benefits                                                          --             --            --              --
                                                                   -----------    -----------     ---------       ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (1,008,409)      (806,381)     (125,676)        (95,927)
                                                                   -----------    -----------     ---------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (1,918,441)      (685,343)     (238,304)       (196,100)
NET ASSETS:
  Beginning of year                                                  3,138,579      7,558,171       350,852         284,355
                                                                   -----------    -----------     ---------       ---------
  End of year                                                      $ 1,220,138    $ 6,872,828     $ 112,548       $  88,255
                                                                   ===========    ===========     =========       =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
  Net investment income (loss)                                     $   (12,365)   $   306,967     $  (4,252)      $  (3,700)
  Net realized gain (loss) on investments                              561,533             --        51,163          63,543
  Capital gain distributions from mutual funds                         207,933             --            --              --
  Net change in unrealized appreciation (depreciation) of
   investments                                                        (473,409)            --         2,455         (20,748)
                                                                   -----------    -----------     ---------       ---------
Increase (decrease) in net assets resulting from operations            283,692        306,967        49,366          39,095
                                                                   -----------    -----------     ---------       ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                         4,064          2,795            --              25
  Net transfers from (to) other Divisions or fixed rate option        (143,385)       337,214        52,003         113,797
  Mortality reserve transfers                                               --             --            --              --
  Contract withdrawals                                              (1,282,600)      (907,689)     (116,868)       (162,659)
  Death benefits                                                       (83,233)            --            --              --
  Annuity benefits                                                          --             --            --              --
                                                                   -----------    -----------     ---------       ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (1,505,154)      (567,680)      (64,865)        (48,837)
                                                                   -----------    -----------     ---------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (1,221,462)      (260,713)      (15,499)         (9,742)
NET ASSETS:
  Beginning of year                                                  4,360,041      7,818,884       366,351         294,097
                                                                   -----------    -----------     ---------       ---------
  End of year                                                      $ 3,138,579    $ 7,558,171     $ 350,852       $ 284,355
                                                                   ===========    ===========     =========       =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                           Divisions
                                                                  -----------------------------------------------------------
                                                                  AIG Retirement  AIG Retirement
                                                                     Company I      Company I    AIG Retirement  AIM V.I. Core
                                                                  Small Cap Index     Social     Company I Stock Equity Fund -
                                                                       Fund       Awareness Fund   Index Fund      Series I
                                                                  --------------- -------------- --------------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
  Net investment income (loss)                                       $     273       $    21       $    17,209    $     9,178
  Net realized gain (loss) on investments                              (24,652)          (23)           89,060         52,007
  Capital gain distributions from mutual funds                          22,405           227           222,673             --
  Net change in unrealized appreciation (depreciation) of
   investments                                                        (148,199)       (1,600)       (1,510,059)      (756,784)
                                                                     ---------       -------       -----------    -----------
Increase (decrease) in net assets resulting from operations           (150,173)       (1,375)       (1,181,117)      (695,599)
                                                                     ---------       -------       -----------    -----------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                            --            --             4,030             45
  Net transfers from (to) other Divisions or fixed rate option          22,503             1          (198,687)       (20,729)
  Mortality reserve transfers                                               --            --                --             --
  Contract withdrawals                                                (142,148)           (2)         (746,416)      (857,703)
  Death benefits                                                            --            --           (99,538)      (120,679)
  Annuity benefits                                                          --            --                --             --
                                                                     ---------       -------       -----------    -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                        (119,645)           (1)       (1,040,611)      (999,066)
                                                                     ---------       -------       -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               (269,818)       (1,376)       (2,221,728)    (1,694,665)
NET ASSETS:
  Beginning of year                                                    507,745         3,359         3,799,914      3,001,708
                                                                     ---------       -------       -----------    -----------
  End of year                                                        $ 237,927       $ 1,983       $ 1,578,186    $ 1,307,043
                                                                     =========       =======       ===========    ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
  Net investment income (loss)                                       $  (3,339)      $   (12)      $     4,098    $   (18,562)
  Net realized gain (loss) on investments                               62,456            (4)          272,457        268,362
  Capital gain distributions from mutual funds                          39,298           355           187,493             --
  Net change in unrealized appreciation (depreciation) of
   investments                                                        (117,291)         (248)         (271,434)        27,181
                                                                     ---------       -------       -----------    -----------
Increase (decrease) in net assets resulting from operations            (18,876)           91           192,614        276,981
                                                                     ---------       -------       -----------    -----------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                            48            --             8,181          5,529
  Net transfers from (to) other Divisions or fixed rate option         (96,426)           --           (14,200)       (40,439)
  Mortality reserve transfers                                               --            --                --             --
  Contract withdrawals                                                (122,539)           (2)       (1,688,808)    (2,003,743)
  Death benefits                                                            --            --           (72,126)       (54,469)
  Annuity benefits                                                          --            --                --             --
                                                                     ---------       -------       -----------    -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                        (218,917)           (2)       (1,766,953)    (2,093,122)
                                                                     ---------       -------       -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               (237,793)           89        (1,574,339)    (1,816,141)
NET ASSETS:
  Beginning of year                                                    745,538         3,270         5,374,253      4,817,849
                                                                     ---------       -------       -----------    -----------
  End of year                                                        $ 507,745       $ 3,359       $ 3,799,914    $ 3,001,708
                                                                     =========       =======       ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                             Divisions
                                                                  --------------------------------------------------------------
                                                                    AIM V.I.      American                        Dreyfus IP
                                                                  International  Century VP   Credit Suisse      MidCap Stock
                                                                  Growth Fund - Value Fund - Small Cap Core I Portfolio - Initial
                                                                    Series I      Class I       Portfolio           Shares
                                                                  ------------- ------------ ---------------- -------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
  Net investment income (loss)                                     $   (8,199)   $   14,266     $  (1,984)         $  (1,235)
  Net realized gain (loss) on investments                             222,883      (220,684)       (3,424)           (88,006)
  Capital gain distributions from mutual funds                          9,775       137,529            --             52,386
  Net change in unrealized appreciation (depreciation) of
   investments                                                       (664,064)     (193,256)      (59,657)          (112,938)
                                                                   ----------    ----------     ---------          ---------
Increase (decrease) in net assets resulting from operations          (439,605)     (262,145)      (65,065)          (149,793)
                                                                   ----------    ----------     ---------          ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                          105           282            --                 --
  Net transfers from (to) other Divisions or fixed rate option        (43,498)      (90,542)      (17,767)           (18,296)
  Mortality reserve transfers                                              --            --            --                 --
  Contract withdrawals                                               (312,720)     (484,310)      (49,637)          (105,236)
  Death benefits                                                      (62,097)           --            --                 --
  Annuity benefits                                                         --            --            --                 --
                                                                   ----------    ----------     ---------          ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                       (418,210)     (574,570)      (67,404)          (123,532)
                                                                   ----------    ----------     ---------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (857,815)     (836,715)     (132,469)          (273,325)
NET ASSETS:
  Beginning of year                                                 1,374,695     1,350,696       235,825            452,204
                                                                   ----------    ----------     ---------          ---------
  End of year                                                      $  516,880    $  513,981     $ 103,356          $ 178,879
                                                                   ==========    ==========     =========          =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
  Net investment income (loss)                                     $  (18,199)   $    7,997     $  (3,588)         $  (6,108)
  Net realized gain (loss) on investments                             534,528       183,587         7,883              3,237
  Capital gain distributions from mutual funds                             --       166,512            --             86,320
  Net change in unrealized appreciation (depreciation) of
   investments                                                       (290,047)     (431,647)       (8,019)           (70,635)
                                                                   ----------    ----------     ---------          ---------
Increase (decrease) in net assets resulting from operations           226,282       (73,551)       (3,724)            12,814
                                                                   ----------    ----------     ---------          ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                        2,594           206           743                 --
  Net transfers from (to) other Divisions or fixed rate option         75,470           128        (6,036)            (8,244)
  Mortality reserve transfers                                              --            --            --                 --
  Contract withdrawals                                               (999,280)     (845,609)      (40,623)          (266,692)
  Death benefits                                                      (40,869)      (10,572)           --            (39,871)
  Annuity benefits                                                         --            --            --                 --
                                                                   ----------    ----------     ---------          ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                       (962,085)     (855,847)      (45,916)          (314,807)
                                                                   ----------    ----------     ---------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (735,803)     (929,398)      (49,640)          (301,993)
NET ASSETS:
  Beginning of year                                                 2,110,498     2,280,094       285,465            754,197
                                                                   ----------    ----------     ---------          ---------
  End of year                                                      $1,374,695    $1,350,696     $ 235,825          $ 452,204
                                                                   ==========    ==========     =========          =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                          Divisions
                                                             ------------------------------------------------------------------
                                                              The Dreyfus
                                                                Socially
                                                              Responsible      Dreyfus VIF        Dreyfus VIF
                                                              Growth Fund,     Developing        Quality Bond      Evergreen VA
                                                             Inc. - Initial Leaders Portfolio Portfolio - Initial  High Income
                                                                 Shares     - Initial Shares        Shares        Fund - Class 1
                                                             -------------- ----------------- ------------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
  Net investment income (loss)                                 $   (3,544)     $    (3,353)       $    71,406      $   562,034
  Net realized gain (loss) on investments                         (21,284)        (149,464)           (96,957)          (4,782)
  Capital gain distributions from mutual funds                         --           58,227                 --               --
  Net change in unrealized appreciation (depreciation) of
   investments                                                   (241,294)        (317,928)           (76,352)      (2,112,320)
                                                               ----------      -----------        -----------      -----------
Increase (decrease) in net assets resulting from operations      (266,122)        (412,518)          (101,903)      (1,555,068)
                                                               ----------      -----------        -----------      -----------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                       --            1,570              1,350               --
  Net transfers from (to) other Divisions or fixed rate
   option                                                          (8,350)         (51,825)           (30,418)             126
  Mortality reserve transfers                                          --               --                 --               --
  Contract withdrawals                                           (196,792)        (313,872)          (828,167)          (5,000)
  Death benefits                                                  (26,596)         (20,612)           (58,516)              --
  Annuity benefits                                                     --               --                 --               --
                                                               ----------      -----------        -----------      -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (231,738)        (384,739)          (915,751)          (4,874)
                                                               ----------      -----------        -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (497,860)        (797,257)        (1,017,654)      (1,559,942)
NET ASSETS:
  Beginning of year                                               936,461        1,357,818          2,511,391        5,987,620
                                                               ----------      -----------        -----------      -----------
  End of year                                                  $  438,601      $   560,561        $ 1,493,737      $ 4,427,678
                                                               ==========      ===========        ===========      ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
  Net investment income (loss)                                 $   (9,791)     $   (10,805)       $   106,340      $   437,343
  Net realized gain (loss) on investments                         (69,032)          61,250            (35,140)           1,380
  Capital gain distributions from mutual funds                         --          289,725                 --               --
  Net change in unrealized appreciation (depreciation) of
   investments                                                    161,589         (552,439)            (6,012)        (297,852)
                                                               ----------      -----------        -----------      -----------
Increase (decrease) in net assets resulting from operations        82,766         (212,269)            65,188          140,871
                                                               ----------      -----------        -----------      -----------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                       25            4,739              7,037               --
  Net transfers from (to) other Divisions or fixed rate
   option                                                         (29,421)         (81,748)             9,864               --
  Mortality reserve transfers                                          --               --                 --               --
  Contract withdrawals                                           (604,378)        (890,902)        (1,410,731)              --
  Death benefits                                                  (48,126)         (54,931)           (64,054)              --
  Annuity benefits                                                     --               --                 --               --
                                                               ----------      -----------        -----------      -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (681,900)      (1,022,842)        (1,457,884)              --
                                                               ----------      -----------        -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (599,134)      (1,235,111)        (1,392,696)         140,871
NET ASSETS:
  Beginning of year                                             1,535,595        2,592,929          3,904,087        5,846,749
                                                               ----------      -----------        -----------      -----------
  End of year                                                  $  936,461      $ 1,357,818        $ 2,511,391      $ 5,987,620
                                                               ==========      ===========        ===========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                      Divisions
                                                        ---------------------------------------------------------------------
                                                                                                Fidelity VIP    Fidelity VIP
                                                        Fidelity VIP Asset  Fidelity VIP Asset   Contrafund     Equity-Income
                                                        Manager Portfolio - Manager Portfolio    Portfolio -     Portfolio -
                                                           Initial Class    - Service Class 2  Service Class 2 Service Class 2
                                                        ------------------- ------------------ --------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                              $  1,550           $   1,668        $   (10,556)    $     4,286
   Net realized gain (loss) on investments                       (131)              2,654           (139,480)        (43,675)
   Capital gain distributions from mutual funds                13,606              32,448             55,598           1,735
   Net change in unrealized appreciation
     (depreciation) of investments                            (59,621)           (120,427)          (639,805)       (582,411)
                                                             --------           ---------        -----------     -----------
Increase (decrease) in net assets resulting from
  operations                                                  (44,596)            (83,657)          (734,243)       (620,065)
                                                             --------           ---------        -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --               2,240              6,508             288
   Net transfers from (to) other Divisions or fixed
     rate option                                                    4              12,581           (326,496)       (168,238)
   Mortality reserve transfers                                     --                  --                 --              --
   Contract withdrawals                                          (141)           (190,128)          (691,471)       (569,659)
   Death benefits                                                  --              (1,892)           (38,232)       (265,472)
   Annuity benefits                                                --                  --                 --              --
                                                             --------           ---------        -----------     -----------
Increase (decrease) in net assets resulting from
  principal transactions                                         (137)           (177,199)        (1,049,691)     (1,003,081)
                                                             --------           ---------        -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (44,733)           (260,856)        (1,783,934)     (1,623,146)
NET ASSETS:
   Beginning of year                                          149,619             428,473          2,503,566       2,254,080
                                                             --------           ---------        -----------     -----------
   End of year                                               $104,886           $ 167,617        $   719,632     $   630,934
                                                             ========           =========        ===========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                              $  6,383           $  24,409        $   (19,385)    $       696
   Net realized gain (loss) on investments                        240              69,868            353,201         346,653
   Capital gain distributions from mutual funds                 3,764              19,655            626,789         193,347
   Net change in unrealized appreciation
     (depreciation) of investments                              7,678             (42,207)          (552,408)       (503,573)
                                                             --------           ---------        -----------     -----------
Increase (decrease) in net assets resulting from
  operations                                                   18,065              71,725            408,197          37,123
                                                             --------           ---------        -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --               2,240              6,622           1,104
   Net transfers from (to) other Divisions or fixed
     rate option                                                   (7)            (35,829)            13,312          49,142
   Mortality reserve transfers                                     --                  --                 --              --
   Contract withdrawals                                          (141)           (402,575)          (966,199)     (1,103,399)
   Death benefits                                                  --                  --            (11,818)             --
   Annuity benefits                                                --                  --                 --              --
                                                             --------           ---------        -----------     -----------
Increase (decrease) in net assets resulting from
  principal transactions                                         (148)           (436,164)          (958,083)     (1,053,153)
                                                             --------           ---------        -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        17,917            (364,439)          (549,886)     (1,016,030)
NET ASSETS:
   Beginning of year                                          131,702             792,912          3,053,452       3,270,110
                                                             --------           ---------        -----------     -----------
   End of year                                               $149,619           $ 428,473        $ 2,503,566     $ 2,254,080
                                                             ========           =========        ===========     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                Divisions
                                                   -------------------------------------------------------------------
                                                                                                          Franklin
                                                                                         Fidelity VIP     Templeton
                                                                                           Overseas       Templeton
                                                      Fidelity VIP    Fidelity VIP Index Portfolio -       Foreign
                                                   Growth Portfolio -  500 Portfolio -     Initial    Securities Fund -
                                                    Service Class 2     Initial Class       Class          Class 2
                                                   ------------------ ------------------ ------------ -----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                       $    (9,372)         $    259        $    393      $    4,836
   Net realized gain (loss) on investments                104,553               107              63          75,162
   Capital gain distributions from mutual funds                --               427           4,304          46,472
   Net change in unrealized appreciation
     (depreciation) of investments                       (669,881)          (18,579)        (24,299)       (359,396)
                                                      -----------          --------        --------      ----------
Increase (decrease) in net assets resulting from
  operations                                             (574,700)          (17,786)        (19,539)       (232,926)
                                                      -----------          --------        --------      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             288                --              --             123
   Net transfers from (to) other Divisions or
     fixed rate option                                    (11,173)                6               1           8,099
   Mortality reserve transfers                                 --                --              --              --
   Contract withdrawals                                  (502,238)             (730)           (826)       (217,661)
   Death benefits                                         (23,710)               --              --         (35,887)
   Annuity benefits                                            --                --              --              --
                                                      -----------          --------        --------      ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (536,833)             (724)           (825)       (245,326)
                                                      -----------          --------        --------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,111,533)          (18,510)        (20,364)       (478,252)
NET ASSETS:
   Beginning of year                                    1,508,363            47,409          44,354         747,650
                                                      -----------          --------        --------      ----------
   End of year                                        $   396,830          $ 28,899        $ 23,990      $  269,398
                                                      ===========          ========        ========      ==========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                       $   (14,743)         $    970        $    744      $    5,704
   Net realized gain (loss) on investments                297,772               207             226         252,613
   Capital gain distributions from mutual funds               949                --           2,671          42,005
   Net change in unrealized appreciation
     (depreciation) of investments                         77,304               560           2,316        (176,938)
                                                      -----------          --------        --------      ----------
Increase (decrease) in net assets resulting from
  operations                                              361,282             1,737           5,957         123,384
                                                      -----------          --------        --------      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             940                --              --              24
   Net transfers from (to) other Divisions or
     fixed rate option                                     (2,109)               (2)             (9)         (4,370)
   Mortality reserve transfers                                 --                --              --              --
   Contract withdrawals                                  (738,954)             (221)           (218)       (536,687)
   Death benefits                                              --                --              --              --
   Annuity benefits                                            --                --              --              --
                                                      -----------          --------        --------      ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (740,123)             (223)           (227)       (541,033)
                                                      -----------          --------        --------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (378,841)            1,514           5,730        (417,649)
NET ASSETS:
   Beginning of year                                    1,887,204            45,895          38,624       1,165,299
                                                      -----------          --------        --------      ----------
   End of year                                        $ 1,508,363          $ 47,409        $ 44,354      $  747,650
                                                      ===========          ========        ========      ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                   Divisions
                                                        ---------------------------------------------------------------
                                                            Franklin     Goldman Sachs
                                                           Templeton      VIT Capital     Janus Aspen      Janus Aspen
                                                        Templeton Global Growth Fund -   International    Mid Cap Growth
                                                        Asset Allocation Institutional Growth Portfolio -  Portfolio -
                                                         Fund - Class 2     Shares       Service Shares   Service Shares
                                                        ---------------- ------------- ------------------ --------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                            $   47,088      $   (663)       $   4,825        $  (4,693)
   Net realized gain (loss) on investments                   (235,066)        2,588           95,181           63,829
   Capital gain distributions from mutual funds                67,609            --           56,350           20,562
   Net change in unrealized appreciation
     (depreciation) of investments                            (17,921)      (29,984)        (414,908)        (259,999)
                                                           ----------      --------        ---------        ---------
Increase (decrease) in net assets resulting from
  operations                                                 (138,290)      (28,059)        (258,552)        (180,301)
                                                           ----------      --------        ---------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  38            --              840              300
   Net transfers from (to) other Divisions or fixed
     rate option                                              (42,561)            3          (16,672)            (633)
   Mortality reserve transfers                                     --            --               --               --
   Contract withdrawals                                      (308,127)      (20,763)        (164,584)        (101,450)
   Death benefits                                              (3,147)           --               --               --
   Annuity benefits                                                --            --               --               --
                                                           ----------      --------        ---------        ---------
Increase (decrease) in net assets resulting from
  principal transactions                                     (353,797)      (20,760)        (180,416)        (101,783)
                                                           ----------      --------        ---------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (492,087)      (48,819)        (438,968)        (282,084)
NET ASSETS:
   Beginning of year                                          801,576        81,145          645,271          492,957
                                                           ----------      --------        ---------        ---------
   End of year                                             $  309,489      $ 32,326        $ 206,303        $ 210,873
                                                           ==========      ========        =========        =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                            $  150,089      $ (1,125)       $  (6,331)       $  (7,787)
   Net realized gain (loss) on investments                     23,115         8,146          160,381          145,893
   Capital gain distributions from mutual funds               213,773            --               --            3,337
   Net change in unrealized appreciation
     (depreciation) of investments                           (304,835)          385            1,525          (29,382)
                                                           ----------      --------        ---------        ---------
Increase (decrease) in net assets resulting from
  operations                                                   82,142         7,406          155,575          112,061
                                                           ----------      --------        ---------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                 488            --              934              652
   Net transfers from (to) other Divisions or fixed
     rate option                                              (20,753)           (3)         (22,782)         (13,614)
   Mortality reserve transfers                                     --            --               --               --
   Contract withdrawals                                      (336,420)      (36,416)        (172,658)        (271,771)
   Death benefits                                             (14,592)           --               --               --
   Annuity benefits                                                --            --               --               --
                                                           ----------      --------        ---------        ---------
Increase (decrease) in net assets resulting from
  principal transactions                                     (371,277)      (36,419)        (194,506)        (284,733)
                                                           ----------      --------        ---------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (289,135)      (29,013)         (38,931)        (172,672)
NET ASSETS:
   Beginning of year                                        1,090,711       110,158          684,202          665,629
                                                           ----------      --------        ---------        ---------
   End of year                                             $  801,576      $ 81,145        $ 645,271        $ 492,957
                                                           ==========      ========        =========        =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                      Divisions
                                                        ---------------------------------------------------------------------
                                                            Janus Aspen
                                                         Worldwide Growth                      MFS VIT Core    MFS VIT Growth
                                                        Portfolio - Service  JPMorgan Small   Equity Series - Series - Initial
                                                              Shares        Company Portfolio  Initial Class       Class
                                                        ------------------- ----------------- --------------- ----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                              $    (849)         $  (1,965)      $   (2,488)     $   (16,792)
   Net realized gain (loss) on investments                       7,835            (10,079)          66,158          144,983
   Capital gain distributions from mutual funds                     --             17,912               --               --
   Net change in unrealized appreciation
     (depreciation) of investments                            (101,857)           (69,025)        (276,433)        (768,036)
                                                             ---------          ---------       ----------      -----------
Increase (decrease) in net assets resulting from
  operations                                                   (94,871)           (63,157)        (212,763)        (639,845)
                                                             ---------          ---------       ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   54                420              960              758
   Net transfers from (to) other Divisions or fixed
     rate option                                                (4,052)            (9,040)          (4,412)         (31,947)
   Mortality reserve transfers                                      --                 --               --               --
   Contract withdrawals                                       (101,910)           (23,837)        (292,866)        (674,062)
   Death benefits                                                   --                 --          (23,294)         (21,821)
   Annuity benefits                                                 --                 --               --               --
                                                             ---------          ---------       ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                                      (105,908)           (32,457)        (319,612)        (727,072)
                                                             ---------          ---------       ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (200,779)           (95,614)        (532,375)      (1,366,917)
NET ASSETS:
   Beginning of year                                           291,677            213,213          781,501        2,210,256
                                                             ---------          ---------       ----------      -----------
   End of year                                               $  90,898          $ 117,599       $  249,126      $   843,339
                                                             =========          =========       ==========      ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                              $  (3,280)         $  (4,001)      $   (9,536)     $   (34,486)
   Net realized gain (loss) on investments                      51,517             18,168          106,276           67,743
   Capital gain distributions from mutual funds                     --             15,909               --               --
   Net change in unrealized appreciation
     (depreciation) of investments                              (6,989)           (40,812)           6,812          421,096
                                                             ---------          ---------       ----------      -----------
Increase (decrease) in net assets resulting from
  operations                                                    41,248            (10,736)         103,552          454,353
                                                             ---------          ---------       ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  106                479            1,050            4,378
   Net transfers from (to) other Divisions or fixed
     rate option                                                (3,643)           (20,758)          (5,904)         (59,008)
   Mortality reserve transfers                                      --                 --               --               --
   Contract withdrawals                                       (218,744)          (136,761)        (461,397)      (1,208,942)
   Death benefits                                                   --                 --               --          (43,259)
   Annuity benefits                                                 --                 --               --               --
                                                             ---------          ---------       ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                                      (222,281)          (157,040)        (466,251)      (1,306,831)
                                                             ---------          ---------       ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (181,033)          (167,776)        (362,699)        (852,478)
NET ASSETS:
   Beginning of year                                           472,710            380,989        1,144,200        3,062,734
                                                             ---------          ---------       ----------      -----------
   End of year                                               $ 291,677          $ 213,213       $  781,501      $ 2,210,256
                                                             =========          =========       ==========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                    Divisions
                                                   ---------------------------------------------------------------------------
                                                                                             Neuberger           Neuberger
                                                      MFS VIT New          MFS VIT          Berman AMT        Berman AMT Mid-
                                                   Discovery Series - Research Series -      Balanced           Cap Growth
                                                     Initial Class      Initial Class   Portfolio - Class I Portfolio - Class I
                                                   ------------------ ----------------- ------------------- -------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                        $  (2,752)         $  (2,031)          $   204            $  (3,667)
   Net realized gain (loss) on investments                16,778             87,775                21               27,909
   Capital gain distributions from mutual funds           43,672                 --                --                   --
   Net change in unrealized appreciation
     (depreciation) of investments                      (147,032)          (190,018)           (4,590)            (170,451)
                                                       ---------          ---------           -------            ---------
Increase (decrease) in net assets resulting from
  operations                                             (89,334)          (104,274)           (4,365)            (146,209)
                                                       ---------          ---------           -------            ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             --                 --                --                   54
   Net transfers from (to) other Divisions or
     fixed rate option                                    (6,943)            (3,712)                2               (4,482)
   Mortality reserve transfers                                --                 --                --                   --
   Contract withdrawals                                 (143,252)          (195,091)               (3)             (87,035)
   Death benefits                                           (183)           (28,388)               --                   --
   Annuity benefits                                           --                 --                --                   --
                                                       ---------          ---------           -------            ---------
Increase (decrease) in net assets resulting from
  principal transactions                                (150,378)          (227,191)               (1)             (91,463)
                                                       ---------          ---------           -------            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (239,712)          (331,465)           (4,366)            (237,672)
NET ASSETS:
   Beginning of year                                     344,722            468,650            10,887              384,289
                                                       ---------          ---------           -------            ---------
   End of year                                         $ 105,010          $ 137,185           $ 6,521            $ 146,617
                                                       =========          =========           =======            =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                        $  (6,391)         $  (3,160)          $   (40)           $  (6,744)
   Net realized gain (loss) on investments                54,522             83,305                47              130,697
   Capital gain distributions from mutual funds           36,989                 --                --                   --
   Net change in unrealized appreciation
     (depreciation) of investments                       (68,781)           (14,830)            1,316              (24,347)
                                                       ---------          ---------           -------            ---------
Increase (decrease) in net assets resulting from
  operations                                              16,339             65,315             1,323               99,606
                                                       ---------          ---------           -------            ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             45                 --                --                  130
   Net transfers from (to) other Divisions or
     fixed rate option                                    (6,827)            (1,598)               (1)               3,070
   Mortality reserve transfers                                --                 --                --                   --
   Contract withdrawals                                 (198,636)          (280,613)               (4)            (283,380)
   Death benefits                                             --                 --                --                   --
   Annuity benefits                                           --                 --                --                   --
                                                       ---------          ---------           -------            ---------
Increase (decrease) in net assets resulting from
  principal transactions                                (205,418)          (282,211)               (5)            (280,180)
                                                       ---------          ---------           -------            ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (189,079)          (216,896)            1,318             (180,574)
NET ASSETS:
   Beginning of year                                     533,801            685,546             9,569              564,863
                                                       ---------          ---------           -------            ---------
   End of year                                         $ 344,722          $ 468,650           $10,887            $ 384,289
                                                       =========          =========           =======            =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Divisions
                                                        -------------------------------------------------------------------
                                                         PIMCO VIT Real  PIMCO VIT Short-  PIMCO VIT Total
                                                        Return Portfolio Term Portfolio - Return Portfolio -  Pioneer Fund
                                                        - Administrative  Administrative    Administrative   VCT Portfolio -
                                                             Class            Class             Class            Class I
                                                        ---------------- ---------------- ------------------ ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                           $    25,764       $   8,405        $    43,684       $    1,607
   Net realized gain (loss) on investments                    (14,302)         (3,081)            31,725           21,857
   Capital gain distributions from mutual funds                 1,396              --             18,638           17,944
   Net change in unrealized appreciation
     (depreciation) of investments                            (96,804)        (10,167)           (29,701)        (212,146)
                                                          -----------       ---------        -----------       ----------
Increase (decrease) in net assets resulting from
  operations                                                  (83,946)         (4,843)            64,346         (170,738)
                                                          -----------       ---------        -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               6,453              --              3,000               --
   Net transfers from (to) other Divisions or fixed
     rate option                                              233,061         (32,368)           (36,977)          (1,185)
   Mortality reserve transfers                                     --              --                 --               --
   Contract withdrawals                                      (747,527)       (112,647)          (986,193)        (225,098)
   Death benefits                                                  --              --           (281,536)         (19,740)
   Annuity benefits                                                --              --                 --               --
                                                          -----------       ---------        -----------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                     (508,013)       (145,015)        (1,301,706)        (246,023)
                                                          -----------       ---------        -----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (591,959)       (149,858)        (1,237,360)        (416,761)
NET ASSETS:
   Beginning of year                                        1,484,284         439,482          2,221,874          664,971
                                                          -----------       ---------        -----------       ----------
   End of year                                            $   892,325       $ 289,624        $   984,514       $  248,210
                                                          ===========       =========        ===========       ==========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                           $    61,074       $  18,517        $    90,216       $   (1,962)
   Net realized gain (loss) on investments                      9,897          (1,329)             2,512          116,664
   Capital gain distributions from mutual funds                 3,448              --                 --               --
   Net change in unrealized appreciation
     (depreciation) of investments                             74,465            (837)            75,597          (69,918)
                                                          -----------       ---------        -----------       ----------
Increase (decrease) in net assets resulting from
  operations                                                  148,884          16,351            168,325           44,784
                                                          -----------       ---------        -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               8,494             374              4,445            1,625
   Net transfers from (to) other Divisions or fixed
     rate option                                               (4,748)          8,082             23,173           (6,605)
   Mortality reserve transfers                                     --              --                 --               --
   Contract withdrawals                                    (1,247,964)       (529,172)        (1,119,068)        (495,439)
   Death benefits                                             (46,156)             --            (30,851)              --
   Annuity benefits                                                --              --                 --               --
                                                          -----------       ---------        -----------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                   (1,290,374)       (520,716)        (1,122,301)        (500,419)
                                                          -----------       ---------        -----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (1,141,490)       (504,365)          (953,976)        (455,635)
NET ASSETS:
   Beginning of year                                        2,625,774         943,847          3,175,850        1,120,606
                                                          -----------       ---------        -----------       ----------
   End of year                                            $ 1,484,284       $ 439,482        $ 2,221,874       $  664,971
                                                          ===========       =========        ===========       ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Divisions
                                                        ------------------------------------------------------------------
                                                                              Principal
                                                          Pioneer Growth     Diversified
                                                         Opportunities VCT  International Principal Equity Principal Growth
                                                        Portfolio - Class I    Account    Income Account I     Account
                                                        ------------------- ------------- ---------------- ----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                             $   (9,065)      $    19,999    $    155,500     $   (179,879)
   Net realized gain (loss) on investments                     (97,872)         (737,110)        373,723          (77,931)
   Capital gain distributions from mutual funds                 61,105         1,305,692       1,005,463               --
   Net change in unrealized appreciation
     (depreciation) of investments                            (245,176)       (3,877,279)     (6,680,482)     (10,359,272)
                                                            ----------       -----------    ------------     ------------
Increase (decrease) in net assets resulting from
  operations                                                  (291,008)       (3,288,698)     (5,145,796)     (10,617,082)
                                                            ----------       -----------    ------------     ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                1,570               354          13,650           12,284
   Net transfers from (to) other Divisions or fixed
     rate option                                               (29,920)         (385,873)     (2,503,614)      (1,434,928)
   Mortality reserve transfers                                      --                --              --               --
   Contract withdrawals                                       (318,006)       (1,335,029)     (4,827,978)      (5,423,628)
   Death benefits                                              (14,650)         (128,262)     (1,254,819)        (587,142)
   Annuity benefits                                                 --              (306)             --             (200)
                                                            ----------       -----------    ------------     ------------
Increase (decrease) in net assets resulting from
  principal transactions                                      (361,006)       (1,849,116)     (8,572,761)      (7,433,614)
                                                            ----------       -----------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (652,014)       (5,137,814)    (13,718,557)     (18,050,696)
NET ASSETS:
   Beginning of year                                         1,050,115         8,232,162      19,874,016       29,335,196
                                                            ----------       -----------    ------------     ------------
   End of year                                              $  398,101       $ 3,094,348    $  6,155,459     $ 11,284,500
                                                            ==========       ===========    ============     ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                             $  (18,933)      $   (40,242)   $    (96,605)    $   (370,767)
   Net realized gain (loss) on investments                      79,672           145,186       3,436,633          823,268
   Capital gain distributions from mutual funds                178,775           806,272       1,176,695               --
   Net change in unrealized appreciation
     (depreciation) of investments                            (286,250)          452,153      (3,417,264)       5,454,695
                                                            ----------       -----------    ------------     ------------
Increase (decrease) in net assets resulting from
  operations                                                   (46,736)        1,363,369       1,099,459        5,907,196
                                                            ----------       -----------    ------------     ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                5,319             7,702          61,749           22,253
   Net transfers from (to) other Divisions or fixed
     rate option                                               (29,571)        9,260,786         (67,466)      31,412,652
   Mortality reserve transfers                                      --                --              --               --
   Contract withdrawals                                       (578,555)       (1,949,375)     (8,237,428)      (6,863,697)
   Death benefits                                              (29,591)         (449,652)       (375,127)      (1,142,822)
   Annuity benefits                                                 --              (668)             --             (386)
                                                            ----------       -----------    ------------     ------------
Increase (decrease) in net assets resulting from
  principal transactions                                      (632,398)        6,868,793      (8,618,272)      23,428,000
                                                            ----------       -----------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (679,134)        8,232,162      (7,518,813)      29,335,196
NET ASSETS:
   Beginning of year                                         1,729,249                --      27,392,829               --
                                                            ----------       -----------    ------------     ------------
   End of year                                              $1,050,115       $ 8,232,162    $ 19,874,016     $ 29,335,196
                                                            ==========       ===========    ============     ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                   Divisions
                                                        ---------------------------------------------------------------
                                                                           Principal
                                                        Principal Income LargeCap Blend Principal MidCap Principal Money
                                                            Account         Account      Stock Account   Market Account
                                                        ---------------- -------------- ---------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                           $   655,368     $      8,068    $     7,592     $     81,400
   Net realized gain (loss) on investments                   (388,005)      (5,141,255)      (730,892)              --
   Capital gain distributions from mutual funds                14,596        7,240,784        699,494               --
   Net change in unrealized appreciation
     (depreciation) of investments                           (781,970)      (8,653,288)      (817,738)              --
                                                          -----------     ------------    -----------     ------------
Increase (decrease) in net assets resulting from
  operations                                                 (500,011)      (6,545,691)      (841,544)          81,400
                                                          -----------     ------------    -----------     ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               8,263              594          1,350               --
   Net transfers from (to) other Divisions or fixed
     rate option                                             (523,391)      (1,845,987)      (925,444)      15,165,854
   Mortality reserve transfers                                     --               --             --               --
   Contract withdrawals                                    (3,549,358)      (5,414,976)    (1,125,687)     (15,448,727)
   Death benefits                                            (372,087)      (1,092,921)       (72,820)        (431,057)
   Annuity benefits                                              (732)              --             --               --
                                                          -----------     ------------    -----------     ------------
Increase (decrease) in net assets resulting from
  principal transactions                                   (4,437,305)      (8,353,290)    (2,122,601)        (713,930)
                                                          -----------     ------------    -----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (4,937,316)     (14,898,981)    (2,964,145)        (632,530)
NET ASSETS:
   Beginning of year                                       11,938,660       23,617,445      4,319,025        6,711,815
                                                          -----------     ------------    -----------     ------------
   End of year                                            $ 7,001,344     $  8,718,464    $ 1,354,880     $  6,079,285
                                                          ===========     ============    ===========     ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                           $   688,599     $   (199,697)   $   (28,051)    $    229,762
   Net realized gain (loss) on investments                      8,690          396,102        738,865               --
   Capital gain distributions from mutual funds                20,595        1,019,659        421,442               --
   Net change in unrealized appreciation
     (depreciation) of investments                           (147,016)         298,101     (1,556,939)              --
                                                          -----------     ------------    -----------     ------------
Increase (decrease) in net assets resulting from
  operations                                                  570,868        1,514,165       (424,683)         229,762
                                                          -----------     ------------    -----------     ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               6,456           13,185          3,849              900
   Net transfers from (to) other Divisions or fixed
     rate option                                               71,773       32,176,962       (740,068)      18,510,842
   Mortality reserve transfers                                     --               --             --               --
   Contract withdrawals                                    (3,665,050)      (8,929,639)    (1,661,525)     (11,831,609)
   Death benefits                                            (632,272)      (1,157,228)       (65,533)        (198,080)
   Annuity benefits                                              (823)              --             --               --
                                                          -----------     ------------    -----------     ------------
Increase (decrease) in net assets resulting from
  principal transactions                                   (4,219,916)      22,103,280     (2,463,277)       6,482,053
                                                          -----------     ------------    -----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (3,649,048)      23,617,445     (2,887,960)       6,711,815
NET ASSETS:
   Beginning of year                                       15,587,708               --      7,206,985               --
                                                          -----------     ------------    -----------     ------------
   End of year                                            $11,938,660     $ 23,617,445    $ 4,319,025     $  6,711,815
                                                          ===========     ============    ===========     ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Divisions
                                                        -------------------------------------------------------------------
                                                                           Principal SAM   Principal SAM     Principal SAM
                                                        Principal Mortgage   Balanced       Conservative      Conservative
                                                        Securities Account   Portfolio   Balanced Portfolio Growth Portfolio
                                                        ------------------ ------------- ------------------ ----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                            $   440,637     $  2,877,739     $   134,864       $  1,782,070
   Net realized gain (loss) on investments                    (153,846)       6,978,049         (19,592)         4,221,232
   Capital gain distributions from mutual funds                     --       13,336,719         370,961          7,297,607
   Net change in unrealized appreciation
     (depreciation) of investments                             (20,318)     (52,254,258)     (1,608,081)       (39,376,285)
                                                           -----------     ------------     -----------       ------------
Increase (decrease) in net assets resulting from
  operations                                                   266,473      (29,061,751)     (1,121,848)       (26,075,376)
                                                           -----------     ------------     -----------       ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                1,179           21,783             950              5,100
   Net transfers from (to) other Divisions or fixed
     rate option                                            (1,020,528)     (12,187,516)       (409,739)        (9,220,095)
   Mortality reserve transfers                                      --               --              --                 --
   Contract withdrawals                                     (3,000,110)     (45,953,735)     (2,310,792)       (27,972,980)
   Death benefits                                             (822,559)      (5,329,611)       (251,918)        (3,225,227)
   Annuity benefits                                               (738)         (39,529)             --                 --
                                                           -----------     ------------     -----------       ------------
Increase (decrease) in net assets resulting from
  principal transactions                                    (4,842,756)     (63,488,608)     (2,971,499)       (40,413,202)
                                                           -----------     ------------     -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (4,576,283)     (92,550,359)     (4,093,347)       (66,488,578)
NET ASSETS:
   Beginning of year                                        10,939,876      149,959,524       7,292,460        105,503,939
                                                           -----------     ------------     -----------       ------------
   End of year                                             $ 6,363,593     $ 57,409,165     $ 3,199,113       $ 39,015,361
                                                           ===========     ============     ===========       ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                            $   544,370     $  2,181,910     $   175,110       $    432,946
   Net realized gain (loss) on investments                    (205,442)      17,356,764       1,134,774         12,055,064
   Capital gain distributions from mutual funds                     --               --         113,325                 --
   Net change in unrealized appreciation
     (depreciation) of investments                             268,173       (6,419,019)       (864,635)        (2,143,054)
                                                           -----------     ------------     -----------       ------------
Increase (decrease) in net assets resulting from
  operations                                                   607,101       13,119,655         558,574         10,344,956
                                                           -----------     ------------     -----------       ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                3,449          114,202              --             18,356
   Net transfers from (to) other Divisions or fixed
     rate option                                              (289,491)      (5,028,612)       (100,496)        (5,700,081)
   Mortality reserve transfers                                      --               --              --                 --
   Contract withdrawals                                     (3,710,591)     (63,649,536)     (4,043,621)       (47,008,875)
   Death benefits                                             (985,317)      (6,217,621)       (241,260)        (4,522,348)
   Annuity benefits                                               (741)         (60,717)             --                 --
                                                           -----------     ------------     -----------       ------------
Increase (decrease) in net assets resulting from
  principal transactions                                    (4,982,691)     (74,842,284)     (4,385,377)       (57,212,948)
                                                           -----------     ------------     -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (4,375,590)     (61,722,629)     (3,826,803)       (46,867,992)
NET ASSETS:
   Beginning of year                                        15,315,466      211,682,153      11,119,263        152,371,931
                                                           -----------     ------------     -----------       ------------
   End of year                                             $10,939,876     $149,959,524     $ 7,292,460       $105,503,939
                                                           ===========     ============     ===========       ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                   Divisions
                                                        ---------------------------------------------------------------
                                                         Principal SAM   Principal SAM   Principal Short-   Principal
                                                        Flexible Income Strategic Growth   Term Income       SmallCap
                                                           Portfolio       Portfolio         Account      Growth Account
                                                        --------------- ---------------- ---------------- --------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                          $  1,013,879     $    558,338     $    63,210     $   (68,405)
   Net realized gain (loss) on investments                   (316,980)         752,405         (35,277)       (258,872)
   Capital gain distributions from mutual funds             1,678,207        3,796,371              --              --
   Net change in unrealized appreciation
     (depreciation) of investments                         (4,915,076)     (14,930,936)        (70,467)     (2,128,574)
                                                         ------------     ------------     -----------     -----------
Increase (decrease) in net assets resulting from
  operations                                               (2,539,970)      (9,823,822)        (42,534)     (2,455,851)
                                                         ------------     ------------     -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  --           39,592             480              39
   Net transfers from (to) other Divisions or fixed
     rate option                                             (339,612)      (3,109,399)        183,324        (302,824)
   Mortality reserve transfers                                     --               --              --              --
   Contract withdrawals                                    (9,149,420)      (9,554,268)     (1,359,992)       (814,219)
   Death benefits                                          (1,539,754)        (589,248)       (111,259)       (133,707)
   Annuity benefits                                                --               --              --            (209)
                                                         ------------     ------------     -----------     -----------
Increase (decrease) in net assets resulting from
  principal transactions                                  (11,028,786)     (13,213,323)     (1,287,447)     (1,250,920)
                                                         ------------     ------------     -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (13,568,756)     (23,037,145)     (1,329,981)     (3,706,771)
NET ASSETS:
   Beginning of year                                       23,616,389       35,108,777       4,081,666       6,674,412
                                                         ------------     ------------     -----------     -----------
   End of year                                           $ 10,047,633     $ 12,071,632     $ 2,751,685     $ 2,967,641
                                                         ============     ============     ===========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                          $    919,889     $    (69,415)    $   174,194     $  (107,678)
   Net realized gain (loss) on investments                  1,926,781        3,729,078         (13,953)        165,281
   Capital gain distributions from mutual funds               419,832               --              --              --
   Net change in unrealized appreciation
     (depreciation) of investments                         (1,990,955)         (73,931)        (16,077)        368,024
                                                         ------------     ------------     -----------     -----------
Increase (decrease) in net assets resulting from
  operations                                                1,275,547        3,585,732         144,164         425,627
                                                         ------------     ------------     -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               1,200           46,041           1,178           5,887
   Net transfers from (to) other Divisions or fixed
     rate option                                              336,850       (1,058,027)        (45,928)      8,097,114
   Mortality reserve transfers                                     --               --              --              --
   Contract withdrawals                                    (9,629,459)     (15,263,859)     (1,025,499)     (1,724,187)
   Death benefits                                          (2,025,877)      (1,163,713)       (374,266)       (129,600)
   Annuity benefits                                                --               --              --            (429)
                                                         ------------     ------------     -----------     -----------
Increase (decrease) in net assets resulting from
  principal transactions                                  (11,317,286)     (17,439,558)     (1,444,515)      6,248,785
                                                         ------------     ------------     -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (10,041,739)     (13,853,826)     (1,300,351)      6,674,412
NET ASSETS:
   Beginning of year                                       33,658,128       48,962,603       5,382,017              --
                                                         ------------     ------------     -----------     -----------
   End of year                                           $ 23,616,389     $ 35,108,777     $ 4,081,666     $ 6,674,412
                                                         ============     ============     ===========     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                         Divisions
                                                                  -------------------------------------------------------
                                                                                                 Putnam VT
                                                                                   Putnam VT   International
                                                                  Principal West  Growth and    Growth and
                                                                   Coast Equity  Income Fund - Income Fund - Royce Small-
                                                                     Account       Class IB      Class IB    Cap Portfolio
                                                                  -------------- ------------- ------------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                    $    (21,032)  $    9,753     $   1,835    $    3,613
   Net realized gain (loss) on investments                            1,713,400      (65,410)      (13,083)        4,092
   Capital gain distributions from mutual funds                       1,109,102      196,618        73,042       130,245
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (6,565,372)    (602,737)     (268,914)     (616,062)
                                                                   ------------   ----------     ---------    ----------
Increase (decrease) in net assets resulting from operations          (3,763,902)    (461,776)     (207,120)     (478,112)
                                                                   ------------   ----------     ---------    ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        17,960        3,993            --            --
   Net transfers from (to) other Divisions or fixed rate option      (1,463,060)     (76,261)      (18,652)           (4)
   Mortality reserve transfers                                               --           --            --            --
   Contract withdrawals                                              (4,914,492)    (363,554)     (172,020)           --
   Death benefits                                                      (463,710)     (23,603)         (243)      (19,951)
   Annuity benefits                                                          --           --            --            --
                                                                   ------------   ----------     ---------    ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                       (6,823,302)    (459,425)     (190,915)      (19,955)
                                                                   ------------   ----------     ---------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (10,587,204)    (921,201)     (398,035)     (498,067)
NET ASSETS:
   Beginning of year                                                 15,823,939    1,487,576       589,508     1,745,357
                                                                   ------------   ----------     ---------    ----------
   End of year                                                     $  5,236,735   $  566,375     $ 191,473    $1,247,290
                                                                   ============   ==========     =========    ==========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                    $   (127,957)  $      708     $   4,225    $   (6,548)
   Net realized gain (loss) on investments                            2,414,297       98,993       224,647         5,316
   Capital gain distributions from mutual funds                         623,899      328,545       159,597        79,998
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (1,551,184)    (542,302)     (333,662)     (123,988)
                                                                   ------------   ----------     ---------    ----------
Increase (decrease) in net assets resulting from operations           1,359,055     (114,056)       54,807       (45,222)
                                                                   ------------   ----------     ---------    ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                        24,523        3,960            45            --
   Net transfers from (to) other Divisions or fixed rate option        (700,283)     (66,615)      (12,252)          (69)
   Mortality reserve transfers                                               --           --            --            --
   Contract withdrawals                                              (5,859,433)    (751,559)     (444,000)           --
   Death benefits                                                      (373,206)          --            --            --
   Annuity benefits                                                          --           --            --            --
                                                                   ------------   ----------     ---------    ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                       (6,908,399)    (814,214)     (456,207)          (69)
                                                                   ------------   ----------     ---------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (5,549,344)    (928,270)     (401,400)      (45,291)
NET ASSETS:
   Beginning of year                                                 21,373,283    2,415,846       990,908     1,790,648
                                                                   ------------   ----------     ---------    ----------
   End of year                                                     $ 15,823,939   $1,487,576     $ 589,508    $1,745,357
                                                                   ============   ==========     =========    ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Divisions
                                                   ----------------------------------------------------------------------------
                                                                         UIF Core Plus       UIF Emerging
                                                      UIF Capital        Fixed Income       Markets Equity     UIF Global Value
                                                   Growth Portfolio - Portfolio - Class I Portfolio - Class I Equity Portfolio -
                                                     Class I Shares         Shares              Shares          Class I Shares
                                                   ------------------ ------------------- ------------------- ------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                       $   (51,603)        $   49,179          $   (26,991)       $    35,974
   Net realized gain (loss) on investments               (300,742)           (78,387)             269,223           (152,910)
   Capital gain distributions from mutual funds                --                 --              595,617            864,032
   Net change in unrealized appreciation
     (depreciation) of investments                     (2,243,935)          (178,739)          (2,290,183)        (2,185,969)
                                                      -----------         ----------          -----------        -----------
Increase (decrease) in net assets resulting from
  operations                                           (2,596,280)          (207,947)          (1,452,334)        (1,438,873)
                                                      -----------         ----------          -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           1,490             21,179                6,000              1,066
   Net transfers from (to) other Divisions or
     fixed rate option                                   (172,955)          (288,521)            (203,704)          (199,040)
   Mortality reserve transfers                                 --                 --                   --                 --
   Contract withdrawals                                  (938,839)          (286,973)            (295,773)          (571,257)
   Death benefits                                        (126,387)          (152,412)                  --            (37,174)
   Annuity benefits                                            --                 --                   --                 --
                                                      -----------         ----------          -----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,236,691)          (706,727)            (493,477)          (806,405)
                                                      -----------         ----------          -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (3,832,971)          (914,674)          (1,945,811)        (2,245,278)
NET ASSETS:
   Beginning of year                                    6,033,981          2,016,475            2,851,910          4,062,095
                                                      -----------         ----------          -----------        -----------
   End of year                                        $ 2,201,010         $1,101,801          $   906,099        $ 1,816,817
                                                      ===========         ==========          ===========        ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                       $   (89,320)        $   42,099          $   (25,115)       $    21,358
   Net realized gain (loss) on investments               (205,583)            19,093              549,039            249,518
   Capital gain distributions from mutual funds                --                 --              295,677            355,672
   Net change in unrealized appreciation
     (depreciation) of investments                      1,476,015             21,191               25,593           (389,653)
                                                      -----------         ----------          -----------        -----------
Increase (decrease) in net assets resulting from
  operations                                            1,181,112             82,383              845,194            236,895
                                                      -----------         ----------          -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           3,484              1,138                2,500              3,134
   Net transfers from (to) other Divisions or
     fixed rate option                                   (104,828)           140,507              166,992            198,084
   Mortality reserve transfers                                 --                 --                   --                 --
   Contract withdrawals                                (1,700,361)          (638,454)            (693,916)          (940,581)
   Death benefits                                         (87,580)           (36,252)                (989)           (39,255)
   Annuity benefits                                            --                 --                   --                 --
                                                      -----------         ----------          -----------        -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,889,285)          (533,061)            (525,413)          (778,618)
                                                      -----------         ----------          -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (708,173)          (450,678)             319,781           (541,723)
NET ASSETS:
   Beginning of year                                    6,742,154          2,467,153            2,532,129          4,603,818
                                                      -----------         ----------          -----------        -----------
   End of year                                        $ 6,033,981         $2,016,475          $ 2,851,910        $ 4,062,095
                                                      ===========         ==========          ===========        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                   Divisions
                                                   ------------------------------------------------------------------------
                                                    UIF High Yield   UIF International  UIF U.S. Mid Cap    UIF U.S. Real
                                                   Portfolio - Class Magnum Portfolio - Value Portfolio - Estate Portfolio -
                                                       I Shares        Class I Shares    Class I Shares     Class I Shares
                                                   ----------------- ------------------ ----------------- ------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                       $   146,835       $    37,545        $   (34,232)      $    42,877
   Net realized gain (loss) on investments                (74,284)         (105,064)          (405,522)           18,874
   Capital gain distributions from mutual funds                --           257,397          1,955,665           785,431
   Net change in unrealized appreciation
     (depreciation) of investments                       (498,506)       (1,302,363)        (4,641,225)       (1,617,124)
                                                      -----------       -----------        -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                             (425,955)       (1,112,485)        (3,125,314)         (769,942)
                                                      -----------       -----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           1,906             4,017             10,306                20
   Net transfers from (to) other Divisions or
     fixed rate option                                     57,248          (104,941)            45,215          (111,421)
   Mortality reserve transfers                                 --                --                 --                --
   Contract withdrawals                                  (644,994)         (266,026)          (879,338)         (437,270)
   Death benefits                                         (57,277)          (72,645)           (54,769)          (13,421)
   Annuity benefits                                            --                --                 --                --
                                                      -----------       -----------        -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (643,117)         (439,595)          (878,586)         (562,092)
                                                      -----------       -----------        -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,069,072)       (1,552,080)        (4,003,900)       (1,332,034)
NET ASSETS:
   Beginning of year                                    2,353,128         2,731,262          8,216,439         2,469,334
                                                      -----------       -----------        -----------       -----------
   End of year                                        $ 1,284,056       $ 1,179,182        $ 4,212,539       $ 1,137,300
                                                      ===========       ===========        ===========       ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                       $   211,768       $       887        $   (71,948)      $   (11,891)
   Net realized gain (loss) on investments                102,024           111,108            689,775           703,008
   Capital gain distributions from mutual funds                --           293,754            947,489           289,515
   Net change in unrealized appreciation
     (depreciation) of investments                       (231,451)          (38,049)          (918,897)       (1,539,030)
                                                      -----------       -----------        -----------       -----------
Increase (decrease) in net assets resulting from
  operations                                               82,341           367,700            646,419          (558,398)
                                                      -----------       -----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           2,938             1,892              4,794               680
   Net transfers from (to) other Divisions or
     fixed rate option                                    (13,859)           22,501           (202,630)         (323,175)
   Mortality reserve transfers                                 --                --                 --                --
   Contract withdrawals                                  (978,589)         (890,542)        (2,386,475)         (791,247)
   Death benefits                                         (79,006)          (36,274)          (228,974)          (36,557)
   Annuity benefits                                            --                --                 --                --
                                                      -----------       -----------        -----------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,068,516)         (902,423)        (2,813,285)       (1,150,299)
                                                      -----------       -----------        -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (986,175)         (534,723)        (2,166,866)       (1,708,697)
NET ASSETS:
   Beginning of year                                    3,339,303         3,265,985         10,383,305         4,178,031
                                                      -----------       -----------        -----------       -----------
   End of year                                        $ 2,353,128       $ 2,731,262        $ 8,216,439       $ 2,469,334
                                                      ===========       ===========        ===========       ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                       Divisions
                                                             -------------------------------------------------------------
                                                                 UIF Value                     Van Kampen
                                                             Portfolio - Class  Van Kampen   Corporate Bond   Van Kampen
                                                                 I Shares      Comstock Fund      Fund      High Yield Fund
                                                             ----------------- ------------- -------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                 $    93,655     $    55,849     $  6,175      $   271,313
   Net realized gain (loss) on investments                         (445,927)        (37,213)      (4,035)        (371,304)
   Capital gain distributions from mutual funds                     796,763          44,578           --               --
   Net change in unrealized appreciation (depreciation) of
     investments                                                 (2,357,701)     (1,771,922)     (15,899)        (820,668)
                                                                -----------     -----------     --------      -----------
Increase (decrease) in net assets resulting from operations      (1,913,210)     (1,708,708)     (13,759)        (920,659)
                                                                -----------     -----------     --------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     4,135              --           --            1,784
   Net transfers from (to) other Divisions or fixed rate
     option                                                        (334,054)       (106,495)      (8,843)         (73,063)
   Mortality reserve transfers                                           --              --           --               --
   Contract withdrawals                                          (1,118,337)       (487,998)     (24,488)        (258,887)
   Death benefits                                                   (85,935)        (90,715)          --         (124,864)
   Annuity benefits                                                      --          (5,474)          --               --
                                                                -----------     -----------     --------      -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (1,534,191)       (690,682)     (33,331)        (455,030)
                                                                -----------     -----------     --------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (3,447,401)     (2,399,390)     (47,090)      (1,375,689)
NET ASSETS:
   Beginning of year                                              6,240,815       5,143,307      153,829        4,145,659
                                                                -----------     -----------     --------      -----------
   End of year                                                  $ 2,793,414     $ 2,743,917     $106,739      $ 2,769,970
                                                                ===========     ===========     ========      ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                 $    37,107     $    60,656     $  6,119      $   268,162
   Net realized gain (loss) on investments                          275,063          90,862          (26)        (239,223)
   Capital gain distributions from mutual funds                     553,034         301,185           --               --
   Net change in unrealized appreciation (depreciation) of
     investments                                                 (1,111,932)       (579,268)        (181)         107,643
                                                                -----------     -----------     --------      -----------
Increase (decrease) in net assets resulting from operations        (246,728)       (126,565)       5,912          136,582
                                                                -----------     -----------     --------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     1,999              --           --            1,784
   Net transfers from (to) other Divisions or fixed rate
     option                                                        (165,683)           (591)          (3)               2
   Mortality reserve transfers                                           --          14,782           --               --
   Contract withdrawals                                          (1,837,889)       (281,293)          --         (271,991)
   Death benefits                                                   (32,785)             --           --          (94,905)
   Annuity benefits                                                      --          (6,881)          --               --
                                                                -----------     -----------     --------      -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (2,034,358)       (273,983)          (3)        (365,110)
                                                                -----------     -----------     --------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (2,281,086)       (400,548)       5,909         (228,528)
NET ASSETS:
   Beginning of year                                              8,521,901       5,543,855      147,920        4,374,187
                                                                -----------     -----------     --------      -----------
   End of year                                                  $ 6,240,815     $ 5,143,307     $153,829      $ 4,145,659
                                                                ===========     ===========     ========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Divisions
                                                   -----------------------------------------------------------------------------
                                                                                                                 Van Kampen LIT
                                                     Van Kampen LIT      Van Kampen LIT      Van Kampen LIT        Growth and
                                                     Capital Growth        Enterprise          Government      Income Portfolio -
                                                   Portfolio - Class I Portfolio - Class I Portfolio - Class I      Class I
                                                   ------------------- ------------------- ------------------- ------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                        $   (55,948)        $   (22,170)        $   168,417        $    188,928
   Net realized gain (loss) on investments              (1,281,227)           (976,364)           (106,945)            424,405
   Capital gain distributions from mutual funds                 --                  --                  --             822,168
   Net change in unrealized appreciation
     (depreciation) of investments                      (2,583,642)         (4,021,864)            (68,992)         (9,571,158)
                                                       -----------         -----------         -----------        ------------
Increase (decrease) in net assets resulting from
  operations                                            (3,920,817)         (5,020,398)             (7,520)         (8,135,657)
                                                       -----------         -----------         -----------        ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            2,428               2,872                  20              14,235
   Net transfers from (to) other Divisions or
     fixed rate option                                    (302,561)           (136,673)           (148,049)         (1,217,183)
   Mortality reserve transfers                                  --                  --                  --                  --
   Contract withdrawals                                   (884,688)         (1,244,412)         (1,055,681)         (4,415,822)
   Death benefits                                         (193,431)           (204,506)           (256,527)           (557,884)
   Annuity benefits                                        (27,877)                 --              (3,485)                 --
                                                       -----------         -----------         -----------        ------------
Increase (decrease) in net assets resulting from
  principal transactions                                (1,406,129)         (1,582,719)         (1,463,722)         (6,176,654)
                                                       -----------         -----------         -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (5,326,946)         (6,603,117)         (1,471,242)        (14,312,311)
NET ASSETS:
   Beginning of year                                     8,952,443          12,607,667           5,522,860          28,616,523
                                                       -----------         -----------         -----------        ------------
   End of year                                         $ 3,625,497         $ 6,004,550         $ 4,051,618        $ 14,304,212
                                                       ===========         ===========         ===========        ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                        $  (130,251)        $  (122,819)        $   209,796        $    105,255
   Net realized gain (loss) on investments              (2,262,494)         (1,295,986)            (45,229)          2,867,771
   Capital gain distributions from mutual funds                 --                  --                  --           1,366,117
   Net change in unrealized appreciation
     (depreciation) of investments                       3,759,692           2,867,930             163,984          (3,612,236)
                                                       -----------         -----------         -----------        ------------
Increase (decrease) in net assets resulting from
  operations                                             1,366,947           1,449,125             328,551             726,907
                                                       -----------         -----------         -----------        ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            4,226               9,724               4,080              18,780
   Net transfers from (to) other Divisions or
     fixed rate option                                    (559,689)           (243,566)             19,609            (609,695)
   Mortality reserve transfers                                  --                  --               8,610                  --
   Contract withdrawals                                 (2,081,314)         (2,060,608)         (1,237,586)         (9,223,708)
   Death benefits                                         (191,563)           (388,050)           (139,983)           (671,786)
   Annuity benefits                                        (34,499)                 --              (3,504)                 --
                                                       -----------         -----------         -----------        ------------
Increase (decrease) in net assets resulting from
  principal transactions                                (2,862,839)         (2,682,500)         (1,348,774)        (10,486,409)
                                                       -----------         -----------         -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,495,892)         (1,233,375)         (1,020,223)         (9,759,502)
NET ASSETS:
   Beginning of year                                    10,448,335          13,841,042           6,543,083          38,376,025
                                                       -----------         -----------         -----------        ------------
   End of year                                         $ 8,952,443         $12,607,667         $ 5,522,860        $ 28,616,523
                                                       ===========         ===========         ===========        ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                            Divisions
                                                                  ------------------------------------------------------------
                                                                    Van Kampen LIT
                                                                     Money Market      Van Kampen  WM VT Growth &     WM VT
                                                                  Portfolio - Class I Reserve Fund  Income Fund    Growth Fund
                                                                  ------------------- ------------ -------------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                       $    26,995       $  2,537    $         --  $         --
   Net realized gain (loss) on investments                                     --             --              --            --
   Capital gain distributions from mutual funds                                --             --              --            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                               --             --              --            --
                                                                      -----------       --------    ------------  ------------
Increase (decrease) in net assets resulting from operations                26,995          2,537              --            --
                                                                      -----------       --------    ------------  ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              --             --              --            --
   Net transfers from (to) other Divisions or fixed rate option         1,121,886             (5)             --            --
   Mortality reserve transfers                                                 --             --              --            --
   Contract withdrawals                                                (1,907,462)        (6,764)             --            --
   Death benefits                                                        (110,205)            --              --            --
   Annuity benefits                                                        (7,437)        (2,950)             --            --
                                                                      -----------       --------    ------------  ------------
Increase (decrease) in net assets resulting from principal
  transactions                                                           (903,218)        (9,719)             --            --
                                                                      -----------       --------    ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (876,223)        (7,182)             --            --
NET ASSETS:
   Beginning of year                                                    4,145,424        243,654              --            --
                                                                      -----------       --------    ------------  ------------
   End of year                                                        $ 3,269,201       $236,472    $         --  $         --
                                                                      ===========       ========    ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                       $   137,639       $  8,822    $    404,578  $     47,017
   Net realized gain (loss) on investments                                     --             --       3,992,120    (4,223,890)
   Capital gain distributions from mutual funds                                --             --              --            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                               --             --      (4,568,433)    4,246,286
                                                                      -----------       --------    ------------  ------------
Increase (decrease) in net assets resulting from operations               137,639          8,822        (171,735)       69,413
                                                                      -----------       --------    ------------  ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              --             --             102            55
   Net transfers from (to) other Divisions or fixed rate option           684,287            (19)    (33,335,283)  (32,515,140)
   Mortality reserve transfers                                              9,436          9,300              --            --
   Contract withdrawals                                                (1,105,668)       (26,203)        (56,234)      (94,901)
   Death benefits                                                            (151)            --              --            --
   Annuity benefits                                                        (9,291)        (2,958)             --            --
                                                                      -----------       --------    ------------  ------------
Increase (decrease) in net assets resulting from principal
  transactions                                                           (421,387)       (19,880)    (33,391,415)  (32,609,986)
                                                                      -----------       --------    ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (283,748)       (11,058)    (33,563,150)  (32,540,573)
NET ASSETS:
   Beginning of year                                                    4,429,172        254,712      33,563,150    32,540,573
                                                                      -----------       --------    ------------  ------------
   End of year                                                        $ 4,145,424       $243,654    $         --  $         --
                                                                      ===========       ========    ============  ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                      Divisions
                                                                                      -----------------------------------------
                                                                                          WM VT
                                                                                      International WM VT Money  WM VT Small Cap
                                                                                       Growth Fund  Market Fund    Growth Fund
                                                                                      ------------- -----------  ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                                        $        --  $        --    $        --
   Net realized gain (loss) on investments                                                      --           --             --
   Capital gain distributions from mutual funds                                                 --           --             --
   Net change in unrealized appreciation (depreciation) of investments                          --           --             --
                                                                                       -----------  -----------    -----------
Increase (decrease) in net assets resulting from operations                                     --           --             --
                                                                                       -----------  -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                               --           --             --
   Net transfers from (to) other Divisions or fixed rate option                                 --           --             --
   Mortality reserve transfers                                                                  --           --             --
   Contract withdrawals                                                                         --           --             --
   Death benefits                                                                               --           --             --
   Annuity benefits                                                                             --           --             --
                                                                                       -----------  -----------    -----------
Increase (decrease) in net assets resulting from principal transactions                         --           --             --
                                                                                       -----------  -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                         --           --             --
NET ASSETS:
   Beginning of year                                                                            --           --             --
                                                                                       -----------  -----------    -----------
   End of year                                                                         $        --  $        --    $        --
                                                                                       ===========  ===========    ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                                        $   181,206  $     3,055    $    (2,255)
   Net realized gain (loss) on investments                                                 802,990           --        546,510
   Capital gain distributions from mutual funds                                          1,358,939           --             --
   Net change in unrealized appreciation (depreciation) of investments                  (2,520,974)          --       (636,253)
                                                                                       -----------  -----------    -----------
Increase (decrease) in net assets resulting from operations                               (177,839)       3,055        (91,998)
                                                                                       -----------  -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                               20           --             20
   Net transfers from (to) other Divisions or fixed rate option                         (9,147,443)  (8,591,973)    (8,283,860)
   Mortality reserve transfers                                                                  --           --             --
   Contract withdrawals                                                                    (25,434)    (585,535)       (31,207)
   Death benefits                                                                               --           --             --
   Annuity benefits                                                                             --           --             --
                                                                                       -----------  -----------    -----------
Increase (decrease) in net assets resulting from principal transactions                 (9,172,857)  (9,177,508)    (8,315,047)
                                                                                       -----------  -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 (9,350,696)  (9,174,453)    (8,407,045)
NET ASSETS:
   Beginning of year                                                                     9,350,696    9,174,453      8,407,045
                                                                                       -----------  -----------    -----------
   End of year                                                                         $        --  $        --    $        --
                                                                                       ===========  ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor(R), Platinum Investor(R) Immediate Variable Annuity ("Platinum Investor Immediate VA"), Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and Other Contracts. The products listed above are not available for sale. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Divisions are as follows:

                        AIG RETIREMENT COMPANY I: (25)
              AIG Retirement Company I Blue Chip Growth Fund (26)
                 AIG Retirement Company I Core Value Fund (27)
              AIG Retirement Company I Health Sciences Fund (28)
           AIG Retirement Company I International Equities Fund (29)
               AIG Retirement Company I Mid Cap Index Fund (30)
               AIG Retirement Company I Money Market I Fund (31)
            AIG Retirement Company I Nasdaq-100(R) Index Fund (32) AIG Retirement Company I Science & Technology Fund (33)
              AIG Retirement Company I Small Cap Index Fund (34)
              AIG Retirement Company I Social Awareness Fund (35)
                AIG Retirement Company I Stock Index Fund (36)

                  AIM VARIABLE INSURANCE FUNDS ("AIM V.I."):
                     AIM V.I. Core Equity Fund - Series I
                 AIM V.I. International Growth Fund - Series I

                  THE ALGER AMERICAN FUND ("ALGER AMERICAN"):
    Alger American Capital Appreciation Portfolio - Class O Shares (1) (22)
          Alger American MidCap Growth Portfolio - Class O Shares (1)

      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("AMERICAN CENTURY VP"):
         American Century VP Inflation Protection Fund - Class II (1)
                   American Century VP Value Fund - Class I

                    CREDIT SUISSE TRUST ("CREDIT SUISSE"):
                   Credit Suisse Small Cap Core I Portfolio

                 DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP"):
              Dreyfus IP MidCap Stock Portfolio - Initial Shares

     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES:

               DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF"):
           Dreyfus VIF Developing Leaders Portfolio - Initial Shares
              Dreyfus VIF Quality Bond Portfolio - Initial Shares

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

              EVERGREEN VARIABLE ANNUITY TRUST ("EVERGREEN VA"):
        Evergreen VA Diversified Income Builder Fund - Class 1 (1) (21)
                    Evergreen VA High Income Fund - Class 1

         FIDELITY(R) VARIABLE INSURANCE PRODUCTS ("FIDELITY(R) VIP"):
          Fidelity(R) VIP Asset Manager/SM/ Portfolio - Initial Class
         Fidelity(R) VIP Asset Manager/SM/ Portfolio - Service Class 2
           Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
           Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 (1) Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 (1) Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2 (1)
              Fidelity(R) VIP Growth Portfolio - Service Class 2
              Fidelity(R) VIP Index 500 Portfolio - Initial Class
            Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (1)
              Fidelity(R) VIP Overseas Portfolio - Initial Class

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("FRANKLIN TEMPLETON"):
   Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2 (1)
        Franklin Templeton Franklin U.S. Government Fund - Class 2 (1) Franklin Templeton Mutual Shares Securities Fund - Class 2 (1) Franklin Templeton Templeton Foreign Securities Fund - Class 2
      Franklin Templeton Templeton Global Asset Allocation Fund - Class 2

         GOLDMAN SACHS VARIABLE INSURANCE TRUST ("GOLDMAN SACHS VIT"):
         Goldman Sachs VIT Capital Growth Fund - Institutional Shares

                      JANUS ASPEN SERIES ("JANUS ASPEN"):
          Janus Aspen International Growth Portfolio - Service Shares
             Janus Aspen Mid Cap Growth Portfolio - Service Shares
            Janus Aspen Worldwide Growth Portfolio - Service Shares

                  J.P. MORGAN SERIES TRUST II ("JP MORGAN"):
                     JPMorgan Mid Cap Value Portfolio (1)
                       JPMorgan Small Company Portfolio

              MFS(R) VARIABLE INSURANCE TRUST/SM/ ("MFS(R) VIT"):
              MFS(R) VIT Core Equity Series - Initial Class (19)
                 MFS(R) VIT Growth Series - Initial Class (23)
                MFS(R) VIT New Discovery Series - Initial Class
                  MFS(R) VIT Research Series - Initial Class

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT"):
               Neuberger Berman AMT Balanced Portfolio - Class I
            Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
             Neuberger Berman AMT Partners Portfolio - Class I (1)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

              OPPENHEIMER VARIABLE ACCOUNT FUNDS ("OPPENHEIMER"):
             Oppenheimer Balanced Fund/VA - Non-Service Shares (1)
        Oppenheimer Global Securities Fund/VA - Non-Service Shares (1)

                 PIMCO VARIABLE INSURANCE TRUST ("PIMCO VIT"):
  PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class (1)
            PIMCO VIT Real Return Portfolio - Administrative Class
             PIMCO VIT Short-Term Portfolio - Administrative Class
            PIMCO VIT Total Return Portfolio - Administrative Class

                 PIONEER VARIABLE CONTRACTS TRUST ("PIONEER"):
                     Pioneer Fund VCT Portfolio - Class I
             Pioneer Growth Opportunities VCT Portfolio - Class I
               Pioneer Mid Cap Value VCT Portfolio - Class I (1)

          PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PRINCIPAL"): (2)
                Principal Diversified International Account (3)
                     Principal Equity Income Account I (4)
                         Principal Growth Account (5)
                         Principal Income Account (6)
                     Principal LargeCap Blend Account (7)
                      Principal MidCap Stock Account (8)
                      Principal Money Market Account (9)
                  Principal Mortgage Securities Account (10)
                     Principal SAM Balanced Portfolio (11)
              Principal SAM Conservative Balanced Portfolio (12)
               Principal SAM Conservative Growth Portfolio (13)
                 Principal SAM Flexible Income Portfolio (14)
                 Principal SAM Strategic Growth Portfolio (15)
                   Principal Short-Term Income Account (16)
                    Principal SmallCap Growth Account (17)
                   Principal West Coast Equity Account (18)

                     PUTNAM VARIABLE TRUST ("PUTNAM VT"):
               Putnam VT Diversified Income Fund - Class IB (1)
                  Putnam VT Growth and Income Fund - Class IB
           Putnam VT International Growth and Income Fund - Class IB

                              ROYCE CAPITAL FUND:
                           Royce Small-Cap Portfolio

                    SUNAMERICA SERIES TRUST ("SUNAMERICA"):
             SunAmerica Aggressive Growth Portfolio - Class 1 (1)
               SunAmerica Balanced Portfolio - Class 1 (1) (20)

               THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
              UIF Capital Growth Portfolio - Class I Shares (24)
             UIF Core Plus Fixed Income Portfolio - Class I Shares
            UIF Emerging Markets Equity Portfolio - Class I Shares

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

         THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"): - CONTINUED
              UIF Global Value Equity Portfolio - Class I Shares
                   UIF High Yield Portfolio - Class I Shares
              UIF International Magnum Portfolio - Class I Shares
               UIF U.S. Mid Cap Value Portfolio - Class I Shares
                UIF U.S. Real Estate Portfolio - Class I Shares
                     UIF Value Portfolio - Class I Shares

                    VAN KAMPEN MUTUAL FUNDS ("VAN KAMPEN"):
                           Van Kampen Comstock Fund
                        Van Kampen Corporate Bond Fund
                          Van Kampen High Yield Fund
                            Van Kampen Reserve Fund

             VAN KAMPEN LIFE INVESTMENT TRUST ("VAN KAMPEN LIT"):
            Van Kampen LIT Capital Growth Portfolio - Class I (37)
                 Van Kampen LIT Enterprise Portfolio - Class I
                 Van Kampen LIT Government Portfolio - Class I
             Van Kampen LIT Growth and Income Portfolio - Class I
                Van Kampen LIT Money Market Portfolio - Class I

           VANGUARD(R) VARIABLE INSURANCE FUND ("VANGUARD(R) VIF"):
                 Vanguard(R) VIF High Yield Bond Portfolio (1)
                   Vanguard(R) VIF REIT Index Portfolio (1)

                       WM VARIABLE TRUST ("WM VT"): (2)
                        WM VT Growth & Income Fund (7)
                             WM VT Growth Fund (5)
                      WM VT International Growth Fund (3)
                          WM VT Money Market Fund (9)
                       WM VT Small Cap Growth Fund (17)

(1) Divisions had no activity in current year.

(2) Effective January 5, 2007, WM Variable Trust was reorganized and combined with Principal Variable Contracts Fund, Inc.

(3) Effective January 5, 2007, WM VT International Growth Fund merged into Principal Diversified International Account.

(4) Effective January 5, 2007, WM VT Equity Income Fund changed its name to Principal Equity Income Account I.

(5) Effective January 5, 2007, WM VT Growth Fund merged into Principal Growth Account.

(6) Effective January 5, 2007, WM VT Income Fund changed its name to Principal Income Account.

(7) Effective January 5, 2007, WM VT Growth & Income Fund merged into Principal LargeCap Blend Account.

(8) Effective January 5, 2007, WM VT Mid Cap Stock Fund changed its name to Principal MidCap Stock Account.

(9) Effective January 5, 2007, WM VT Money Market Fund merged into Principal Money Market Account.

(10)Effective January 5, 2007, WM VT U.S. Government Securities Fund changed its name to Principal Mortgage Securities Account.

(11)Effective January 5, 2007, WM VT Balanced Portfolio changed its name to Principal SAM Balanced Portfolio.

(12)Effective January 5, 2007, WM VT Conservative Balanced Portfolio changed its name to Principal SAM Conservative Balanced Portfolio.

(13)Effective January 5, 2007, WM VT Conservative Growth Portfolio changed its name to Principal SAM Conservative Growth Portfolio.

(14)Effective January 5, 2007, WM VT Flexible Income Portfolio changed its name to Principal SAM Flexible Income Portfolio.

(15)Effective January 5, 2007, WM VT Strategic Growth Portfolio changed its name to Principal SAM Strategic Growth Portfolio.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

(16)Effective January 5, 2007, WM VT Short Term Income Fund changed its name to Principal Short-Term Income Account.

(17)Effective January 5, 2007, WM VT Small Cap Growth Fund merged into Principal SmallCap Growth Account.

(18)Effective January 5, 2007, WM VT West Coast Equity Fund changed its name to Principal West Coast Equity Account.

(19)Effective May 1, 2007, MFS VIT Capital Opportunities Series - Initial Class changed its name to MFS VIT Core Equity Series - Initial Class.

(20)Effective May 1, 2007, SunAmerica - SunAmerica Balanced Portfolio - Class 1 changed its name to SunAmerica Balanced Portfolio - Class 1.

(21)Effective June 1, 2007, Evergreen VA Strategic Income Fund - Class 1 changed its name to Evergreen VA Diversified Income Builder Fund - Class 1.

(22)Effective May 1, 2008, Alger American Leveraged AllCap Portfolio - Class O Shares changed its name to Alger American Capital Appreciation Portfolio - Class O Shares.

(23)Effective May 1, 2008, MFS VIT Emerging Growth Series - Initial Class changed its name to MFS VIT Growth Series - Initial Class.

(24)Effective May 1, 2008, UIF Equity Growth Portfolio - Class I Shares changed its name to UIF Capital Growth Portfolio - Class I Shares.

(25)Effective May 1, 2008, VALIC Company I changed its name to AIG Retirement Company I.

(26)Effective May 1, 2008, VALIC Company I Blue Chip Growth Fund changed its name to AIG Retirement Company I Blue Chip Growth Fund.

(27)Effective May 1, 2008, VALIC Company I Core Value Fund changed its name to AIG Retirement Company I Core Value Fund.

(28)Effective May 1, 2008, VALIC Company I Health Sciences Fund changed its name to AIG Retirement Company I Health Sciences Fund.

(29)Effective May 1, 2008, VALIC Company I International Equities Fund changed its name to AIG Retirement Company I International Equities Fund.

(30)Effective May 1, 2008, VALIC Company I Mid Cap Index Fund changed its name to AIG Retirement Company I Mid Cap Index Fund.

(31)Effective May 1, 2008, VALIC Company I Money Market I Fund changed its name to AIG Retirement Company I Money Market I Fund.

(32)Effective May 1, 2008, VALIC Company I Nasdaq-100 Index Fund changed its name to AIG Retirement Company I Nasdaq-100 Index Fund.

(33)Effective May 1, 2008, VALIC Company I Science & Technology Fund changed its name to AIG Retirement Company I Science & Technology Fund.

(34)Effective May 1, 2008, VALIC Company I Small Cap Index Fund changed its name to AIG Retirement Company I Small Cap Index Fund.

(35)Effective May 1, 2008, VALIC Company I Social Awareness Fund changed its name to AIG Retirement Company I Social Awareness Fund.

(36)Effective May 1, 2008, VALIC Company I Stock Index Fund changed its name to AIG Retirement Company I Stock Index Fund.

(37)Effective May 1, 2008, Van Kampen LIT Strategic Growth Portfolio - Class I changed its name to Van Kampen LIT Capital Growth Portfolio - Class I.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to AIG Retirement Company I.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions. Net purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

RECENT ACCOUNTING PRONOUNCEMENTS - In September 2006, the FASB issued FAS
No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Separate Account adopted FAS 157 on January 1, 2008, its required effective date, and it resulted in no cumulative effect to the financial statements.

FAIR VALUE MEASUREMENTS - Beginning January 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1 - Fair value measurements determined by quoted prices in active markets for identical investments. The Separate Account does not adjust the quoted price for such instruments. Level 1 assets and liabilities include government and agency securities, actively traded listed common stocks, most separate account assets and most mutual funds.

Level 2 - Fair value measurements based on observable inputs other than quoted prices included in Level 1, inputs such as quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. Level 2 assets and liabilities typically include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund and derivative contracts.

Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Level 3 assets and liabilities principally include fixed maturities.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

The Separate Account assets measured at fair value as of December 31, 2008 consist of investments in mutual funds that trade daily and are measured at fair value using end of day net asset values per share. As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) is present. See Note E - Investments for the table presenting information about assets measured at fair value at December 31, 2008.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

SECURITY VALUATION - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

ANNUITY RESERVES - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Account they will be disclosed as mortality reserve transfers in the Statement of Changes in Net Assets under principle transactions.

Annuity reserves are calculated according to the Progressive Annuity Table, 1983(a) Individual Mortality Table, or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

FEDERAL INCOME TAXES - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

ACCUMULATION UNIT - This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

NOTE C - CONTRACT CHARGES

PREMIUM TAXES - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE C - CONTRACT CHARGES - CONTINUED

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. The annual maintenance charge is paid by redemption of units outstanding. The annual maintenance charge is included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions. A summary of these charges by contract follows:

                                                 MORTALITY AND
                                                EXPENSE RISK AND      ANNUAL
                                             ADMINISTRATIVE CHARGES MAINTENANCE
CONTRACTS                                         ANNUAL RATES        CHARGE
-------------------------------------------  ---------------------- -----------
GENERATIONS(TM)                                       1.40%             $30
Platinum Investor(R)                                  1.35%             N/A
Platinum Investor Immediate VA                        0.55%             N/A
Select Reserve                                        0.40%             N/A
VAriety Plus(R)                                       1.55%             $36
WM Advantage                                          1.40%             N/A
WM Strategic Asset Manager                            1.40%             $35
Other Separate Account D Contracts
  (deferred load)                                     1.25%             $30
Other Separate Account D Contracts (issued
  prior to Jan. 1, 1982)                              0.75%             N/A

CONTRACT FEE AND SALES CHARGE - The Platinum Investor Immediate VA allows the Company to charge a one time contract fee of $100 to cover administrative cost of issuing the contract. The Company may deduct a sales charge to cover sales expenses, including commissions under the Platinum Investor Immediate VA and Other Separate Account D Contracts (issued prior to Jan. 1, 1982). The contract fee and sales charge are deducted from the purchase payments.

TRANSFER CHARGES - The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the contract year. The transfer fee is paid by redemption of units outstanding. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

SURRENDER CHARGE - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The surrender charge reimburses the Company for part of our expenses in distribution of the contracts. The surrender charge is paid by redemption of units outstanding. The surrender charges are included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                      Cost of    Proceeds
Divisions                                                            Purchases  from Sales
-------------------------------------------------------------------- ---------- ----------
AIG Retirement Company I Blue Chip Growth Fund                       $      219 $      442
AIG Retirement Company I Core Value Fund                                  3,336        176
AIG Retirement Company I Health Sciences Fund                             7,693        336
AIG Retirement Company I International Equities Fund                    157,545    190,493
AIG Retirement Company I Mid Cap Index Fund                             290,221  1,143,288
AIG Retirement Company I Money Market I Fund                          1,990,261  2,675,605
AIG Retirement Company I Nasdaq-100 Index Fund                          180,676    306,780
AIG Retirement Company I Science & Technology Fund                      140,494    238,686
AIG Retirement Company I Small Cap Index Fund                            98,262    195,231
AIG Retirement Company I Social Awareness Fund                              291         43
AIG Retirement Company I Stock Index Fund                               379,783  1,180,512
AIM V.I. Core Equity Fund - Series I                                     56,843  1,046,731
AIM V.I. International Growth Fund - Series I                            22,914    439,548
American Century VP Value Fund - Class I                                169,591    592,366
Credit Suisse Small Cap Core I Portfolio                                    965     70,354
Dreyfus IP MidCap Stock Portfolio - Initial Shares                       57,338    129,718
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares       5,223    240,504
Dreyfus VIF Developing Leaders Portfolio - Initial Shares                81,687    411,552
Dreyfus VIF Quality Bond Portfolio - Initial Shares                      99,835    944,179
Evergreen VA High Income Fund - Class 1                                 584,005     26,844
Fidelity VIP Asset Manager Portfolio - Initial Class                     17,241      2,222
Fidelity VIP Asset Manager Portfolio - Service Class 2                   68,883    211,967
Fidelity VIP Contrafund Portfolio - Service Class 2                      71,221  1,075,871
Fidelity VIP Equity-Income Portfolio - Service Class 2                   28,202  1,025,262
Fidelity VIP Growth Portfolio - Service Class 2                           6,881    553,086
Fidelity VIP Index 500 Portfolio - Initial Class                          1,295      1,333
Fidelity VIP Overseas Portfolio - Initial Class                           5,240      1,368
Franklin Templeton Templeton Foreign Securities Fund - Class 2           71,589    265,607
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2     137,172    376,271
Goldman Sachs VIT Capital Growth Fund - Institutional Shares                 61     21,483
Janus Aspen International Growth Portfolio - Service Shares              69,657    188,899
Janus Aspen Mid Cap Growth Portfolio - Service Shares                    30,682    116,596
Janus Aspen Worldwide Growth Portfolio - Service Shares                   2,007    108,764
JPMorgan Small Company Portfolio                                         18,230     34,741
MFS VIT Core Equity Series - Initial Class                                4,989    327,089
MFS VIT Growth Series - Initial Class                                    10,789    754,654
MFS VIT New Discovery Series - Initial Class                             46,101    155,559
MFS VIT Research Series - Initial Class                                   2,954    232,177
Neuberger Berman AMT Balanced Portfolio - Class I                           345        141
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                   3,120     98,251
PIMCO VIT Real Return Portfolio - Administrative Class                  287,217    768,070
PIMCO VIT Short-Term Portfolio - Administrative Class                    18,446    155,056
PIMCO VIT Total Return Portfolio - Administrative Class                  95,403  1,334,787
Pioneer Fund VCT Portfolio - Class I                                     25,965    252,436
Pioneer Growth Opportunities VCT Portfolio - Class I                     79,217    388,183

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES - CONTINUED

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                             Cost of    Proceeds
Divisions                                                   Purchases  from Sales
---------------------------------------------------------- ----------- -----------
Principal Diversified International Account                $ 1,473,647 $ 1,997,073
Principal Equity Income Account I                            1,683,260   9,095,056
Principal Growth Account                                       364,107   7,977,601
Principal Income Account                                     1,923,781   5,691,123
Principal LargeCap Blend Account                             7,530,029   8,634,467
Principal MidCap Stock Account                                 766,884   2,182,400
Principal Money Market Account                              12,963,072  13,588,426
Principal Mortgage Securities Account                          744,117   5,146,236
Principal SAM Balanced Portfolio                            18,397,331  65,671,480
Principal SAM Conservative Balanced Portfolio                  883,311   3,348,983
Principal SAM Conservative Growth Portfolio                 10,362,365  41,695,890
Principal SAM Flexible Income Portfolio                      4,185,777  12,522,477
Principal SAM Strategic Growth Portfolio                     4,800,410  13,659,024
Principal Short-Term Income Account                            424,966   1,649,203
Principal SmallCap Growth Account                               76,954   1,396,280
Principal West Coast Equity Account                          1,292,343   7,027,574
Putnam VT Growth and Income Fund - Class IB                    222,262     475,317
Putnam VT International Growth and Income Fund - Class IB       84,893     200,930
Royce Small-Cap Portfolio                                      140,377      26,474
UIF Capital Growth Portfolio - Class I Shares                  158,060   1,446,353
UIF Core Plus Fixed Income Portfolio - Class I Shares          357,166   1,014,713
UIF Emerging Markets Equity Portfolio - Class I Shares         696,644     621,495
UIF Global Value Equity Portfolio - Class I Shares             945,936     852,334
UIF High Yield Portfolio - Class I Shares                      303,792     800,074
UIF International Magnum Portfolio - Class I Shares            351,845     496,498
UIF U.S. Mid Cap Value Portfolio - Class I Shares            2,664,723   1,621,875
UIF U.S. Real Estate Portfolio - Class I Shares                946,749     680,533
UIF Value Portfolio - Class I Shares                         1,062,389   1,706,162
Van Kampen Comstock Fund                                       140,923     731,177
Van Kampen Corporate Bond Fund                                   7,203      34,360
Van Kampen High Yield Fund                                     298,724     482,440
Van Kampen LIT Capital Growth Portfolio - Class I               47,509   1,509,586
Van Kampen LIT Enterprise Portfolio - Class I                  159,225   1,764,115
Van Kampen LIT Government Portfolio - Class I                  603,212   1,898,517
Van Kampen LIT Growth and Income Portfolio - Class I         1,539,388   6,704,946
Van Kampen LIT Money Market Portfolio - Class I              1,659,675   2,535,899
Van Kampen Reserve Fund                                          4,544      11,726

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS

The following is a summary of fund shares owned as of December 31, 2008.

                                                                       Net Asset Value Value of Shares Cost of Shares
Divisions                                                     Shares      Per Share     at Fair Value       Held      Level (a)
------------------------------------------------------------ --------- --------------- --------------- -------------- ---------
AIG Retirement Company I Blue Chip Growth Fund                  12,334     $ 6.28        $   77,456      $  115,584       1
AIG Retirement Company I Core Value Fund                         5,229       6.52            34,092          55,265       1
AIG Retirement Company I Health Sciences Fund                    9,814       6.95            68,204          99,262       1
AIG Retirement Company I International Equities Fund            57,241       4.80           274,756         493,299       1
AIG Retirement Company I Mid Cap Index Fund                     99,118      12.31         1,220,138       2,072,902       1
AIG Retirement Company I Money Market I Fund                 6,872,828       1.00         6,872,828       6,872,828       1
AIG Retirement Company I Nasdaq-100 Index Fund                  34,630       3.25           112,548         176,823       1
AIG Retirement Company I Science & Technology Fund              11,115       7.94            88,255         145,569       1
AIG Retirement Company I Small Cap Index Fund                   25,639       9.28           237,927         406,516       1
AIG Retirement Company I Social Awareness Fund                     190      10.42             1,984           3,938       1
AIG Retirement Company I Stock Index Fund                       84,894      18.59         1,578,186       2,576,581       1
AIM V.I. Core Equity Fund - Series I                            66,179      19.75         1,307,043       1,658,402       1
AIM V.I. International Growth Fund - Series I                   26,520      19.49           516,881         614,316       1
American Century VP Value Fund - Class I                       109,825       4.68           513,981         791,609       1
Credit Suisse Small Cap Core I Portfolio                        10,223      10.11           103,356         151,647       1
Dreyfus IP MidCap Stock Portfolio - Initial Shares              22,787       7.85           178,879         357,031       1
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares                                                22,085      19.86           438,602         546,489       1
Dreyfus VIF Developing Leaders Portfolio - Initial Shares       29,488      19.01           560,561       1,061,432       1
Dreyfus VIF Quality Bond Portfolio - Initial Shares            147,748      10.11         1,493,737       1,670,725       1
Evergreen VA High Income Fund - Class 1                        703,923       6.29         4,427,678       6,685,476       1
Fidelity VIP Asset Manager Portfolio - Initial Class            10,173      10.31           104,886         144,575       1
Fidelity VIP Asset Manager Portfolio - Service Class 2          16,514      10.15           167,617         237,457       1
Fidelity VIP Contrafund Portfolio - Service Class 2             47,532      15.14           719,632       1,374,089       1
Fidelity VIP Equity-Income Portfolio - Service Class 2          48,533      13.00           630,934       1,165,003       1
Fidelity VIP Growth Portfolio - Service Class 2                 17,024      23.31           396,830         546,333       1
Fidelity VIP Index 500 Portfolio - Initial Class                   291      99.19            28,899          37,466       1
Fidelity VIP Overseas Portfolio - Initial Class                  1,971      12.17            23,990          34,354       1
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2                                                       25,037      10.76           269,398         396,252       1
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2                                                       36,539       8.47           309,489         472,722       1
Goldman Sachs VIT Capital Growth Fund - Institutional Shares     4,368       7.40            32,327          41,166       1
Janus Aspen International Growth Portfolio - Service Shares      7,932      26.01           206,303         343,856       1
Janus Aspen Mid Cap Growth Portfolio - Service Shares           10,187      20.70           210,872         220,659       1
Janus Aspen Worldwide Growth Portfolio - Service Shares          4,759      19.10            90,899         118,260       1
JPMorgan Small Company Portfolio                                11,951       9.84           117,599         198,904       1
MFS VIT Core Equity Series - Initial Class                      24,001      10.38           249,126         270,414       1
MFS VIT Growth Series - Initial Class                           53,991      15.62           843,339         843,230       1
MFS VIT New Discovery Series - Initial Class                    12,759       8.23           105,010         183,921       1
MFS VIT Research Series - Initial Class                         10,634      12.90           137,185         154,562       1
Neuberger Berman AMT Balanced Portfolio - Class I                  860       7.58             6,521           7,855       1
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I          9,084      16.14           146,617         174,506       1
PIMCO VIT Real Return Portfolio - Administrative Class          79,247      11.26           892,325         997,617       1
PIMCO VIT Short-Term Portfolio - Administrative Class           30,107       9.62           289,625         302,464       1
PIMCO VIT Total Return Portfolio - Administrative Class         95,491      10.31           984,514         982,871       1
Pioneer Fund VCT Portfolio - Class I                            15,572      15.94           248,211         322,201       1
Pioneer Growth Opportunities VCT Portfolio - Class I            30,068      13.24           398,100         697,617       1

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS - CONTINUED

The following is a summary of fund shares owned as of December 31, 2008.

                                                                     Net Asset Value Value of Shares Cost of Shares
Divisions                                                   Shares      Per Share     at Fair Value       Held      Level (a)
---------------------------------------------------------- --------- --------------- --------------- -------------- ---------
Principal Diversified International Account                  334,524     $ 9.25        $ 3,094,348    $ 6,519,474       1
Principal Equity Income Account I                            530,643      11.60          6,155,459      9,444,618       1
Principal Growth Account                                   1,112,870      10.14         11,284,500     16,189,076       1
Principal Income Account                                     748,007       9.36          7,001,344      7,720,589       1
Principal LargeCap Blend Account                           1,786,570       4.88          8,718,464     17,073,651       1
Principal MidCap Stock Account                               167,683       8.08          1,354,879      2,473,953       1
Principal Money Market Account                             6,076,634       1.00          6,076,634      6,076,634       1
Principal Mortgage Securities Account                        619,027      10.28          6,363,593      6,402,421       1
Principal SAM Balanced Portfolio                           4,804,114      11.95         57,409,165     72,014,305       1
Principal SAM Conservative Balanced Portfolio                337,104       9.49          3,199,113      3,991,776       1
Principal SAM Conservative Growth Portfolio                3,161,699      12.34         39,015,361     48,581,452       1
Principal SAM Flexible Income Portfolio                      949,682      10.58         10,047,634     12,727,589       1
Principal SAM Strategic Growth Portfolio                     983,032      12.28         12,071,632     16,146,358       1
Principal Short-Term Income Account                        1,141,778       2.41          2,751,685      2,883,305       1
Principal SmallCap Growth Account                            444,258       6.68          2,967,640      4,728,189       1
Principal West Coast Equity Account                          347,956      15.05          5,236,736      7,287,575       1
Putnam VT Growth and Income Fund - Class IB                   49,379      11.47            566,375      1,094,981       1
Putnam VT International Growth and Income Fund - Class IB     26,817       7.14            191,473        416,537       1
Royce Small-Cap Portfolio                                    194,282       6.42          1,247,290      1,522,533       1
UIF Capital Growth Portfolio - Class I Shares                215,997      10.19          2,201,009      3,052,647       1
UIF Core Plus Fixed Income Portfolio - Class I Shares        111,181       9.91          1,101,802      1,237,781       1
UIF Emerging Markets Equity Portfolio - Class I Shares       118,290       7.66            906,099      1,843,618       1
UIF Global Value Equity Portfolio - Class I Shares           269,158       6.75          1,816,817      3,252,404       1
UIF High Yield Portfolio - Class I Shares                    141,728       9.06          1,284,056      1,808,393       1
UIF International Magnum Portfolio - Class I Shares          171,892       6.86          1,179,182      1,980,389       1
UIF U.S. Mid Cap Value Portfolio - Class I Shares            547,794       7.69          4,212,539      7,459,040       1
UIF U.S. Real Estate Portfolio - Class I Shares              138,526       8.21          1,137,301      2,389,704       1
UIF Value Portfolio - Class I Shares                         417,551       6.69          2,793,414      5,085,188       1
Van Kampen Comstock Fund                                     252,896      10.85          2,743,917      4,037,141       1
Van Kampen Corporate Bond Fund                                18,726       5.70            106,739        122,332       1
Van Kampen High Yield Fund                                   381,014       7.27          2,769,969      4,170,569       1
Van Kampen LIT Capital Growth Portfolio - Class I            212,017      17.10          3,625,498      7,310,217       1
Van Kampen LIT Enterprise Portfolio - Class I                608,364       9.87          6,004,551     10,366,130       1
Van Kampen LIT Government Portfolio - Class I                436,597       9.28          4,051,619      4,011,455       1
Van Kampen LIT Growth and Income Portfolio - Class I       1,041,064      13.74         14,304,213     18,005,172       1
Van Kampen LIT Money Market Portfolio - Class I            3,269,200       1.00          3,269,200      3,269,200       1
Van Kampen Reserve Fund                                      236,472       1.00            236,472        236,472       1

(a)Represents the level within the fair value hierarchy under which the portfolio is classified as defined in FAS 157 and described in Note B to the financial statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
AIG Retirement Company I Blue Chip Growth Fund
   Select Reserve                                                   --             --         --            --               --
AIG Retirement Company I Core Value Fund
   Select Reserve                                                   --             --         --            --               --
AIG Retirement Company I Health Sciences Fund
   Select Reserve                                                   --             --         --            --               --
AIG Retirement Company I International Equities Fund
   Platinum Investor                                             1,159         (9,279)        --            --           (8,120)
   Select Reserve                                                   --             --         --            --               --
   VAriety Plus                                                     --            (83)        --            --              (83)
AIG Retirement Company I Mid Cap Index Fund
   Platinum Investor                                                44        (57,123)        --            --          (57,079)
   Select Reserve                                                   --         (1,472)        --            --           (1,472)
AIG Retirement Company I Money Market I Fund
   Platinum Investor                                            48,635        (89,798)        --            --          (41,163)
   Select Reserve                                                   --        (48,686)        --            --          (48,686)
AIG Retirement Company I Nasdaq-100 Index Fund
   Platinum Investor                                                --        (26,262)        --            --          (26,262)
AIG Retirement Company I Science & Technology Fund
   Platinum Investor                                                --        (24,939)        --            --          (24,939)
AIG Retirement Company I Small Cap Index Fund
   Platinum Investor                                             1,169        (10,499)        --            --           (9,330)
AIG Retirement Company I Social Awareness Fund
   VAriety Plus                                                     --             (1)        --            --               (1)
AIG Retirement Company I Stock Index Fund
   Platinum Investor                                               430       (105,936)        --            --         (105,506)
   Select Reserve                                                   --         (2,048)        --            --           (2,048)
   VAriety Plus                                                     --        (16,152)        --            --          (16,152)
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                 4        (95,796)        --            --          (95,792)
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                 6        (28,381)        --            --          (28,375)
American Century VP Value Fund - Class I
   Platinum Investor                                                18        (37,983)        --            --          (37,965)
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                                --         (9,766)        --            --           (9,766)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                --        (10,878)        --            --          (10,878)
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                                --        (30,442)        --            --          (30,442)
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                               140        (36,593)        --            --          (36,453)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                99        (66,315)        --            --          (66,216)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                   --          (814)         --            --            (814)
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     --           (48)         --            --             (48)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                             1,272       (16,796)         --            --         (15,524)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                               502       (79,779)         --            --         (79,277)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                23       (84,896)         --            --         (84,873)
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                35       (82,259)         --            --         (82,224)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     --          (227)         --            --            (227)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     --          (264)         --            --            (264)
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                               490       (18,592)         --            --         (18,102)
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                                 3       (22,132)         --            --         (22,129)
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                --        (2,332)         --            --          (2,332)
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                63       (11,401)         --            --         (11,338)
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                47       (14,653)         --            --         (14,606)
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                 7       (15,066)         --            --         (15,059)
JPMorgan Small Company Portfolio
   Platinum Investor                                                42        (3,207)         --            --          (3,165)
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                               132       (45,717)         --            --         (45,585)
MFS VIT Growth Series - Initial Class
   Platinum Investor                                                76       (75,868)         --            --         (75,792)
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                --       (17,649)         --            --         (17,649)
MFS VIT Research Series - Initial Class
   Platinum Investor                                                --       (26,526)         --            --         (26,526)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                     --            (2)         --            --              (2)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                 7       (12,739)         --            --         (12,732)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                            14,097       (45,566)         --            --         (31,469)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                 --        (12,509)       --               --        (12,509)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                209        (90,185)       --               --        (89,976)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                 --        (22,128)       --               --        (22,128)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                164        (39,884)       --               --        (39,720)
Principal Diversified International Account
   WM Advantage                                                     272       (532,760)       --             (279)      (532,767)
   WM Strategic Asset Manager                                        72       (132,697)       --               --       (132,625)
Principal Equity Income Account I
   WM Advantage                                                      --       (180,627)       --               --       (180,627)
   WM Strategic Asset Manager                                     1,346       (926,988)       --               --       (925,642)
Principal Growth Account
   WM Advantage                                                   1,508       (889,877)       --             (103)      (888,472)
   WM Strategic Asset Manager                                     1,083       (690,300)       --               --       (689,217)
Principal Income Account
   WM Advantage                                                   3,721       (851,037)       --             (401)      (847,717)
   WM Strategic Asset Manager                                       161       (379,246)       --               --       (379,085)
Principal LargeCap Blend Account
   WM Advantage                                                      --       (821,850)       --               --       (821,850)
   WM Strategic Asset Manager                                       317     (1,001,695)       --               --     (1,001,378)
Principal MidCap Stock Account
   WM Advantage                                                      --       (159,420)       --               --       (159,420)
   WM Strategic Asset Manager                                       134       (218,532)       --               --       (218,398)
Principal Money Market Account
   WM Advantage                                               1,918,783     (1,767,457)       --               --        151,326
   WM Strategic Asset Manager                                 2,016,534     (2,164,397)       --               --       (147,863)
Principal Mortgage Securities Account
   WM Advantage                                                      --       (690,900)       --             (410)      (691,310)
   WM Strategic Asset Manager                                       167       (502,280)       --               --       (502,113)
Principal SAM Balanced Portfolio
   WM Advantage                                                   1,804     (1,850,619)       --          (36,840)    (1,885,655)
   WM Strategic Asset Manager                                     1,895     (6,369,002)       --               --     (6,367,107)
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                                  28,163        (10,108)       --               --         18,055
   WM Strategic Asset Manager                                       132       (432,950)       --               --       (432,818)
Principal SAM Conservative Growth Portfolio
   WM Advantage                                                      --     (3,191,029)       --               --     (3,191,029)
   WM Strategic Asset Manager                                       493     (3,628,665)       --               --     (3,628,172)
Principal SAM Flexible Income Portfolio
   WM Advantage                                                      --       (168,114)       --               --       (168,114)
   WM Strategic Asset Manager                                        --     (1,343,173)       --               --     (1,343,173)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
Principal SAM Strategic Growth Portfolio
   WM Advantage                                                     --        (115,221)       --             --         (115,221)
   WM Strategic Asset Manager                                    3,938      (1,245,002)       --             --       (1,241,064)
Principal Short-Term Income Account
   WM Advantage                                                110,765        (544,794)       --             --         (434,029)
   WM Strategic Asset Manager                                       --         (86,643)       --             --          (86,643)
Principal SmallCap Growth Account
   WM Advantage                                                     --        (425,619)       --           (205)        (425,824)
   WM Strategic Asset Manager                                      327        (103,115)       --             --         (102,788)
Principal West Coast Equity Account
   WM Advantage                                                     --        (149,917)       --             --         (149,917)
   WM Strategic Asset Manager                                    1,706        (599,642)       --             --         (597,936)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                               411         (49,227)       --             --          (48,816)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                --         (13,746)       --             --          (13,746)
Royce Small-Cap Portfolio
   Select Reserve                                                   --          (1,702)       --             --           (1,702)
UIF Capital Growth Portfolio - Class I Shares
   GENERATIONS                                                      --        (137,859)       --             --         (137,859)
   Platinum Investor                                               142         (25,114)       --             --          (24,972)
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                   2,800         (98,146)       --             --          (95,346)
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                     446         (50,759)       --             --          (50,313)
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                     130         (94,162)       --             --          (94,032)
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                  12,595         (71,376)       --             --          (58,781)
   Platinum Investor                                                --         (23,153)       --             --          (23,153)
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                     513         (65,235)       --             --          (64,722)
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                  11,208         (75,646)       --             --          (64,438)
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                       1         (26,327)       --             --          (26,326)
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                     542        (202,696)       --             --         (202,154)
Van Kampen Comstock Fund
   Other Contracts                                                  --         (23,995)       --           (184)         (24,179)
Van Kampen Corporate Bond Fund
   Other Contracts                                                  --          (4,984)       --             --           (4,984)
Van Kampen High Yield Fund
   Other Contracts                                                 315         (80,544)       --             --          (80,229)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
Van Kampen LIT Capital Growth Portfolio - Class I
   GENERATIONS                                                     214       (119,935)         --         (2,482)      (122,203)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                     182        (65,896)         --             --        (65,714)
   Other Contracts (Deferred Load, Non-Qualified)                   --        (83,200)         --             --        (83,200)
   Other Contracts (Non-Qualified)                               1,829             --          --             --          1,829
   VAriety Plus                                                     --        (17,473)         --             --        (17,473)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                       1        (84,168)         --             --        (84,167)
   Other Contracts (Deferred Load, Non-Qualified)                   --        (61,148)         --             --        (61,148)
   Other Contracts (Deferred Load, Qualified)                       --             --          --           (700)          (700)
   Other Contracts (Non-Qualified)                                  --           (448)         --             --           (448)
   VAriety Plus                                                     --        (13,053)         --             --        (13,053)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                   1,206       (548,430)         --             --       (547,224)
   Platinum Investor                                                52        (18,158)         --             --        (18,106)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                 105,361       (183,382)         --             --        (78,021)
   Other Contracts (Deferred Load, Non-Qualified)                   --        (72,231)        210         (2,781)       (74,802)
   Other Contracts (Deferred Load, Qualified)                       --             --          --            (71)           (71)
   Other Contracts (Non-Qualified)                              29,326         (8,747)         --             --         20,579
Van Kampen Reserve Fund
   Other Contracts                                                  --         (1,494)         53           (702)        (2,143)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                              481        (185,692)        --            --         (185,211)
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                            4,689         (62,694)        --            --          (58,005)
American Century VP Value Fund - Class I
   Platinum Investor                                              237         (46,746)        --            --          (46,509)
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                               90          (5,699)        --            --           (5,609)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                               --         (22,286)        --            --          (22,286)
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                                3         (82,012)        --            --          (82,009)
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                              348         (75,091)        --            --          (74,743)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                            1,197        (106,175)        --            --         (104,978)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                  --              --         --            --               --
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                    --             (42)        --            --              (42)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                              208         (38,911)        --            --          (38,703)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            1,531         (67,872)        --            --          (66,341)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                            3,820         (79,516)        --            --          (75,696)
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                              121         (93,907)        --            --          (93,786)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                    --             (64)        --            --              (64)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                    --             (68)        --            --              (68)
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                                2         (36,226)        --            --          (36,224)
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                               29         (22,123)        --            --          (22,094)
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                               --          (3,610)        --            --           (3,610)
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                               58         (12,013)        --            --          (11,955)
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               89         (39,968)        --            --          (39,879)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                 13        (26,370)        --            --         (26,357)
JPMorgan Small Company Portfolio
   Platinum Investor                                                 37        (11,824)        --            --         (11,787)
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                                141        (58,993)        --            --         (58,852)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                427       (130,668)        --            --        (130,241)
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                  4        (20,349)        --            --         (20,345)
MFS VIT Research Series - Initial Class
   Platinum Investor                                                 --        (31,373)        --            --         (31,373)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                      --             (1)        --            --              (1)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                445        (31,632)        --            --         (31,187)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                564        (85,578)        --            --         (85,014)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                747        (46,767)        --            --         (46,020)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                              2,049        (86,025)        --            --         (83,976)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                126        (38,989)        --            --         (38,863)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                458        (55,649)        --            --         (55,191)
Principal Diversified International Account
   WM Advantage                                               2,844,365       (507,450)       859          (289)      2,337,485
   WM Strategic Asset Manager                                   458,938       (145,552)        --            --         313,386
Principal Equity Income Account I
   WM Advantage                                                      --       (254,864)        --            --        (254,864)
   WM Strategic Asset Manager                                     5,784       (743,842)        --            --        (738,058)
Principal Growth Account
   WM Advantage                                               4,904,349       (873,145)       394          (106)      4,031,492
   WM Strategic Asset Manager                                 2,462,209       (812,964)        --            --       1,649,245
Principal Income Account
   WM Advantage                                                   2,324       (884,653)        --          (415)       (882,744)
   WM Strategic Asset Manager                                    22,014       (359,875)        --            --        (337,861)
Principal LargeCap Blend Account
   WM Advantage                                               3,882,809       (832,987)        --            --       3,049,822
   WM Strategic Asset Manager                                 3,183,711     (1,198,166)        --            --       1,985,545
Principal MidCap Stock Account
   WM Advantage                                                      --       (140,820)        --            --        (140,820)
   WM Strategic Asset Manager                                       342       (207,718)        --            --        (207,376)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
Principal Money Market Account
   WM Advantage                                               1,141,643        (82,843)        --              --      1,058,800
   WM Strategic Asset Manager                                 1,472,663       (620,186)        --              --        852,477
Principal Mortgage Securities Account
   WM Advantage                                                   1,310       (963,753)        --            (424)      (962,867)
   WM Strategic Asset Manager                                       178       (488,366)        --              --       (488,188)
Principal SAM Balanced Portfolio
   WM Advantage                                                   5,129     (2,402,561)        --         (38,133)    (2,435,565)
   WM Strategic Asset Manager                                    10,262     (6,832,466)        --              --     (6,822,204)
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                                   7,643        (34,949)        --              --        (27,306)
   WM Strategic Asset Manager                                        --       (584,319)        --              --       (584,319)
Principal SAM Conservative Growth Portfolio
   WM Advantage                                                    (229)    (2,961,552)        --              --     (2,961,781)
   WM Strategic Asset Manager                                     1,671     (4,751,673)        --              --     (4,750,002)
Principal SAM Flexible Income Portfolio
   WM Advantage                                                   7,427       (104,539)        --              --        (97,112)
   WM Strategic Asset Manager                                    38,039     (1,368,704)        --              --     (1,330,665)
Principal SAM Strategic Growth Portfolio
   WM Advantage                                                      --       (123,101)        --              --       (123,101)
   WM Strategic Asset Manager                                     3,782     (1,426,480)        --              --     (1,422,698)
Principal Short-Term Income Account
   WM Advantage                                                     779       (499,663)        --              --       (498,884)
   WM Strategic Asset Manager                                        --        (99,324)        --              --        (99,324)
Principal SmallCap Growth Account
   WM Advantage                                               2,681,726       (428,082)       614            (212)     2,254,046
   WM Strategic Asset Manager                                   475,940       (177,293)        --              --        298,647
Principal West Coast Equity Account
   WM Advantage                                                      --       (111,842)        --              --       (111,842)
   WM Strategic Asset Manager                                     1,988       (545,369)        --              --       (543,381)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                323        (66,914)        --              --        (66,591)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                  3        (27,294)        --              --        (27,291)
Royce Small-Cap Portfolio
   Select Reserve                                                    --             --         --              --             --
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                   13,240        (81,013)        --              --        (67,773)
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                   12,353        (57,274)        --              --        (44,921)
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                       --       (159,349)        --              --       (159,349)
   Platinum Investor                                                305        (43,064)        --              --        (42,759)
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                   18,823        (93,248)        --              --        (74,425)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                     170       (117,798)         --            --        (117,628)
   Platinum Investor                                               162        (24,035)         --            --         (23,873)
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                   2,484       (111,041)         --            --        (108,557)
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                     338       (193,972)         --            --        (193,634)
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                      23        (40,749)         --            --         (40,726)
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                     209       (211,196)         --            --        (210,987)
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                                1,765             --          --            --           1,765
VALIC Company I Core Value Fund
   Select Reserve                                                   --             --          --            --              --
VALIC Company I Health Sciences Fund
   Select Reserve                                                1,696             --          --            --           1,696
VALIC Company I International Equities Fund
   Platinum Investor                                                68        (23,151)         --            --         (23,083)
   Select Reserve                                                1,373             (1)         --            --           1,372
   VAriety Plus                                                  2,481            (65)         --            --           2,416
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                               199        (70,552)         --            --         (70,353)
   Select Reserve                                                   --         (3,974)         --            --          (3,974)
VALIC Company I Money Market I Fund
   Platinum Investor                                            30,088        (74,015)         --            --         (43,927)
   Select Reserve                                                   75         (9,701)         --            --          (9,626)
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                             8,557        (21,935)         --            --         (13,378)
VALIC Company I Science & Technology Fund
   Platinum Investor                                            24,154        (36,150)         --            --         (11,996)
VALIC Company I Small Cap Index Fund
   Platinum Investor                                                 3        (14,283)         --            --         (14,280)
VALIC Company I Social Awareness Fund
   VAriety Plus                                                     --             (1)         --            --              (1)
VALIC Company I Stock Index Fund
   Platinum Investor                                               765       (162,834)         --            --        (162,069)
   Select Reserve                                                   --           (183)         --            --            (183)
   VAriety Plus                                                     --         (2,314)         --            --          (2,314)
Van Kampen Comstock Fund
   Other Contracts                                                  --         (7,640)        417          (189)         (7,412)
Van Kampen Corporate Bond Fund
   Other Contracts                                                  --             --          --            --              --
Van Kampen High Yield Fund
   Other Contracts                                                 286        (59,302)         --            --         (59,016)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                     280        (121,606)         --            --        (121,326)
   Other Contracts (Deferred Load, Non-Qualified)                   --         (57,604)         --            --         (57,604)
   Other Contracts (Non-Qualified)                                  --              --          --            --              --
   VAriety Plus                                                  1,327          (2,261)         --            --            (934)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                   1,470         (99,566)         --            --         (98,096)
   Other Contracts (Deferred Load, Non-Qualified)                  874         (11,938)         --            --         (11,064)
   Other Contracts (Deferred Load, Qualified)                       --              --       1,726          (721)          1,005
   Other Contracts (Non-Qualified)                                  --          (1,528)         --            --          (1,528)
   VAriety Plus                                                     --            (311)         --            --            (311)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                   1,338        (750,773)         --            --        (749,435)
   Platinum Investor                                               115         (46,687)         --            --         (46,572)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                  71,883        (106,976)         --            --         (35,093)
   Other Contracts (Deferred Load, Non-Qualified)                   --         (32,828)      3,199        (3,345)        (32,974)
   Other Contracts (Deferred Load, Qualified)                       --              --         187           (18)            169
   Other Contracts (Non-Qualified)                                  --              --          --            --              --
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                                     321        (214,670)         --        (2,570)       (216,919)
Van Kampen Reserve Fund
   Other Contracts                                                  --          (5,898)      2,070          (668)         (4,496)
WM VT Growth & Income Fund
   WM Advantage                                                     --      (3,891,950)         --            --      (3,891,950)
   WM Strategic Asset Manager                                       --      (3,185,003)         --            --      (3,185,003)
WM VT Growth Fund
   WM Advantage                                                     --      (4,920,554)         --          (394)     (4,920,948)
   WM Strategic Asset Manager                                       --      (2,464,322)         --            --      (2,464,322)
WM VT International Growth Fund
   WM Advantage                                                     --      (2,853,543)         --          (859)     (2,854,402)
   WM Strategic Asset Manager                                       --        (458,616)         --            --        (458,616)
WM VT Money Market Fund
   WM Advantage                                                     --      (1,179,344)         --            --      (1,179,344)
   WM Strategic Asset Manager                                       --      (1,276,306)         --            --      (1,276,306)
WM VT Small Cap Growth Fund
   WM Advantage                                                     --      (2,667,568)         --          (614)     (2,668,182)
   WM Strategic Asset Manager                                       --        (477,041)         --            --        (477,041)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Divisions                                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
AIG Retirement Company I Blue Chip Growth Fund *
   Select Reserve                                                      9,873 $ 7.84 $   77,456    0.14%     0.40%     -43.13%
AIG Retirement Company I Core Value Fund *
   Select Reserve                                                      3,985   8.56     34,091    2.64%     0.40%     -35.49%
AIG Retirement Company I Health Sciences Fund *
   Select Reserve                                                      6,344  10.75     68,204    0.00%     0.40%     -29.86%
AIG Retirement Company I International Equities Fund *
   Platinum Investor                                                  20,057   7.55    151,513    2.62%     1.35%     -44.16%
   Select Reserve                                                     12,181   8.43    102,722    3.31%     0.40%     -43.62%
   VAriety Plus                                                       18,943   1.08     20,520    3.28%     1.55%     -44.27%
AIG Retirement Company I Mid Cap Index Fund *
   Platinum Investor                                                  87,159  12.59  1,097,401    1.02%     1.35%     -37.74%
   Select Reserve                                                     10,856  11.31    122,737    1.30%     0.40%     -37.14%
AIG Retirement Company I Money Market I Fund *
   Platinum Investor                                                 116,534  11.71  1,365,029    2.84%     1.35%       0.86%
   Select Reserve                                                    829,637   6.64  5,507,799    2.24%     0.40%       1.82%
AIG Retirement Company I Nasdaq-100 Index Fund *
   Platinum Investor                                                  34,068   3.30    112,548    0.17%     1.35%     -43.19%
AIG Retirement Company I Science & Technology Fund *
   Platinum Investor                                                  34,787   2.54     88,255    0.00%     1.35%     -46.71%
AIG Retirement Company I Small Cap Index Fund *
   Platinum Investor                                                  24,578   9.68    237,927    1.44%     1.35%     -35.35%
AIG Retirement Company I Social Awareness Fund *
   VAriety Plus                                                          836   2.37      1,983    2.40%     1.55%     -40.90%
AIG Retirement Company I Stock Index Fund *
   Platinum Investor                                                 184,392   6.74  1,243,296    1.77%     1.35%     -38.05%
   Select Reserve                                                     40,407   7.48    302,091    2.32%     0.40%     -37.46%
   VAriety Plus                                                       10,190   3.22     32,799    1.21%     1.55%     -38.17%
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                 164,367   7.95  1,307,043    1.77%     1.35%     -31.08%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                  50,278  10.28    516,880    0.43%     1.35%     -41.18%
American Century VP Value Fund - Class I
   Platinum Investor                                                  42,257  12.16    513,981    2.78%     1.35%     -27.76%
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                                  20,681   5.00    103,356    0.07%     1.35%     -35.48%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                  22,386   7.99    178,879    1.03%     1.35%     -41.22%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                  79,840   5.49    438,601    0.76%     1.35%     -35.31%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                  74,191   7.56    560,561    1.01%     1.35%     -38.43%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                 112,344  13.30  1,493,737    4.90%     1.35%      -5.46%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                    766,162   5.78  4,427,678   11.21%     0.40%     -25.97%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       41,184   2.55    104,886    2.86%     1.55%     -29.82%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Divisions                                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                  19,577 $ 8.56  $167,617     1.78%     1.35%     -29.86%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                  81,984   8.78   719,632     0.53%     1.35%     -43.46%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                  83,565   7.55   630,934     1.50%     1.35%     -43.58%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                  84,254   4.71   396,830     0.38%     1.35%     -48.02%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                       12,890   2.24    28,899     2.27%     1.55%     -37.97%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                       11,505   2.09    23,990     2.74%     1.55%     -44.67%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                  28,622   9.41   269,398     2.23%     1.35%     -41.18%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                  24,213  12.78   309,489     9.73%     1.35%     -26.10%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                   5,270   6.13    32,326     0.11%     1.35%     -42.54%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                  23,916   8.63   206,303     2.47%     1.35%     -52.87%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                  49,541   4.26   210,873     0.06%     1.35%     -44.61%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                  20,153   4.51    90,898     0.77%     1.35%     -45.55%
JPMorgan Small Company Portfolio
   Platinum Investor                                                  14,617   8.05   117,599     0.19%     1.35%     -32.90%
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                                  51,625   4.83   249,126     0.76%     1.35%     -39.97%
MFS VIT Growth Series - Initial Class *
   Platinum Investor                                                 122,609   6.88   843,339     0.24%     1.35%     -38.26%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                  18,292   5.74   105,010     0.00%     1.35%     -40.15%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                  22,985   5.97   137,185     0.53%     1.35%     -36.94%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                        3,484   1.87     6,521     3.96%     1.55%     -40.09%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                  27,418   5.35   146,617     0.00%     1.35%     -44.13%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                  59,866  14.91   892,325     3.50%     1.35%      -8.28%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                  25,406  11.40   289,624     3.64%     1.35%      -1.65%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                  67,482  14.59   984,514     3.90%     1.35%       3.39%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                  30,009   8.27   248,210     1.68%     1.35%     -35.15%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                  58,516   6.80   398,101     0.00%     1.35%     -36.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                           Investment
                                                         Unit                Income    Expense    Total
Divisions                                        Units   Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------- --------- ----- ----------- ---------- --------- ----------
Principal Diversified International Account
   WM Advantage                                1,804,718 $1.26 $ 2,277,951    1.76%     1.40%     -46.97%
   WM Strategic Asset Manager                    180,761  4.52     816,397    1.71%     1.40%     -46.97%
Principal Equity Income Account I
   WM Advantage                                  353,385  1.40     494,653    2.40%     1.40%     -34.86%
   WM Strategic Asset Manager                    801,506  7.06   5,660,806    2.60%     1.40%     -34.86%
Principal Growth Account
   WM Advantage                                3,143,020  2.15   6,765,537    0.53%     1.40%     -43.95%
   WM Strategic Asset Manager                    960,028  4.71   4,518,963    0.52%     1.40%     -43.95%
Principal Income Account
   WM Advantage                                2,373,302  1.90   4,501,980    7.68%     1.40%      -4.82%
   WM Strategic Asset Manager                    344,011  7.27   2,499,364    9.43%     1.40%      -4.82%
Principal LargeCap Blend Account
   WM Advantage                                2,227,972  1.92   4,285,100    1.42%     1.40%     -37.29%
   WM Strategic Asset Manager                    984,167  4.50   4,433,364    1.45%     1.40%     -37.29%
Principal MidCap Stock Account
   WM Advantage                                  161,979  1.31     212,877    1.35%     1.40%     -30.55%
   WM Strategic Asset Manager                    173,791  6.57   1,142,003    1.61%     1.40%     -30.55%
Principal Money Market Account
   WM Advantage                                1,210,126  1.40   1,691,960    2.77%     1.40%       1.14%
   WM Strategic Asset Manager                    704,614  6.23   4,387,325    2.84%     1.40%       1.14%
Principal Mortgage Securities Account
   WM Advantage                                2,018,192  1.82   3,669,432    6.40%     1.40%       3.22%
   WM Strategic Asset Manager                    368,425  7.31   2,694,161    6.57%     1.40%       3.22%
Principal SAM Balanced Portfolio
   WM Advantage                                7,195,309  1.19   8,577,059    4.41%     1.40%     -27.21%
   WM Strategic Asset Manager                  6,281,402  7.77  48,832,106    4.11%     1.40%     -27.21%
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                  261,524  1.17     304,893    3.75%     1.40%     -20.34%
   WM Strategic Asset Manager                    476,048  6.08   2,894,220    3.97%     1.40%     -20.34%
Principal SAM Conservative Growth Portfolio
   WM Advantage                                6,816,494  1.07   7,319,041    3.90%     1.40%     -34.05%
   WM Strategic Asset Manager                  4,236,853  7.48  31,696,320    3.78%     1.40%     -34.05%
Principal SAM Flexible Income Portfolio
   WM Advantage                                  616,357  1.23     758,281    7.57%     1.40%     -14.96%
   WM Strategic Asset Manager                  1,269,379  7.32   9,289,352    7.48%     1.40%     -14.96%
Principal SAM Strategic Growth Portfolio
   WM Advantage                                  374,050  0.95     354,415    4.03%     1.40%     -38.29%
   WM Strategic Asset Manager                  1,533,411  7.64  11,717,217    3.69%     1.40%     -38.29%
Principal Short-Term Income Account
   WM Advantage                                1,425,302  1.53   2,177,162    3.20%     1.40%      -1.95%
   WM Strategic Asset Manager                     84,739  6.78     574,523    3.51%     1.40%      -1.95%
Principal SmallCap Growth Account
   WM Advantage                                1,828,222  1.22   2,232,579    0.00%     1.40%     -41.97%
   WM Strategic Asset Manager                    195,859  3.75     735,062    0.00%     1.40%     -41.97%
Principal West Coast Equity Account
   WM Advantage                                  343,954  1.28     441,849    1.04%     1.40%     -34.30%
   WM Strategic Asset Manager                    577,127  8.31   4,794,886    1.16%     1.40%     -34.30%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                        Investment
                                                                     Unit                 Income    Expense    Total
Divisions                                                    Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          82,951 $ 6.83 $   566,375    2.23%     1.35%     -39.52%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                          21,493   8.91     191,473    1.69%     1.35%     -46.75%
Royce Small-Cap Portfolio
   Select Reserve                                            114,088  10.93   1,247,290    0.68%     0.40%     -27.47%
UIF Capital Growth Portfolio - Class I Shares *
   GENERATIONS                                               402,204   4.83   1,943,597    0.21%     1.40%     -49.89%
   Platinum Investor                                          41,112   6.26     257,413    0.20%     1.35%     -49.87%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                               153,649   7.17   1,101,801    4.57%     1.40%     -11.45%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                               145,331   6.23     906,099    0.00%     1.40%     -57.23%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                               294,216   6.18   1,816,817    2.60%     1.40%     -40.98%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                               215,770   5.15   1,111,143    9.78%     1.40%     -23.93%
   Platinum Investor                                          19,677   8.79     172,913    8.21%     1.35%     -23.89%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                               244,473   4.82   1,179,182    3.37%     1.40%     -45.40%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                               498,756   8.45   4,212,539    0.86%     1.40%     -42.11%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                79,866  14.24   1,137,300    3.97%     1.40%     -38.76%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                               489,318   5.71   2,793,414    3.50%     1.40%     -36.75%
Van Kampen Comstock Fund
   Other Contracts                                           125,477  21.87   2,743,917    2.20%     0.75%     -36.37%
Van Kampen Corporate Bond Fund
   Other Contracts                                            15,898   6.71     106,739    5.53%     0.75%      -8.85%
Van Kampen High Yield Fund
   Other Contracts                                           580,118   4.77   2,769,970    8.64%     0.75%     -23.94%
Van Kampen LIT Capital Growth Portfolio - Class I *
   GENERATIONS                                               504,783   7.18   3,625,497    0.56%     1.40%     -49.70%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                               281,263  10.88   3,061,239    1.11%     1.40%     -43.75%
   Other Contracts (Deferred Load, Non-Qualified)            525,677   4.21   2,212,758    1.08%     1.25%     -43.66%
   Other Contracts (Non-Qualified)                            78,294   4.78     374,540    1.08%     0.75%     -43.38%
   VAriety Plus                                              169,298   2.10     356,013    1.10%     1.55%     -43.83%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                               163,963  13.81   2,264,480    5.02%     1.40%       0.40%
   Other Contracts (Deferred Load, Non-Qualified)            249,173   4.81   1,197,839    4.46%     1.25%       0.55%
   Other Contracts (Deferred Load, Qualified)                  4,484   5.08      22,768    4.46%     1.25%       0.55%
   Other Contracts (Non-Qualified)                            71,385   5.59     398,938    4.46%     0.75%       1.05%
   VAriety Plus                                               62,072   2.70     167,593    4.65%     1.55%       0.25%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                             1,635,188   8.58  14,027,347    2.28%     1.40%     -32.98%
   Platinum Investor                                          27,857   9.94     276,865    2.22%     1.35%     -32.95%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                             Investment
                                                            Unit               Income    Expense    Total
Divisions                                            Units  Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------  ------- ----- ---------- ---------- --------- ----------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                      200,829 $9.74 $1,956,908    1.83%     1.40%      0.60%
   Other Contracts (Deferred Load, Non-Qualified)   302,758  2.82    853,294    2.08%     1.25%      0.75%
   Other Contracts (Deferred Load, Qualified)            98  2.82        275    2.08%     1.25%      0.75%
   Other Contracts (Non-Qualified)                  142,904  3.21    458,724    2.08%     0.75%      1.26%
Van Kampen Reserve Fund
   Other Contracts                                   51,862  4.56    236,472    1.80%     0.75%      1.06%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Divisions                                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                 260,159 $11.54 $3,001,708    0.87%     1.35%       6.66%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                  78,653  17.48  1,374,695    0.32%     1.35%      13.17%
American Century VP Value Fund - Class I
   Platinum Investor                                                  80,222  16.84  1,350,696    1.77%     1.35%      -6.42%
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                                  30,447   7.75    235,825    0.00%     1.35%      -2.17%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                  33,264  13.59    452,204    0.50%     1.35%       0.13%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                 110,282   8.49    936,461    0.58%     1.35%       6.33%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                 110,644  12.27  1,357,818    0.84%     1.35%     -12.26%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                 178,560  14.06  2,511,391    4.60%     1.35%       2.15%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                    766,976   7.81  5,987,620    7.80%     0.40%       2.41%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       41,232   3.63    149,619    6.09%     1.55%      13.72%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                  35,101  12.21    428,473    5.25%     1.35%      13.62%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                 161,261  15.52  2,503,566    0.66%     1.35%      15.72%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                 168,438  13.38  2,254,080    1.39%     1.35%      -0.09%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                 166,478   9.06  1,508,363    0.44%     1.35%      24.95%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                       13,117   3.61     47,409    3.67%     1.55%       3.81%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                       11,769   3.77     44,354    3.37%     1.55%      15.50%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                  46,724  16.00    747,650    1.93%     1.35%      13.90%
Franklin Templeton Templeton Global Asset Allocation Fund - Class
  2
   Platinum Investor                                                  46,342  17.30    801,576   17.23%     1.35%       8.53%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                   7,602  10.67     81,145    0.16%     1.35%       8.65%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                  35,254  18.30    645,271    0.47%     1.35%      26.29%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                  64,147   7.68    492,957    0.07%     1.35%      20.10%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                  35,212   8.28    291,677    0.56%     1.35%       7.89%
JPMorgan Small Company Portfolio
   Platinum Investor                                                  17,782  11.99    213,213    0.01%     1.35%      -6.94%
MFS VIT Core Equity Series - Initial Class *
   Platinum Investor                                                  97,210   8.04    781,501    0.38%     1.35%       9.65%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                        Investment
                                                                    Unit                  Income    Expense    Total
Divisions                                                  Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                        198,401 $11.14 $  2,210,256    0.00%     1.35%     19.54%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                         35,941   9.59      344,722    0.00%     1.35%      1.13%
MFS VIT Research Series - Initial Class
   Platinum Investor                                         49,511   9.47      468,650    0.75%     1.35%     11.68%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               3,486   3.12       10,887    1.20%     1.55%     13.82%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                         40,150   9.57      384,289    0.00%     1.35%     20.88%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                         91,335  16.25    1,484,284    4.19%     1.35%      9.14%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                         37,915  11.59      439,482    3.78%     1.35%      3.08%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        157,458  14.11    2,221,874    4.67%     1.35%      7.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                         52,137  12.75      664,971    1.11%     1.35%      3.57%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                         98,236  10.69    1,050,115    0.00%     1.35%     -5.16%
Principal Diversified International Account
   WM Advantage                                           2,337,485   2.38    5,563,291    1.92%     1.40%     16.65%
   WM Strategic Asset Manager                               313,386   8.52    2,668,871    2.24%     1.40%     16.65%
Principal Equity Income Account I *
   WM Advantage                                             534,012   2.15    1,147,516    1.00%     1.40%      3.76%
   WM Strategic Asset Manager                             1,727,148  10.84   18,726,500    1.08%     1.40%      3.76%
Principal Growth Account
   WM Advantage                                           4,031,492   3.84   15,483,725    0.33%     1.40%     21.43%
   WM Strategic Asset Manager                             1,649,245   8.40   13,851,471    0.38%     1.40%     21.43%
Principal Income Account *
   WM Advantage                                           3,221,019   1.99    6,419,245    6.45%     1.40%      4.42%
   WM Strategic Asset Manager                               723,096   7.63    5,519,415    6.35%     1.40%      4.42%
Principal LargeCap Blend Account
   WM Advantage                                           3,049,822   3.07    9,354,128    1.57%     1.40%      4.27%
   WM Strategic Asset Manager                             1,985,545   7.18   14,263,317    1.82%     1.40%      4.27%
Principal MidCap Stock Account *
   WM Advantage                                             321,399   1.89      608,206    1.00%     1.40%     -9.15%
   WM Strategic Asset Manager                               392,189   9.46    3,710,819    1.04%     1.40%     -9.15%
Principal Money Market Account
   WM Advantage                                           1,058,800   1.38    1,463,678    9.62%     1.40%      3.38%
   WM Strategic Asset Manager                               852,477   6.16    5,248,137    9.65%     1.40%      3.38%
Principal Mortgage Securities Account *
   WM Advantage                                           2,709,502   1.76    4,772,626    5.63%     1.40%      5.09%
   WM Strategic Asset Manager                               870,538   7.08    6,167,250    5.48%     1.40%      5.09%
Principal SAM Balanced Portfolio *
   WM Advantage                                           9,080,964   1.64   14,871,269    2.65%     1.40%      7.15%
   WM Strategic Asset Manager                            12,648,509  10.68  135,088,255    2.63%     1.40%      7.15%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                         Investment
                                                                      Unit                 Income    Expense    Total
Divisions                                                    Units    Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------- ---------- ------ ----------- ---------- --------- ----------
Principal SAM Conservative Balanced Portfolio *
   WM Advantage                                               243,469 $ 1.46 $   356,302    3.41%     1.40%       6.05%
   WM Strategic Asset Manager                                 908,866   7.63   6,936,158    3.29%     1.40%       6.05%
Principal SAM Conservative Growth Portfolio *
   WM Advantage                                            10,007,523   1.63  16,292,058    1.77%     1.40%       7.77%
   WM Strategic Asset Manager                               7,865,025  11.34  89,211,881    1.76%     1.40%       7.77%
Principal SAM Flexible Income Portfolio *
   WM Advantage                                               784,471   1.45   1,134,859    4.61%     1.40%       4.60%
   WM Strategic Asset Manager                               2,612,552   8.61  22,481,530    4.59%     1.40%       4.60%
Principal SAM Strategic Growth Portfolio *
   WM Advantage                                               489,271   1.54     751,285    1.20%     1.40%       8.07%
   WM Strategic Asset Manager                               2,774,475  12.38  34,357,492    1.28%     1.40%       8.07%
Principal Short-Term Income Account *
   WM Advantage                                             1,859,331   1.56   2,896,609    5.05%     1.40%       3.04%
   WM Strategic Asset Manager                                 171,382   6.91   1,185,057    5.20%     1.40%       3.04%
Principal SmallCap Growth Account
   WM Advantage                                             2,254,046   2.10   4,743,081    0.00%     1.40%       4.62%
   WM Strategic Asset Manager                                 298,647   6.47   1,931,331    0.00%     1.40%       4.62%
Principal West Coast Equity Account *
   WM Advantage                                               493,871   1.96     965,586    0.70%     1.40%       7.21%
   WM Strategic Asset Manager                               1,175,063  12.64  14,858,353    0.73%     1.40%       7.21%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          131,767  11.29   1,487,576    1.46%     1.35%      -7.31%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                           35,239  16.73     589,508    1.95%     1.35%       5.56%
Royce Small-Cap Portfolio
   Select Reserve                                             115,790  15.07   1,745,357    0.05%     0.40%      -2.53%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                248,995   8.10   2,016,475    3.20%     1.40%       3.98%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                195,644  14.58   2,851,910    0.43%     1.40%      38.49%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                540,063   9.64   5,208,604    0.00%     1.40%      20.20%
   Platinum Investor                                           66,084  12.49     825,377    0.00%     1.35%      20.26%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                388,248  10.46   4,062,095    1.94%     1.40%       5.15%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                274,551   6.77   1,858,609    9.08%     1.40%       2.56%
   Platinum Investor                                           42,830  11.55     494,519    8.06%     1.35%       2.61%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                309,195   8.83   2,731,262    1.42%     1.40%      12.99%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                563,194  14.59   8,216,439    0.66%     1.40%       6.34%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                106,192  23.25   2,469,334    1.12%     1.40%     -18.23%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                691,472   9.03   6,240,815    1.97%     1.40%      -4.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                   Investment
                                                                Unit                 Income    Expense    Total
Divisions                                               Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                         9,873 $13.79 $   136,191    0.24%     0.40%     12.63%
VALIC Company I Core Value Fund
   Select Reserve                                         3,985  13.26      52,843    1.83%     0.40%     -0.85%
VALIC Company I Health Sciences Fund
   Select Reserve                                         6,344  15.33      97,242    0.00%     0.40%     17.08%
VALIC Company I International Equities Fund
   Platinum Investor                                     28,177  13.53     381,178    1.74%     1.35%      7.30%
   Select Reserve                                        12,181  14.96     182,208    2.57%     0.40%      8.33%
   VAriety Plus                                          19,026   1.94      36,981    2.58%     1.55%      7.09%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                    144,238  20.22   2,916,834    0.99%     1.35%      6.19%
   Select Reserve                                        12,328  17.99     221,745    1.05%     0.40%      7.21%
VALIC Company I Money Market I Fund
   Platinum Investor                                    157,697  11.61   1,831,461    4.81%     1.35%      3.29%
   Select Reserve                                       878,323   6.52   5,726,710    4.61%     0.40%      4.28%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                     60,330   5.82     350,852    0.07%     1.35%     17.01%
VALIC Company I Science & Technology Fund
   Platinum Investor                                     59,726   4.76     284,355    0.00%     1.35%     16.11%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                     33,908  14.97     507,745    0.91%     1.35%     -3.21%
VALIC Company I Social Awareness Fund
   VAriety Plus                                             837   4.01       3,359    1.26%     1.55%      2.78%
VALIC Company I Stock Index Fund
   Platinum Investor                                    289,898  10.88   3,155,269    1.27%     1.35%      3.71%
   Select Reserve                                        42,455  11.95     507,505    1.62%     0.40%      4.70%
   VAriety Plus                                          26,342   5.21     137,140    1.55%     1.55%      3.50%
Van Kampen Comstock Fund
   Other Contracts                                      149,656  34.37   5,143,307    1.91%     0.75%     -2.63%
Van Kampen Corporate Bond Fund
   Other Contracts                                       20,882   7.37     153,829    4.81%     0.75%      4.00%
Van Kampen High Yield Fund
   Other Contracts                                      660,347   6.28   4,145,659    7.06%     0.75%      3.25%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                          346,977  19.35   6,713,200    0.43%     1.40%     11.11%
   Other Contracts (Deferred Load, Non-Qualified)       608,877   7.47   4,549,216    0.41%     1.25%     11.27%
   Other Contracts (Non-Qualified)                       76,465   8.45     646,018    0.41%     0.75%     11.83%
   VAriety Plus                                         186,771   3.74     699,233    0.40%     1.55%     10.94%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          248,130  13.76   3,413,390    4.87%     1.40%      5.83%
   Other Contracts (Deferred Load, Non-Qualified)       310,321   4.78   1,483,686    4.61%     1.25%      5.99%
   Other Contracts (Deferred Load, Qualified)             5,184   5.05      26,179    4.61%     1.25%      5.99%
   Other Contracts (Non-Qualified)                       71,833   5.53     397,266    4.61%     0.75%      6.53%
   VAriety Plus                                          75,125   2.69     202,339    4.56%     1.55%      5.67%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        2,182,412  12.80  27,935,222    1.74%     1.40%      1.36%
   Platinum Investor                                     45,963  14.82     681,301    1.84%     1.35%      1.41%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                               Investment
                                                             Unit                Income    Expense    Total
Divisions                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                       278,850 $ 9.69 $2,700,966    4.44%     1.40%      3.24%
   Other Contracts (Deferred Load, Non-Qualified)    377,560   2.80  1,056,189    4.58%     1.25%      3.40%
   Other Contracts (Deferred Load, Qualified)            169   2.80        473    4.58%     1.25%      3.40%
   Other Contracts (Non-Qualified)                   122,325   3.17    387,796    4.58%     0.75%      3.92%
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                       626,986  14.28  8,952,443    0.05%     1.40%     15.33%
Van Kampen Reserve Fund
   Other Contracts                                    54,005   4.51    243,654    4.29%     0.75%      3.62%
WM VT Growth & Income Fund
   WM Advantage                                           --     --         --    2.46%     1.40%     -0.51%
   WM Strategic Asset Manager                             --     --         --    2.46%     1.40%     -0.51%
WM VT Growth Fund
   WM Advantage                                           --     --         --    0.34%     1.40%      0.21%
   WM Strategic Asset Manager                             --     --         --    0.34%     1.40%      0.21%
WM VT International Growth Fund
   WM Advantage                                           --     --         --    3.93%     1.40%     -1.91%
   WM Strategic Asset Manager                             --     --         --    3.93%     1.40%     -1.91%
WM VT Money Market Fund
   WM Advantage                                           --     --         --    0.12%     1.40%      0.04%
   WM Strategic Asset Manager                             --     --         --    0.12%     1.40%      0.04%
WM VT Small Cap Growth Fund
   WM Advantage                                           --     --         --    0.00%     1.40%     -1.09%
   WM Strategic Asset Manager                             --     --         --    0.00%     1.40%     -1.09%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Divisions                                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                 445,370 $10.82 $4,817,849    1.09%     1.35%      8.18%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                 136,658  15.44  2,110,498    0.88%     1.35%     26.52%
   Platinum Investor Immediate VA                                         --  17.58         --    0.02%     0.55%     27.53%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                      --     --         --    1.96%     1.35%      5.11%
   Platinum Investor Immediate VA                                         --     --         --    0.00%     0.55%      5.38%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                         --  14.43         --    0.00%     0.55%     18.61%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                         --  13.45         --    0.00%     0.55%      9.54%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                         --  10.73         --    2.07%     0.55%      1.06%
American Century VP Value Fund - Class I
   Platinum Investor                                                 126,731  17.99  2,280,094    1.51%     1.35%     17.07%
   Platinum Investor Immediate VA                                         --  13.37         --    2.86%     0.55%     18.00%
Credit Suisse Small Cap Core I Portfolio *
   Platinum Investor                                                  36,056   7.92    285,465    0.00%     1.35%      3.37%
   Platinum Investor Immediate VA                                         --  10.77         --    0.00%     0.55%      4.19%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                  55,550  13.58    754,197    0.43%     1.35%      6.31%
   Platinum Investor Immediate VA                                         --     --         --    0.77%     0.55%      8.73%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                 192,291   7.99  1,535,595    0.12%     1.35%      7.74%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                 185,387  13.99  2,592,929    0.42%     1.35%      2.38%
   Platinum Investor Immediate VA                                         --     --         --    0.80%     0.55%      8.61%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                 283,538  13.77  3,904,087    4.54%     1.35%      2.84%
   Platinum Investor Immediate VA                                         --     --         --    2.84%     0.55%     -0.99%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                    766,976   7.62  5,846,749    7.21%     0.40%      8.52%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       41,274   3.19    131,702    2.61%     1.55%      5.67%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                  73,804  10.74    792,912    2.87%     1.35%      5.70%
   Platinum Investor Immediate VA                                         --  11.48         --    5.06%     0.55%      6.55%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                 227,602  13.42  3,053,452    0.93%     1.35%      9.94%
   Platinum Investor Immediate VA                                         --  14.24         --    0.79%     0.55%     10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                 244,134  13.39  3,270,110    2.93%     1.35%     18.33%
   Platinum Investor Immediate VA                                         --  13.62         --    3.12%     0.55%     19.27%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                 260,264   7.25  1,887,204    0.18%     1.35%      5.15%
   Platinum Investor Immediate VA                                         --  11.58         --    0.33%     0.55%      5.99%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     13,181 $ 3.48 $   45,895    2.16%     1.55%     13.95%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                       --  15.83         --    0.38%     0.55%     11.79%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     11,837   3.26     38,624    0.84%     1.55%     16.27%
Franklin Templeton Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                       --  14.52         --    0.00%     0.55%     16.34%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                       --  10.89         --    0.04%     0.55%      3.45%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                       --  14.24         --    0.00%     0.55%     17.73%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                82,948  14.05  1,165,299    1.12%     1.35%     19.82%
   Platinum Investor Immediate VA                                       --  15.22         --    0.01%     0.55%     20.78%
Franklin Templeton Templeton Global Asset Allocation Fund - Class
  2
   Platinum Investor                                                68,436  15.94  1,090,711    6.85%     1.35%     19.49%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                11,212   9.82    110,158    0.10%     1.35%      7.11%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                47,209  14.49    684,202    1.86%     1.35%     44.67%
   Platinum Investor Immediate VA                                       --  23.20         --    0.01%     0.55%     45.83%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               104,026   6.40    665,629    0.00%     1.35%     11.79%
   Platinum Investor Immediate VA                                       --  14.31         --    0.00%     0.55%     12.69%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                61,569   7.68    472,710    1.57%     1.35%     16.36%
   Platinum Investor Immediate VA                                       --     --         --    0.00%     0.55%      5.43%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                       --     --         --    0.00%     0.55%      6.76%
JPMorgan Small Company Portfolio
   Platinum Investor                                                29,569  12.88    380,989    0.00%     1.35%     13.47%
   Platinum Investor Immediate VA                                       --  14.04         --    0.00%     0.55%     14.38%
LEVCO Equity Value Fund
   Select Reserve                                                       --     --         --    0.00%     0.40%      4.42%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                               156,062   7.33  1,144,200    0.46%     1.35%     12.28%
   Platinum Investor Immediate VA                                       --     --         --    0.00%     0.55%      4.81%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                               328,642   9.32  3,062,734    0.00%     1.35%      6.45%
   Platinum Investor Immediate VA                                       --     --         --    0.00%     0.55%      6.97%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                56,286   9.48    533,801    0.00%     1.35%     11.70%
   Platinum Investor Immediate VA                                       --  12.74         --    0.00%     0.55%     12.60%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                80,884   8.48    685,546    0.53%     1.35%      9.00%
   Platinum Investor Immediate VA                                       --  13.20         --    1.03%     0.55%      9.87%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                      Investment
                                                                    Unit                Income    Expense    Total
Divisions                                                    Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               3,487 $ 2.74 $    9,569    0.81%     1.55%      8.97%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                         71,337   7.92    564,863    0.00%     1.35%     13.16%
   Platinum Investor Immediate VA                                --  14.47         --    0.00%     0.55%     14.07%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                --  12.48         --    4.28%     0.55%     10.54%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                --  15.61         --    2.13%     0.55%     17.05%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        176,349  14.89  2,625,774    4.04%     1.35%     -0.64%
   Platinum Investor Immediate VA                                --  10.86         --    3.22%     0.55%      0.15%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                         83,935  11.24    943,847    4.47%     1.35%      2.88%
   Platinum Investor Immediate VA                                --  10.65         --    3.35%     0.55%      3.70%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        241,434  13.15  3,175,850    4.43%     1.35%      2.45%
   Platinum Investor Immediate VA                                --  11.02         --    3.46%     0.55%      3.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                         91,000  12.31  1,120,606    1.27%     1.35%     15.07%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                        153,427  11.27  1,729,249    0.00%     1.35%      4.18%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                --  11.70         --   11.51%     0.55%      5.71%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        198,358  12.18  2,415,846    1.49%     1.35%     14.36%
   Platinum Investor Immediate VA                                --     --         --    3.16%     0.55%      5.69%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         62,530  15.85    990,908    1.18%     1.35%     25.52%
   Platinum Investor Immediate VA                                --  16.62         --    2.62%     0.55%     26.53%
Royce Small-Cap Portfolio
   Select Reserve                                           115,790  15.46  1,790,648    0.06%     0.40%     15.11%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                --  13.85         --    0.00%     0.55%     12.67%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                --  11.88         --    0.02%     0.55%     10.26%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                              316,768   7.79  2,467,153    3.86%     1.40%      2.29%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                              240,565  10.53  2,532,129    0.79%     1.40%     35.24%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                              699,412   8.02  5,611,767    0.00%     1.40%      2.66%
   Platinum Investor                                        108,843  10.39  1,130,387    0.00%     1.35%      2.71%
   Platinum Investor Immediate VA                                --     --         --    0.00%     0.55%      1.33%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                              462,673   9.95  4,603,818    1.55%     1.40%     19.53%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                Investment
                                                             Unit                 Income    Expense    Total
Divisions                                             Units  Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- ------- ------ ----------- ---------- --------- ----------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                       392,179 $ 6.60 $ 2,588,719    8.01%     1.40%      7.12%
   Platinum Investor                                  66,703  11.25     750,584    7.77%     1.35%      7.17%
   Platinum Investor Immediate VA                         --     --          --    0.00%     0.55%      2.46%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                       417,752   7.82   3,265,985    0.10%     1.40%     23.40%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                       756,828  13.72  10,383,305    0.28%     1.40%     19.02%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                       146,918  28.44   4,178,031    1.10%     1.40%     36.13%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                       902,459   9.44   8,521,901    1.75%     1.40%     15.27%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                      8,108  12.25      99,292    0.17%     0.40%      9.01%
VALIC Company I Core Value Fund *
   Select Reserve                                      3,985  13.37      53,295    0.78%     0.40%     16.68%
VALIC Company I Health Sciences Fund
   Select Reserve                                      4,648  13.09      60,852    0.00%     0.40%      8.02%
VALIC Company I International Equities Fund
   Platinum Investor                                  51,260  12.61     646,255    1.21%     1.35%     21.41%
   Platinum Investor Immediate VA                         --  16.20          --    0.00%     0.55%     22.39%
   Select Reserve                                     10,809  13.81     149,242    1.03%     0.40%     22.57%
   VAriety Plus                                       16,610   1.82      30,149    1.60%     1.55%     21.17%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                 214,591  19.04   4,086,546    0.40%     1.35%      8.50%
   Platinum Investor Immediate VA                         --  13.67          --    0.00%     0.55%      9.37%
   Select Reserve                                     16,302  16.78     273,495    0.38%     0.40%      9.54%
VALIC Company I Money Market I Fund
   Platinum Investor                                 201,624  11.24   2,267,051    5.17%     1.35%      3.22%
   Platinum Investor Immediate VA                         --  10.66          --    0.00%     0.55%      4.05%
   Select Reserve                                    887,949   6.25   5,551,833    4.51%     0.40%      4.20%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                  73,708   4.97     366,351    0.06%     1.35%      5.23%
   Platinum Investor Immediate VA                         --  11.87          --    0.00%     0.55%      6.08%
VALIC Company I Science & Technology Fund
   Platinum Investor                                  71,722   4.10     294,097    0.00%     1.35%      4.43%
   Platinum Investor Immediate VA                         --  11.36          --    0.00%     0.55%      5.27%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                  48,188  15.47     745,538    0.31%     1.35%     16.48%
   Platinum Investor Immediate VA                         --  13.98          --    0.00%     0.55%     17.42%
VALIC Company I Social Awareness Fund
   VAriety Plus                                          838   3.90       3,270    0.73%     1.55%     13.75%
VALIC Company I Stock Index Fund
   Platinum Investor                                 451,967  10.49   4,743,321    0.72%     1.35%     13.86%
   Platinum Investor Immediate VA                         --  12.87          --    0.00%     0.55%     14.78%
   Select Reserve                                     42,638  11.42     486,792    0.73%     0.40%     14.95%
   VAriety Plus                                       28,656   5.03     144,140    0.63%     1.55%     13.64%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                      Investment
                                                                  Unit                  Income    Expense    Total
Divisions                                                Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------ ---------- ------ ------------ ---------- --------- ----------
Van Kampen Comstock Fund
   Other Contracts                                        157,068 $35.30 $  5,543,855    2.02%     0.75%     15.20%
Van Kampen Corporate Bond Fund
   Other Contracts                                         20,882   7.08      147,920    3.41%     0.75%      3.08%
Van Kampen High Yield Fund
   Other Contracts                                        719,363   6.08    4,374,187    6.48%     0.75%      7.45%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                            468,303  17.41    8,154,865    0.46%     1.40%      5.59%
   Other Contracts (Deferred Load, Non-Qualified)         666,481   6.71    4,475,082    0.40%     1.25%      5.75%
   Other Contracts (Non-Qualified)                         76,465   7.55      577,655    0.40%     0.75%      6.28%
   VAriety Plus                                           187,705   3.37      633,440    0.42%     1.55%      5.44%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                            346,226  13.00    4,500,338    4.78%     1.40%      1.91%
   Other Contracts (Deferred Load, Non-Qualified)         321,385   4.51    1,449,706    4.53%     1.25%      2.06%
   Other Contracts (Deferred Load, Qualified)               4,179   4.76       19,911    4.53%     1.25%      2.06%
   Other Contracts (Non-Qualified)                         73,361   5.19      380,858    4.53%     0.75%      2.57%
   VAriety Plus                                            75,436   2.55      192,270    4.39%     1.55%      1.75%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                          2,931,847  12.63   37,023,531    1.22%     1.40%     14.62%
   Platinum Investor                                       92,535  14.62    1,352,494    1.24%     1.35%     14.68%
   Platinum Investor Immediate VA                              --  14.09           --    2.43%     0.55%     15.60%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                            313,943   9.38    2,945,338    3.25%     1.40%      2.97%
   Other Contracts (Deferred Load, Non-Qualified)         410,534   2.71    1,110,670    4.21%     1.25%      3.12%
   Other Contracts (Non-Qualified)                        122,325   3.05      373,164    4.21%     0.75%      3.64%
Van Kampen LIT Strategic Growth Portfolio - Class I *
   GENERATIONS                                            843,905  12.38   10,448,335    0.00%     1.40%      1.43%
Van Kampen Reserve Fund
   Other Contracts                                         58,501   4.35      254,712    4.05%     0.75%      3.37%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                              --  11.89           --   14.77%     0.55%      7.68%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                              --  18.59           --    4.75%     0.55%     34.19%
WM VT Balanced Portfolio
   WM Advantage                                        11,516,529   1.53   17,601,885    2.07%     1.40%      9.07%
   WM Strategic Asset Manager                          19,470,713   9.97  194,080,268    2.15%     1.40%      9.07%
WM VT Conservative Balanced Portfolio
   WM Advantage                                           270,775   1.38      373,663    2.72%     1.40%      7.32%
   WM Strategic Asset Manager                           1,493,185   7.20   10,745,600    2.64%     1.40%      7.32%
WM VT Conservative Growth Portfolio
   WM Advantage                                        12,969,304   1.51   19,592,313    1.53%     1.40%     10.64%
   WM Strategic Asset Manager                          12,615,027  10.53  132,779,618    1.58%     1.40%     10.64%
WM VT Equity Income Fund
   WM Advantage                                           788,876   2.07    1,633,682    1.83%     1.40%     16.53%
   WM Strategic Asset Manager                           2,465,206  10.45   25,759,147    1.74%     1.40%     16.53%
WM VT Flexible Income Portfolio
   WM Advantage                                           881,583   1.38    1,219,226    4.50%     1.40%      5.36%
   WM Strategic Asset Manager                           3,943,217   8.23   32,438,902    4.07%     1.40%      5.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                    Investment
                                                 Unit                 Income    Expense    Total
Divisions                                Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------- --------- ------ ----------- ---------- --------- ----------
WM VT Growth & Income Fund
   WM Advantage                        3,891,950 $ 2.96 $11,507,229    1.43%     1.40%     10.32%
   WM Strategic Asset Manager          3,185,003   6.92  22,055,921    1.48%     1.40%     10.32%
WM VT Growth Fund
   WM Advantage                        4,920,948   3.16  15,531,819    0.11%     1.40%      3.48%
   WM Strategic Asset Manager          2,464,322   6.90  17,008,754    0.12%     1.40%      3.48%
WM VT Income Fund
   WM Advantage                        4,103,763   1.91   7,832,245    5.75%     1.40%      3.45%
   WM Strategic Asset Manager          1,060,957   7.31   7,755,463    5.90%     1.40%      3.45%
WM VT International Growth Fund
   WM Advantage                        2,854,402   2.08   5,937,296    1.44%     1.40%     18.87%
   WM Strategic Asset Manager            458,616   7.44   3,413,400    1.52%     1.40%     18.87%
WM VT Mid Cap Stock Fund
   WM Advantage                          462,219   2.08     962,766    1.70%     1.40%     15.26%
   WM Strategic Asset Manager            599,565  10.41   6,244,219    1.78%     1.40%     15.26%
WM VT Money Market Fund
   WM Advantage                        1,179,344   1.34   1,576,493    4.39%     1.40%      2.91%
   WM Strategic Asset Manager          1,276,306   5.95   7,597,960    3.70%     1.40%      2.91%
WM VT Short Term Income Fund
   WM Advantage                        2,358,215   1.51   3,565,409    4.38%     1.40%      3.14%
   WM Strategic Asset Manager            270,706   6.71   1,816,608    4.44%     1.40%      3.14%
WM VT Small Cap Growth Fund
   WM Advantage                        2,668,182   2.03   5,425,768    0.00%     1.40%      5.34%
   WM Strategic Asset Manager            477,041   6.25   2,981,277    0.00%     1.40%      5.34%
WM VT Strategic Growth Portfolio
   WM Advantage                          612,372   1.42     870,067    1.08%     1.40%     11.49%
   WM Strategic Asset Manager          4,197,173  11.46  48,092,536    1.09%     1.40%     11.49%
WM VT U.S. Government Securities Fund
   WM Advantage                        3,672,369   1.68   6,155,578    4.61%     1.40%      3.01%
   WM Strategic Asset Manager          1,358,726   6.74   9,159,888    5.04%     1.40%      3.01%
WM VT West Coast Equity Fund
   WM Advantage                          605,713   1.82   1,104,647    0.50%     1.40%     10.48%
   WM Strategic Asset Manager          1,718,444  11.79  20,268,636    0.53%     1.40%     10.48%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Divisions                                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                 200,774 $12.21 $2,450,750    0.60%     1.35%     16.35%
   Platinum Investor Immediate VA                                         15  13.79        210    0.67%     0.55%     17.28%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                 789,143   7.79  6,150,190    0.73%     1.35%      4.24%
   Platinum Investor Immediate VA                                         15  11.11        169    0.85%     0.55%      5.08%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                         15  12.17        180    0.00%     0.55%     13.82%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                         15  12.28        179    0.00%     0.55%      9.22%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                         15  10.62        163    4.56%     0.55%      1.01%
American Century VP Value Fund - Class I
   Platinum Investor                                                 175,302  15.37  2,694,140    0.92%     1.35%      3.63%
   Platinum Investor Immediate VA                                         15  11.33        172    0.96%     0.55%      4.46%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                  82,085   7.66    628,731    0.00%     1.35%     -3.98%
   Platinum Investor Immediate VA                                         15  10.34        154    0.00%     0.55%     -3.21%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                  84,528  12.77  1,079,529    0.03%     1.35%      7.71%
   Platinum Investor Immediate VA                                         15  12.30        184    0.03%     0.55%      8.57%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                 296,857   7.41  2,200,322    0.00%     1.35%      2.23%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                 263,139  13.66  3,594,777    0.00%     1.35%      4.39%
   Platinum Investor Immediate VA                                         15  11.48        173    0.00%     0.55%      5.22%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                 415,514  13.39  5,563,332    3.60%     1.35%      1.11%
   Platinum Investor Immediate VA                                         15  10.76        165    3.79%     0.55%      1.92%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                    766,976   7.02  5,387,853    5.78%     0.40%      1.07%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                         --   7.61         --    0.00%     0.40%     -1.95%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       41,319   3.02    124,771    2.48%     1.55%      2.45%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                 104,375  10.16  1,060,848    2.53%     1.35%      2.39%
   Platinum Investor Immediate VA                                         15  10.77        164    2.77%     0.55%      3.21%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                 296,415  12.20  3,617,040    0.12%     1.35%     15.09%
   Platinum Investor Immediate VA                                         15  12.85        193    0.14%     0.55%     16.01%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                 324,989  11.32  3,678,950    1.49%     1.35%      4.16%
   Platinum Investor Immediate VA                                         15  11.42        173    1.58%     0.55%      4.99%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                 356,109   6.90  2,455,781    0.28%     1.35%      4.09%
   Platinum Investor Immediate VA                                         15  10.93        163    0.30%     0.55%      4.93%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     24,000 $ 3.06 $   73,329    1.83%     1.55%      3.22%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                       15  14.16        213    0.00%     0.55%     17.37%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     11,906   2.81     33,413    0.66%     1.55%     17.22%
Franklin Templeton Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                       15  12.48        188    0.84%     0.55%      8.17%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                       15  10.53        161    4.81%     0.55%      1.84%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                       15  12.09        183    0.99%     0.55%      9.95%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               138,882  11.72  1,628,330    1.20%     1.35%      8.70%
   Platinum Investor Immediate VA                                       15  12.60        191    1.28%     0.55%      9.57%
Franklin Templeton Templeton Global Asset Allocation Fund - Class
  2
   Platinum Investor                                               149,816  13.34  1,998,242    3.78%     1.35%      2.17%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                16,879   9.17    154,830    0.14%     1.35%      1.57%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                50,477  10.02    505,678    1.01%     1.35%     30.18%
   Platinum Investor Immediate VA                                       15  15.91        240    1.12%     0.55%     31.22%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               153,369   5.72    877,861    0.00%     1.35%     10.53%
   Platinum Investor Immediate VA                                       15  12.70        190    0.00%     0.55%     11.41%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                79,130   6.60    522,124    1.03%     1.35%      4.16%
   Platinum Investor Immediate VA                                       15  11.36        173    1.30%     0.55%      4.99%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                       15  12.32        187    0.21%     0.55%      8.61%
JPMorgan Small Company Portfolio
   Platinum Investor                                                38,931  11.36    442,073    0.00%     1.35%      2.03%
   Platinum Investor Immediate VA                                       15  12.28        182    0.00%     0.55%      2.85%
LEVCO Equity Value Fund
   Select Reserve                                                    5,749   7.22     41,488    0.09%     0.40%      8.11%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                               225,387   6.53  1,471,762    0.76%     1.35%      0.33%
   Platinum Investor Immediate VA                                       15  11.16        168    0.82%     0.55%      1.13%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                               530,893   8.75  4,647,795    0.00%     1.35%      7.73%
   Platinum Investor Immediate VA                                       15  11.90        180    0.00%     0.55%      8.59%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                80,884   8.49    686,735    0.00%     1.35%      3.84%
   Platinum Investor Immediate VA                                       15  11.32        171    0.00%     0.55%      4.67%
MFS VIT Research Series - Initial Class
   Platinum Investor                                               123,440   7.78    959,855    0.46%     1.35%      6.36%
   Platinum Investor Immediate VA                                       15  12.01        182    0.52%     0.55%      7.21%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                      Investment
                                                                    Unit                Income    Expense    Total
Divisions                                                    Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               3,488 $ 2.52 $    8,784    0.84%     1.55%      7.51%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        124,785   7.00    873,162    0.00%     1.35%     12.22%
   Platinum Investor Immediate VA                                15  12.69        190    0.00%     0.55%     13.12%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                  --   2.98         --    0.00%     1.55%     16.24%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                15  11.29        173    1.93%     0.55%      3.32%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                15  13.33        202    1.09%     0.55%     13.68%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        272,974  14.99  4,090,747    2.79%     1.35%      0.73%
   Platinum Investor Immediate VA                                15  10.84        167    2.98%     0.55%      1.53%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        112,399  10.93  1,228,529    2.75%     1.35%      1.13%
   Platinum Investor Immediate VA                                15  10.27        158    2.79%     0.55%      1.94%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        292,287  12.84  3,752,800    3.38%     1.35%      1.08%
   Platinum Investor Immediate VA                                15  10.67        164    3.56%     0.55%      1.89%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        158,465  10.70  1,695,800    1.27%     1.35%      4.75%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                        227,918  10.82  2,465,661    0.00%     1.35%      5.26%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                15  11.07        170    8.07%     0.55%      2.49%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        253,973  10.65  2,704,763    1.58%     1.35%      3.82%
   Platinum Investor Immediate VA                                15  11.28        173    1.70%     0.55%      4.65%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         68,283  12.62    862,046    0.80%     1.35%     12.57%
   Platinum Investor Immediate VA                                15  13.14        200    0.92%     0.55%     13.48%
Royce Small-Cap Portfolio
   Select Reserve                                           112,695  13.43  1,514,045    0.00%     0.40%      8.13%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                15  12.29        184    0.00%     0.55%      8.14%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                15  10.77        165    2.49%     0.55%      1.34%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                              340,531   7.61  2,592,775    3.36%     1.40%      2.77%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                              313,888   7.78  2,442,958    0.37%     1.40%     32.00%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                              962,972   7.82  7,526,085    0.47%     1.40%     14.11%
   Platinum Investor                                        162,385  10.11  1,641,901    0.47%     1.35%     14.16%
   Platinum Investor Immediate VA                                15  12.25        187    0.48%     0.55%     15.08%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                              591,614   8.32  4,925,118    0.97%     1.40%      4.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                  Investment
                                                               Unit                 Income    Expense    Total
Divisions                                              Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                         516,940 $ 6.16 $ 3,185,569    7.22%     1.40%     -0.34%
   Platinum Investor                                   119,393  10.50   1,253,617    7.32%     1.35%     -0.29%
   Platinum Investor Immediate VA                           15  10.92         167    7.55%     0.55%      0.50%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                         531,709   6.34   3,368,662    1.13%     1.40%      9.53%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                         998,330  11.53  11,507,341    0.31%     1.40%     10.75%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                         193,099  20.89   4,033,782    1.18%     1.40%     15.43%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                       1,135,936   8.19   9,305,629    1.30%     1.40%      3.11%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                       10,893  11.23     122,382    0.17%     0.40%      5.48%
VALIC Company I Health Sciences Fund
   Select Reserve                                        6,262  12.12      75,883    0.00%     0.40%     12.58%
VALIC Company I Income & Growth Fund
   Select Reserve                                        4,702  11.46      53,905    1.88%     0.40%      4.14%
VALIC Company I International Equities Fund
   Platinum Investor                                    80,670  10.38     837,658    1.64%     1.35%     15.42%
   Platinum Investor Immediate VA                           15  13.23         203    1.84%     0.55%     16.34%
   Select Reserve                                       24,224  11.27     272,893    1.81%     0.40%     16.52%
   VAriety Plus                                         16,649   1.50      24,940    1.70%     1.55%     15.19%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                   319,472  17.55   5,607,049    0.98%     1.35%     10.70%
   Platinum Investor Immediate VA                           15  12.50         190    1.06%     0.55%     11.58%
   Select Reserve                                       26,207  15.32     401,388    1.19%     0.40%     11.75%
VALIC Company I Money Market I Fund
   Platinum Investor                                   228,434  10.89   2,488,367    2.88%     1.35%      1.35%
   Select Reserve                                      878,323   6.00   5,270,144    2.60%     0.40%      2.32%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                   126,804   4.72     598,917    0.13%     1.35%     -0.11%
   Platinum Investor Immediate VA                           15  11.19         166    0.14%     0.55%      0.69%
VALIC Company I Science & Technology Fund
   Platinum Investor                                   103,739   3.93     407,328    0.00%     1.35%      1.95%
   Platinum Investor Immediate VA                           15  10.79         161    0.00%     0.55%      2.76%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                    72,861  13.28     967,745    0.84%     1.35%      2.87%
   Platinum Investor Immediate VA                           15  11.90         177    0.98%     0.55%      3.70%
VALIC Company I Social Awareness Fund
   VAriety Plus                                            838   3.43       2,877    1.17%     1.55%      2.47%
VALIC Company I Stock Index Fund
   Platinum Investor                                   665,355   9.22   6,132,525    1.46%     1.35%      3.16%
   Platinum Investor Immediate VA                           15  11.21         172    1.58%     0.55%      3.99%
   Select Reserve                                       60,862   9.93     604,481    1.47%     0.40%      4.14%
   VAriety Plus                                         52,187   4.43     231,000    1.48%     1.55%      2.96%
Van Kampen Comstock Fund
   Other Contracts                                     172,098  30.64   5,272,945    1.69%     0.75%      3.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Divisions                                               Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
Van Kampen Corporate Bond Fund
   Other Contracts                                        44,735 $ 6.87 $    307,396    4.68%     0.75%      1.69%
Van Kampen High Yield Fund
   Other Contracts                                       979,118   5.66    5,541,048    7.35%     0.75%      0.52%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                         1,145,132  12.21   13,977,951    0.27%     1.40%      6.44%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                           669,685  16.49   11,043,888    0.76%     1.40%      6.65%
   Other Contracts (Deferred Load, Non-Qualified)        782,241   6.35    4,966,677    0.71%     1.25%      6.81%
   Other Contracts (Deferred Load, Qualified)                 --   6.31           --    0.71%     1.25%      6.81%
   Other Contracts (Non-Qualified)                        85,430   7.11      607,240    0.71%     0.75%      7.34%
   VAriety Plus                                          198,357   3.20      634,874    0.70%     1.55%      6.49%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                           443,927  12.76    5,662,366    4.37%     1.40%      2.10%
   Other Contracts (Deferred Load, Non-Qualified)        337,054   4.42    1,489,718    4.14%     1.25%      2.25%
   Other Contracts (Deferred Load, Qualified)              4,921   4.67       22,975    4.14%     1.25%      2.26%
   Other Contracts (Non-Qualified)                        83,341   5.06      421,837    4.14%     0.75%      2.77%
   VAriety Plus                                           75,733   2.50      189,701    3.58%     1.55%      1.95%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                         3,811,200  11.02   41,987,846    1.17%     1.40%      8.46%
   Platinum Investor                                     151,978  12.74    1,936,953    1.15%     1.35%      8.52%
   Platinum Investor Immediate VA                             15  12.19          186    1.22%     0.55%      9.38%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                           161,993   9.11    1,475,955    2.44%     1.40%      1.26%
   Other Contracts (Deferred Load, Non-Qualified)        465,982   2.62    1,222,497    2.72%     1.25%      1.41%
   Other Contracts (Deferred Load, Qualified)                 --   2.62           --    2.72%     1.25%      1.41%
   Other Contracts (Non-Qualified)                       133,316   2.94      392,415    2.72%     0.75%      1.92%
Van Kampen Reserve Fund
   Other Contracts                                        64,470   4.21      271,546    2.25%     0.75%      1.53%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                             15  11.04          169    8.14%     0.55%      2.19%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                             16  13.85          215    3.09%     0.55%     11.22%
WM VT Balanced Portfolio
   WM Advantage                                       13,473,636   1.40   18,880,041    1.92%     1.40%      4.54%
   WM Strategic Asset Manager                         24,705,106   9.14  225,771,616    1.87%     1.40%      4.54%
WM VT Conservative Balanced Portfolio
   WM Advantage                                          288,776   1.29      371,321    2.25%     1.40%      3.14%
   WM Strategic Asset Manager                          1,931,866   6.71   12,954,219    2.29%     1.40%      3.14%
WM VT Conservative Growth Portfolio
   WM Advantage                                       15,531,551   1.37   21,205,847    1.19%     1.40%      5.55%
   WM Strategic Asset Manager                         16,108,452   9.51  153,239,074    1.25%     1.40%      5.55%
WM VT Equity Income Fund
   WM Advantage                                          979,696   1.78    1,741,099    1.60%     1.40%      8.74%
   WM Strategic Asset Manager                          2,685,742   8.97   24,083,259    1.60%     1.40%      8.74%
WM VT Flexible Income Portfolio
   WM Advantage                                        1,278,514   1.31    1,678,211    3.29%     1.40%      1.98%
   WM Strategic Asset Manager                          5,803,431   7.81   45,312,895    3.37%     1.40%      1.98%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                    Investment
                                                 Unit                 Income    Expense    Total
Divisions                                Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------- --------- ------ ----------- ---------- --------- ----------
WM VT Growth & Income Fund
   WM Advantage                        4,632,598 $ 2.68 $12,416,173    1.22%     1.40%      1.87%
   WM Strategic Asset Manager          4,258,719   6.28  26,733,524    1.21%     1.40%      1.87%
WM VT Growth Fund
   WM Advantage                        6,008,681   3.05  18,326,386    0.54%     1.40%      5.92%
   WM Strategic Asset Manager          3,259,242   6.67  21,737,762    0.52%     1.40%      5.92%
WM VT Income Fund
   WM Advantage                        4,965,639   1.84   9,161,455    5.88%     1.40%      0.98%
   WM Strategic Asset Manager          1,403,063   7.07   9,914,583    5.67%     1.40%      0.98%
WM VT International Growth Fund
   WM Advantage                        3,210,892   1.75   5,618,477    1.53%     1.40%     16.23%
   WM Strategic Asset Manager            518,465   6.26   3,246,202    1.50%     1.40%     16.23%
WM VT Mid Cap Stock Fund
   WM Advantage                          502,105   1.81     907,408    0.47%     1.40%     11.82%
   WM Strategic Asset Manager            674,912   9.04   6,098,498    0.45%     1.40%     11.82%
WM VT Money Market Fund
   WM Advantage                        1,104,687   1.30   1,434,891    2.66%     1.40%      1.16%
   WM Strategic Asset Manager          1,204,188   5.78   6,965,659    2.50%     1.40%      1.16%
WM VT Short Term Income Fund
   WM Advantage                        2,811,489   1.47   4,121,263    3.88%     1.40%      0.23%
   WM Strategic Asset Manager            431,283   6.51   2,806,059    3.63%     1.40%      0.23%
WM VT Small Cap Growth Fund
   WM Advantage                        3,235,146   1.93   6,245,387    0.00%     1.40%     -3.09%
   WM Strategic Asset Manager            585,522   5.93   3,473,852    0.00%     1.40%     -3.09%
WM VT Strategic Growth Portfolio
   WM Advantage                          693,922   1.27     884,329    0.61%     1.40%      6.22%
   WM Strategic Asset Manager          5,446,225  10.28  55,973,253    0.65%     1.40%      6.22%
WM VT U.S. Government Securities Fund
   WM Advantage                        4,247,688   1.63   6,912,207    4.39%     1.40%      0.85%
   WM Strategic Asset Manager          1,909,404   6.54  12,496,759    4.37%     1.40%      0.85%
WM VT West Coast Equity Fund
   WM Advantage                          692,401   1.65   1,143,012    0.78%     1.40%      7.07%
   WM Strategic Asset Manager          2,054,268  10.68  21,932,198    0.70%     1.40%      7.07%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                        Investment
                                                                      Unit                Income    Expense    Total
Divisions                                                     Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------- --------- ------ ---------- ---------- --------- ----------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                          247,852 $10.49 $2,600,236    0.60%     1.35%     22.34%
   Platinum Investor Immediate VA                                  19  11.75        229    1.17%     0.55%     17.55%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                        1,057,615   7.48  7,907,100    0.43%     1.35%      4.35%
   Platinum Investor Immediate VA                                  19  10.57        206    0.90%     0.55%      5.72%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                  19  10.69        202    0.00%     0.55%      6.90%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                  19  11.24        210    0.00%     0.55%     12.40%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                  20  10.51        206    3.28%     0.55%      5.11%
American Century VP Value Fund - Class I
   Platinum Investor                                          184,061  14.83  2,729,694    0.94%     1.35%     12.80%
   Platinum Investor Immediate VA                                  19  10.84        211    0.00%     0.55%      8.43%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                           95,170   7.98    759,174    0.00%     1.35%      9.38%
   Platinum Investor Immediate VA                                  19  10.68        204    0.00%     0.55%      6.81%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                           99,517  11.86  1,179,958    0.36%     1.35%     12.94%
   Platinum Investor Immediate VA                                  19  11.33        218    0.71%     0.55%     13.26%
Dreyfus Socially Responsible Growth Fund - Initial Shares
   Platinum Investor                                          431,982   7.25  3,132,033    0.36%     1.35%      4.79%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                          354,417  13.09  4,638,295    0.18%     1.35%      9.85%
   Platinum Investor Immediate VA                                  19  10.91        210    0.38%     0.55%      9.09%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                          527,122  13.24  6,980,308    3.95%     1.35%      1.98%
   Platinum Investor Immediate VA                                  20  10.55        207    4.93%     0.55%      5.55%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                             815,171   6.95  5,665,554    5.48%     0.40%      8.25%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                               4,473   7.77     34,740    8.87%     0.40%      7.98%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                49,298   2.95    145,308    2.65%     1.55%      3.85%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                          118,686   9.93  1,178,113    2.47%     1.35%      3.77%
   Platinum Investor Immediate VA                                  20  10.44        204    0.00%     0.55%      4.39%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                          355,870  10.60  3,773,254    0.20%     1.35%     13.62%
   Platinum Investor Immediate VA                                  19  11.08        214    0.00%     0.55%     10.77%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                          378,077  10.87  4,109,039    1.43%     1.35%      9.74%
   Platinum Investor Immediate VA                                  19  10.87        211    0.00%     0.55%      8.73%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                          404,714   6.63  2,681,261    0.14%     1.35%      1.74%
   Platinum Investor Immediate VA                                  19  10.41        200    0.00%     0.55%      4.13%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     27,885 $ 2.96 $   82,545    1.27%     1.55%      8.91%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                       19  12.07        232    0.00%     0.55%     20.68%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     14,268   2.39     34,161    1.09%     1.55%     11.89%
Franklin Templeton Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                       19  11.54        223    0.00%     0.55%     15.39%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                       20  10.34        202    0.00%     0.55%      3.38%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                       19  11.00        214    0.00%     0.55%     10.00%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               178,423  10.79  1,924,576    1.05%     1.35%     16.94%
   Platinum Investor Immediate VA                                       19  11.50        223    0.00%     0.55%     14.98%
Franklin Templeton Templeton Global Asset Allocation Fund - Class
  2
   Platinum Investor                                               159,471  13.05  2,081,861    2.68%     1.35%     14.17%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                20,023   9.03    180,833    0.68%     1.35%      7.62%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                51,190   7.70    393,944    0.82%     1.35%     17.10%
   Platinum Investor Immediate VA                                       19  12.13        235    0.67%     0.55%     21.26%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               194,236   5.18  1,005,860    0.00%     1.35%     18.86%
   Platinum Investor Immediate VA                                       19  11.40        219    0.00%     0.55%     13.96%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                               116,913   6.34    740,654    0.87%     1.35%      3.13%
   Platinum Investor Immediate VA                                       20  10.82        211    1.09%     0.55%      8.19%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                       19  11.34        220    0.00%     0.55%     13.41%
JPMorgan Small Company Portfolio
   Platinum Investor                                                40,293  11.13    448,424    0.00%     1.35%     25.47%
   Platinum Investor Immediate VA                                       19  11.94        228    0.00%     0.55%     19.39%
LEVCO Equity Value Fund
   Select Reserve                                                    9,836   6.67     65,653    1.84%     0.40%     13.31%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                               269,897   6.51  1,756,685    0.35%     1.35%     10.96%
   Platinum Investor Immediate VA                                       19  11.03        214    0.00%     0.55%     10.33%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                               709,358   8.13  5,764,601    0.00%     1.35%     11.44%
   Platinum Investor Immediate VA                                       19  10.96        212    0.00%     0.55%      9.58%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                97,963   8.18    800,994    0.00%     1.35%      5.09%
   Platinum Investor Immediate VA                                       19  10.81        207    0.00%     0.55%      8.12%
MFS VIT Research Series - Initial Class
   Platinum Investor                                               133,379   7.31    975,133    1.05%     1.35%     14.30%
   Platinum Investor Immediate VA                                       19  11.21        217    0.00%     0.55%     12.06%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                      Investment
                                                                    Unit                Income    Expense    Total
Divisions                                                    Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
Navellier Growth Portfolio
   Select Reserve                                                -- $ 6.27 $       --    0.00%     0.40%     -8.77%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               4,606   2.34     10,790    1.20%     1.55%      7.63%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        133,993   6.24    835,491    0.00%     1.35%     14.75%
   Platinum Investor Immediate VA                                19  11.21        213    0.00%     0.55%     12.15%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                               1,143   2.56      2,930    0.01%     1.55%     17.15%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                20  10.93        213    0.00%     0.55%      9.27%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                19  11.73        226    0.00%     0.55%     17.28%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        313,664  14.88  4,666,568    0.97%     1.35%      7.46%
   Platinum Investor Immediate VA                                20  10.67        210    1.37%     0.55%      6.75%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        117,669  10.81  1,271,751    1.24%     1.35%     -0.06%
   Platinum Investor Immediate VA                                20  10.08        197    1.67%     0.55%      0.76%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        334,567  12.70  4,249,720    1.85%     1.35%      3.49%
   Platinum Investor Immediate VA                                20  10.47        205    1.92%     0.55%      4.68%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        208,364  10.22  2,128,595    0.00%     1.35%      2.16%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                        314,562  10.28  3,232,917    0.00%     1.35%      2.78%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                20  10.80        211    0.00%     0.55%      8.00%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        281,598  10.26  2,888,580    1.53%     1.35%      9.62%
   Platinum Investor Immediate VA                                19  10.78        210    0.00%     0.55%      7.76%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         63,549  11.21    712,657    1.10%     1.35%     19.36%
   Platinum Investor Immediate VA                                19  11.58        225    0.00%     0.55%     15.78%
Royce Small-Cap Portfolio
   Select Reserve                                            84,549  12.43  1,050,523    0.00%     0.40%     24.45%
Safeco RST Core Equity Portfolio
   Platinum Investor                                             --   7.33         --    1.96%     1.35%      4.00%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                             --  12.85         --    0.00%     1.35%     17.43%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                19  11.36        216    0.00%     0.55%     13.64%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                20  10.63        207    2.93%     0.55%      6.29%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                              469,484   7.41  3,478,305    3.63%     1.40%      2.92%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                              367,533   5.90  2,167,044    0.65%     1.40%     21.40%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                  Investment
                                                               Unit                 Income    Expense    Total
Divisions                                              Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                       1,301,230 $ 6.85 $ 8,912,553    0.17%     1.40%      6.27%
   Platinum Investor                                   251,382   8.86   2,226,436    0.17%     1.35%      6.33%
   Platinum Investor Immediate VA                           19  10.64         206    0.32%     0.55%      6.43%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                         771,775   7.98   6,156,289    0.74%     1.40%     11.96%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                         707,187   6.18   4,372,988    6.13%     1.40%      7.96%
   Platinum Investor                                   140,367  10.53   1,478,195    6.17%     1.35%      8.02%
   Platinum Investor Immediate VA                           20  10.86         212   11.53%     0.55%      8.61%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                         685,072   5.78   3,962,697    2.79%     1.40%     15.76%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                       1,323,508  10.41  13,774,539    0.02%     1.40%     13.00%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                         271,296  18.10   4,909,743    1.60%     1.40%     34.50%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                       1,476,511   7.94  11,730,389    0.97%     1.40%     16.20%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                        8,660  10.65      92,226    0.68%     0.40%      6.50%
VALIC Company I Health Sciences Fund
   Select Reserve                                        6,632  10.76      71,393    0.00%     0.40%      7.65%
VALIC Company I Income & Growth Fund
   Select Reserve                                        4,702  11.01      51,761    2.00%     0.40%     10.07%
VALIC Company I International Equities Fund
   Platinum Investor                                    90,929   9.00     818,047    1.35%     1.35%     16.28%
   Platinum Investor Immediate VA                           20  11.38         222    0.93%     0.55%     13.75%
   Select Reserve                                       19,493   9.67     188,463    1.25%     0.40%     17.39%
   VAriety Plus                                         16,693   1.30      21,708    1.41%     1.55%     16.04%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                   400,742  15.86   6,353,763    0.81%     1.35%     14.49%
   Platinum Investor Immediate VA                           19  11.20         216    0.68%     0.55%     12.03%
   Select Reserve                                       18,116  13.71     248,297    0.89%     0.40%     15.58%
VALIC Company I Money Market I Fund
   Platinum Investor                                   265,990  10.75   2,858,757    0.79%     1.35%     -0.55%
   Platinum Investor Immediate VA                           --  10.03          --    0.00%     0.55%      0.32%
   Select Reserve                                      996,460   5.86   5,843,492    0.84%     0.40%      0.40%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                   177,381   4.73     838,724    0.49%     1.35%      8.58%
   Platinum Investor Immediate VA                           19  11.11         211    1.06%     0.55%     11.13%
VALIC Company I Science & Technology Fund
   Platinum Investor                                   140,172   3.85     539,876    0.00%     1.35%     -0.56%
   Platinum Investor Immediate VA                           19  10.50         199    0.00%     0.55%      5.00%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                    81,803  12.91   1,056,149    0.81%     1.35%     16.31%
   Platinum Investor Immediate VA                           19  11.48         217    0.67%     0.55%     14.80%
VALIC Company I Social Awareness Fund
   VAriety Plus                                            839   3.35       2,810    1.20%     1.55%      8.89%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense    Total
Divisions                                               Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
VALIC Company I Stock Index Fund
   Platinum Investor                                     908,753 $ 8.93 $  8,119,171    1.54%     1.35%      9.03%
   Platinum Investor Immediate VA                             19  10.78          210    1.75%     0.55%      7.80%
   Select Reserve                                         59,044   9.54      563,097    1.58%     0.40%     10.07%
   VAriety Plus                                           55,810   4.30      239,944    1.54%     1.55%      8.81%
Van Kampen Comstock Fund
   Other Contracts                                       217,619  29.63    6,447,271    0.00%     0.75%     16.69%
Van Kampen Corporate Bond Fund
   Other Contracts                                        45,928   6.76      310,362    0.00%     0.75%      4.25%
Van Kampen High Yield Fund *
   Other Contracts                                     1,146,821   5.63    6,456,460    0.00%     0.75%      9.68%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                         1,502,640  11.47   17,232,754    0.00%     1.40%      5.55%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                           881,049  15.46   13,623,368    0.39%     1.40%      2.61%
   Other Contracts (Deferred Load, Non-Qualified)        843,655   5.94    5,015,022    0.38%     1.25%      2.76%
   Other Contracts (Deferred Load, Qualified)              1,236   5.91        7,303    0.38%     1.25%      2.76%
   Other Contracts (Non-Qualified)                        94,096   6.62      623,079    0.38%     0.75%      3.27%
   VAriety Plus                                          212,061   3.01      637,357    0.42%     1.55%      2.45%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                           591,196  12.49    7,385,577    4.84%     1.40%      2.72%
   Other Contracts (Deferred Load, Non-Qualified)        360,521   4.32    1,558,305    4.90%     1.25%      2.87%
   Other Contracts (Deferred Load, Qualified)              8,478   4.57       38,707    4.90%     1.25%      2.87%
   Other Contracts (Non-Qualified)                        99,245   4.93      488,816    4.90%     0.75%      3.39%
   VAriety Plus                                          103,191   2.46      253,537    4.68%     1.55%      2.57%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                         4,884,521  10.16   49,614,205    0.99%     1.40%     12.79%
   Platinum Investor                                     177,140  11.74    2,080,463    0.93%     1.35%     12.84%
   Platinum Investor Immediate VA                             19  11.14          217    0.00%     0.55%     11.41%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                           269,953   9.00    2,429,021    0.77%     1.40%     -0.60%
   Other Contracts (Deferred Load, Non-Qualified)        496,150   2.59    1,283,536    0.82%     1.25%     -0.45%
   Other Contracts (Deferred Load, Qualified)              1,539   2.59        3,982    0.82%     1.25%     -0.45%
   Other Contracts (Non-Qualified)                       183,863   2.89      531,018    0.82%     0.75%      0.05%
   VAriety Plus                                               --   1.76           --    0.12%     1.55%     -0.75%
Van Kampen Reserve Fund
   Other Contracts                                        69,062   4.15      286,496    0.00%     0.75%     -0.29%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                             20  10.80          211    0.00%     0.55%      8.02%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                             20  12.46          246    0.00%     0.55%     24.56%
WM VT Balanced Portfolio
   WM Advantage                                       15,324,809   1.34   20,541,849    1.81%     1.40%      8.59%
   WM Strategic Asset Manager                         28,412,338   8.74  248,381,621    1.83%     1.40%      8.59%
WM VT Conservative Balanced Portfolio
   WM Advantage                                          322,683   1.25      402,275    2.05%     1.40%      6.70%
   WM Strategic Asset Manager                          2,164,179   6.50   14,069,712    1.99%     1.40%      6.70%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                     Investment
                                                  Unit                 Income    Expense    Total
Divisions                                Units    Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------- ---------- ----- ------------ ---------- --------- ----------
WM VT Conservative Growth Portfolio
   WM Advantage                        18,656,187 $1.29 $ 24,131,927    1.38%     1.40%     10.22%
   WM Strategic Asset Manager          18,998,377  9.01  171,221,900    1.35%     1.40%     10.22%
WM VT Equity Income Fund
   WM Advantage                           836,126  1.63    1,366,522    1.76%     1.40%     17.46%
   WM Strategic Asset Manager           2,719,921  8.25   22,429,587    1.68%     1.40%     17.47%
WM VT Flexible Income Portfolio
   WM Advantage                         1,334,703  1.29    1,717,979    3.42%     1.40%      4.99%
   WM Strategic Asset Manager           6,865,841  7.66   52,568,380    3.30%     1.40%      4.99%
WM VT Growth & Income Fund
   WM Advantage                         5,616,835  2.63   14,778,005    1.04%     1.40%      7.57%
   WM Strategic Asset Manager           5,015,663  6.16   30,907,631    1.03%     1.40%      7.57%
WM VT Growth Fund
   WM Advantage                         7,248,233  2.88   20,870,839    0.00%     1.40%      6.72%
   WM Strategic Asset Manager           4,064,538  6.30   25,592,873    0.00%     1.40%      6.72%
WM VT Income Fund
   WM Advantage                         5,976,351  1.83   10,919,109    5.95%     1.40%      4.09%
   WM Strategic Asset Manager           1,634,050  7.00   11,434,686    5.85%     1.40%      4.09%
WM VT International Growth Fund
   WM Advantage                         3,777,836  1.51    5,687,400    1.16%     1.40%     12.03%
   WM Strategic Asset Manager             524,395  5.39    2,824,820    1.11%     1.40%     12.03%
WM VT Mid Cap Stock Fund
   WM Advantage                           535,027  1.62      864,678    0.31%     1.40%     13.00%
   WM Strategic Asset Manager             765,173  8.08    6,183,116    0.32%     1.40%     13.00%
WM VT Money Market Fund
   WM Advantage                         1,886,781  1.28    2,422,674    0.80%     1.40%     -0.55%
   WM Strategic Asset Manager           1,419,380  5.72    8,116,323    0.79%     1.40%     -0.55%
WM VT Short Term Income Fund
   WM Advantage                         3,525,591  1.46    5,156,343    3.82%     1.40%      0.65%
   WM Strategic Asset Manager             582,836  6.49    3,783,522    3.90%     1.40%      0.65%
WM VT Small Cap Growth Fund
   WM Advantage                         3,886,602  1.99    7,742,076    0.00%     1.40%      3.22%
   WM Strategic Asset Manager             776,893  6.12    4,756,101    0.00%     1.40%      3.22%
WM VT Strategic Growth Portfolio
   WM Advantage                         1,045,397  1.20    1,254,281    0.71%     1.40%     11.26%
   WM Strategic Asset Manager           6,436,098  9.68   62,275,834    0.64%     1.40%     11.26%
WM VT U.S. Government Securities Fund
   WM Advantage                         5,151,256  1.61    8,311,717    3.87%     1.40%      2.34%
   WM Strategic Asset Manager           2,401,347  6.49   15,583,604    3.64%     1.40%      2.34%
WM VT West Coast Equity Fund
   WM Advantage                           883,329  1.54    1,361,934    0.23%     1.40%     11.46%
   WM Strategic Asset Manager           2,329,097  9.97   23,224,880    0.25%     1.40%     11.46%

(a)These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

(b)These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c)These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2008, 2007, 2006, 2005 and 2004, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*  Fund Name Changes

2004

- Effective December 17, 2004, Van Kampen High Income Corporate Bond Fund changed its name to Van Kampen High Yield Fund.

2006

- Effective February 21, 2006, VALIC Company I Income & Growth Fund changed its name to VALIC Company I Core Value Fund.

- Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I.

- Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

2007

- Effective January 5, 2007, WM VT Equity Income Fund changed its name to Principal Equity Income Account I.

- Effective January 5, 2007, WM VT Income Fund changed its name to Principal Income Account.

- Effective January 5, 2007, WM VT Mid Cap Stock Fund changed its name to Principal MidCap Stock Account.

- Effective January 5, 2007, WM VT U.S. Government Securities Fund changed its name to Principal Mortgage Securities Account.

- Effective January 5, 2007, WM VT Balanced Portfolio changed its name to Principal SAM Balanced Portfolio.

- Effective January 5, 2007, WM VT Conservative Balanced Portfolio changed its name to Principal SAM Conservative Balanced Portfolio.

- Effective January 5, 2007, WM VT Conservative Growth Portfolio changed its name to Principal SAM Conservative Growth Portfolio.

- Effective January 5, 2007, WM VT Flexible Income Portfolio changed its name to Principal SAM Flexible Income Portfolio.

- Effective January 5, 2007, WM VT Strategic Growth Portfolio changed its name to Principal SAM Strategic Growth Portfolio.

- Effective January 5, 2007, WM VT Short Term Income Fund changed its name to Principal Short-Term Income Account.

- Effective January 5, 2007, WM VT West Coast Equity Fund changed its name to Principal West Coast Equity Account.

- Effective May 1, 2007, MFS VIT Capital Opportunities Series - Initial Class changed its name to MFS VIT Core Equity Series - Initial Class.

2008

- Effective May 1, 2008, MFS VIT Emerging Growth Series - Initial Class changed its name to MFS VIT Growth Series - Initial Class.

- Effective May 1, 2008, UIF Equity Growth Portfolio - Class I Shares changed its name to UIF Capital Growth Portfolio - Class I Shares.

- Effective May 1, 2008, VALIC Company I Blue Chip Growth Fund changed its name to AIG Retirement Company I Blue Chip Growth Fund.

- Effective May 1, 2008, VALIC Company I Core Value Fund changed its name to AIG Retirement Company I Core Value Fund.

- Effective May 1, 2008, VALIC Company I Health Sciences Fund changed its name to AIG Retirement Company I Health Sciences Fund.

- Effective May 1, 2008, VALIC Company I International Equities Fund changed its name to AIG Retirement Company I International Equities Fund.

- Effective May 1, 2008, VALIC Company I Mid Cap Index Fund changed its name to AIG Retirement Company I Mid Cap Index Fund.

- Effective May 1, 2008, VALIC Company I Money Market I Fund changed its name to AIG Retirement Company I Money Market I Fund.

- Effective May 1, 2008, VALIC Company I Nasdaq-100 Index Fund changed its name to AIG Retirement Company I Nasdaq-100 Index Fund.

- Effective May 1, 2008, VALIC Company I Science & Technology Fund changed its name to AIG Retirement Company I Science & Technology Fund.

- Effective May 1, 2008, VALIC Company I Small Cap Index Fund changed its name to AIG Retirement Company I Small Cap Index Fund.

- Effective May 1, 2008, VALIC Company I Social Awareness Fund changed its name to AIG Retirement Company I Social Awareness Fund.

- Effective May 1, 2008, VALIC Company I Stock Index Fund changed its name to AIG Retirement Company I Stock Index Fund.

- Effective May 1, 2008, Van Kampen LIT Strategic Growth Portfolio - Class I changed its name to Van Kampen LIT Capital Growth Portfolio - Class I.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG

In September 2008, American International Group, Inc. ("AIG") experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $31.7 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG - CONTINUED

On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company may be a party to a proposed securitization transaction in the future.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG - CONTINUED

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management does not currently anticipate this to have a material impact on the financial statements of the Separate Account.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                TABLE OF CONTENTS

   Report of Independent Auditors ............................................ 2

   Statements of Admitted Assets ............................................. 3

   Statements of Liabilities, Capital and Surplus ............................ 4

   Statements of Income and Changes in Capital and Surplus ................... 5

   Statements of Cash Flow ................................................... 6

   Notes to Statutory Basis Financial Statements ............................. 7

                         Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory statements of income and changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 1 to the financial statements.

/s/ PricewaterhouseCoopers LLP

New York, NY
April 29, 2009

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2008 AND 2007
                                 (000's OMITTED)

-------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                 2008           2007
-------------------------------------------------------------------------------------------------------------------------
Cash and invested assets:
   Bonds, at amortized cost (NAIC market value: 2008 - $13,162,193;
      2007 - $16,075,222) ...................................................................   $13,790,336   $15,843,721
   Stocks:
      Common stocks, at NAIC market value adjusted for non admitted assets
         (cost: 2008 - $1,278,987; 2007 - $1,556,742) .......................................     2,064,755     3,139,327
      Preferred stocks, primarily at NAIC market value (cost: 2008 - $277,589;
         2007 - $613,732) ...................................................................       255,675       613,732
   Other invested assets, primarily at equity (cost: 2008 - $1,505,810; 2007 - $1,458,240) ..     1,555,659     1,943,313
   Securities lending collateral ............................................................            --       279,774
   Short-term investments, at amortized cost (approximates NAIC market value) ...............       228,165       183,951
   Cash .....................................................................................       848,594       258,078
   Receivable for securities ................................................................         1,711            --
-------------------------------------------------------------------------------------------------------------------------
            Total cash and invested assets ..................................................    18,744,895    22,261,896
-------------------------------------------------------------------------------------------------------------------------
Investment income due and accrued ...........................................................       191,761       213,302
Agents' balances or uncollected premiums:
   Premiums in course of collection .........................................................       704,539       593,808
   Premiums and installments booked but deferred and not yet due ............................       408,671       892,935
   Accrued retrospective premiums ...........................................................     1,556,749     1,237,062
Amounts billed and receivable from high deductible policies .................................        23,162       159,393
Reinsurance recoverable on loss payments ....................................................       645,764       600,573
Funds held by or deposited with reinsurers ..................................................        12,327        11,118
Deposit accounting assets ...................................................................       530,085       751,468
Deposit accounting assets - funds held ......................................................        88,515        98,917
Federal and foreign income taxes recoverable from affiliates ................................       406,899       143,717
Net deferred tax assets .....................................................................       446,613       382,578
Equities in underwriting pools and associations .............................................       717,391     1,211,817
Receivable from parent, subsidiaries and affiliates .........................................       830,717       115,695
Other admitted assets .......................................................................        84,408       182,141
-------------------------------------------------------------------------------------------------------------------------
            Total admitted assets ...........................................................   $25,392,496   $28,856,420
=========================================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2008 AND 2007
                    (000's OMITTED EXCEPT SHARE INFORMATION)

---------------------------------------------------------------------------------------------------
As of December 31,                                                            2008          2007
---------------------------------------------------------------------------------------------------
                              Liabilities

Reserves for losses and loss adjustment expenses ......................   $13,268,600   $13,732,102
Unearned premium reserves .............................................     3,928,201     4,475,413
Commissions, premium taxes, and other expenses payable ................       311,636       234,495
Reinsurance payable on paid loss and loss adjustment expenses .........       481,915       263,917
Funds held by company under reinsurance treaties ......................       173,173       236,183
Provision for reinsurance .............................................        95,592       115,844
Ceded reinsurance premiums payable, net of ceding commissions .........       448,515       492,611
Retroactive reinsurance reserves - assumed ............................         6,984        30,486
Retroactive reinsurance reserves - ceded ..............................        (4,907)      (65,309)
Deposit accounting liabilities ........................................       188,303       189,511
Deposit accounting liabilities - funds held ...........................       484,067       695,928
Securities lending payable ............................................            --       304,398
Collateral deposit liability ..........................................       318,127       354,916
Payable to parent, subsidiaries and affiliates ........................        38,999       152,184
Other liabilities .....................................................       240,118       346,784
---------------------------------------------------------------------------------------------------
   Total liabilities ..................................................    19,979,323    21,559,463
---------------------------------------------------------------------------------------------------
                          Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares authorized,
   1,695,054 shares issued and outstanding ............................        25,426        25,426
Capital in excess of par value ........................................     3,739,388     2,941,471
Unassigned surplus ....................................................     1,646,043     4,280,727
Special surplus funds from retroactive reinsurance ....................         2,316        49,333
---------------------------------------------------------------------------------------------------
   Total capital and surplus ..........................................     5,413,173     7,296,957
---------------------------------------------------------------------------------------------------
   Total liabilities, capital, and surplus ............................   $25,392,496   $28,856,420
===================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (000's OMITTED)

-----------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                2008         2007         2006
-----------------------------------------------------------------------------------------------------------------
                           Statements of Income
                           --------------------

Underwriting income:
   Premiums earned ......................................................   $ 7,393,221   $7,703,016   $7,700,011
-----------------------------------------------------------------------------------------------------------------
Underwriting deductions:
   Losses incurred ......................................................     4,800,023    4,444,636    4,606,481
   Loss adjustment expenses incurred ....................................       742,400      840,801      803,517
   Other underwriting expenses incurred .................................     1,846,019    1,864,547    1,825,815
-----------------------------------------------------------------------------------------------------------------
Total underwriting deductions ...........................................     7,388,442    7,149,984    7,235,813
-----------------------------------------------------------------------------------------------------------------
Net underwriting income .................................................         4,779      553,032      464,198
-----------------------------------------------------------------------------------------------------------------
Investment income:
   Net investment income earned .........................................       912,331    1,019,018      702,426
   Net realized capital gains/(loss) (net of capital gains taxes:
      2008 - ($270,995); 2007 - $29,141; 2006 - $29,092) ................      (671,273)     117,037       61,624
-----------------------------------------------------------------------------------------------------------------
Net investment gain .....................................................       241,058    1,136,055      764,050
-----------------------------------------------------------------------------------------------------------------
Net loss from agents' or premium balances charged-off ...................       (48,507)     (85,724)     (49,762)
Finance and service charges not included in premium .....................        15,008       16,449       14,287
Other income ............................................................       384,065       76,290       49,691
-----------------------------------------------------------------------------------------------------------------
Income after capital gains taxes and before federal income taxes ........       596,403    1,696,102    1,242,464
Federal income tax expense ..............................................       235,238      348,359      263,263
-----------------------------------------------------------------------------------------------------------------
         Net income .....................................................   $   361,165   $1,347,743   $  979,201
=================================================================================================================
                      Changes in Capital and Surplus
                      ------------------------------

Capital and surplus, as of December 31, previous year ...................   $ 7,296,957   $6,211,853   $5,049,651
   Adjustment to beginning surplus ......................................           935      (56,532)      55,538
-----------------------------------------------------------------------------------------------------------------
Capital and surplus, as of January 1, ...................................     7,297,892    6,155,321    5,105,189
-----------------------------------------------------------------------------------------------------------------
Changes in capital and surplus:
   Net income ...........................................................       361,165    1,347,743      979,201
   Change in net unrealized capital gains (net of capital gains taxes:
      2008 - ($94,517); 2007 - $131,952; 2006 - $121,173) ...............    (1,194,450)    (103,183)     119,660
   Change in net deferred income tax ....................................       (40,420)     (73,791)     (13,270)
   Change in non-admitted assets ........................................        47,173      184,885      (80,352)
   Change in provision for reinsurance ..................................        20,252       12,980       81,328
   Paid in capital and surplus ..........................................       856,617      161,945           --
   Dividends to stockholder ................,............................    (1,582,633)    (615,000)          --
   Other surplus adjustments ............................................        (6,013)      (1,572)       1,268
   Foreign exchange translation .........................................      (346,410)     227,629       18,829
-----------------------------------------------------------------------------------------------------------------
         Total changes in capital and surplus ...........................    (1,884,719)   1,141,636    1,106,664
-----------------------------------------------------------------------------------------------------------------
Capital and surplus, as of December 31, .................................   $ 5,413,173   $7,296,957   $6,211,853
=================================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (000's OMITTED)

-------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                        2008           2007          2006
-------------------------------------------------------------------------------------------------------------
                        Cash From Operations
                        --------------------

Premiums collected, net of reinsurance ............................  $ 6,928,614   $ 7,948,658   $ 6,433,712
Net investment income .............................................      975,968     1,058,334       787,413
Miscellaneous (expense) income ....................................      349,699         7,137        75,317
-------------------------------------------------------------------------------------------------------------
   Sub-total ......................................................    8,254,281     9,014,129     7,296,442
-------------------------------------------------------------------------------------------------------------
Benefit and loss related payments .................................    5,083,511     3,805,525     3,520,205
Commission and other expense paid .................................    2,518,097     2,470,003     2,401,959
Dividends paid to policyholders ...................................          108           123         1,344
Federal and foreign income taxes paid (recovered) .................      190,586       330,784      (438,538)
-------------------------------------------------------------------------------------------------------------
   Net cash provided from operations ..............................      461,979     2,407,694     1,811,472
-------------------------------------------------------------------------------------------------------------
                       Cash From Investments
                      ----------------------

Proceeds from investments sold, matured, or repaid
   Bonds ..........................................................    7,091,835     4,926,616     5,231,792
   Stocks .........................................................    2,999,022     3,450,014     3,211,715
   Other ..........................................................      468,262       269,849     1,646,730
-------------------------------------------------------------------------------------------------------------
      Total proceeds from investments sold, matured, or repaid ....   10,559,119     8,646,479    10,090,237
-------------------------------------------------------------------------------------------------------------
Cost of investments acquired
   Bonds ..........................................................    5,302,577     5,748,239    10,488,316
   Stocks .........................................................    2,918,679     3,296,552     3,180,130
   Other ..........................................................      227,385       772,178       350,752
-------------------------------------------------------------------------------------------------------------
      Total cost of investments acquired ..........................    8,448,641     9,816,969    14,019,198
-------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities .........    2,110,478    (1,170,490)   (3,928,961)
-------------------------------------------------------------------------------------------------------------
   Cash From Financing and Miscellaneous Sources
Capital and surplus paid-in .......................................      691,898            --     1,326,780
Borrowed funds ....................................................     (304,398)      101,075            --
Dividends to stockholder ..........................................   (1,582,633)     (615,000)           --
Intercompany receivable and payable, net ..........................   (1,798,258)      (26,540)      342,735
Net deposit on deposit-type contracts and other insurance .........       36,501        71,282       262,411
Equities in underwriting pools and associations ...................      507,442      (360,841)     (184,691)
Collateral deposit liability ......................................      (36,789)     (258,127)      107,288
Other .............................................................      548,510        (4,145)      438,392
-------------------------------------------------------------------------------------------------------------
   Net cash (used in) provided from financing activities ..........   (1,937,727)   (1,092,296)    2,292,915
-------------------------------------------------------------------------------------------------------------
   Effect of exchange rate changes on cash ........................           --         3,329           338
   Net change in cash and short-term investments ..................      634,730       148,237       175,764
Cash and short-term investments:
   Beginning of year ..............................................      442,029       293,792       118,028
-------------------------------------------------------------------------------------------------------------
   End of year ....................................................  $ 1,076,759   $   442,029   $   293,792
=============================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING
--------------------------------------------------------------------------------
POLICIES
--------

A.   Organization
     ------------

     American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of AIG Commercial Insurance Group, Inc. (AIGCIG), a Delaware corporation, which is in turn owned by AIU Holdings, Inc., a Delaware corporation (formerly AIG Property Casualty Group, Inc.). The Company's ultimate parent is American International Group, Inc. (the Ultimate Parent or AIG). See Notes 13 and 14 for information about recent developments regarding AIG and AIU Holdings, Inc.

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers and through AIG's risk finance operation, the Company provides its customized structured products.

     The accompanying financial statements include the Company's U.S. operation and its Japan branch. The operations for the Company's Canadian branch are included for 2007 and 2006. See Note 5 for additional information on the Canadian Branch.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

B.   Summary of Significant Statutory Basis Accounting Policies
     ----------------------------------------------------------
     Prescribed or Permitted Statutory Accounting Practices:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

     The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; and (2) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance that are not permitted under NAIC SAP.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by NY SAP is shown below:

     -------------------------------------------------------------------------------------
     December 31,                                        2008         2007          2006
     --------------------------------------------------------------------------------------
     Net income, NY SAP ...........................  $  361,165   $1,347,743   $   979,201
     State prescribed practices - (deduction):
        Non-tabular discounting ...................     (71,999)     (21,301)      (21,866)
     -------------------------------------------------------------------------------------
     Net income, NAIC SAP .........................  $  289,166   $1,326,442   $   957,335
     =====================================================================================
     Statutory surplus, NY SAP ....................  $5,413,173   $7,296,957   $ 6,211,853
     State prescribed or permitted practices -
        (charge):
        Non-tabular discounting ...................    (327,771)    (255,772)     (234,471)
        Credits for reinsurance ...................    (365,018)    (468,227)     (539,907)
        SSAP 48/SSAP 97 ...........................          --      (30,616)     (535,157)
     -------------------------------------------------------------------------------------
     Statutory surplus, NAIC SAP ..................  $4,720,384   $6,572,958   $ 4,902,318
     =====================================================================================

     In 2008, the Commissioner granted a permitted practice to the member companies of American International Underwriters Overseas Association (AIUOA or the Association) allowing the valuation of AIG UK Holdings based on the audit of American International Group (AIG or the Ultimate parent). As of December 31, 2008, the value of AIG UK Holdings was $28,383. The Company's interest in AIG UK Holdings results from its 11% participation in the Association. All non-underwriting assets and liabilities of AIUOA have been reported by the Company under the caption Equities in Underwriting Pools and Associations.

     In 2007 the foreign property and casualty division of AIG announced the restructuring of its United Kingdom (UK) general insurance operations designed to simplify the organization, provide an enhanced regulatory and legal platform and improve transparency and efficiency. In December 2007, New Hampshire Insurance Company transferred substantially all of the business written by its United Kingdom branch (the UK Branch) to AIG UK Ltd., a UK affiliate formerly known as Landmark Insurance Company Limited. This transfer was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK. The results of the UK branch had been previously reported through the Company's participation in AIUOA (See Note 5). AIUOA reports on a fiscal year ending on November 30th. Although the Company's fiscal year ends on December 31st, the Company's annual financial statements have historically and consistently reported the results of its participation in AIUOA based on AIUOA's fiscal year close of November 30th. In order to achieve consistency in its financial reporting, the Company, with the permission of the New York and Pennsylvania Insurance Departments, recorded the effects of this transaction in its 2008 statutory financial statements.

     The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2008, 2007 and 2006 reporting periods.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Statutory Accounting Practices and Generally Accepted Accounting
     ----------------------------------------------------------------
     Principles:
     -----------

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

     Under GAAP:
     -----------

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

     Under NAIC SAP:
     ---------------

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     Significant Statutory Accounting Practices:
     -------------------------------------------

     A summary of the Company's significant statutory accounting practices are as follows:

     Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates. The significant estimates were used for loss and loss adjustment expenses, certain reinsurance balances, admissibility of deferred taxes, allowance for doubtful accounts and the carrying value of certain investments.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Invested Assets: The Company's invested assets are accounted for as follows:

     . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates market value (as designated by the NAIC Securities Valuation Office).

     . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Loss) as a realized loss.

          In periods subsequent to the recognition of an other-than-temporary impairment loss for fixed maturity securities, the Company accretes the discount or amortizes the premium over the remaining life of the security based on the amount and timing of future estimated cash flows.

          Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2008 and 2007, the market value of the Company's mortgage-backed securities approximated $188,891 and $505,415, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

     . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or market values.

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0% and whose securities are traded on a major exchange are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP (discounted market value approach), with the exception of Transatlantic Holdings, Inc. (TransRe), as more fully discussed below. The average discount rate for such investments was 11.5% and 21.0% as of December 31, 2008 and 2007, respectively. In 2008, the Company received approval from the Insurance Department of the State of New York to account for its investment in Trans Re based on the equity method in accordance

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

          with US GAAP financial statements and certain adjustments indicated by the NAIC Statements of Statutory Accounting Principles (SSAP) No. 97, entitled Investments in SCA Entities, (SSAP 97). Prior to 2008, TransRe was accounted for based on the discounted market value approach in accordance with paragraph 8(a) of SSAP 97. The impact to surplus due to this change in methodology was approximately $265,000. All other investments in affiliates are included in common stocks based on the net worth of the entity.

     . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Loss) as a realized loss.

     . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

          Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

          Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

          Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

     . Net Investment Gain (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

          Investment income due and accrued is assessed for collectability. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2008 and 2007, no investment

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

          income due and accrued was determined to be uncollectible or non-admitted.

     . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at market values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

     Other Than Temporary Impairment:
     --------------------------------

     The Company regularly evaluates its investments for other-than-temporary impairments (OTTI) in value. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment portfolio.

     The Company's policy for determining other-than-temporary-impairments has been established in accordance with prescribed SAP guidance, including SSAP Nos. 26, 30, 32, 43, and INT 06-07.

     For bonds, other than loan backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. For loan backed and structured securities, an OTTI shall be considered to have occurred if the undiscounted future cash flows are less than the book value of the security. In general, a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer); or

          . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation, (ii) the issuer seeking protection from creditors under the bankruptcy law as or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          . The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

     Common and preferred stock investments whose market value is less than its book value for a period greater than twelve months is considered a candidate for other-than-temporary impairment. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors include:

          .    The Company may not realize a full recovery on its investment ;

          .    Fundamental credit issues of the issuer;

          . Any other qualitative/quantitative factors that would indicate that an other than temporary impairment has occurred.

     Limited partnership investments whose market value is less than its book value for a period greater than twelve months is considered a candidate for other-than-temporary impairment. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     temporary. Factors to consider include:

          . An order of liquidation or other fundamental credit issues with the partnership;

          . Evaluation of the cash flow activity between the Company and the partnership or fund during the year;

          . Evaluation of the current stage of the life cycle of the investment;

          . An intent to sell the investment prior to the recovery of cost of the investment;

          . Any other qualitative/quantitative factors that would indicate that an other than temporary impairment has occurred.

     If the analysis indicates that an other then temporary impairment has taken place, the investment is written down to fair value per as defined in the glossary to the NAIC Accounting Practices and Procedures Manual, which would become the new cost basis. The amount of the write down is to be accounted for as a realized loss. This realized loss impact to Surplus will be offset by a corresponding reduction to unrealized losses.

     Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. The Company establishes nonadmitted assets for 100% of amounts recoverable where any agent's balance or uncollected premium has been classified as nonadmitted and thereafter for 10% of any amounts recoverable not offset by retrospective return premiums or collateral. In connection therewith, as of December 31, 2008 and 2007, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,556,749 and $1,237,062, respectively, net of non-admitted premium balances of $72,597 and $52,913, respectively.

     Net written premiums that were subject to retrospective rating features were as follows:

     ---------------------------------------------------------------------------------------------------
     For the years ended December 31,                                      2008       2007       2006
     ---------------------------------------------------------------------------------------------------
     Net written premiums subject to retrospectively rated premiums ..   $648,672   $ 811,018   $684,635
     Percentage of total net written premiums ........................        9.5%       10.6%       8.7%
     ---------------------------------------------------------------------------------------------------

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

     Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

     Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

     High Deductible Policies: In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 65, entitled Property and Casualty Contracts, the Company establishes loss reserves for high deductible policies net of deductibles (or reserve credits). As of December 31, 2008 and 2007, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,613,086 and $3,620,497, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The Company establishes a non-admitted asset for 10 percent of paid loss recoverables, on high deductible policies, in excess of collateral held on an individual insured basis, or for 100 percent of paid loss recoverables where no collateral is held. As of December 31, 2008 and 2007, the amount billed and recoverable on paid claims was $64,016 and $179,109, respectively, of which $40,854 and $19,716, respectively, were non-admitted. Additionally, the Company establishes an allowance for doubtful accounts for such paid loss recoverables in excess of collateral and after non-admitted assets, and does not recognize reserve credits where paid loss credits are deemed by the Company to be uncollectible.

     Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of AIUOA. See Note 5 for a description of the AIUOA pooling agreement and related financial statement presentation.

     Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs in Other Liabilities. The liability is earned over the terms of the underlying policies.

     Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves and LAE reserves (net of reinsurance) subject to the tabular discounting were $2,263,861 and $2,014,235, as of December 31, 2008 and 2007,
     respectively. As of December 31, 2008 and 2007, the Company's tabular discount amounted to $263,886 and $285,969, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,263,861 and $2,014,235 as of December 31, 2008 and 2007, respectively. As of December 31, 2008 and 2007, the Company's non-tabular discount amounted to $327,771 and $255,772, respectively, all of which were applied against the Company's case reserves.

     Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income in Other Income.

     Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

     Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     Non-Admitted Assets: Certain assets, principally electronic data processing
     (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2008 and 2007, depreciation and amortization expense amounted to $25,260 and $24,539, and accumulated depreciation as of December 31, 2008 and 2007 amounted to $141,379 and $137,278, respectively.

     Reclassifications: Certain balances contained in the 2007 and 2006 financial statements have been reclassified to conform to the current year's presentation.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
-----------------------------------------------------------------------

During 2008, 2007 and 2006, the Company dedicated significant effort to the resolution of weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2007, 2006 and 2005 annual statements. The corrections of these adjustments resulted in an after tax statutory credits (charges) of $935, $(56,532) and $55,538 as of January 1, 2008, 2007 and 2006 respectively.

In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, these adjustments have been reported as an adjustment to unassigned surplus as of January 1, 2008, 2007 and 2006.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The impact of these adjustments on policyholder surplus as of January 1, 2008, 2007 and 2006 is as follows:

---------------------------------------------------------------------------
                                                              Policyholders
                                                                 Surplus
---------------------------------------------------------------------------
Balance at December 31, 2007 ...............................   $7,296,957
Adjustments to beginning Capital and Surplus:
   Asset realization .......................................       (9,156)
   Liability correction ....................................       15,525
   Federal income taxes, net of capital adjustments of
      $58,700 ..............................................       (5,434)
---------------------------------------------------------------------------
      Total adjustments to beginning Capital and Surplus ...          935
---------------------------------------------------------------------------
Balance at January 1, 2008, as adjusted ....................   $7,297,892
===========================================================================

---------------------------------------------------------------------------
                                                              Policyholders
                                                                 Surplus
---------------------------------------------------------------------------
Balance at December 31, 2006 ...............................   $6,211,853
Adjustments to beginning Capital and Surplus:
   Federal income taxes ....................................      (79,156)
   Goodwill ................................................        2,146
   Asset admissibility .....................................        5,841
   Expense recognition .....................................       14,637
---------------------------------------------------------------------------
      Total adjustments to beginning Capital and Surplus ...      (56,532)
---------------------------------------------------------------------------
Balance at January 1, 2007, as adjusted ....................   $6,155,321
===========================================================================

---------------------------------------------------------------------------
                                                              Policyholders
                                                                 Surplus
---------------------------------------------------------------------------
Balance at December 31, 2005 ...............................    $5,049,651
Adjustments to beginning Capital and Surplus:
   Asset admissibility .....................................        (3,482)
   Foreign translation adjustment ..........................       102,290
   Federal income taxes ....................................       (43,270)
---------------------------------------------------------------------------
      Total adjustments to beginning Capital and Surplus ...        55,538
---------------------------------------------------------------------------
Balance at January 1, 2006, as adjusted ....................    $5,105,189
===========================================================================

An explanation for each of the adjustments for prior period corrections is described below:

Asset realization: The Company identified that a commuted retroactive ceded reinsurance reserve asset should have been written-off in a prior year.

Liability correction: The Company determined that certain inter company balances relating to American Home's Japan Branch were unsupported.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

Asset admissibility: The Company determined that certain receivables for high deductible policies and other assets should have been non-admitted.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to (i) the appropriate characterization as a settlement of an intercompany balance impacting unassigned surplus rather than a capital contribution with no impact to total capital and surplus; (ii) an increase in provisions for potential tax exposures; and (iii) corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company resulting in no impact in the table above (see Note 9).

Foreign translation adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

Goodwill: Correction of the amortization of goodwill.

Expense recognition: The Company determined that certain revisions to commissions expense related to certain accident and health contracts were needed.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS
--------------------

Statutory Fair Value of Financial Instruments:
----------------------------------------------

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2008 and 2007.

                                                      2008                      2007*
----------------------------------------------------------------------------------------------
                                              Carrying    Statutory     Carrying    Statutory
                                               Amount     Fair Value     Amount     Fair Value
----------------------------------------------------------------------------------------------
Assets:
   Bonds ................................  $13,790,336  $13,162,193  $15,843,721  $16,075,222
      Common stocks .....................    2,064,755    2,064,755    3,139,327    3,529,455
      Preferred stocks ..................      255,675      250,025      613,732      610,622
      Other invested assets .............    1,555,659    1,555,659    1,943,313    1,943,313
      Securities lending collateral .....           --           --      279,774      279,774
      Cash and short-term investments ...    1,076,759    1,076,759      442,029      442,029
      Receivable for securities .........        1,711        1,711           --           --
      Equities in underwriting pools and
         associations ...................      717,391      717,391    1,211,817    1,211,817
Liabilities:
      Securities lending payable ........  $        --  $        --  $   304,398  $   304,398
      Collateral deposit liability ......      318,127      318,127      354,916      354,916
      Payable for securities ............           --           --        3,331        3,331
----------------------------------------------------------------------------------------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

     . The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value for 2007. During 2008, the NAIC adopted new reporting requirements for fair value such that insurers are no longer required to use the value derived from the Securities Valuation Office (SVO). Instead, the Company is required to obtain fair values that reliably reflect the price at which a security would sell in an arms length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchange, broker or custodian or SVO.

     . The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates (other than Trans *Re for 2008, as discussed in Note 1) which are based on quoted market values.

     . Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

--------------------
* For 2007, the NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     . The carrying value of all other financial instruments approximates fair value.

The amortized cost and market values of the Company's bond investments as of December 31, 2008 and 2007 are outlined in the table below:*

----------------------------------------------------------------------------------------------------------------------------
                                                                                         Gross        Gross
                                                                          Amortized    Unrealized   Unrealized      Market
                                                                            Cost         Gains        Losses        Value
----------------------------------------------------------------------------------------------------------------------------
As of December 31, 2008
   U.S. governments ..................................................   $   342,814    $ 17,532     $    857    $   359,489
   All other governments .............................................       237,743       5,372           71        243,044
   States, territories and possessions ...............................     2,477,551      62,833       65,735      2,474,649
   Political subdivisions of states, territories and possessions .....     2,937,737      51,776       68,565      2,920,948
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their
      political subdivisions .........................................     6,841,572      81,971      442,673      6,480,870
   Public utilities ..................................................        37,551         490           --         38,041
   Industrial and miscellaneous ......................................       915,368       4,936      275,152        645,152
----------------------------------------------------------------------------------------------------------------------------
         Total bonds, as of December 31, 2008 ........................   $13,790,336    $224,910     $853,053    $13,162,193
============================================================================================================================
As of December 31, 2007*
   U.S. governments ..................................................   $   331,397    $  9,847     $    114    $   341,130
   All other governments .............................................       843,820      13,464          248        857,036
   States, territories and possessions ...............................     2,729,603      53,167        2,240      2,780,530
   Political subdivisions of states, territories and possessions .....     3,320,639      66,000        1,435      3,385,204
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their
      political subdivisions .........................................     6,935,227     118,715       23,268      7,030,674
   Public utilities ..................................................        79,320         948           66         80,202
   Industrial and miscellaneous ......................................     1,603,715       7,578       10,847      1,600,446
----------------------------------------------------------------------------------------------------------------------------
         Total bonds, as of December 31, 2007 ........................   $15,843,721    $269,719     $ 38,218    $16,075,222
============================================================================================================================

--------------------
* For 2007, the NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The amortized cost and market values of bonds at December 31, 2008, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

-----------------------------------------------------------------------------
                                                    Amortized
                                                       Cost      Market Value
-----------------------------------------------------------------------------
   Due in one year or less .....................   $    63,952   $    64,171
   Due after one year through five years .......       914,058       928,312
   Due after five years through ten years ......     2,831,197     2,902,404
   Due after ten years .........................     9,527,950     9,078,415
   Mortgaged-backed securities .................       453,179       188,891
-----------------------------------------------------------------------------
   Total bonds .................................   $13,790,336   $13,162,193
=============================================================================

Proceeds from sales and gross realized gains and gross realized losses were as follows:

For the years ended December 31,                      2008                     2007                      2006
-----------------------------------------------------------------------------------------------------------------------
                                                           Equity                    Equity                    Equity
                                              Bonds      Securities      Bonds     Securities       Bonds    Securities
-----------------------------------------------------------------------------------------------------------------------
     Proceeds from sales ................   $6,117,426   $2,755,122   $4,142,868   $2,980,634   $4,370,165   $3,151,915
     Gross realized gains ...............       80,829      255,843       83,609      191,600        6,407      222,465
     Gross realized losses ..............      125,139      487,333       17,451      151,981       21,502      105,248
-----------------------------------------------------------------------------------------------------------------------

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The cost or amortized cost and market value of the Company's common and preferred stocks as of December 31, 2008 and 2007 are set forth in the table below:

                                                       December 31, 2008
------------------------------------------------------------------------------------------------------
                           Cost or      Gross        Gross
                          Amortized   Unrealized   Unrealized     Market     Non-Admitted    Carrying
                            Cost        Gains        Losses        Value         Asset         Value
------------------------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated ........   $  494,547   $  981,812    $130,781    $1,345,578        $--       $1,345,578
   Non-affiliated ....      784,440       86,171     151,434       719,177         --          719,177
------------------------------------------------------------------------------------------------------
      Total ..........   $1,278,987   $1,067,983    $282,215    $2,064,755        $--       $2,064,755
======================================================================================================
Preferred stocks:
-----------------
   Affiliated ........   $       --   $       --    $     --    $       --        $--       $       --
   Non-affiliated ....      277,589        4,940      32,504       250,025         --          255,675
------------------------------------------------------------------------------------------------------
      Total ..........   $  277,589   $    4,940    $ 32,504    $  250,025        $--       $  255,675
======================================================================================================

                                                       December 31, 2007*
------------------------------------------------------------------------------------------------------
                           Cost or      Gross        Gross
                          Amortized   Unrealized   Unrealized     Market     Non-Admitted    Carrying
                            Cost        Gains        Losses        Value         Asset         Value
------------------------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated ........   $  498,958   $1,447,794    $138,650    $1,808,102        $2,310    $1,805,792
   Non-affiliated ....    1,057,784      331,241      55,490     1,333,535            --     1,333,535
------------------------------------------------------------------------------------------------------
      Total ..........   $1,556,742   $1,779,035    $194,140    $3,141,637        $2,310    $3,139,327
======================================================================================================
Preferred stocks:
-----------------
   Affiliated ........   $       --   $       --    $     --    $       --        $   --    $       --
   Non-affiliated ....      613,732           --       3,110       610,622            --       613,732
------------------------------------------------------------------------------------------------------
      Total ..........   $  613,732   $       --    $  3,110    $  610,622        $   --    $  613,732
======================================================================================================

As of December 31, 2008 and 2007, the Company held derivative investments of $0 and ($289), respectively.

--------------------
* For 2007, the NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2008 and 2007 is set forth in the table below:

                                                 12 Months or Less       Greater than 12 Months            Total
-------------------------------------------------------------------------------------------------------------------------
                                                  Fair     Unrealized       Fair     Unrealized      Fair      Unrealized
Description of Securities                        Value       Losses        Value       Losses        Value       Losses
-------------------------------------------------------------------------------------------------------------------------
As of December 31, 2008:
------------------------
   U. S. governments ......................   $   70,176    $    857    $       --    $     --    $   70,176   $      857
   All other governments ..................        3,084          71            --          --         3,084           71
   States, territories and possessions ....      889,564      53,490       107,537      12,245       997,101       65,735
   Political subdivisions of states,
      territories and possessions .........    1,701,805      61,935       109,475       6,630     1,811,280       68,565
   Special revenue ........................    3,548,004     235,961       883,394     206,712     4,431,398      442,673
   Public utilities .......................           --          --            --          --            --           --
   Industrial and miscellaneous ...........      320,499     218,513       102,964      56,639       423,463      275,152
-------------------------------------------------------------------------------------------------------------------------
   Total bonds ............................    6,533,132     570,827     1,203,370     282,226     7,736,502      853,053
-------------------------------------------------------------------------------------------------------------------------
   Affiliated .............................           --         408       129,959     130,373       129,959      130,781
   Non-affiliated .........................      382,359     142,256         8,227       9,178       390,586      151,434
-------------------------------------------------------------------------------------------------------------------------
   Common stock ...........................      382,359     142,664       138,186     139,551       520,545      282,215
-------------------------------------------------------------------------------------------------------------------------
   Preferred stock ........................      156,447      23,647        13,360       8,857       169,807       32,504
-------------------------------------------------------------------------------------------------------------------------
   Total stocks ...........................      538,806     166,311       151,546     148,408       690,352      314,719
-------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks .................   $7,071,938    $737,138    $1,354,916    $430,634    $8,426,854   $1,167,772
=========================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                          12 Months or Less    Greater than 12 Months           Total
-----------------------------------------------------------------------------------------------------------------------------
                                                          Fair     Unrealized    Fair      Unrealized     Fair     Unrealized
Description of Securities                                 Value      Losses      Value       Losses       Value      Losses
-----------------------------------------------------------------------------------------------------------------------------
As of December 31, 2007:
------------------------
   U. S. governments ................................  $   12,878    $    98    $    406    $     16      $13,284   $    114
   All other governments ............................      13,210        151      24,004          97       37,214        248
   States, territories and possessions ..............     191,194      1,574      57,650         666      248,844      2,240
   Political subdivisions of states, territories and
      possessions ...................................     241,561      1,435          69          --      241,630      1,435
   Special revenue ..................................   1,313,469     23,258       4,269          10    1,317,738     23,268
   Public utilities .................................       1,786          1      11,762          65       13,548         66
   Industrial and miscellaneous .....................     719,728     10,065      99,735         782      819,463     10,847
-----------------------------------------------------------------------------------------------------------------------------
   Total bonds ......................................   2,493,826     36,582     197,895       1,636    2,691,721     38,218
-----------------------------------------------------------------------------------------------------------------------------
   Affiliated .......................................       9,991      2,813     110,276     135,837      120,267    138,650
   Non-affiliated ...................................     426,898     55,490          --          --      426,898     55,490
-----------------------------------------------------------------------------------------------------------------------------
   Common stock .....................................     436,889     58,303     110,276     135,837      547,165    194,140
-----------------------------------------------------------------------------------------------------------------------------
   Preferred Stock ..................................      15,904      3,110          --          --       15,904      3,110
-----------------------------------------------------------------------------------------------------------------------------
   Total stocks .....................................     452,793     61,413     110,276     135,837      563,069    197,250
-----------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks ...........................  $2,946,619    $97,995    $308,171    $137,473   $3,254,790   $235,468
=============================================================================================================================

As of December 31, 2008 and 2007, the Company does not intend to sell these investments.

The Company reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $12,134, $14,097 and $776 in 2008, 2007 and 2006, respectively and reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $454,457, $16,271 and $17,934 during 2008, 2007 and 2006, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

During 2008, 2007 and 2006, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

    ------------------------------------------------------------------------
    For the years ended December 31,                    2008    2007   2006
    ------------------------------------------------------------------------
    Valueact Capital Partners ........................ $2,270 $    -- $   --
    Spencer Capital Opportunity Fund LLP .............  1,213      --     --
    JC Flowers .......................................     --   6,017     --
    Electra European Fund ll .........................     --   2,619     --
    ATV VI ...........................................     --   1,604     --
    TH Lee Putnam ....................................     --   1,000     --
    Morgan Stanley III ...............................     --   1,032     --
    Gresham Global Investment Fund ll K4 .............     --      --  2,559
    Items less than $1.0 million .....................  2,380   1,820  1,051
    ------------------------------------------------------------------------
       Total ......................................... $5,863 $14,092 $3,610
    ========================================================================

The Company was party to a Securities Agency Lending Agreement (Agreement) with AIG Global Securities Lending Corporation (AIGGSLC), a Delaware registered company which terminated on March 26, 2009. As of July 31, 2008, the Company instructed AIGGSLC not to enter into any new transactions on its behalf. As a result, the Company had no loaned securities as of December 31, 2008. As of December 31, 2007, securities with a market value of $298,033 were on loan.

Securities borrowers provided cash collateral in an amount in excess of the fair value of the securities loaned. AIGGSLC monitored the daily fair value of loaned securities relative to the collateral fair value. Additional collateral was obtained as necessary to ensure that collateral was maintained at a minimum of 102% for domestic transactions and 105% for cross-border transactions of the value of the securities loaned. The collateral was not available for the general use of the Company (restricted) and the securities lending transactions were accounted for as secured borrowings as required by SSAP No. 91.

Pursuant to the Agreement, AIGGSLC maintained responsibility for the reinvestment and control of such collateral. Declines in the fair value of the reinvested collateral at December 31, 2007, to the extent that such declines resulted in collateral less than 102% of the fair value of the securities loaned for domestic transactions and 105% of the fair value of the securities loaned for cross-border transactions, have been reported as a non-admitted asset in the financial statements presented herein.

In response to the potential lack of liquidity for certain reinvested collateral, the Company's ultimate parent, AIG, agreed to make the Company whole for any pretax realized losses due to sales of reinvested collateral during the period August 1, 2007 through August 1, 2008. During 2008 and 2007, the Company received funds of $898 and $1,945, respectively, from AIG. These funds have been reported as capital contributions in the financial statements presented herein.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

Securities carried at an amortized cost of $1,066,438 and $2,973,267 were deposited with regulatory authorities as required by law as of December 31, 2008 and 2007, respectively.

During 2008, 2007 and 2006, included in Net Investment Income Earned were investment expenses of $8,439, $9,607 and $7,329, respectively and interest expense of $27,739, $99,036 and $98,741, respectively.

The Company reported hybrid securities totaling $117,650 and $127,153 as of December 31, 2008 and 2007, respectively.

Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), which specifies measurement and disclosure standards related to asset and liabilities measured at fair value. The Company measures at fair value on a recurring basis certain bonds (specifically, bonds with NAIC ratings of 3 or lower where market is less than amortized cost), common and preferred stocks.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Fair Value Hierarchy

SFAS 157 defines three "levels" based on observability of inputs available in the marketplace used to measure the fair values. Such levels are:

     . Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities.

     . Level 2: Fair value measurements, based on inputs other than quoted prices included in Level 1 that are observable for the asset liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable at commonly quoted intervals.

     . Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

Bonds, Common Stocks, Preferred Stocks

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company uses market values for common stocks, preferred stocks and bonds with NAIC ratings of 3 or below where market value is less than amortized cost. When market values are not available,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

market values are obtained from third party pricing sources.

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement on the levels of the inputs used:

--------------------------------------------------------------------------------
                                          Level 1   Level 2  Level 3     Total
--------------------------------------------------------------------------------
Bonds .................................  $     --  $ 11,310  $44,055  $   55,365
Common stocks .........................   857,376       371    8,660     866,407
Preferred stocks ......................       739   233,074       --     233,813
--------------------------------------------------------------------------------
Total .................................  $858,115  $244,755  $52,715  $1,155,585
================================================================================

The following table presents changes during 2008 in Level 3 financial instruments measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during 2008 related to the Level 3 financial instruments that remained in the balance sheet at December 31, 2008.

The Company initially estimates the fair value of investments in joint ventures and limited partnerships (predominately private limited partnerships and certain hedge funds) by reference to transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

---------------------------------------------------------------------------------------------------------------------------
                                       Net Realized and
                                  Unrealized Gains (Losses)     Unrealized
                      Balance     Included in Net Investment  Gains (Losses)  Purchases, Sales,                 Balance at
                    Beginning of      Income and Realized       Included in       Issuances,     Transfers In  December 31,
                        Year        Capital Gains (Losses)        Surplus     Settlements, Net      (Out)          2008
---------------------------------------------------------------------------------------------------------------------------
Bonds                  $47,498              $(155)               $(13,034)         $(2,843)         $12,589       $44,055
Common stocks           13,295                 60                  (5,957)           1,262               --         8,660
---------------------------------------------------------------------------------------------------------------------------
Total                  $60,793              $ (95)               $(18,991)         $(1,581)         $12,589       $52,715
===========================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The Company also measures the fair value of certain assets such as joint ventures and limited partnerships included in other invested assets on a non-recurring basis when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Assets measured at fair value on a non-recurring basis on which impairment charges were recorded were as follows:

--------------------------------------------------------------------------------
                                               Level 1  Level 2  Level 3   Total
--------------------------------------------------------------------------------
Other invested assets                            $--     $3,483   $2,380  $5,863
--------------------------------------------------------------------------------
Total                                            $--     $3,483   $2,380  $5,863
================================================================================

NOTE 4 - RESERVES FOR LOSSES AND LAE
------------------------------------

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2008, 2007 and 2006 is set forth in the table below:

-----------------------------------------------------------------------------------------
                                                       2008         2007         2006
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, beginning of year ... $13,732,102  $12,754,581  $11,620,078
Incurred losses and LAE related to:
   Current accident year .........................   5,573,146    5,366,376    5,343,020
   Prior accident years ..........................     (30,723)     (80,939)      66,978
-----------------------------------------------------------------------------------------
       Total incurred losses and LAE .............   5,542,423    5,285,437    5,409,998
-----------------------------------------------------------------------------------------
Paid losses and LAE related to:
   Current accident year .........................  (1,689,045)  (1,436,644)  (1,265,788)
   Prior accident years ..........................  (4,316,880)  (2,871,272)  (3,009,707)
-----------------------------------------------------------------------------------------
       Total paid losses and LAE .................  (6,005,925)  (4,307,916)  (4,275,495)
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, as of December 31, .. $13,268,600  $13,732,102  $12,754,581
=========================================================================================

For all three years the Company experienced minor loss and LAE reserve development for prior years, including accretion of loss reserve discount. For 2008 and 2007, the Company experienced minor beneficial loss and LAE reserve development for prior years, including accretion of loss reserve discount, while for 2006, it experienced minor adverse development on the same basis. For 2008, favorable on D&O and other classes of business offset adverse development on the Company's excess casualty business. The adverse development on excess casualty was primarily related to accident years 2003 and prior. In 2007, there was adverse development related to accident years 2003 and prior, offset by favorable development from accident years 2004 through 2006. The favorable developments for accident years 2004 through 2006 were spread across many classes of business. The adverse development from accident years 2003 and prior related primarily to the Company's excess casualty and primary workers compensation classes of business. For 2006, the adverse loss and LAE reserve development primarily related to claims and accident years 2002 and prior, largely relating to asbestos and to accretion of workers compensation discount.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

In calendar year 2008, there were two transactions that resulted in a significant increase in paid loss with a corresponding decrease in loss reserves. These transactions were the result of the Canadian Branch novation (see Note 5E) and the Foreign Operations restructuring (see Note 5F). The total calendar year paid as a result of these events were approximately $331,200 and $306,000 for the Canada novation and Foreign Operations restructuring, respectively. These payments are spread over many accident years and resulted in modest beneficial development of about $21,600. In addition, accident year 2008 had $108,000 of paid loss in calendar year 2008 from one credit excess of loss assumed treaty. There will be no additional impact from this treaty as the full limits of the treaty have been paid.

As of December 31, 2008, 2007 and 2006, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $178,706, $199,953 and $198,524, respectively.

As of December 31, 2008, 2007 and 2006, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,340,598, $5,987,568 and $6,322,799, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS
-----------------------------------

A.   National Union Inter-company Pooling Agreement
     ----------------------------------------------

     The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     A list of all pooling participants and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------
                                                                NAIC Co.  Participation
Member Company                                                    Code       Percent
---------------------------------------------------------------------------------------
National Union Fire Insurance Company of Pittsburgh, PA ......    19445       38.0%
American Home Assurance Company ..............................    19380       36.0%
Commerce and Industry Insurance Company (C&I) ................    19410       11.0%
New Hampshire Insurance Company (NHIC) .......................    23841        5.0%
The Insurance Company of the State of Pennsylvania (ISOP) ....    19429        5.0%
AIG Casualty Company  (AIG Casualty) .........................    19402        5.0%
American International South Insurance Company ...............    40258        0.0%
Granite State Insurance Company ..............................    23809        0.0%
Illinois National Insurance Company ..........................    23817        0.0%
=======================================================================================

     American International Pacific Insurance Company (AIP) terminated its zero percentage participation in the National Union Inter-Company Pooling Agreement (the Commercial Pool) effective July 1, 2007. Commercial risks ceded to the Commercial Pool by AIP prior to its exit will remain in that pool until their natural expiry. AIP's cessions of personal lines risks to the Commercial Pool were commuted and 100% ceded to AIG's Personal Lines Pool, which AIP joined effective July 1, 2007, also with a zero percentage participation.

     Effective January 1, 2008 AIU Insurance Company's (AIUI) percentage in the Commercial Pool was reduced from 1% to 0% and C&I's fixed participation was revised retroactively to 11% from 10%. Cessions from AIUI to the Commercial Pool will be run off. AIUI was relieved of any and all corresponding liabilities related to its 1% participation.

B.   American International Underwriters Overseas Association Pooling
     ----------------------------------------------------------------
     Arrangement
     -----------

     AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------
                                                                NAIC Co.  Participation
Member Company                                                    Code       Percent
---------------------------------------------------------------------------------------
American International Underwriters Overseas, Limited                --       67.0%
New Hampshire Insurance Company                                   23841       12.0%
National Union Fire Insurance Company of Pittsburgh, PA           19445       11.0%
American Home Assurance Company                                   19380       10.0%
=======================================================================================

     In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

     At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance are recorded on a gross basis. As of December 31, 2008 and 2007, the Company's interest in the AIUOA amounted to $717,391 and $1,211,817, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

     ----------------------------------------------------------------------------
     As of December 31,                                         2008      2007
     ----------------------------------------------------------------------------
     Loss and LAE reserves .................................. $548,564  $876,280
     Unearned premium reserves ..............................  240,933   355,239
     Funds held .............................................   15,031    23,885
     Ceded balances payable .................................   75,043   103,406
     Reinsurance recoverable ................................   26,961    39,825
     Retroactive reinsurance ................................      132      (967)
     ----------------------------------------------------------------------------

     Additionally, the Company holds 3.2% of the issued share capital of AIG Europe S.A. As of December 31, 2008 and 2007, the Company's interest in AIG Europe S.A. amounted to $22,706 and $29,541, respectively.

C.   Guarantee Arrangements
     ----------------------

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee. The Company would be required to perform under the guarantee agreements in events or circumstances (including bankruptcy, reorganization and similar proceedings) whereby the guaranteed companies fail to make payments under the policies of insurance (including guaranteed investment contracts and funding agreements) they have issued. The guarantees will remain in effect until terminated by the Company. The Company has the unilateral right to terminate the guarantees effective thirty (30) days after publication of a notice to terminate in the Wall Street Journal.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of the guarantees is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     The guarantees that were in effect as of December 31, 2008 are included in the table below:

------------------------------------------------------------------------------------------------------------------
                                                   Date    Policyholder's    Invested    Estimated  Policyholder's
Guaranteed Company                                Issued     Obligations      Assets        Loss        Surplus
------------------------------------------------------------------------------------------------------------------
AIG Advantage Insurance Company .....            12/15/97   $     71,132   $     55,314     $ --      $    20,234
AIG Edison Life Insurance Company ...            09/15/98     10,278,874     21,445,440       --          867,930
AIG Europe S.A. .....................  **        03/02/98      3,698,191      1,392,128       --        1,155,646
AIG Europe (Netherlands) N.V. .......  **        11/01/02        928,580        208,689       --          151,077
AIG Hawaii Insurance Company, Inc. ..            11/05/97        115,009        126,973       --           64,104
AIG Mexico Seguros Interamericana,
   S.A. de C.V. .....................  **        12/15/97        240,778         79,903       --           54,206
AIG SunAmerica Life Assurance
   Company ..........................  *   +     01/04/99      4,007,084      5,123,191       --        1,271,231
AIG UK Limited (formerly Landmark
   Insurance Company, Ltd (UK)) .....  *   ++    03/02/98      4,103,222      3,644,199       --        1,884,267
American General Life Insurance
   Company ..........................      +     03/03/03     28,280,889     30,981,124       --        2,687,622
American General Life and Accident
   Insurance Company ................            03/03/03      8,384,964      8,746,322       --          563,502
American International Insurance
   Company ..........................            11/05/97        388,207        638,065       --          373,703
American International Insurance
   Company of California, Inc. ......            12/15/97        262,991         62,765       --           20,943
American International Insurance
   Company of New Jersey ............            12/15/97         78,923         53,879       --           29,978
First SunAmerica Life Insurance
   Company ..........................  *   ++++  01/04/99      6,340,269      6,760,887       --          544,171
Lloyd's Syndicate  1414 .............  **  +++   12/15/04        933,249        932,605       --          155,935
SunAmerica Life Insurance Company ...  *   +     01/04/99     17,705,063     23,953,249       --        4,653,124
The United States Life Insurance
   Company of the City of NY ........            03/03/03      4,350,106      4,768,153       --          351,266
The Variable Annuity Life
   Insurance Company ................      +     03/03/03     30,541,269     33,521,468       --        2,415,366
------------------------------------------------------------------------------------------------------------------
Total ...............................                       $120,708,800   $142,494,354     $ --      $17,264,305
==================================================================================================================

--------------------
*    The guaranteed company is also backed by a support agreement issued by AIG.
**   Policyholders' surplus is based on local GAAP financial statements.
+ This guarantee was terminated as to policies written after December 29, 2006.
++ This guarantee was terminated as to policies written after November 30, 2007.
+++ Guarantees issued on December 15, 2004 and January 20, 2005 were terminated on October 31, 2007. Guarantee issued on November 1, 2002 is still in effect.
++++ This guarantee was terminated on January 31 2008.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The Company does not believe that the events of AIG discussed in Notes 13 and 14 will increase the likelihood that the guarantees will be materially impacted.

D.   Investments in Affiliates

     As of December 31, 2008 and 2007, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows. The 2008 and 2007 balances are net of $0 and $2,310 respectively of non-admitted balances.

------------------------------------------------------------------------------------------------------------
                                                                         Carrying Value at
                                                 Ownership  Actual Cost     December 31,    Change in Equity
Affiliated Common Stock Investments               Percent       2008            2008              2008
------------------------------------------------------------------------------------------------------------
21st Century Insurance Group ..................     16.4%     $238,948       $  117,912        $   9,946
AIG Hawaii Insurance Company, Inc. ............    100.0%       10,000           64,060             (687)
AIG Mexico Industrial, L.L.C. .................     49.0%        8,725            8,783             (176)
AIG Non Life Holding Company (Japan), Inc. ....    100.0%      124,477          127,779         (117,378)
American International Insurance Company ......      0.0%           --               --          (91,791)
American International Realty Corporation .....     31.5%       37,771           50,537              114
Eastgreen, Inc. ...............................     13.8%       12,804            9,964              (27)
Fuji Fire and Marine Insurance Company ........      2.8%       22,309           19,451           19,451
Pine Street Real Estate Holdings Corporation ..     31.5%        5,445            2,083            2,083
Transatlantic Holdings, Inc. ..................     33.2%       34,068          945,009         (281,749)
------------------------------------------------------------------------------------------------------------
Total common stocks - affiliates ..............               $494,547       $1,345,578        $(460,214)
============================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                            Carrying Value at
                                                    Ownership  Actual Cost     December 31,    Change in Equity
Affiliated Common Stock Investments                  Percent       2007            2007              2007
---------------------------------------------------------------------------------------------------------------
21st Century Insurance Group .....................     16.3%     $240,668       $  107,966       $ (84,630)
AIG Hawaii Insurance Company, Inc. ...............    100.0%       10,000           64,747          (4,865)
AIG Mexico Industrial, L.L.C. ....................     49.0%        8,725            8,959           6,517
AIG Non Life Holding Company (Japan), Inc. .......    100.0%      124,477          245,157        (155,861)
American International Insurance Company .........     25.0%       25,000           91,791           2,334
American International Realty Corporation ........     31.5%       37,771           50,423           6,379
Eastgreen, Inc. ..................................     13.4%       12,804            9,991          (4,231)
American International Life Assurance Company ....      0.0%           --               --        (157,619)
Pine Street Real Estate Holdings Corporation .....     31.5%        5,445               --          (2,816)(a)
AIG Claim Service, Inc. ..........................      0.0%           --               --         (46,675)
Transatlantic Holdings, Inc. .....................     33.3%       34,068        1,226,758         178,435
---------------------------------------------------------------------------------------------------------------
Total common stocks - affiliates .................               $498,958       $1,805,792       $(263,032)
===============================================================================================================

--------------------
(a)  Balance not admitted

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see
     Note 2).

     The remaining equity interest in these investments, except for Transatlantic Holdings, Inc. and Fuji Fire and Marine Insurance Company, are owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

     On June 30, 2008, the Company paid a dividend to its parent, AIGCIG, equal to its 25% interest in American International Insurance Company (AIIC) in the amount of $90,813. This transaction resulted in a realized gain of $65,813. This transaction was designed to simplify the organization and provide an enhanced regulatory and legal platform. See Note 14, Subsequent Events for further information regarding AIIC.

     On May 15, 2007, the Company's Ultimate Parent entered into a definitive merger agreement with 21st Century Insurance Group (21st Century) to acquire the outstanding 39.3% publicly held shares of 21st Century for $22.00 per share in cash. On that date, the Ultimate Parent and its subsidiaries owned approximately 60.7% of the outstanding shares of 21st Century, including approximately 16.3% of the outstanding shares that are owned by the Company. On September 27, 2007, the Company's Ultimate Parent completed the merger, the Ultimate Parent and its subsidiaries owned 100% of 21st Century and 21st Century requested that the New York Stock Exchange delist its shares. On December 31, 2007, the Ultimate Parent contributed its 39.3% interest in 21st Century Insurance Group to certain of its other subsidiaries. The Company's ownership percentage did not change. Under applicable statutory accounting principles, the Company's carrying value of its investment in 21st Century was revalued from quoted market value less a discount to a statutory net worth basis, resulting in a decrease of approximately $115,610 to the Company's June 30, 2007 policyholder's surplus.

     The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2008 and 2007, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $959,265 and $1,368,930, respectively.

E.   American Home Canadian Branch Novation

     Effective November 1, 2008, the American Home Canadian Branch entered into an assumption reinsurance and asset purchase agreement with AIG Commercial Insurance Company of Canada (AIGCIC) under which the existing and inforce policies of insurance issued by the Branch were novated to AIGCIC. Subsequent to the transfer, the Branch ceased operations and is in the process of being dissolved. The transaction has been accounted for at fair value in accordance with NAIC Statement of Statutory Accounting Principles
     (SSAP) No. 25, entitled Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties (SSAP 25) as it qualifies as an "economic transaction". The fair value of the liabilities assumed by AIGCIC are approximately $2,146,053. In connection with AIGCIC's assumption of such liabilities, the Branch transferred assets at fair value that, in total, equal the obligations assumed by AIGCIC less a balance representing intangible assets of approximately $75,693 which are being deferred and will be amortized over a 10 year period and netted within the Company's other assets. The release of the liabilities and the transfer of the investments to AIGCIC by

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     the Branch have been accounted for in the Company's Statement of Cash Flows as benefit and loss related payments of $331,200 and proceeds from investments sold, matured or repaid, respectively, resulting in these cash flow line items increasing by $1,225,013. The following table summarizes the pre-tax gain recognized by the Company as a result of this transaction:

     ------------------------------------------------------------------------------
     Description                                                            Amount
     ------------------------------------------------------------------------------
     Loss from investments included in realized capital gains/losses ..   $(210,868)
     Underwriting gain ................................................      13,762
     Other income (ceding commission) .................................      14,276
     Gain relating to foreign exchange included in other income .......     371,741
     ------------------------------------------------------------------------------
     Net pre-tax gain .................................................   $ 188,911
     ==============================================================================

     In relation to and prior to this transaction, AIG Commercial Insurance Group, Inc. (AIGCIG) contributed capital to AIGCIC in the amount of approximately $964,000. AIGCIG obtained such funding via dividends paid by the following entities:

     ---------------------------------------------------------------------------
     Company                                                           Dividend
     ---------------------------------------------------------------------------
     National Union ..............................................    $ 299,000
     American Home Assurance Company .............................      170,000
     C&I .........................................................      103,000
     ISOP ........................................................      122,000
     AIG Casualty ................................................      103,000
     NHIC ........................................................      167,000

     During the fourth quarter of 2008 and subsequent to this transaction, the Branch repatriated its remaining net assets of $921,000 to the Company. The Company subsequently utilized $691,000 of this repatriated amount to pay a dividend to AIGCIG of $691,000. Subsequently, AIGCIG contributed such funds to the following entities in consideration for the dividends paid to originally fund the transaction:

     ------------------------------------------------------------------------------------
     Company                                                         Capital Contribution
     ------------------------------------------------------------------------------------
     National Union ..............................................         $ 299,000
     ISOP ........................................................           122,000
     AIG Casualty ................................................           103,000
     NHIC ........................................................           167,000

F.   FOREIGN OPERATIONS RESTRUCTURING
     --------------------------------

     UK Restructure & Part VII

     In 2007 the foreign property and casualty division of AIG initiated the restructuring of its United Kingdom (UK)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     general insurance operations designed to simplify the organization and provide an enhanced regulatory and legal platform for its future growth and improve transparency and efficiency. This restructuring was completed in a series of transactions involving the corporate entity structure and other business transfer transactions. The corporate entity structure transactions effectively amended the legal ownership of the companies operating in the UK while the business transactions involved the transfer of business previously written by the UK branch of New Hampshire Insurance Company (the UK Branch) to its UK insurance company.

     Amended Corporate Structure

     In 2007, to support the legal realignment of its UK operations, AIUO Ltd incorporated the intermediate holding companies AIG UK Holding Limited, AIG UK Financing Company Limited, and AIG UK Sub Holdings Limited. On November 26, 2007, AIUO Ltd transferred the shares of its wholly owned subsidiary, Landmark Insurance Company Ltd (Landmark) to AIU UK Holdings (UK Holdings) in return for share capital of UK Holdings. Landmark was then renamed AIG UK Ltd and its holding was cascaded down to AIG UK Financing Company Limited and on to AIG UK Sub Holding Company Limited in share for share exchanges on November 27 and 28, respectively. AIUO Ltd also transferred the shares in its wholly owned subsidiary, AIG Europe UK Limited to UK Holdings in exchange for the issuance of additional shares in UK Holdings. AIG Europe UK Limited was then renamed AIG UK Services Limited and its share holding was cascaded down through AIG UK Financing Company Limited, AIG UK Sub Holding company Limited and on to AIG UK Limited. Two other affiliates of the Company, AIG Europe Ireland and American International Company Ltd made cash contributions to UK Holding in exchange for share capital of UK Holdings.

     Business Transfer

     On December 1, 2007, AIG transferred all of the business written by New Hampshire Insurance Company's UK Branch to AIG UK Ltd. This transaction was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK to transfer the aforementioned business (Part VII Transaction). Prior to the transfer, the business of the UK Branch was recorded by the Company through its participation in AIUOA. By transferring the existing rights and future rights of the UK business, the Association members transferred the value of the business, and unrealized translation balances, to AIG UK Ltd and shares of AIG UK Ltd stock were issued to the members of the Association for fair value of the business transferred. These shares were then transferred to UK Holdings in exchange for shares in UK Holdings. New Hampshire UK Aviation business was transferred by New Hampshire directly, for shares of AIG UK Ltd stock equal to the fair value of the Aviation business transferred. Additionally, as part of the transaction several intercompany reinsurance agreements (both commutations and new contracts) were executed involving other subsidiaries of AIG. The results of the New Hampshire UK Aviation business had been previously reported through the Company's participation in the Commercial Pool.

     For US income tax purposes, the restructuring of the UK Branch qualified as a tax free reorganization. While generally tax free, certain intangible assets were recognized as taxable income upon transfer to AIG UK Ltd. pursuant to Internal Revenue Code section 367. Additionally, unrealized foreign currency gains and losses were realized upon the termination of the UK Branch. It is expected that foreign currency gains and losses offset each other for tax purposes resulting in an immaterial net number. The tax effects of the transaction reported in the Company's financial statements are disclosed below.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     During the 2008 year there were additional contributions to UK Holdings by AIUOA and AIUO Ltd. In aggregate, UK Holdings issued 21,448 common equity shares in exchange for all assets contributed, which included cash, intangibles and the value of the contributed entities and rights of the UK business.

     Completion of the aforementioned business transfer, including the related reinsurance transactions, resulted in the following changes to the Company's financial statements:

     -------------------------------------------------------------------------------
                                                       Investment in UK
                                      P VII Transfer        Holdings        Total
     -------------------------------------------------------------------------------
     Participation in AIUOA .......    $ (383,080)       $ (14,651)       $(397,731)
     Liabilities ..................       446,151                -          446,151
     Underwriting income ..........        57,634                -           57,634
     Other income .................         3,783                -            3,783
     Net income (pre-tax) .........        87,664                -           87,664
     Surplus (pre-tax) ............        63,071          (14,651)          48,420

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

G.   OTHER RELATED PARTY TRANSACTIONS
     --------------------------------

     The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2008 and 2007 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2008 and 2007 and all capital contributions and dividends.

                                                                ASSETS RECEIVED BY          ASSETS TRANSFERRED BY
                                                                    THE COMPANY                  THE COMPANY
     ----------------------------------------------------------------------------------------------------------------
        Date of         Explanation of          Name of       Statement
     Transaction          Transaction          Affiliate       Value      Description   Statement Value   Description
     ----------------------------------------------------------------------------------------------------------------
        02/25/08          Dividend              AIGCIG         $     --           --       $ 90,000          Cash
        03/31/08          Dividend              AIGCIG               --           --        200,000          Cash
        06/30/08        Dividend (c)            AIGCIG               --           --         90,813 (b)     In kind
        06/30/08          Dividend              AIGCIG               --           --        177,425          Cash
        09/30/08        Dividend (c)            AIGCIG               --           --        163,395          Cash
        11/30/08        Dividend (c)            AIGCIG               --           --        170,000 (a)      Cash
        12/29/08        Dividend (c)            AIGCIG               --           --        683,000 (a)      Cash
        12/31/08        Dividend (c)            AIGCIG               --           --          8,000 (a)   Securities
        08/14/08    Purchases of security       AIGSL           177,605         Cash        177,605          Bonds
        08/15/08    Purchases of security       AIGSL           144,305         Cash        144,305          Bonds
        09/30/08    Capital contribution        AIGSL               898         Cash             --           --
        Various     Capital contribution (d)    AIGCIG          164,719      In kind             --           --
          (1)       Capital contribution        AIGCIG          691,000         Cash             --           --
     ----------------------------------------------------------------------------------------------------------------

(1) Reported as Type 1 subsequent event at December 31, 2008. The funds were received on March 30, 2009

(a) The transfer of AHAC Canadian branch to AIG Commercial Insurance Company of Canada (AIGCIC)- Refer to Note 5D

(b)  Transfer and reorganization of AIIC - Refer to Note 5D

(c)  Extraordinary dividend - Refer to Note 11

(d)  Capital contributions in lieu of Tax Sharing Agreement - Refer to Note 9

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                          ASSETS RECEIVED BY           ASSETS TRANSFERRED BY
                                                              THE COMPANY                   THE COMPANY
     ----------------------------------------------------------------------------------------------------------------
        Date of         Explanation of          Name of       Statement
     Transaction          Transaction          Affiliate       Value      Description   Statement Value   Description
     ----------------------------------------------------------------------------------------------------------------
        03/19/07         Bond sale               NHIC         $ 28,555       Cash         $ 28,555          Bond
        03/19/07         Bond sale           AIG Casualty       67,801       Cash           67,801          Bond
        03/19/07         Bond sale               C&I            36,452       Cash           36,452          Bond
        03/19/07         Bond sale               ISOP           59,458       Cash           58,121          Bond
        03/19/07         Bond sale            Lexington        139,013       Cash          137,416          Bond
        03/23/07         Bond sale            AIG Excess        25,556       Cash           24,981          Bond
        03/30/07          Dividend              AIGCIG              --        --           500,000          Cash
        05/31/07          Dividend              AIGCIG              --        --            75,000          Cash
        12/03/07          Dividend              AIGCIG              --        --            40,000          Cash
        08/30/07    Purchase of investment      AIGSL          136,735       Bonds         138,478          Cash
        12/17/07    Sale of investment (1)       AIG           191,000       Cash          191,000       Investment
        12/17/07    Sale of investment (2)   National Union     59,000       Cash           59,000       Investment
        10/24/07    Capital contribution        AIGCIG           1,840      In kind             --           --
        12/31/07    Capital contribution        AIGCIG             105      In kind             --           --
        12/31/07    Capital contribution         AIG           160,000      In kind             --           --
     ----------------------------------------------------------------------------------------------------------------

(1)  Sale of American International Life Assurance Company to AIG

(2)  Sale of AIG Domestic Claims to National Union

AIGSL: AIG Security Lending

     The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2008, 2007 and 2006.

     In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees incurred by the Company to these affiliates during 2008, 2007 and 2006 are outlined in the table below:

     --------------------------------------------------------------------------------
     For the years ended December 31,                    2008       2007       2006
     --------------------------------------------------------------------------------
     AIG Technology, Inc. ..........................   $ 31,036   $ 28,562   $ 24,562
     AIG Global Investment Corp. ...................      6,895      7,273      6,047
     AIG Domestic Claims, Inc. .....................    254,033    243,985    225,071
     --------------------------------------------------------------------------------
      TOTAL ........................................   $291,964   $279,820   $255,680
     ================================================================================

     As of December 31, 2008 and 2007, short-term investments included amounts invested in the AIG Managed Money Market Fund of $228,165 and $126,534, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

Federal and foreign income taxes recoverable from affiliates as of December 31, 2008 and 2007 amounted to $406,899 and $143,717, respectively.

During 2008, 2007 and 2006 the Company sold premium receivables without recourse to AI Credit Corporation and recorded losses on these transactions as follows.

   ------------------------------------------------------
   As of December 31,                2008     2007   2006
   ------------------------------------------------------
   Accounts receivable sold .....  $71,679  $53,865  $ --
   Losses recorded ..............    1,842    1,605    --
   ------------------------------------------------------

As of December 31, 2008 and 2007, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

-----------------------------------------------------------------------------
As of December 31,                                           2008      2007
-----------------------------------------------------------------------------
Balances with pool member companies .....................  $827,061  $113,001
Balances less than 0.5% of admitted assets ..............     3,656     2,694
-----------------------------------------------------------------------------
Receivable from parent, subsidiaries and affiliates .....  $830,717  $115,695
=============================================================================
Balances with pool member companies .....................  $     --  $ 48,873
Balances less than 0.5% of admitted assets ..............    38,999   103,311
-----------------------------------------------------------------------------
Payable to parent, subsidiaries and affiliates ..........  $ 38,999  $152,184
=============================================================================

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. Between March 31, 2006 and March 25, 2008 the insured entered into a series of receivable sale agreements with A.I. Credit Corporation (a wholly owned AIG subsidiary) whereby A.I. Credit Corporation purchased the insured's March 2006 to December 2016 receivables of $365,000 for $278,930. The Company did not reduce its loss reserves for the agreements between the insured and A.I. Credit Corporation.

NOTE 6 - REINSURANCE
--------------------

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2008, 2007 and 2006, the Company's net premiums written and net premiums earned were comprised of the following:

For the years ended December 31,            2008                      2007                      2006
--------------------------------------------------------------------------------------------------------------
                                    Written       Earned      Written       Earned      Written       Earned
----------------------------------------------------------  ------------------------  ------------------------
Direct premiums ................  $ 3,003,169  $ 4,553,852  $ 6,744,997  $ 7,388,935  $ 7,514,507  $ 7,180,260
Reinsurance premiums assumed:
   Affiliates ..................    9,358,318   10,173,382   11,006,993   11,024,337   11,336,822   11,001,341
   Non-affiliates ..............      166,239      238,591      173,756      107,304       48,750      243,681
--------------------------------------------------------------------------------------------------------------
      Gross premiums ...........   12,527,726   14,965,825   17,925,746   18,520,576   18,900,079   18,425,282
--------------------------------------------------------------------------------------------------------------
Reinsurance premiums ceded:
   Affiliates ..................    4,663,334    6,541,514    9,049,872    9,598,801    9,833,954    9,534,749
   Non-affiliates ..............    1,018,383    1,031,090    1,215,889    1,218,759    1,182,156    1,190,522
------------------------------------------------------------------------------------  ------------------------
      Net premiums .............  $ 6,846,009  $ 7,393,221  $ 7,659,985  $ 7,703,016  $ 7,883,969  $ 7,700,011
==============================================================================================================

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2008 and 2007 with the return of the unearned premium reserve is as follows:

                          Assumed Reinsurance      Ceded Reinsurance              Net
----------------------------------------------------------------------------------------------
                         Unearned                Unearned                Unearned
                          Premium   Commission    Premium   Commission    Premium   Commission
                         Reserves     Equity     Reserves     Equity     Reserves     Equity
----------------------------------------------------------------------------------------------
December 31, 2008
   Affiliates ........  $4,747,277   $634,349   $1,416,996   $195,996   $3,330,281   $438,353
   Non-affiliates ....       5,651        755      480,922     66,520     (475,271)   (65,765)
----------------------------------------------------------------------------------------------
   Totals ............  $4,752,928   $635,104   $1,897,918   $262,516   $2,855,010   $372,588
==============================================================================================
December 31, 2007
   Affiliates ........  $5,562,341   $646,155   $3,295,177   $372,259   $2,267,164   $273,896
   Non-affiliates ....      78,003      9,061      493,629     55,766     (415,626)   (46,705)
----------------------------------------------------------------------------------------------
   Totals ............  $5,640,344   $655,216   $3,788,806   $428,025   $1,851,538   $227,191
==============================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

As of December 31, 2008 and 2007 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

-------------------------------------------------------------
                         Unearned   Paid Losses  Reserves For
                          Premium       and       Losses And
                         Reserves       LAE           LAE
-------------------------------------------------------------
December 31, 2008
  Affiliates .........  $1,416,996    $273,774   $13,650,198
   Non-affiliates ....     480,922     371,990     2,373,097
------------------------------------------------------------
   TOTAL .............  $1,897,918    $645,764   $16,023,295
============================================================
December 31, 2007
   Affiliates ........  $3,295,177    $195,333   $15,139,495
   Non-affiliates ....     493,629     405,240     2,668,848
------------------------------------------------------------
   Total .............  $3,788,806    $600,573   $17,808,343
============================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The Company's unsecured reinsurance recoverables as of December 31, 2008 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                            Naic Co.
Reinsurer                                                     Code       Amount
---------------------------------------------------------------------------------
Affilliates:
   National Union Pool ...................................       --   $12,373,879
   American International Underwriters Overseas, Ltd. ....       --       407,343
   American International Insurance Company ..............    32220       359,071
   New Hampshire Indemnity Company .......................    23833       170,518
   Transatlantic Reinsurance Company .....................    19453       235,378
   AIG Global Trade and Political Risk Insurance Co. .....    10651       126,175
   American International Life Assurance Co. NY (US) .....    60607        10,494
   United Guaranty Insurance Company .....................    11715        34,605
   Hartford Steam Boiler Inspection and Insurance Co. ....    11452         6,627
   Audubon Insurance Company .............................    19933         1,011
   AIG Excess Liability Insurance Company, Ltd. ..........    10932         3,904
   Lexington Insurance Company ...........................    19437        28,271
   American Internatlional Reinsurance Co. Ltd                   --       562,747
   American Int'l Specialty Lines Ins Company ............    26883         3,956
   American Life And General Ins Co (Trinidad & Tobago) ..       --         3,494
   Other affiliates less than $1.0 million ...............       --         4,858
---------------------------------------------------------------------------------
      Total affiliates ...................................            $14,332,331
---------------------------------------------------------------------------------
   Lloyd's ...............................................       --       213,982
   Swiss Re Group ........................................       --       231,669
---------------------------------------------------------------------------------
       Total non-affiliates ..............................                445,651
---------------------------------------------------------------------------------
 Total affiliates and non-affiliates .....................            $14,777,982
=================================================================================

During 2008, 2007 and 2006, the Company reported in its Statements of Income statutory losses of $165, $144 and $12,318, respectively, as a result of losses incurred from commutations with the following reinsurers:

----------------------------------------------------------
Company                                2008  2007    2006
----------------------------------------------------------
Trenwick America ....................  $ --  $ --  $ 8,280
Alea Group ..........................    --    --    2,432
Other reinsurers below $1 million ...   165   144    1,606
----------------------------------------------------------
Total ...............................  $165  $144  $12,318
==========================================================

As of December 31, 2008 and 2007, the Company had reinsurance recoverables on paid losses in dispute of $112,640 and $81,670, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

In 2008, 2007 and 2006, the Company wrote-off reinsurance recoverables balances of $(4,906), $13,734 and $30,849, respectively.

As described in Note 5, the Company is party to an inter-company pooling agreement. In the ordinary course of business, the Company also assumes business, primarily from affiliated entities. As of December 31, 2008 and 2007, the Company's premium receivable and losses payable on assumed business are as follows:

-----------------------------------------------------------------------------------------------------
                          2008                                     Affiliate  Non-affiliate    Total
-----------------------------------------------------------------------------------------------------
Premiums in course of collection ................................   $405,981     $6,474      $412,455
Reinsurance payable on paid loss and loss adjustment expenses ...    475,797      6,118       481,915

-----------------------------------------------------------------------------------------------------
                          2007                                     Affiliate  Non-affiliate     Total
-----------------------------------------------------------------------------------------------------
Premiums in course of collection ................................   $233,004     $3,219      $236,223
Reinsurance payable on paid loss and loss adjustment expenses ...    257,605      6,312       263,917

The primary components of the affiliated assumed reinsurance balances summarized above relate to reinsurance agreements with member companies of the Personal Lines Pool (AIIC) and American International Specialty Lines Insurance Company (AISLIC). As of December 31, 2008 and 2007, the Company's premium receivable and losses payable on assumed reinsurance due from and to, respectively, with AIIC and AISLIC are as follows:

                                                                          2008                2007
--------------------------------------------------------------------------------------------------------
Caption                                                              AIIC     AISLIC     AIIC     AISLIC
--------------------------------------------------------------------------------------------------------
Premiums in course of collection ................................  $108,866  $161,177  $105,692  $92,674
Reinsurance payable on paid loss and loss adjustment expenses ...   150,587   199,331   122,908   87,616

Effective January 1, 2008, the Personal Lines intercompany pooling agreement was amended to include four additional entities.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 7 - RETROACTIVE REINSURANCE
--------------------------------

As of December 31, 2008 and 2007, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

---------------------------------------------------------------------------------------------
                                                         2008                    2007
---------------------------------------------------------------------------------------------
                                                 Assumed      Ceded      Assumed      Ceded
---------------------------------------------------------------------------------------------
Reserves transferred:
   Initial reserves .........................   $ 216,347   $ 453,727   $ 216,347   $ 453,727
   Adjustments - prior year(s) ..............    (158,100)     (8,673)   (173,698)    (25,147)
   Adjustments - current year ...............         (37)   (372,123)     15,598      16,474
---------------------------------------------------------------------------------------------
   Balance as of December 31, ...............      58,210      72,931      58,247     445,054
---------------------------------------------------------------------------------------------
Paid losses recovered:
   Prior year(s) ............................      27,761     379,745      19,407     367,297
   Current year .............................      23,465    (311,721)      8,354      12,448
---------------------------------------------------------------------------------------------
   Total recovered as of December 31, .......      51,226      68,024      27,761     379,745
---------------------------------------------------------------------------------------------
   Carried reserves as of December 31, ......   $   6,984   $   4,907   $  30,486   $  65,309
=============================================================================================
Consideration paid or received:
   Initial reserves .........................   $ 201,597   $ 276,437   $ 201,597   $ 276,437
   Adjustments - prior year(s) ..............    (179,882)    (13,900)   (180,015)    (14,331)
   Adjustments - current year ...............          --    (202,820)        133         431
---------------------------------------------------------------------------------------------
   Total paid as of December 31, ............   $  21,715   $  59,717   $  21,715   $ 262,537
=============================================================================================

                                                 Assumed      Ceded      Assumed      Ceded
---------------------------------------------------------------------------------------------
Special surplus from retroactive reinsurance:
   Initial surplus gain or loss realized * ..   $      --   $  47,559   $      --   $  47,559
   Adjustments - prior year(s) ..............          --       1,774          --       2,289
   Adjustments - current year ...............          --     (47,017)         --        (515)
---------------------------------------------------------------------------------------------
   Balance as of December 31, 2007 ..........   $      --   $   2,316   $      --   $  49,333
=============================================================================================

--------------------
* Reflects amounts recorded to segregated special surplus as of January 1, 2004.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

In 2008, the Company commuted a reinsurance treaty ceded to affiliated company American International Reinsurance Co. (AIRCO). The treaty that incepted in 1998 was accounted for as retroactive reinsurance. 2008 changes to Reserves Transferred, Paid Losses Reimbursed or Recovered and Special Surplus from Retroactive Reinsurance attributable to this commutation were as follows:

                                                    2008
                                                  --------
Reserves transferred ..........................   $380,610
Paid losses recovered .........................    336,470
Consideration received ........................    201,005
Special surplus from retroactive reinsurance ..     44,140

The Company's retroactive reinsurance reserve balance (by reinsurer) as of December 31, 2008, is set forth in the table below:

-------------------------------------------------------------------------------------
                                                       2008                2007
-------------------------------------------------------------------------------------
Reinsurer                                        Assumed    Ceded   Assumed    Ceded
-------------------------------------------------------------------------------------
   American International Reinsurance
      Company ...............................    $   --    $   --   $    --   $44,140
   American International Specialty Lines
      Insurance Company .....................     2,810        --    26,275        --
   AXA Corporate Solutions ..................        --        --        --     1,354
   Commerce and Industry Insurance Company of
      Canada ................................     4,174        --     4,174        --
   Lyndon Property Insurance Company ........        --     1,691        --     1,142
   PEG Reinsurance Co. ......................        --        --        --    13,978
   Transatlantic ............................        --     1,308        --        --
   All other reinsurers less than $1.0
      million ...............................        --     1,908        37     4,695
-------------------------------------------------------------------------------------
      Total .................................    $6,984    $4,907   $30,486   $65,309
=====================================================================================

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES
--------------------------------------------------

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

As of December 31, 2008 and 2007, the Company's deposit assets and liabilities were comprised of the following:

                                                                   Deposit     Deposit     Funds Held    Funds Held
                                                                   Assets    Liabilities     Assets     Liabilities
-------------------------------------------------------------------------------------------------------------------
December 31, 2008:
   Direct .....................................................   $     --     $ 95,776      $    --      $     --
   Assumed ....................................................         --       92,527       88,515            --
   Ceded ......................................................    530,085           --           --       484,067
-------------------------------------------------------------------------------------------------------------------
   Total ......................................................   $530,085     $188,303      $88,515      $484,067
===================================================================================================================

                                                                   Deposit     Deposit     Funds Held    Funds Held
                                                                   Assets    Liabilities     Assets     Liabilities
-------------------------------------------------------------------------------------------------------------------
December 31, 2007:
   Direct .....................................................   $     --     $ 95,122      $    --      $     --
   Assumed ....................................................         --       94,389       98,917            --
   Ceded ......................................................    751,468           --           --       695,928
-------------------------------------------------------------------------------------------------------------------
   Total ......................................................   $751,468     $189,511      $98,917      $695,928
===================================================================================================================

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2008 and 2007 is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                                            2008                       2007
---------------------------------------------------------------------------------------------------------------------
                                                                   Deposit       Deposit      Deposit       Deposit
                                                                    Assets     Liabilities     Assets     Liabilities
---------------------------------------------------------------------------------------------------------------------
Balance at January 1 ..........................................   $ 751,468     $189,511     $ 809,537     $172,296
   Deposit activity, including loss recoveries ................    (250,415)          78      (106,254)      17,935
   Interest income or expense, net of amortization of margin ..      12,068       (1,286)       39,148         (720)
   Non-admitted asset portion .................................      16,964           --         9,037           --
---------------------------------------------------------------------------------------------------------------------
Balance as of December 31 .....................................   $ 530,085     $188,303     $ 751,468     $189,511
=====================================================================================================================

                                                                            2008                       2007
---------------------------------------------------------------------------------------------------------------------
                                                                  Funds Held    Funds Held   Funds Held    Funds Held
                                                                    Assets     Liabilities     Assets     Liabilities
---------------------------------------------------------------------------------------------------------------------
Balance at January 1 ..........................................    $ 98,917     $ 695,928     $94,279      $703,508
   Contributions ..............................................          --           144       4,664         1,016
   Withdrawals ................................................     (10,402)     (238,108)        (26)      (54,096)
   Interest ...................................................          --        26,103          --        45,500
---------------------------------------------------------------------------------------------------------------------
Balance as of December 31 .....................................    $ 88,515     $ 484,067     $98,917      $695,928
=====================================================================================================================

The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

As of December 31, 2008 and 2007, the deposit assets with related parties, relating primarily to reinsurance transactions with Union Excess, amounted to $540,279 and $611,039, respectively. During 2008, loss recoveries from Union Excess resulted in a decrease in deposit assets and funds held liabilities of $49,176.

The Company commuted deposit balances of $47,290 with a participant in the Union Excess reinsurance programs, resulting in no gain or loss to the Company, and balances of $141,711 with European Reinsurance Company Ltd., resulting in a loss of $2,323. As a result of these commutations with Union Excess and European Reinsurance Company Ltd., the funds held balances declined by $47,290 and $141,711, respectively. During 2007, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets of $50,593 and funds held on deposit accounting liabilities of $1,347.

NOTE 9 - FEDERAL INCOME TAXES
-----------------------------

The Company files a consolidated U.S. federal income tax return with American International Group, Inc. (the Ultimate Parent or AIG) and its domestic subsidiaries. The Company has a written tax sharing agreement with its Parent which was amended, effective January 1, 2008. The current and prior agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. Additionally, the amended tax sharing agreement contains the following significant modifications to the previous agreement:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

..    A tax Sub Group was formed among twenty seven Commercial Insurance Group and United Guaranty Companies under AIG Property Casualty Group, Inc. The tax Sub Group will settle inter-company income taxes as if the Sub Group were filing its own consolidated income tax return. Any net liability of the Sub Group will be remitted to AIG, Inc. under a separate tax sharing agreement, and AIG, Inc. will reimburse the Sub Group for any net tax attributes utilized in the AIG, Inc. consolidated income tax return.

..    Any tax realized by the Company from triggering the deferred inter-company gain (as determined under Treasury Regulation Section 1.1502-13) of a "Qualifying Transaction" will be paid by AIG, Inc. A Qualifying Transaction is the transfer or sale of the stock or substantially all of the assets of an operating subsidiary which results in a deferred inter-company gain, including the pre-existing deferred inter-company gain from a prior sale or transfer.

..    As of the effective date of the agreement, AIG Property Casualty Group assumed each Sub Group members Tax Reserve in a deemed capital transaction. Tax Reserves mean any liability recorded in accordance with Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes ("FIN 48:) and any tax liability recorded as the result of an agreed upon adjustment with the tax authorities.

..    The tax sharing agreement was modified to be consistent with the AIG, Inc.
     and Federal Reserve Bank of New York Credit Agreement ("Credit Agreement"). Generally, the amended agreement provides that in an Asset Sale the Company will remit to AIG, Inc. no more than it otherwise would have absent the Credit Agreement.

..    In the event the Company is deconsolidated from the AIG consolidated federal income tax return, AIG Parent, Sub Group Parent and the Company will determine under a separate agreement the final allocation of tax attributes and the final settlement of inter-company tax balances.

Pursuant to the amended tax sharing agreement, AIG Property Casualty group assumed $164,719 of tax liabilities related to pre-existing deferred inter-company gain and FIN 48 liabilities.

The federal income tax recoverable/payable in the accompanying statement of admitted assets, liabilities, capital and surplus are due to/from the Parent. The statutory U.S. federal income tax rate is 35% at December 31, 2008.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2008 and 2007 are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
As of December 31,                                                                   2008         2007
---------------------------------------------------------------------------------------------------------
Gross deferred tax assets .....................................................   $1,204,730   $1,240,598
Gross deferred tax liabilities ................................................     (355,875)    (526,581)
Non-admitted deferred tax assets in accordance with SSAP No.10, income taxes ..     (402,242)    (331,439)
---------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets ..............................................   $  446,613   $  382,578
=========================================================================================================
Change in non-admitted deferred tax assets
adjustment to December 31, 2007 surplus .......................................      (34,673)
Change in non-admitted deferred tax assets - paid in capital ..................       80,741
Change in non-admitted deferred tax assets - current year .....................       24,735
---------------------------------------------------------------------------------------------------------
Change in non-admitted deferred tax assets ....................................   $   70,804
=========================================================================================================

During 2008, 2007 and 2006, the Company's current federal income tax expense was comprised of the following:

--------------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                     2008         2007        2006
--------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit) on net underwriting and net investment income ....   $ 135,559     $309,946    $261,144
Federal income tax adjustment - prior years ...................................      99,679       38,413       2,119
--------------------------------------------------------------------------------------------------------------------
Current income tax expense (benefit) ..........................................   $ 235,238     $348,359    $263,263
====================================================================================================================
Income tax on realized capital gains ..........................................   $(270,995)    $ 29,141    $ 29,092
====================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The composition of the Company's net deferred tax assets as of December 31, 2008 and 2007, along with the changes in deferred income taxes for 2008, is set forth in the table below:

-----------------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                 2008         2007        Change
-----------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
   Loss reserve discount ....................................................................   $  377,943   $  402,282   $ (24,339)
   Non-admitted assets ......................................................................      169,600      208,445     (38,845)
   Unearned premium reserve .................................................................      276,479      313,279     (36,800)
   Unrealized capital loss ..................................................................       30,153           --      30,153
   Partnerships .............................................................................       56,739       40,925      15,814
   Bad debt .................................................................................      127,614      151,901     (24,287)
   Investment write downs ...................................................................      102,927       13,897      89,030
   Goodwill .................................................................................       29,949           --      29,949
   Foreign tax credits ......................................................................       25,959           --      25,959
   Deferred tax remediation - Adj to Dec 31, 2007 surplus ...................................           --       34,673     (34,673)
   Other temporary difference ...............................................................        7,367       75,196     (67,829)
-----------------------------------------------------------------------------------------------------------------------------------
         Gross deferred tax assets ..........................................................    1,204,730    1,240,598     (35,868)
      Non-admitted deferred tax assets ......................................................     (402,242)    (296,766)   (105,476)
      Non-admitted deferred tax assets - adjustment to December 31, 2007 surplus ............           --      (34,673)     34,673
-----------------------------------------------------------------------------------------------------------------------------------
         Admitted deferred tax assets .......................................................      802,488      909,159    (106,671)
-----------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
   Unrealized capital gains .................................................................     (318,829)    (393,879)     75,050
   Investments ..............................................................................       (5,121)     (67,403)     62,282
   Depreciation .............................................................................      (19,370)     (20,714)      1,344
   Other temporary differences ..............................................................      (12,555)     (44,585)     32,030
-----------------------------------------------------------------------------------------------------------------------------------
   Gross deferred tax liabilities ...........................................................     (355,875)    (526,581)    170,706
-----------------------------------------------------------------------------------------------------------------------------------
         Net admitted deferred tax assets ...................................................   $  446,613   $  382,578   $  64,035
===================================================================================================================================
   Gross deferred tax assets ................................................................   $1,204,730   $1,240,598   $ (35,868)
   Gross deferred tax liabilities ...........................................................     (355,875)    (526,581)    170,706
-----------------------------------------------------------------------------------------------------------------------------------
   Net deferred tax assets ..................................................................   $  848,855   $  714,017   $ 134,838
===================================================================================================================================
    Income tax effect of unrealized capital gains, net of adjustment to December 31, 2007
      Surplus ...............................................................................                               (94,517)
   Capital contribution as a result of new tax sharing agreement ............................                               (80,741)
-----------------------------------------------------------------------------------------------------------------------------------
   Change in net deferred income taxes ......................................................                             $ (40,420)
===================================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the years ended December 31, 2008, 2007 and 2006 are as follows:

                                                                   2008                      2007                      2006
------------------------------------------------------------------------------------------------------------------------------------
                                                            Amount    Tax Effect     Amount     Tax Effect     Amount     Tax Effect
------------------------------------------------------------------------------------------------------------------------------------
Net income before federal income taxes and capital gain
   taxes ..............................................   $ 325,408   $ 113,893    $1,725,242   $ 603,835    $1,271,556   $ 445,045
Book to tax adjustments:
   Tax exempt income ..................................    (481,365)   (168,478)     (543,812)   (190,334)     (455,068)   (159,274)
   Dividends received deductions ......................     (55,925)    (19,574)       (5,993)     (2,098)      (21,938)     (7,678)
   Meals and entertainment ............................       1,412         494         1,749         612            --          --
   Non-deductible penalties ...........................         761         266         1,508         528            --          --
   Change in non-admitted assets ......................     120,143      42,050      (138,048)    (48,318)      132,784      46,474
   Federal income tax adjustments-- prior years .......          --          --            --      55,224            --          --
   Branch termination .................................      13,298       4,654            --          --            --          --
   Transfer pricing adjustments .......................      11,949       4,182
   Remediation adjustments ............................          --          --            --          --       (17,777)     (6,222)
   Change in tax positions ............................          --      32,007            --      31,842            --          --
   Other non-taxable income ...........................      (7,179)     (2,513)
   Foreign tax credits ................................          --          --            --          --            --     (14,104)
   Other ..............................................          --      (2,318)           --          --            --       1,384
------------------------------------------------------------------------------------------------------------------------------------
   Total book to tax adjustments ......................    (396,906)   (109,230)     (684,596)   (152,544)     (361,999)   (139,420)
------------------------------------------------------------------------------------------------------------------------------------
Total federal taxable income and tax ..................   $ (71,498)  $   4,663    $1,040,646   $ 451,291    $  909,557   $ 305,625
====================================================================================================================================
Current federal income tax ............................               $ 235,238                 $ 348,359                 $ 263,263
Income tax on net realized capital gains ..............                (270,995)                   29,141                    29,092
Change in net deferred income taxes ...................                  40,420                    73,791                    13,270
                                                                      ----------                ----------                ----------
Total federal income tax ..............................               $   4,663                 $ 451,291                 $ 305,625
                                                                      ==========                ==========                ==========

The amount of federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes for 2008 is set forth in the table below:

     ----------------------------------------------------------------------
     Current year                                                  $109,570
                                                                   --------
     First preceding year .......................................  $400,196
     ----------------------------------------------------------------------

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

As of December 31, 2008, the Company had $25,959 foreign tax credits carry forwards available to offset against future taxable income. The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2007 and 2006. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $138,061 during 2008, $231,602 during 2007 and $372,256 during 2006.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

     -----------------------------------------------------------------------
     Year Ended December 31, 2008                            2008      2007
     -----------------------------------------------------------------------
        Gross unrecognized tax benefits at January 1, ..   $36,698   $ 3,527
        Increases in tax positions for prior years .....    59,743    33,171
        Decreases in tax positions for prior years .....      (646)       --
     -----------------------------------------------------------------------
     Gross unrecognized tax benefits at December 31 ....   $95,795   $36,698
     =======================================================================

As of December 31, 2008 and 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $95,795 and $36,698, respectively. As of December 31, 2008 and 2007, the Company's unrecognized tax benefits included $31,191 and zero, respectively, related to tax positions the disallowance of which would not affect the effective tax rate. Accordingly, as of December 31, 2008 and 2007, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $64,604 and $36,698, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2008 and 2007, the Company had accrued $8,643 and $6,868, respectively, for the payment of interest (net of the federal benefit) and penalties. For the year ended December 31, 2008, the Company recognized $1,775 of interest (net of the federal benefit) and penalties in the Consolidated Statement of Income.

The Company continually evaluates adjustments proposed by taxing authorities. At December 31, 2008, such proposed adjustments would not result in a material change to the Company's consolidated financial condition, although it is possible that the effect could be material to the Company's consolidated results of operations for an individual reporting period. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

                   Major Tax Jurisdictions   Open Tax Years
                   -----------------------   --------------
                   United States .........      2000-2007

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS
--------------------------------------------------------------

A.   Pension
     -------

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The following table sets forth the funded status of the AIG US retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 89, entitled Accounting for Pensions.


     -----------------------------------------------------------------
     As of December 31, ...................       2008         2007
     -----------------------------------------------------------------
     Fair value of plan assets ............   $ 2,723,034   $3,004,869
     Less projected benefit obligation ....     3,378,509    2,719,971
     -----------------------------------------------------------------
     Funded status ........................   $  (655,475)  $  284,898
     =================================================================

     The Company's share of net expense for the qualified pension plan was $6,772, $5,001 and $9,000 for the years ended December 31, 2008, 2007 and
     2006, respectively. In March 2009, AIG contributed $420,000 to the AIG U.S. retirement plan. The allocation from the holding company is based on payroll for the Company.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The Company also operates several defined benefit plans at the Japan branch. These plans are generally based on either the employees' years of credited service and compensation in the years preceding retirement or on points accumulated based on the employee's job grade and other factors during each year of service. As of December 31, 2008 and 2007, the Company recorded in other liabilities its pension liabilities which amounted to $12,832 and $6,018, respectively.

B.   Postretirement Benefit Plans
     ----------------------------

     AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with NAIC Statement of Statutory Accounting Principles
     (SSAP) No. 11, entitled Postemployment Benefits and Compensated Absences as of December 31, 2008 and 2007 were $198,015 and $190,417, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $265, $310 and $282 for the years ended December 31, 2008, 2007 and 2006, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans. The allocation from the holding company is based on payroll for the Company.

     The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2008, 2007 and 2006 are set forth in the table below:

     ---------------------------------------------------------------------------------
     As of December 31,                                  2008        2007      2006
     ---------------------------------------------------------------------------------
        Discount rate ..............................       6.50%      6.50%      6.00%
        Rate of compensation increase (average) ....       4.25%      4.25%      4.25%
        Measurement date ...........................   December   December   December
                                                       31, 2008   31, 2007   31, 2006
        Medical cost trend rate ....................        N/A        N/A        N/A
     =================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

C.   Stock Option and Deferred Compensation Plans
     --------------------------------------------

     Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2008, 2007 and 2006, AIG allocated $18,153, $14,028 and $6,242, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

D.   Post-employment Benefits and Compensated Balances
     -------------------------------------------------

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

E.   Impact of Medicare Modernization Act on Post Retirement Benefits
     ----------------------------------------------------------------

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2008 is $3,600.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
-------------------------------------------------------

A.   Capital and Surplus
     -------------------

     The portion of unassigned surplus as of December 31, 2008 and 2007 represented by each item below is as follows:

     -------------------------------------------------------
                                        2008        2007
     -------------------------------------------------------
     Unrealized gains ............   $ 738,751  $ 2,027,718
     Non-admitted asset values ...   $(964,416)  (1,011,589)
     Provision for reinsurance ...   $ (95,592)    (115,844)
     =======================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     In calculating the provision for reinsurance as of December 31, 2008, Management utilized collateral including assets in trust provided by its Ultimate Parent of $409,095. The use of these assets was approved by the domiciliary regulator.

     During 2006, the Company settled a previously established tax recoverable with AIG as part of its tax allocation agreement. The settlement occurred prior to the filing of its tax return. Upon completion of its tax filing which was subsequent to December 31, 2007, the Company determined that the settled amount exceeded the actual recoverable by $160,000 resulting in a payable due to AIG by the Company. AIG agreed to forgive this payable resulting in the treatment of this amount as a capital contribution to the Company. This capital contribution has been reflected in the Company's financial position as of December 31, 2007.

B.   Risk-Based Capital Requirements
     -------------------------------

     The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2008 reporting period.

C.   Dividend Restrictions
     ---------------------

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2007, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2008) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2008, the maximum dividend payment, which may be made without prior approval during 2009, is approximately $541,317.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

     During 2008, the Company paid $1,582,633 in dividends to AIGCIG which included $1,115,208 of extraordinary dividends. All of the extraordinary dividends were approved by the Insurance Department of the State of New York. Refer to Note 5G for additional information.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 12 - CONTINGENCIES
-----------------------

A.   Legal Proceedings
     -----------------

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current action, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

     The intervening plaintiffs had requested a stay of all trial court proceedings pending their appeal of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions. After the Alabama Supreme Court affirmed the trial court's dismissal in September 2008, the intervening plaintiffs filed an Amended Complaint in Intervention on December 1, 2008, which named Caremark, AIG and certain subsidiaries, including National Union and AISLIC, as defendants, and purported to bring claims against all defendants for deceit and conspiracy to deceive, and to bring a claim against AIG and its subsidiaries for aiding and abetting Caremark's alleged deception.

     After the defendants moved to dismiss the Amended Complaint in Intervention and, in the alternative, for a more definite statement, and the plaintiffs reached an agreement to withdraw additional motions seeking to disqualify certain plaintiffs' counsel, on March 2, 2009, the court granted the intervening plaintiffs' motion to withdraw the Amended Complaint in Intervention. On April 14, 2009, the court established a schedule for class action discovery that is scheduled to lead to a hearing on class certification in March 2010.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Parties) sued (i) The Robert Plan Corporation (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Parties; (ii) certain affiliates of RPC; and (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Parties and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending. On August 25, 2008, RPC, one of its affiliates, and one of the defendant RPC executives filed voluntary petitions for relief under chapter 11 of title 11 of the United States Code. On October 7, 2008, the Court entered an Order staying this action in light of those bankruptcy proceedings. On January 15, 2009, RPC filed a notice of removal to the United States District Court for the Southern District of New York. The action was subsequently transferred to the Eastern District of New York and then referred to the United States Bankruptcy Court for that District. The AIG Parties intend to file a motion to remand the case.

     In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Parties in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000, unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

     Because Eagle and Newark are in liquidation with the Commissioner of the New Jersey Department of Banking and Insurance as liquidator, the AIG Parties believe that only the Commissioner -- and not RPC -- has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding. In October 2008, the Court dismissed the action without prejudice for failure to prosecute.

     Nevertheless, on January 14, 2009, RPC filed a notice of removal of the New Jersey action to the United States District Court for the District of New Jersey and, on February 2, 2009, moved to transfer the New Jersey action to the Eastern District of New York, where RPC's Chapter 11 proceeding is pending. Consideration of that transfer motion has been stayed until the Court rules on the AIG Parties' motion to dismiss the case for lack of subject matter jurisdiction because the purportedly removed action had been dismissed three months before RPC filed its purported notice of removal. That motion has been fully briefed and is pending before the Court. Should the Court deny that motion, the AIG Parties intend to file a motion to remand the case and intend to oppose the transfer of the New Jersey action.

     The AIG Parties believe that RPC's counterclaims, as well as the claims asserted by RPC, Eagle and Newark in the New Jersey action, are without merit and intend to defend them vigorously, but cannot now estimate either the likelihood of prevailing in these actions or the potential damages in the event liability is determined.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

     Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements. It is possible that additional civil or regulatory proceedings will be filed by other state regulators.

     On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     On May 24, 2007, the National Workers Compensation Reinsurance Pool (NWCRP), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint alleges claims for violations of the Racketeer Influenced and Corrupt Organizations Act (RICO), breach of contract, fraud and related state law claims arising out of AIG's alleged underpayment of these assessments between 1970 and the present and seeks damages purportedly in excess of $1 billion. On August 6, 2007, the court denied AIG's motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied AIG's motion to dismiss the complaint. On March 17, 2008, AIG filed an amended answer, counterclaims and third-party claims against the National Council on Compensation Insurance (in its capacity as attorney-in-fact for the NWCRP), the NWCRP, its board members, and certain of the other insurance companies that are members of the NWCRP alleging violations of RICO, as well as claims for conspiracy, fraud, and breach of fiduciary duty. The counterclaim-and third-party defendants filed motions to dismiss on June 9, 2008. On January 26, 2009, AIG filed a motion to dismiss all claims in the complaint for lack of subject-matter jurisdiction. On February 23, 2009, the Court issued an order denying the motion to dismiss AIG's counterclaims; granting the portion of the third-party defendants' motion to dismiss as to AIG's third-party claims for RICO violations and conspiracy; and denying the portion of the third-party defendants' motion to dismiss as to AIG's third-party claims for fraud, breach of fiduciary duty and unjust enrichment. On April 13, 2009, one of the third-party defendants filed third-party counterclaims against AIG, certain of its subsidiaries and certain former executives. The allegations in the third-party counterclaims are substantially similar to those filed by the NWCRP, but also seek damages for additional residual market assessments that company allegedly had to pay in non-NWCRP states, to guaranty funds and for special assessments. On April 16, 2009, the Court ordered that all third-party defendants must assert any third-party counterclaims by April 30, 2009. The case is otherwise stayed until June 10, 2009, pending disposition of AIG's motion to dismiss for lack of subject matter jurisdiction.

     On April 1, 2009, a purported class action was filed in Illinois federal court against AIG and certain of its subsidiaries on behalf of a putative class of NWCRP participant members with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint is styled as an "alternative complaint," should the court grant AIG's motion to dismiss all claims against the defendants in the NWCRP lawsuit for lack of subject matter jurisdiction. The allegations in the class action complaint are substantially similar to those filed by the NWCRP, but the complaint adds certain former AIG executives as defendants and a RICO claim against those individuals. On April 9, 2009, the Court stayed the case pending disposition of AIG's motion to dismiss for lack of subject matter jurisdiction in the NWCRP lawsuit.

     On March 28, 2008, a Minnesota federal court granted AIG's motion to dismiss a lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On April 25, 2008, plaintiffs appealed to the United States Court of Appeals for the Eighth Circuit and also filed a new complaint making similar allegations in Minnesota state court. On April 30, 2008, substantially identical claims were also filed in Minnesota state court by the Minnesota Insurance Guaranty Association and Minnesota Assigned Risk Plan. On September 11, 2008, the parties to both actions entered into a settlement, resulting in the dismissal of all claims against AIG. In exchange for the dismissal and a broad release of claims, the financial terms of the settlement provided for AIG's payment of $21,500 to plaintiffs and waiver of its right to collect $3,500 in payments due from the plaintiffs.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. An amended complaint was filed on March 24, 2008, and AIG filed a motion to dismiss the amended complaint on April 21, 2008. On July 8, 2008, the court granted AIG's motion to dismiss all claims without prejudice and granted plaintiff leave to refile subject to certain conditions. Plaintiffs filed their second amended complaint on July 22, 2008. On March 27, 2009, the court granted AIG's motion to dismiss all claims in the second amended complaint related to pre-2001 policies and all claims against certain AIG subsidiaries, denied the motion to dismiss as to claims against AIG and the remaining subsidiaries, and granted AIG's motion to strike certain allegations from the complaint. Limited discovery is now proceeding on the remaining claims.

     In April 2007, the National Association of Insurance Commissioners (the
     NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination are Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) have agreed to participate in the multi-state examination. To date, the examination has focused on legacy issues related to AIG's writing and reporting of workers compensation insurance between 1985 and 1996. AIG has also been advised that the examination will focus on current compliance with legal requirements applicable to such business. Although AIG has been advised by counsel engaged by the lead states to assist in their investigation that to date no determinations have been made with respect to these issues, AIG cannot predict the outcome of the investigation and there can be no assurance that any regulatory action resulting from the investigation will not have a material adverse effect on the Company and its business.

     After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

     The consolidated actions have proceeded in that court in two parallel actions, In re insurance Brokerage Antitrust Litigation (the Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Employee Benefits Complaint, and, together with the Commercial Complaint, the multi-district litigation).

     The plaintiffs in the Commercial Complaint are a group of corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     of Pittsburgh, Pa., American International Specialty Lines Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, and The Insurance Company of the State of Pennsylvania. The Commercial Complaint also named various brokers and other insurers as defendants (three of which have since settled). The Commercial Complaint alleges that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The Commercial Complaint also alleges that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the Commercial Complaint alleges that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs assert that the defendants violated the Sherman Antitrust Act, RICO, the antirust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs seek treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

     The plaintiffs in the Employee Benefits Complaint are a group of individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from January 1, 1998 to December 31, 2004. The Employee Benefits Complaint names AIG, and certain of its subsidiaries, including American Home, as well as various other brokers and insurers, as defendants. The activities alleged in the Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the Commercial Complaint.

     The court in connection with the Commercial Complaint granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The court declined to exercise supplemental jurisdiction over the state law claims in the Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007. Both appeals are fully briefed and oral argument on both appeals took place on April 21, 2009.

     A number of complaints making allegations similar to those in the multi-district litigation have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. These additional consolidated actions are still pending in the District of New Jersey, but are currently stayed pending a decision by the court on whether they will proceed during the appeal of the dismissal of the multi-district litigation. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation. These efforts have generally been successful, although one case - now settled - in Florida state court and two cases currently pending in Texas and New Jersey state courts have proceeded. Discovery has recently commenced in the case pending in New Jersey state court. In the Texas case, at a hearing completed on April 3, 2009, the court sustained defendants' Special Exceptions, and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     granted plaintiff 60 days to replead. AIG has also recently settled several of the various federal and state court actions alleging claims similar to those in the multi-district litigation.

     On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Commercial Complaint, alleges that AIG and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint seeks treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. AIG, along with other co-defendants, moved to dismiss the complaint on November 16, 2007. On June 30, 2008, the court denied defendants' motion to dismiss. On August 18, 2008, defendants filed their answers to the complaint. Discovery is ongoing.

     On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

     AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, was named as a defendant in a putative class action lawsuit in the 14th Judicial District Court for the State of Louisiana. Plaintiffs were medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint sought monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants were occupationally ill or injured workers whose employers were named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

     On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, AIGDC along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC, along with the other defendants in the action, appealed the Court's class certification and jurisdictional ruling.

     On January 25, 2008, plaintiffs and AIGDC agreed to resolve this action on a classwide basis for $28,750. The court granted final approval of the settlement in May 2008 and most of the settlement funds have been distributed.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The action has also been dismissed with prejudice.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   Asbestos and Environmental Reserves
     -----------------------------------

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

     The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2008, 2007 and 2006, gross and net of reinsurance credits, are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                         Asbestos Losses                   Environmental Losses
---------------------------------------------------------------------------------------------------------------------
                                                   2008        2007         2006        2008       2007       2006
---------------------------------------------------------------------------------------------------------------------
Direct :
Loss and LAE reserves, beginning of year ....   $ 983,031   $1,098,137   $1,087,625   $137,135   $178,384   $288,676
   Incurred losses and LAE ..................      98,429       34,757      159,878    (13,665)      (468)   (75,819)
   Calendar year paid losses and LAE ........    (176,178)    (149,863)    (149,366)   (18,020)   (40,781)   (34,473)
Loss and LAE Reserves, end of year ..........   $ 905,282   $  983,031   $1,098,137   $105,450   $137,135   $178,384
=====================================================================================================================
Assumed:
Loss and LAE reserves, beginning of year ....   $  89,655   $   97,344   $   97,399   $  5,933   $  4,948   $  6,561
   Incurred losses and LAE ..................      12,578        5,160       14,332       (735)     1,386     (1,462)
   Calendar year paid losses and LAE ........     (15,858)     (12,849)     (14,387)      (121)      (401)      (151)
Loss and LAE reserves, end of year ..........   $  86,375   $   89,655   $   97,344   $  5,077   $  5,933   $  4,948
=====================================================================================================================
Net of reinsurance:
Loss and LAE reserves, beginning of year ....   $ 464,090   $  533,105   $  518,246   $ 71,628   $ 92,210   $134,977
   Incurred losses and LAE ..................      27,666       10,155       83,696         32      1,691    (22,324)
   Calendar year paid losses and LAE ........     (76,966)     (79,170)     (68,837)   (14,013)   (22,273)   (20,443)
Loss and LAE reserves, end of year ..........   $ 414,790   $  464,090   $  533,105   $ 57,647   $ 71,628   $ 92,210
=====================================================================================================================

     The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                                         Asbestos Losses                   Environmental Losses
---------------------------------------------------------------------------------------------------------------------
                                                   2008        2007         2006        2008       2007       2006
---------------------------------------------------------------------------------------------------------------------
Direct basis ................................   $ 524,100   $  619,127   $  736,453   $ 39,611   $ 56,093   $ 70,439
Assumed reinsurance basis ...................      37,560       44,945       61,885         96      1,191        614
Net of ceded reinsurance basis ..............     238,704      296,910      378,726     19,081     25,942     37,524

     The amount of ending reserves for loss adjustment expenses included in the table above for Asbestos and Environmental losses is as follows:

                                                         Asbestos Losses                   Environmental Losses
---------------------------------------------------------------------------------------------------------------------
                                                   2008        2007         2006        2008       2007       2006
---------------------------------------------------------------------------------------------------------------------
Direct basis ................................   $  58,233   $   68,792   $   81,828   $ 16,976   $ 24,040   $ 30,189
Assumed reinsurance basis ...................       7,124        6,570        6,876        109        351        263
Net of ceded reinsurance basis ..............      29,473       34,565       42,081      8,245     10,958     16,082

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2008 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

C.   Leases
     ------

     The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through March 31, 2019. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. The total lease expense was $14,004, $44,783 and $38,451 in 2008, 2007 and 2006, respectively.

     At January 1, 2008, the minimum annual aggregate rental commitments are as follows:

            2009 .............................................  $11,817
            2010 .............................................   11,800
            2011 .............................................    9,798
            2012 .............................................    9,410
            2013 .............................................    3,475
            Thereafter .......................................   16,643
            -----------------------------------------------------------
               Total minimum lease payments ..................  $62,943
            ===========================================================

     Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

D.   Other Contingencies
     -------------------

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

     As of December 31, 2008, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2008, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $850,462, and included unrecorded loss contingencies of $826,104.

     As part of its private equity portfolio investment, as of December 31, 2008 the Company may be called upon for an additional capital investment of up to $655,363. The Company expects only a small portion of this portfolio will be called during 2009.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 13 - OTHER SIGNIFICANT MATTERS
-----------------------------------

The Company underwrites a significant concentration of its direct business with brokers.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2008, 2007 and 2006, policyholder dividends amounted to $341, $123 and $1,344, respectively, and were reported as Other Income in the accompanying statements of income.

As of December 31, 2008 and 2007, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

      --------------------------------------------------------------------
      Other admitted assets                              2008       2007
      --------------------------------------------------------------------
      Guaranty funds receivable or on deposit ......  $  18,082  $  18,468
      Loss funds on deposit ........................     65,014    103,439
      Outstanding loss drafts - suspense accounts ..    314,798    430,304
      Other ........................................     56,052     25,777
      Allowance for doubtful accounts ..............   (369,538)  (395,847)
      --------------------------------------------------------------------
         Total other admitted assets ...............  $  84,408  $ 182,141
      ====================================================================

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2008 and 2007, the Company's liability for insolvency assessments amounted to $51,459 and $39,027, respectively, with related assets for premium tax credits of $18,082 and $18,468, respectively. Of the amount accrued, the Company expects to pay approximately $33,377 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $11,265 of premium tax offset credits and the associated liability in years two through five. The remaining $6,817 will be realized between years five and ten.

The Company routinely assesses the collectability of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2008 and 2007, the Company had established an allowance for doubtful accounts of $369,538 and $395,847, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

During 2008, 2007 and 2006, the Company recorded $48,507, $89,886 and $49,762, respectively, for allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying Statements of Income.

As of December 31, 2008 and 2007, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Other liabilities                                                   2008      2007
------------------------------------------------------------------------------------
Service carrier liabilty .......................................  $  2,875  $  9,195
Retroactive reinsurance payable ................................     6,873    16,299
Remmittances and items not allocated ...........................    30,146    39,116
Policyholder funds on deposit ..................................    12,596    11,341
Payable for securities .........................................        --     3,331
Loss clearing ..................................................     7,597    15,325
Liability for pension and severance pay ........................    12,832     6,018
Dividends to policyholders .....................................       233        --
Deferred commission earnings ...................................    11,052    11,890
Amounts withheld or retained by company for account of others ..     5,709    13,840
Advance premiums ...............................................    13,614        --
Accrued retrospective premiums .................................    56,408    41,587
Accounts payable ...............................................    24,655    24,852
Other liabilites ...............................................    55,528   153,990
------------------------------------------------------------------------------------
Total other liabilties .........................................  $240,118  $346,784
====================================================================================

EVENTS OCCURRING AT THE AIG LEVEL
---------------------------------

In September 2008, the Company's ultimate parent company, American International Group, Inc. (AIG), experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. Although the Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations, its immediate parent company, AIG Commercial Insurance Group, Inc., has guaranteed the credit facility obligations (but has not pledged its ownership interest in the Company).

On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant").

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into agreements with the NY Fed in connection with the special purpose financing vehicles known as Maiden Lane II LLC and Maiden Lane III LLC. The Company was not a party to these agreements and these transactions did not affect the Company's financial condition, results of operations or cash flows.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses.

NOTE 14 - SUBSEQUENT EVENTS
---------------------------

In February 2009, the Company entered into a Capital Maintenance Agreement (CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2008 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary. Effective upon the date of filing of the Company's 2008 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2007 surplus position.

Subsequent to December 31, 2008 and in relation to the transaction described in
Note 5(E), the Company's immediate parent contributed $691,000 in cash to the Company's surplus. With the approval of the Insurance Department of the State of New York, this contribution has been reflected as Type 1 subsequent event in these financial statements.

Subsequent to filing its December 31, 2008 Annual Statement, management discovered that its accounting in the Annual Statement for the dissolution of the Company's Canadian branch included a receivable for $691 million that had been misclassified. This amount should have been recorded as a capital contribution from its parent. Cash settlement of the balance occurred prior to filing of the Company's revised Annual Statement. With the Department's approval, the Company has reported this activity as of December 31, 2008 as a Type 1 subsequent event and reflected this amount as an increase to cash and paid-in capital.

On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date.

On April 16, 2009, AIG announced an agreement to sell 21st Century Insurance Group, AIG's U.S. personal auto insurance business, to Farmers Group, Inc., a subsidiary of Zurich Financial Services Group. The transaction, which will include the sale of AHAC's equity interests in 21st Century Insurance Group and AIG Hawaii Insurance Company, Inc., is subject to satisfaction of certain closing conditions, including applicable regulatory approvals. The carrying value of these companies amounted to $181,972.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

On April 21, 2009, AIG announced its intent to enter into a transaction pursuant to which AIG will contribute AIU Holdings, LLC and AIU Holdings, Inc., the parent company of AHAC, to a newly-formed special purpose vehicle

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

(SPV). AIG will receive preferred and common interests in the SPV in exchange for the contributions. AIG also announced its intent to acquire from AHAC its equity interests in Transatlantic Holdings, Inc. These transactions are intended to further separate AIG's property casualty operations from AIG and are being taken in preparation for the potential sale of a minority stake in the business.

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, it is not expected to have a significant impact on the Company's ability to continue as a going concern.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements

          (1) Financial Statements of the WM Strategic Asset Manager Divisions of American General Life Insurance Company Separate Account D:

               Report of Independent Registered Public Accounting Firm Statement of Net Assets
               Statement of Operations
               Statement of Changes in Net Assets
               Notes to the Financial Statements

          (2) Consolidated Financial Statements of American General Life Insurance Company:

               Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Shareholder's Equity
               Consolidated Statements of Comprehensive Income
               Consolidated Statements of Cash Flows
               Notes to the Consolidated Financial Statements

          (3)  Statutory Financial Statements - American Home Assurance Company

               Report of Independent Registered Public Accounting Firm Statements of Admitted Assets, Liabilities, Capital and Surplus Statements of Income and Changes in Capital and Surplus Statements of Cash Flow
               Notes to the Statutory Basis Financial Statements

     (b)  Exhibits.

1    (a)  American General Life Insurance Company of Delaware Board of Directors
          resolution authorizing the establishment of Separate Account D. (1)

     (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the re-domestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)

     (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct. (3)

2    Custodial agreements: None.

3    (a)  (i)  Distribution Agreement between American General Equity Services
               Corporation and American General Life Insurance Company, effective October 1, 2002, incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement
               (File No. 333-40637) of American General Life Insurance Company
               Separate Account D, filed November 8, 2002.

          (ii) (A) Form of Master Marketing and Distribution Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and Sierra Investment Services Corporation. (8)

               (B)  (1)  Master Marketing and Distribution Agreement by and
                         among American General Life Insurance Company, American General

                         Securities Incorporated, and WM Funds Distributor, Inc., dated July 12, 1999. (10)

                    (2) First Amendment to Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

               (C) Form of Amended and Restated Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc. (12)

     (b) (i) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and Sierra Investment Services Corporation. (8)

          (ii) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and WM Funds Distributor, Inc. (12)

     (c)  (i)  Trust Participation Agreement. (5)

          (ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Sierra Investment Services Corporation. (8)

          (iii) Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Composite Funds Distributor, Inc. (9)

          (iv) Participation Agreement among American General Life Insurance Company, Principal Variable Contracts Fund, Inc., and Principal Funds Distributor, Inc., dated April 12, 2007. (19)

     (d) (i) Agreement respecting certain indemnifications given by Sierra Investment Advisors Corporation and Sierra Investment Services Corporation to American General Life Insurance Company and American General Securities Incorporated. (5)

          (ii) Indemnification Agreement by and among American General Life Insurance Company, American General Securities Incorporated, WM Advisors, Inc., and WM Funds Distributor, Inc., dated July 12, 1999. (10)

          (iii) First Amendment to Indemnification Agreement by and among American General Life Insurance Company, American General Distributors, Inc., WM Advisors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

4    (a)  Specimen form of Combination Fixed and Variable Annuity Contract (Form
          No. 97010). (8)

     (b) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 97011). (8)

     (c) Specimen form of Waiver of Surrender Charge Rider for Contract Form No. 97010 and Contract Form No. 97011. (8)

     (d)  Form of Qualified Contract Endorsement. (6)

     (e)  (i)  (A)  Specimen form of Individual Retirement Annuity Disclosure
                    Statement available under Contract Form No. 97010 and Contract Form No. 97011. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 2, 2005.
                    (20)

               (B) Specimen form of Roth Individual Retirement Annuity Disclosure Statement available under Contract Form No. 97010 and Contract Form No. 97011. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 2, 2005.
                    (20)

          (ii) Specimen form of Individual Retirement Annuity Endorsement. (4)

          (iii) Specimen form of IRA Instruction Form. (6)

5    (a)  (i)  Specimen form of Application for Contract Form No. 97010 and
               Contract Form No. 97011. (8)

          (ii) Specimen form of April 1, 1998 amended Application for Contract form No. 97010 and Contract Form No. 97011. (9)

          (iii) Specimen form of amended Application for Contract Form No. 97010 and Contract Form No. 97011. (9)

          (iv) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended October 1, 1998. (11)

          (v) (A) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended March 1, 1999. (11)

               (B) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

               (C) Specimen form of Application limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

               (D) Specimen form of Oregon Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

               (E) Specimen form of Application (Form No. L 8908-97 REV 0399) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

               (F) Specimen form of Application (Form No. 8908-10 REV 0500) limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No 97011, amended May 1, 2001. (14)

               (G)  Specimen form of Oregon Application (Form No. 8908-38 REV
                    0600) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

          (vi) Specimen form of SNAP Annuity Ticket application. (8)

     (b)  (i)  Election of Annuity Payment Option/Change Form. (5)

          (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract. (6)

     (c) (i) Contract Service Request, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (8)

          (ii) Contract Service Request, amended April 1, 1998, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (9)

          (iii) Amended Contract Service Request, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011.
               (9)

          (iv) (A) Contract Service Request, amended March 1, 1999, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (11)

               (B) Contract Service Request, amended May 1, 2000, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (13)

               (C) Form of Dollar Cost Averaging Enrollment Form for Contract Form No. 97010 and Contract Form No. 97011. (13)

               (D) Contract Service Request, amended May 1, 2001, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (14)

          (v) Form of Authorization Limited to Execution of Transaction Requests for Contract. (4)

          (vi) Form of Transaction Request Form. (6)

6    (a)  Amended and Restated Articles of Incorporation of American General
          Life Insurance Company, effective December 31, 1991. (2)

     (b) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995, incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998.

     (c) Bylaws of American General Life Insurance Company, restated as of June 8, 2005. (7)

7    None

8    (a)  Form of Letter Agreement between Sierra Investment Services
          Corporation and American General Life Insurance Company regarding expenses. (8)

     (b) Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of October 2, 1998.
          (11)

     (c) Amendment No. 1 to Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of January 1, 2000. (13)

     (d) Form of Addendum to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity

          Services Corporation, effective May 1, 2004. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 2, 2005.

     (e) General Guarantee Agreement between American General Life Insurance Company and American Home Assurance Company. (15)

     (f) Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006. (19)

9    (a)  Opinion and Consent of Counsel for Depositor. (8)

9    (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
          American Home Assurance Company. (17)

10   Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11   Not applicable

12   None

13   (a)  (i)  (A)  Computations of hypothetical historical standardized average annual total returns for the Global Money Fund Division,
                    available under Contract Form No. 97010 and Contract Form
                    No. 97011 for the one year period ended December 31, 1996.
                    (8)

               (B) Computations of hypothetical historical average annual total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997. (9)

          (ii) (A) Computations of hypothetical historical non-standardized total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996, and since inception. (8)

               (B) Computations of hypothetical historical total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

          (iii) (A) Computations of hypothetical historical non-standardized cumulative total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996, and since inception. (8)

               (B) Computations of hypothetical historical cumulative total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

          (iv) Computations of hypothetical historical seven day yield and effective yield for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the seven day period ended December 31, 1996. (8)

          (v) (A) Computation of hypothetical historical non-standardized total return for the Mid Cap Stock Fund Division, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

               (B) Computation of hypothetical historical non-standardized average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

               (C) Computation of hypothetical historical average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

14   American Home Assurance Company Power of Attorney. (20)

----------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on March 29, 1993.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on October 18, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005, accession number 0001193125-05-0165474.

(8) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on February 12, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 1, 1998, accession number 0000904456-98-000109.

(10) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 21, 2000, accession number 000089243-00-000913.

(11) Previously filed in Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 23, 1999, accession number
     0000899243-99-000787.

(12) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 5, 2001, accession number 0000899243-01-000859.

(13) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 25, 2000, accession number 0000899243-00-000935.

(14) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 18, 2001, accession number 0000899243-01-000892.

(15) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on August 12, 2005, accession number 0000089031-05-000008.

(16) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D, filed on September 26, 2005, accession number 0001193125-05-191297.

(17) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on October 25, 2005, Accession No. 0000950129-05-010062.

(18) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 1, 2007, Accession No. 0001193125-06-068928.

(19) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 1, 2007, Accession No. 0001193125-07-097393.

(20) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on April 30, 2008, Accession No. 0001193125-08-097296.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    NAME AND PRINCIPAL                        POSITIONS AND OFFICES WITH DEPOSITOR
     BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   -----------------------------------------------------------------------
Rodney O. Martin, Jr.       Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff         Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David R. Armstrong          Director, President-AIG Benefit Solutions Profit Center and Chief
3600 Route 66               Executive Officer-AIG Benefit Solutions Profit Center
Neptune, NJ 07754-1580

Mary Jane B. Fortin         Director, Executive Vice President and Chief Financial Officer
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar           Director, President-Life Profit Center and Chief Executive Officer-Life
750 West Virginia Street    Profit Center
Milwaukee, WI 53204

    NAME AND PRINCIPAL                        POSITIONS AND OFFICES WITH DEPOSITOR
     BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   -----------------------------------------------------------------------
Royce G. Imhoff, II         Director, President-Independent Distribution and Chief Executive
2929 Allen Parkway          Officer-Independent Distribution
Houston, TX 77019

David W. O'Leary            Director, President-Specialty Markets Group and Chief Executive
2929 Allen Parkway          Officer-Specialty Markets Group
Houston, TX 77019

Gary D. Reddick             Director
2929 Allen Parkway
Houston, TX 77019

Christopher J. Swift        Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley            Director and Executive Vice President-Strategic Growth Initiatives
2929 Allen Parkway
Houston, TX 77019

Matthew E. Winter           Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

John Gatesman               President-Affluent and Corporate Markets Group
2727-A Allen Parkway
Houston, TX 77019

Ronald J. Harris            President-Matrix Direct
9640 Granite Ridge Drive
San Diego, CA 92123

Dennis Roberts              President-Independent Agency Group
2929 Allen Parkway
Houston, TX 77019

Richard C. Schuettner       President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

Durr Sexton                 President-Annuity Profit Center
2929 Allen Parkway
Houston, TX 77019

Robert E. Steele            President-Structured Settlements
205 E. 10th Avenue
Amarillo, TX 79101

Don M. Ward                 President-Financial Institution Marketing Group
2929 Allen Parkway
Houston, TX 77019

    NAME AND PRINCIPAL                        POSITIONS AND OFFICES WITH DEPOSITOR
     BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   -----------------------------------------------------------------------
Jeffrey H. Carlson          Executive Vice President and Chief Information Officer
2929 Allen Parkway
Houston, TX 77019

Rodney N. Hook              Executive Vice President-AIG Benefit Solutions Profit Center and Chief
3600 Route 66               Risk Officer-AIG Benefit Solutions Profit Center
Neptune, NJ 07754

Kyle L. Jennings            Executive Vice President, General Counsel and Secretary
2929 Allen Parkway
Houston, TX 77019

Patricia H. Miller          Executive Vice President
2929 Allen Parkway
Houston, TX 77019

Gary Parker                 Executive Vice President and Chief Product Officer
2929 Allen Parkway
Houston, TX 77019

Dan E. Trudan               Executive Vice President and Chief Operations Officer
2929 Allen Parkway
Houston, TX 77019

Steven D. Anderson          Senior Vice President-Life Profit Center & Independent Distribution and
2929 Allen Parkway          Chief Financial Officer-Life Profit Center & Independent Distribution
Houston, TX 77019

Erik A. Baden               Senior Vice President-Strategic Marketing and Business Development
2929 Allen Parkway
Houston, TX 77019

Wayne A. Barnard            Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein         Senior Vice President and Chief and Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

J. Thomas Burkhard          Senior Vice President - Chief Operating Officer, Life Profit Center
2929 Allen Parkway
Houston, TX 77019

Don Cummings                Senior Vice President and Chief Accounting Officer
2727-A Allen Parkway
Houston, TX 77019

James A. Galli              Senior Vice President and Chief Business Development Officer
70 Pine Street
New York, NY 10270

    NAME AND PRINCIPAL                        POSITIONS AND OFFICES WITH DEPOSITOR
     BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   -----------------------------------------------------------------------
Robert M. Goldbloom         Senior Vice President-Terminal Funding Annuities
70 Pine Street
New York, NY 10270

William F. Guterding        Senior Vice President
70 Pine Street
New York, NY 10270

Robert F. Herbert, Jr.      Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Althea R. Johnson           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Glen D. Keller              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen Kennedy             Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frank A. Kophamel           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Simon J. Leech              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Charles L. Levy             Senior Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Edmund D. McClure           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

    NAME AND PRINCIPAL                        POSITIONS AND OFFICES WITH DEPOSITOR
     BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   -----------------------------------------------------------------------
Laura W. Milazzo            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien         Senior Vice President, Chief Marketing Officer - Independent Agency
2929 Allen Parkway          Group
Houston, TX 77019

John W. Penko               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Frederic R. Yopps           Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Chris N. Aiken              Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Chris Ayers                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon             Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel              Vice President
2727-A Allen Parkway
Houston, TX 77019

Michael B. Boesen           Vice President
2727-A Allen Parkway
Houston, TX 77019

Timothy H. Bolden           Vice President, Chief Compliance Officer and Deputy General Counsel
2727-A Allen Parkway
Houston, TX 77019

Laura J. Borowski           Vice President
750 West Virginia St.
Milwaukee, WI 53204

James B. Brown              Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield        Vice President
3600 Route 66
Neptune, NJ 07754

    NAME AND PRINCIPAL                        POSITIONS AND OFFICES WITH DEPOSITOR
     BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   -----------------------------------------------------------------------
Valerie A. Childrey         Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs              Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert M. Cicchi            Vice President
2727-A Allen Parkway
Houston, TX 77019

James Cortiglia             Vice President
3600 Route 66
Neptune, NJ 07754

Steven A. Dmytrack          Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan          Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi         Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze            Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Brad J. Gabel               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Liza Glass                  Vice President
2727-A Allen Parkway
Houston, TX 77019

Leo W. Grace                Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Richard L. Gravette         Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

    NAME AND PRINCIPAL                        POSITIONS AND OFFICES WITH DEPOSITOR
     BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   -----------------------------------------------------------------------
Kenneth J. Griesemer        Vice President
3051 Hollis Drive
Springfield, IL 62704

Daniel J. Gutenberger       Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Joel H. Hammer              Vice President
70 Pine Street
New York, NY 10270

D. Leigh Harrington         Vice President
2929 Allen Parkway
Houston, TX 77019

Keith C. Honig              Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

Stephen D. Howard           Vice President
2727-A Allen Parkway
Houston, TX 77019

Janna M. Hubble             Vice President
2929 Allen Parkway
Houston, TX 77019

Donald E. Huffner           Vice President and Real Estate Investment Officer
70 Pine Street
New York, NY 10270

Walter P. Irby              Vice President-Specialty Marketing Group and Chief Financial
2929 Allen Parkway          Officer-Specialty Marketing Group
Houston, TX 77019

Sharla A. Jackson           Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Michael J. Krugel           Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Robert J. Ley               Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Gwendolyn J. Mallett        Vice President
2727 Allen Parkway
Houston, TX 77019

    NAME AND PRINCIPAL                        POSITIONS AND OFFICES WITH DEPOSITOR
     BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   -----------------------------------------------------------------------
W. Larry Mask               Vice President, Real Estate Investment Officer and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall            Vice President
2727-A Allen Parkway
Houston, TX 77019

Beverly A. Meyer            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael          Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio               Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller            Vice President
3051 Hollis Drive
Springfield, IL 62704

Craig A. Mitchell           Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

Michael R. Murphy           Vice President
750 West Virginia Street
Milwaukee, WI 53204

David W. Napoli             Vice President
2727 Allen Parkway
Houston, TX 77019

Carl T. Nichols             Vice President and Medical Director
205 E. 10th Avenue
Amarillo, TX 79101

Deanna D. Osmonson          Vice President and Chief Privacy Officer
2727-A Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.        Vice President, Real Estate Investment Officer and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lori J. Payne               Vice President
2929 Allen Parkway
Houston, TX 77019

    NAME AND PRINCIPAL                        POSITIONS AND OFFICES WITH DEPOSITOR
     BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   -----------------------------------------------------------------------
Cathy A. Percival           Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Andrew J. Rasey             Vice President
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel            Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins               Vice President
175 Water Street
New York, NY 10038

Walter J. Rudecki, Jr.      Vice President
2929 Allen Parkway
Houston, TX 77019

John Rugel                  Vice President
750 West Virginia Street
Milwaukee, WI 53204

Dale W. Sachtleben          Vice President
3051 Hollis Drive
Springfield, IL 62704

Carly Sanchez               Vice President and Chief Diversity Officer
2727 Allen Parkway
Houston, TX 77019

Michael C. Sibley           Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

T. Clay Spires              Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Dale A. Stewart             Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton         Vice President
3051 Hollis Drive
Springfield, IL 62704

    NAME AND PRINCIPAL                        POSITIONS AND OFFICES WITH DEPOSITOR
     BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------------   -----------------------------------------------------------------------
Veronica Torralba           Vice President
2929 Allen Parkway
Houston, TX 77019

Sarah Van Beck              Vice President
2727-A Allen Parkway
Houston, TX 77019

Christian D. Weiss          Vice President
3051 Hollis Drive
Springfield, IL 62704

Cynthia P. Wieties          Vice President
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones             Chief Counsel-Product Development and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a Separate account of American General Life Insurance Company (Depositor). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-09-003734, filed March 2, 2009. Exhibit 21 is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of April 24, 2009 there were 4,506 owners of the Contracts, of which 1,685 were qualified Contracts and 2,821 were non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is incorporated by reference in Exhibit 3(c)(i) of this Registration Statement as amended by Form of First Amendment to the Trust Participation Agreement that is filed as Exhibit 3(c)(ii) to this Registration Statement are hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement. Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Equity Services Corporation ("AGESC") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution Agreement that is filed as
Exhibit 3(a)(ii)(B) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGESC will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGESC is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGESC. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGESC, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and WM Advisors, Inc. agree to indemnify the Company and AGESC with respect to liabilities arising out of the negligence or bad faith of the Distributor, WM Advisors, Inc. or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of WM Advisors, Inc. and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGESC for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify

AGESC from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this Registration Statement or otherwise for which the Company is responsible; and AGESC agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGESC.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) Management.

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) Management.

NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS               AMERICAN GENERAL EQUITY SERVICES CORPORATION
----------------------   -------------------------------------------------------
Matthew E. Winter        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS               AMERICAN GENERAL EQUITY SERVICES CORPORATION
----------------------   -------------------------------------------------------
David W. O'Leary         Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings         Executive Vice President, General Counsel and Secretary
2929 Allen Parkway
Houston, TX 77019

Larry Blews              Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson       Vice President, Chief Privacy Officer and Anti-Money
2727 Allen Parkway       Laundering Compliance Officer
Houston, TX 77019

T. Clay Spires           Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington        Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Lauren W. Jones          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Ann Wohn                 Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Not Applicable.

ITEM 30. LOCATION OF RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

ITEM 31. MANAGEMENT SERVICES

None

ITEM 32. UNDERTAKINGS

Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement; C) to deliver any Statement or financial statements required to be made available under this Form promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

Representation Regarding Reasonableness of Aggregate Fees and Charges Deducted Under Contracts

The American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2009.

                                    AMERICAN GENERAL LIFE INSURANCE
                                    COMPANY SEPARATE ACCOUNT D
                                    (Registrant)

                                    BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: /s/ ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                        AND CONTROLLER

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.


Signature                                         Title                  Date
-------------------------------------   -------------------------   --------------


/s/ RODNEY O. MARTIN, JR.
-------------------------------------   Director and Chairman       April 30, 2009
RODNEY O. MARTIN, JR.                   of the Board of Directors


/s/ MATTHEW E. WINTER
-------------------------------------   Director, President and     April 30, 2009
MATTHEW E. WINTER                       Chief Executive Officer


/s/ MARY JANE B. FORTIN
-------------------------------------   Director, Executive         April 30, 2009
MARY JANE B. FORTIN                     Vice President and
                                        Chief Financial Officer


/s/ BERNARD AIDINOFF                    Director                    April 30, 2009
-------------------------------------
M. BERNARD AIDINOFF


/s/ DAVID R. ARMSTRONG                  Director                    April 30, 2009
-------------------------------------
DAVID R. ARMSTRONG


/s/ RICHARD A HOLLAR                    Director                    April 30, 2009
-------------------------------------
RICHARD A. HOLLAR


/s/ ROYCE G. IMHOFF II                  Director                    April 30, 2009
-------------------------------------
ROYCE G. IMHOFF II


/s/ DAVID W. O'LEARY                    Director                    April 30, 2009
-------------------------------------
DAVID W. O'LEARY


/s/ GARY D. REDDICK                     Director                    April 30, 2009
-------------------------------------
GARY D. REDDICK


/s/ CHRISTOPHER J. SWIFT                Director                    April 30, 2009
-------------------------------------
CHRISTOPHER J. SWIFT


/s/ JAMES W. WEAKLEY                    Director                    April 30, 2009
-------------------------------------
JAMES W. WEAKLEY

                                                                       333-25549
                                                                       811-02441

                                   SIGNATURES

     American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of April, 2009.

                                        AMERICAN HOME ASSURANCE COMPANY


                                        BY: /S/ ROBERT S. SCHIMEK
                                            ------------------------------------
                                            ROBERT S. SCHIMEK
                                            CHIEF FINANCIAL OFFICER, SENIOR VICE
                                               PRESIDENT AND TREASURER

     This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                         Title                  Date
-------------------------------------   -------------------------   --------------


*KRISTIAN PHILIP MOOR                   Director and Chairman       April 30, 2009
-------------------------------------
KRISTIAN PHILIP MOOR


*JOHN QUINLAN DOYLE                     Director, President and     April 30, 2009
-------------------------------------   Chief Executive Officer
JOHN QUINLAN DOYLE


*ROBERT S. SCHIMEK                      Director, Chief Financial   April 30, 2009
-------------------------------------   Officer, Senior Vice
ROBERT S. SCHIMEK                       President, and Treasurer


*MERTON BERNARD AIDINOFF                Director                    April 30, 2009
-------------------------------------
MERTON BERNARD AIDINOFF


*DAVID NEIL FIELDS                      Director                    April 30, 2009
-------------------------------------
DAVID NEIL FIELDS


*KENNETH VINCENT HARKINS                Director                    April 30, 2009
-------------------------------------
KENNETH VINCENT HARKINS


*DAVID LAWRENCE HERZOG                  Director                    April 30, 2009
-------------------------------------
DAVID LAWRENCE HERZOG


-------------------------------------   Director
LOUIS PHILIP IGLESIAS


*ROBERT EDWARD LEWIS                    Director                    April 30, 2009
-------------------------------------
ROBERT EDWARD LEWIS


-------------------------------------   Director
MONIKA MARIA MACHON


-------------------------------------   Director
CHRISTOPHER LOUIS SPARRO


*NICHOLAS SHAW TYLER                    Director                    April 30, 2009
-------------------------------------
NICHOLAS SHAW TYLER


*NICHOLAS CHARLES WALSH                 Director                    April 30, 2009
-------------------------------------
NICHOLAS CHARLES WALSH


*MARK TIMOTHY WILLIS                    Director                    April 30, 2009
-------------------------------------
MARK TIMOTHY WILLIS


*  BY: /S/ ROBERT S. SCHIMEK
       ------------------------------
       ROBERT S. SCHIMEK
       ATTORNEY-IN-FACT
       (Exhibit 14 to the Registration Statement)

                                Index of Exhibits

Exhibit No.
-----------
10.           Consent of Independent Registered Public Accounting Firm.